As filed with the Securities and Exchange Commission on July 29, 2005

Securities Act Registration No. 2-92665

Investment Company Act Registration No. 811-4088

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

POST-EFFECTIVE AMENDMENT NO. 52	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 54	☒

EXCELSIOR FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

225 High Ridge Road

Stamford, Connecticut 06905

(Address of Principal Executive Offices)

Registrant’s Telephone Number: 800-446-1012

Name and Address of Agent for Service:	Copies to:

Michael R. Rosella, Esq. Paul, Hastings, Janofsky & Walker LLP 75 East 55th Street New York, New York 10022 Phone No.: (212) 318-6800 Fax No.: (212) 319-4090	Agnes Mullady U.S. Trust Company, N.A. 225 High Ridge Road Stamford, CT 06905 Phone No.: (203) 352-4430 Fax No.: (203) 973-0465

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered: Shares of Common Stock.

Excelsior Money Funds

July 29, 2005

Excelsior Funds, Inc.

Excelsior Tax-Exempt Funds, Inc.

MONEY FUND

GOVERNMENT MONEY FUND

TREASURY MONEY FUND

TAX-EXEMPT MONEY FUND

NEW YORK TAX-EXEMPT MONEY FUND

Investment Adviser

United States Trust Company of New York

U.S. Trust Company, N.A.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are mutual funds that offer shares in separate investment portfolios that have individual investment goals, strategies and risks. This prospectus gives you important information about the Shares class of the Money, Government Money and Treasury Money Funds of Excelsior Funds, Inc. and the Tax-Exempt Money and New York Tax-Exempt Money Funds of Excelsior Tax-Exempt Funds, Inc. (each, a “Fund”) that you should know before investing. In addition to the Shares class, which is offered by this prospectus, the Money and Government Money Funds offer one other class of shares: Institutional Shares, each of which are offered in separate prospectuses. Institutional Shares of the Government Money Fund are not currently offered. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. You will find specific information in this prospectus about each of the Funds plus general information on the Funds. You may find additional information in each Fund’s Statement of Additional Information (each, an SAI), which are incorporated by reference into this prospectus. Please read this prospectus carefully before you invest or send money. For more detailed information about each Fund, please see:

Introduction

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

United States Trust Company of New York and U.S. Trust Company, N.A. serve as investment advisers to the Funds (together, the “Adviser”).

Following is a summary of the principal investment policies, strategies and risks of each of the Funds. Further information about risks associated with investing in the Funds can be found in “More Information About Principal Risks and Strategies” in this prospectus and in the SAIs.

The investment objective of each Fund is fundamental and may not be changed without the approval of the shareholders. Except as expressly noted otherwise in the prospectus, each Fund’s investment policies and strategies may be changed without shareholder approval. There can be no assurance that any Fund will be able to achieve its investment objective.

Limitations and restrictions on the level of investment in securities that are discussed in this prospectus and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values that cause a percentage limitation to be exceeded will not necessarily require that securities be sold.

A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

3

Money Fund

Investment Objective

The Money Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Principal Investment Strategy

The Fund invests substantially all of its assets in high quality, U.S. dollar-denominated money market instruments, such as bank certificates of deposit, bankers’ acceptances, commercial paper, corporate debt, mortgage-backed securities, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities and fully collateralized repurchase agreements. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund is a money market fund and seeks to value its investment portfolio at amortized cost and to maintain a stable net asset value per share of $1.00. The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments as to maturities, issuers and providers of credit support.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changing interest rates.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Investments in U.S. government securities, while minimizing risk of loss, may produce a lower yield than investments in other types of instruments.

Although the Fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Conservative investors seeking current income, liquidity and stability of principal.

4

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 1.55% 12/31/00	Worst Quarter 0.15% 6/30/04

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 1.13%.

This table shows the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004.

	1 Year	5 Years	10 Years
Money Fund	0.94%	2.56%	3.86%

Call 1-800-446-1012 for the Fund’s most current 7-day yield.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.25%
Other Expenses	0.44%	*
Total Annual Fund Operating Expenses	0.69%
Less Fee Waivers	(0.14)%	**
Net Annual Fund Operating Expenses	0.55%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.45%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.55%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$56	$207	$370	$845

5

Government Money Fund

Investment Objective

The Government Money Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Principal Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and fully collateralized repurchase agreements for these securities. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund is a money market fund and seeks to value its investment portfolio at amortized cost and to maintain a stable net asset value per share of $1.00. The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changing interest rates.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Investments in U.S. government securities, while minimizing risk of loss, may produce a lower yield than investments in other types of instruments.

Although the Fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Conservative investors seeking current income, liquidity and stability of principal.

6

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 1.54% 12/31/00	Worst Quarter 0.14% 6/30/04

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 1.11%.

This table shows the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004.

	1 Year	5 Years	10 Years
Government Money Fund	0.91%	2.49%	3.80%

Call 1-800-446-1012 for the Fund’s most current 7-day yield.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.25%
Other Expenses	0.45%	*
Total Annual Fund Operating Expenses	0.70%
Less Fee Waivers	(0.15)%	**
Net Annual Fund Operating Expense	0.55%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.46%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.55%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$56	$209	$375	$856

7

Treasury Money Fund

Investment Objective

The Treasury Money Fund seeks current income with liquidity and stability of principal.

Principal Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets in direct U.S. Treasury obligations, such as Treasury bills and notes. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The Fund may also invest in high quality obligations issued or guaranteed by U.S. government agencies and instrumentalities. Generally, interest payments on obligations held by the Fund will be exempt from state and local taxes in most states. Shareholders in a particular state should determine through consultation with their own tax advisors whether and to what extent dividends payable by the Fund from its investments will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed will be subject to the state’s income tax. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund is a money market fund and seeks to value its investment portfolio at amortized cost and to maintain a stable net asset value per share of $1.00. The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Investments in U.S. government securities, while minimizing risk of loss, may produce a lower yield than investments in other types of instruments.

Although the Fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Conservative investors seeking current income, liquidity and stability of principal.

8

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 1.46% 12/31/00	Worst Quarter 0.10% 6/30/04

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 0.97%.

This table shows the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004.

	1 Year	5 Years	10 Years
Treasury Money Fund	0.71%	2.27%	3.55%

Call 1-800-446-1012 for the Fund’s most current 7-day yield.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.30%
Other Expenses	0.44%	*
Total Annual Fund Operating Expenses	0.74%
Less Fee Waivers	(0.14)%	**
Net Annual Fund Operating Expense	0.60%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.45%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.60%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$61	$222	$398	$905

9

Tax-Exempt Money Fund

Investment Objective

The Tax-Exempt Money Fund seeks a moderate level of current interest income exempt from federal income taxes consistent with stability of principal.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in high quality, money market instruments issued by state and local governments and agencies, and other U.S. territories and possessions, that pay interest exempt from federal taxes (“municipal money market instruments”), including the alternative minimum tax. For purposes of this test only, net assets includes borrowings for investment purposes. This policy is fundamental and may not be changed without shareholder approval. Banks and other creditworthy entities may provide letters of credit and other credit enhancements as to municipal money market instruments. Such institutions may also provide liquidity facilities that shorten the effective maturity of some of the Fund’s holdings. The Fund ordinarily will not invest in obligations that pay interest treated as a preference item for purposes of the alternative minimum tax. The Fund is a money market fund and seeks to value its investment portfolio at amortized cost and to maintain a stable net asset value per share of $1.00. The Fund invests only in instruments with remaining maturities of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and an extensive credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes in interest rates and selects securities that it believes offer the most attractive risk/return trade off.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

Because the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Although the Fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Conservative taxable investors in higher tax brackets seeking current interest income exempt from federal income taxes and stability of principal.

10

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 0.97% 12/31/00	Worst Quarter 0.11% 9/30/03

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 0.87%.

This table shows the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004.

	1 Year	5 Years	10 Years
Tax-Exempt Money Fund	0.76%	1.70%	2.43%

Call 1-800-446-1012 for the Fund’s most current 7-day yield.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.25%
Other Expenses	0.43%	*
Total Annual Fund Operating Expenses	0.68%
Less Fee Waivers	(0.13)%	**
Net Annual Fund Operating Expenses	0.55%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.44%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.55%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$56	$204	$366	$834

11

New York Tax-Exempt Money Fund

Investment Objective

The New York Tax-Exempt Money Fund seeks a moderate level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in high quality, money market instruments issued by the State of New York, local governments and agencies in New York and other governmental issuers including U.S. territories and possessions that pay interest exempt from federal (including the alternative minimum tax), New York State and New York City income taxes (“New York money market instruments”). For purposes of this test only, net assets includes borrowings for investment purposes. This policy is fundamental and may not be changed without shareholder approval. Banks and other creditworthy entities may provide letters of credit and other credit enhancements for New York money market instruments. Such institutions may also provide liquidity facilities that shorten the effective maturity of some of the Fund’s holdings. The Fund is a money market fund and seeks to value its investment portfolio at amortized cost and to maintain a stable net asset value per share of $1.00. The Fund invests only in instruments with remaining maturities of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and an extensive credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

Because the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund’s concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. In particular, the Fund’s performance depends upon the ability of the issuers of New York money market instruments to meet their continuing obligations. New York State and New York City may face long-term economic problems that could seriously affect their ability, and that of other issuers of New York money market instruments, to meet their financial obligations. The default or credit rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal securities and hurt the Fund’s performance. Furthermore, if the Fund has difficulty finding attractive New York municipal securities to purchase, the amount of the Fund’s income that is subject to New York taxes could increase.

Although the Fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Conservative investors in higher tax brackets seeking current interest income, liquidity and stability of principal.

12

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 0.94% 12/31/00	Worst Quarter 0.10% 9/30/03

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 0.81%.

This table shows the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004.

	1 Year	5 Years	Since Inception
New York Tax-Exempt Money Fund	0.64%	1.59%	1.83%	*

*	Since August 3, 1998.

Call 1-800-446-1012 for the Fund’s most current 7-day yield.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.50%
Other Expenses	0.46%	*
Total Annual Fund Operating Expenses	0.96%
Less Fee Waivers	(0.36)%	**
Net Annual Fund Operating Expenses	0.60%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.47%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.60%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$61	$270	$496	$1,145

13

More Information About Principal Risks and Strategies

Each Fund has its own investment goal, strategies and risks. United States Trust Company of New York and U.S. Trust Company, N.A. invest Fund assets in a way that they believe will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal.

Fixed Income Risk

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. During periods of rising interest rates, the values of outstanding fixed income securities will generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Call Risk

During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause a Fund’s average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Credit Risk

The possibility that an issuer will be unable to make timely payments of either principal or interest. The Adviser performs credit analyses on all issuers of securities in which a Fund invests. Such analyses are based on information that is publicly available about issuers, and this information and/or the Adviser’s analyses may be incomplete or incorrect.

Event Risk

Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of a Fund’s multiple holdings.

Management Risk

The Adviser continuously evaluates each Fund’s holdings, purchases and sales with a view to achieving a Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. If the Adviser is incorrect in its assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of a Fund’s shares may decline.

Frequent Trading

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because these funds are managed as cash management vehicles which accommodate frequent inflows and outflows of cash, including investments from shareholders who may use money funds as “sweep vehicles” for the temporary investment of cash. As a result, money market funds are managed to accommodate such cash flows, which generally eliminates the potential for disruptive trading.

Money market funds, such as the Funds, are often used as temporary investment vehicles for investors who also invest from time to time in other non-money market funds within the Excelsior Fund Family. The non-money market Excelsior Funds discourage and do not knowingly accommodate short-term or excessive trading (including by means of exchanges) (“frequent trading”) of their shares by shareholders and maintain procedures reasonably designed to detect and deter such frequent trading, which is sometimes referred to as market timing. Frequent trading may interfere with the efficient management of a Fund’s portfolio, as it may result in a Fund maintaining higher cash balances than it otherwise would or cause a Fund to sell portfolio securities at a time when it otherwise would not. Frequent trading may also result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a Fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a Fund.

In addition, to the extent a Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its net asset value per share (NAV), frequent trading by some shareholders may, in certain circumstances, dilute the value of Fund shares held by other shareholders. This may occur when an event that affects the value of the foreign security takes place

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after the close of the primary foreign market, but before the time that the Fund determines its NAV. Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage). If this occurs, frequent traders who attempt this type of price arbitrage may dilute the value of a Fund’s shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities, if those prices have not been adjusted to reflect a change in the fair value of the foreign securities. In an effort to prevent price arbitrage, each Fund has procedures designed to adjust closing market prices of foreign securities before it calculates its NAV when it believes such an event has occurred. Prices are adjusted to reflect what the Fund believes are the fair values of these foreign securities at the time the Fund determines its NAV (called fair value pricing). Fair value pricing, however, involves judgments that are inherently subjective and inexact, since it is not possible to always be sure when an event will affect a market price and to what extent. As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage.

In addition, to the extent a Fund invests in securities of issuers located in emerging markets, such securities may be less liquid or more thinly-traded than securities of issuers in more developed markets. Developments affecting issuers of thinly-traded or less liquid securities will not be reflected in their market price until the security again trades in the marketplace. Frequent traders may seek to exploit this delay by engaging in price arbitrage, in this case by buying or selling shares of a Fund prior to the time of the adjustment of the market price of securities in its portfolio. This may result in the dilution in the value of a Fund’s shares. The risk of price arbitrage also exists with thinly-traded securities of issuers located in the United States, such as high yield bonds and some small cap equity securities. A Fund will employ fair value pricing to these types of securities if it determines that the last quoted market price no longer represents the fair value of the security.

Each Fund has policies and procedures in place to identify and reject purchase orders and new accounts from persons whom the Fund has found to engage in frequent trading in contravention of the Fund’s policies. Generally, the Funds’ policies provide that any shareholder identified as having engaged in a pattern of purchase, sale and purchase or sale, purchase and sale, within a 45 day period in a Fund will be deemed to be frequent trading in the Fund and the Adviser will implement procedures to prevent future frequent trading by such shareholder. Under the Funds’ policies, exchanges from one Fund to another are deemed to be a sale with respect to the originating Fund and a purchase into the recipient Fund. The Funds currently do not treat the following types of purchases, redemptions and exchanges as prohibited frequent trading (collectively, “Transactions”): (i) Transactions solely in money market funds; (ii) Transactions resulting from bona fide investment decisions of a professional investment adviser or other institution with respect to eligible asset allocation programs; (iii) Transactions involving shares acquired through the reinvestment of dividends and capital gains; (iv) Transactions by an investor who has established an eligible automated purchase, exchange, rebalancing or redemption plan with the Funds; (v) Transactions resulting from the death or disability of a shareholder; (vi) Transactions involving shares transferred from another account in the same Fund or shares converted from another class of shares of the same Fund; and (vii) Transactions initiated by a Fund (e.g., for failure to meet applicable account minimums). Each Fund reserves the right to amend these categories and to determine whether a particular transaction qualifies for any such category, at its discretion.

Each Fund retains the right to reject any purchase or exchange order without prior notice to shareholders and to change or cancel the exchange privilege, in each case at each Fund’s discretion. The Funds’ right to reject an exchange order will not prevent a shareholder from redeeming his/her shares.

Shareholders seeking to engage in frequent trading may deploy a variety of strategies to avoid detection and despite the efforts of the Funds, there is no guarantee that the Funds’ procedures will in fact be able to identify all frequent trading or that such activity can be completely eliminated. The ability of the Funds and their agents to detect and curtail frequent trading practices is limited by operational systems and technological limitations. For example, a significant portion of the assets in the Funds are invested by financial intermediaries on behalf of their clients, often in omnibus accounts where individual shareholder investments are aggregated by the intermediary and a single account is opened with a Fund. Omnibus accounts are common among financial intermediaries and may be established for a variety of legitimate purposes, including promoting efficiency of account administration and the privacy of customer financial information. When a financial intermediary maintains an omnibus account with a Fund, the identity of the particular shareholders that make up the omnibus account is often not known to the Fund.

The Funds do not always know and cannot always reasonably detect frequent trading which may occur or be

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facilitated by financial intermediaries, particularly with regard to trading by shareholders in omnibus accounts. There may exist multiple tiers of omnibus accounts within a financial intermediary, which may further compound the difficulty to a Fund and its agents of detecting frequent trading in omnibus accounts. In addition, some financial intermediaries, particularly with respect to group retirement plans, do not have the ability to apply the Funds’ frequent trading policies and procedures to the underlying shareholders investing in the Funds, either because they do not have the systems capability to monitor such trades or they do not have access to relevant information concerning the underlying accounts. In these cases, the Funds will not be able to determine whether frequent trading by the underlying shareholders is occurring. Accordingly, the ability of the Funds to monitor and detect frequent trading through omnibus accounts is extremely limited, and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in frequent trading through omnibus accounts or to curtail such trading. In seeking to identify and prevent frequent trading in omnibus accounts, the Funds will consider the information that is actually available at the time and attempt to identify suspicious trading patterns on the omnibus account level. If frequent trading in violation of a Fund’s policies is detected in omnibus accounts, the Fund, pursuant to contractual arrangements it maintains with the financial intermediary, will take steps with the assistance of those intermediaries to try to prevent the reoccurrence of such trading. Those steps may range from providing warning letters to shareholders or blocking such accounts from making future purchases or exchanges (but not redemptions) from the Funds.

Municipal Issuer Risk

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Funds’ municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Concentration Risk

A Fund’s concentration of investments in issuers located in a single state may make that Fund more susceptible to adverse political or economic developments affecting that state. An investment in such a Fund may involve more risk than in a mutual fund that buys securities of issuers in numerous states.

For example, the New York Tax-Exempt Money Fund concentrates its investments in securities of issuers located in New York State.

The risk of a downturn in the U.S. economy, particularly in New York City and New York State, continues to be affected by the events of September 11, 2001. In addition, the potential for a more prolonged downturn in the financial sector could also have a negative effect on the New York City and New York State economies. It is likely that New York City and New York State will continue to suffer financial difficulties resulting from the September 11th attack, and may continue to suffer financial difficulties as a result of the continued downturn in the financial sector. These anticipated financial difficulties could adversely affect the ability of New York municipal issuers to make prompt payments of principal and interest. The default or credit rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal securities and hurt the Fund’s performance. As a result, this Fund may be more volatile than a more geographically diversified municipal fund. Furthermore, if the Fund has difficulty finding attractive New York municipal securities to purchase, the amount of the Fund’s income that is subject to New York taxes could increase.

U.S. Government Securities

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by a Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

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The U.S. Government securities that a Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.
•	Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration (“FHA”).
•	Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.
•	Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Mortgage-Backed Securities

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Temporary Investments

The investments and strategies described in this prospectus are those that are used under normal conditions. During adverse economic, market or other conditions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund’s objective. A Fund may not achieve its goal when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

More Information About Fund Investments

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices that are not principal investments or strategies of each Fund. These investments and strategies are described in detail in the Funds’ SAIs.

Disclosure of Portfolio Holdings

A schedule of the Funds’ top ten portfolio holdings, current as of the end of each calendar quarter, will be available on the Funds’ website no earlier than 15 days after the end of each quarter. This information will be updated quarterly. The most recent schedule is available on the Funds’ website at http://www.excelsiorfunds.com or by calling toll free at (800) 446-1012. The Funds may terminate or modify this policy at any time without further notice to shareholders. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in their SAIs.

Investment Adviser

United States Trust Company of New York and U.S. Trust Company, N.A. (together, the “Adviser”) acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as investment adviser to each Fund. United States Trust Company of New York is a state- chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”). Charles R. Schwab is the founder, Chairman and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab

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is one of the nation’s largest financial services firms and the nation’s largest electronic brokerage firm, in each case measured by customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, “U.S. Trust”) is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On June 30, 2005, U.S. Trust had approximately $104 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company, N.A. is headquartered in Greenwich, Connecticut.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program.

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information regarding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are utilized by these Funds, wealth managers of U.S. Trust and Schwab and its affiliates. It is U.S. Trust’s intention to distribute this information as simultaneously as possible to all recipients. However, where the investment adviser of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the security subject to research.

The Boards of Directors of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. supervise the Adviser and establish policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 2005, the Adviser received advisory fees after waivers, as a percentage of average daily net assets, of:

Money Fund	0.03%
Government Money Fund	0.03%
Treasury Money Fund	0.12%
Tax-Exempt Money Fund	0.04%
New York Tax-Exempt Money Fund	0.12%

The Adviser has contractually agreed to waive fees to keep the Funds’ net annual fund operating expenses from exceeding the percentages stated in the “Annual Fund Operating Expenses” section for each Fund. This waiver agreement may not be terminated before July 31, 2006. In addition, the agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term.

Legal Proceedings

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September, 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have cooperated with respect to these Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have focused on circumstances in which a small number of parties were permitted to engage in short-term trading of certain Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading in the Companies.

Five class actions filed against the Companies and two derivative actions purportedly brought on behalf of each of the Companies and each of the funds have been transferred to the United District Court for the District of Maryland for coordinated or consolidated pre-trial proceedings in a matter styled In Re Mutual Funds Investment Litigation, MDL Docket No. 1586. Lead plaintiffs were appointed and additional defendants were added (generally consisting of current and former directors and officers of the Companies). The five class actions were then consolidated and a single amended complaint was filed on or about September 29, 2004. Plaintiffs in the consolidated class action are seeking unspecified monetary damages from claimed injuries arising from allegedly illegal and improper mutual fund trading practices, as well as disgorgement of investment advisory fees, rescission and restitution of unspecified funds. The two derivative actions were also consolidated into a new amended complaint, also filed on or about September 29, 2004. Plaintiffs in the consolidated derivative action are seeking, on behalf of the Companies, unspecified monetary damages for similar claimed injuries, as well as removal of Excelsior Fund directors, removal of U.S.

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Trust as advisor to the Excelsior Funds, rescission of its investment advisory contracts and disgorgement of management fees and compensation relating to the Excelsior Funds.

The defendants in the consolidated actions have moved to dismiss such actions. The defendants will not be required to answer the complaints until such motions have been decided, and discovery in the actions is currently stayed.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending private lawsuits and Investigations will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell and exchange shares of the Funds.

How to Purchase Fund Shares

You may purchase shares directly by:

•	Mail
•	Telephone
•	Wire
•	Automatic Investment Program, or
•	Automated Clearinghouse (ACH)

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to “Excelsior Funds,” and include the name of the appropriate Fund(s) on the check. The Funds’ transfer agent cannot accept third-party checks, credit cards, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

State Street Bank & Trust

ABA #011000028

DDA #99055352

Specify Excelsior Fund Name

Fund Account Number

Account Registration

Investors making initial investments by wire must promptly complete the application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities. Excelsior Funds has adopted such policies and procedures, including procedures to verify the identity of customers opening new accounts. Until such verification is made, Excelsior Funds may temporarily limit additional share purchases. Excelsior Funds also may limit additional share purchases or close an account if it is unable to verify a customer’s identity. In addition, Excelsior Funds and their agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where a Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by a Fund or its agents that there is a dispute between the registered or beneficial account owners.

General Information

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a “Business Day”). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund’s transfer agent receives your purchase request in good order. We consider requests to be in “good order” when all required documents (including the accompanying payment as described above) are properly completed, signed and received.

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Each Fund calculates its NAV at the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time) (the “Evaluation Time”). So, for you to receive the current Business Day’s NAV, the Fund’s transfer agent must receive your purchase request in good order before the Evaluation Time. For you to be eligible to receive dividends declared on the day you submit your purchase request, the Fund’s transfer agent must receive your request in good order before 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) and federal funds (readily available funds) before the regularly-scheduled close of normal trading on the NYSE.

How We Calculate NAV

NAV of each class of the Funds is the value of the assets attributable to the class less liabilities attributable to the class divided by the number of outstanding shares of the class.

In calculating NAV for the Funds, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Funds’ SAIs. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Directors.

Minimum Purchases

To purchase shares for the first time, you must invest at least $500 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $50. A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program

If you have a checking, money market, or NOW account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled investments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares

You may sell shares directly by:

•	Mail
•	Telephone
•	Systematic Withdrawal Plan
•	By Writing a Check Directly From Your Account, or
•	Automated Clearinghouse (ACH)

Holders of Fund shares may sell (sometimes called “redeem”) shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 483-7297).

You may sell your shares by sending a written request for redemption to:

Excelsior Funds

c/o Boston Financial Data Services, Inc.

P.O. Box 8529

Boston, MA 02266-8529

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

To sell your shares by telephone, you must own your shares directly and have previously established telephone redemption privileges for your account. You can establish telephone redemption privileges by so indicating on the account application or by contacting the Funds’ transfer agent. Once your account is set up for telephone redemptions, you may sell your shares on any Business Day by calling the Funds’ transfer agent at (800) 446-1012 (from overseas call (617) 483-7297). The minimum amount for telephone redemptions is $500.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, you must notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell your shares by writing a check for at least $500 drawn on your account. Checks are available free of charge, and may be obtained by calling (800) 446-1012 (from overseas, call (617) 483-7297). You cannot use a check to close your account.

The sale price of each share will be the next NAV determined after the Fund’s transfer agent receives your request in good order.

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Systematic Withdrawal Plan

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money

Normally, we will send your sale proceeds within seven days after we receive your redemption request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. You can request to have redemption proceeds wired to your bank account on the same day you call us to sell your shares, as long as we hear from you by 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) on that day. Otherwise, redemption proceeds will be wired the next Business Day. Shares redeemed and wired on the same day will not receive the dividend declared on that day. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, or if the SEC declares an emergency. More information about this is in the Funds’ SAIs.

How to Exchange Your Shares

You may exchange your Shares class shares on any Business Day for the Shares class shares of any portfolio of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., or Excelsior Funds Trust. In order to protect other shareholders, your exchanges may be limited if it is in the best interests of a Fund or its shareholders. This limitation is not intended to limit a shareholder’s right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange requests must be for an amount of at least $500. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days’ notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order. An exchange of shares for shares in another fund is a taxable event.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not liable for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine, provided that the Funds follow their telephone transaction procedures. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Shareholder and Administrative Services

The Funds are permitted to pay a fee of up to 0.25% of the average daily net assets of a Fund to certain

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organizations for providing shareholder and administrative services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests, providing periodic account statements and other administrative services.

Distribution of Fund Shares

To the extent allowable under NASD rules, the Funds’ distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of any rule 12b-1 distribution fees that may be paid by the Funds and available for such expenditure from time to time. The Funds currently do not pay any such rule 12b-1 fees. Subject to NASD rules and regulation, compensation may include promotional and other merchandise, and sponsorship or funding of sales and training programs and other special events. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a training or educational nature.

The Adviser or an affiliate may, from time to time, out of its own financial resources, make cash payments to some but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of the Funds and/or to promote retention of their customers’ assets in the Funds. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds or to shareholders in the Funds, including (without limitation) shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount. The Adviser negotiates the level of payments described above to any particular broker, dealer or intermediary with each firm.

Dividends and Distributions

Each Fund distributes its income by declaring a dividend daily and paying accumulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice. Dividends and distributions received in cash or additional shares are both taxable.

Taxes

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss), if any. It is anticipated that all, or substantially all, of the distributions by the Money Fund, Government Money Fund and Treasury Money Fund will be taxable as ordinary income. You will be subject to income tax on these Fund distributions regardless whether they are paid in cash or reinvested in additional shares. Distributions on shares held in an IRA (or other tax-qualified plan) will generally not be currently taxable unless the purchase of such shares is attributable to debt financing.

The distributions by the Tax-Exempt Money Fund and the New York Tax-Exempt Money Fund will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Funds’ investments, that a portion of these Funds’ distributions could be taxable to shareholders as dividend income, ordinary income or capital gains.

Interest on indebtedness incurred by you to purchase or carry shares of the Tax-Exempt Money Fund or the New York Tax-Exempt Money Fund generally will not be deductible for federal income tax purposes.

A portion of the exempt-interest dividends paid by the Tax-Exempt Money Fund or the New York Tax-Exempt Money Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in

22

determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state for which the Fund is named or localities within such state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

More information about taxes is in the Funds’ SAIs.

23

Financial Highlights

The tables that follow present performance information about the Shares class of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information for the years ended March 31, 2001, 2002, and 2003, has been audited by Ernst & Young LLP (“E&Y”), the Funds’ independent registered public accounting firm during those periods. The information for the years ended March 31, 2004 and 2005 has been audited by Deloitte & Touche LLP (“D&T”). E&Y’s reports and D&T’s reports, along with each Fund’s financial statements, are incorporated by reference into the Funds’ SAIs. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 483-7279).

MONEY FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations
Net Investment Income	0.01275 [1]	0.00662	0.01255	0.02741	0.05804
Net Realized Gains on Investments	0.00010	0.00000	(0.00010)	0.00010	0.00000

Total From Investment Operations	0.01285	0.00662	0.01245	0.02751	0.05804

Less Distributions
Dividends From Net Investment Income	(0.01285)	(0.00662)	(0.01245)	(0.02751)	(0.05804)

Total Distributions	(0.01285)	(0.00662)	(0.01245)	(0.02751)	(0.05804)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.29%	0.66%	1.25%	2.79%	5.96%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1,105.05	$1,141.56	$1,787.85	$1,802.14	$1,891.04
Ratio of Net Operating Expenses to Average Net Assets	0.46%	0.45%	0.39%	0.44%	0.47%
Ratio of Gross Operating Expenses to Average Net Assets[2]	0.70%	0.73%	0.43%	0.74%	0.71%
Ratio of Net Investment Income to Average Net Assets	1.28%	0.67%	1.25%	2.76%	5.84%

Notes:

1.	For comparative purposes, per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

24

GOVERNMENT MONEY FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations
Net Investment Income	0.01250 [1]	0.00625	0.01199	0.02585	0.05752
Net Realized Gains on Investments	0.00003	0.00000	(0.00039)	0.00038	0.00000

Total From Investment Operations	0.01253	0.00625	0.01160	0.02623	0.05752

Less Distributions
Dividends From Net Investment Income	(0.01253)	(0.00625)	(0.01160)	(0.02623)	(0.05752)

Total Distributions	(0.01253)	(0.00625)	(0.01160)	(0.02623)	(0.05752)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.26%	0.63%	1.17%	2.65%	5.91%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$496.03	$544.72	$594.50	$795.29	$1,427.56
Ratio of Net Operating Expenses to Average Net Assets	0.46%	0.45%	0.39%	0.43%	0.46%
Ratio of Gross Operating Expenses to Average Net Assets[2]	0.71%	0.54%	0.47%	0.49%	0.48%
Ratio of Net Investment Income to Average Net Assets	1.25%	0.62%	1.21%	2.72%	5.76%

Notes:

1.	For comparative purposes, per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

TREASURY MONEY FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations
Net Investment Income	0.00988 [1]	0.00484	0.01085	0.02451	0.05339
Net Realized Gains on Investments	0.00031	0.00002	0.00004	(0.00002)	0.00000

Total From Investment Operations	0.01019	0.00486	0.01089	0.02449	0.05339

Less Distributions
Dividends From Net Investment Income	(0.01019)	(0.00485)	(0.01089)	(0.02449)	(0.05339)
Distributions From Net Realized Gain on Investments	0.00000	(0.00001)	0.00000	0.00000	0.00000

Total Distributions	(0.01019)	(0.00486)	(0.01089)	(0.02449)	(0.05339)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.02%	0.49%	1.09%	2.48%	5.47%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$428.01	$519.72	$572.00	$604.28	$615.93
Ratio of Net Operating Expenses to Average Net Assets	0.55%	0.50%	0.45%	0.48%	0.50%
Ratio of Gross Operating Expenses to Average Net Assets[2]	0.75%	0.57%	0.53%	0.54%	0.55%
Ratio of Net Investment Income to Average Net Assets	0.99%	0.49%	1.08%	2.42%	5.35%

Notes:

1.	For comparative purposes, per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

25

TAX-EXEMPT MONEY FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations
Net Investment Income	0.00966 [1]	0.00546	0.00967	0.01862	0.03580
Net Realized Gains (Loss) on Investments	0.00000	0.00029	(0.00002)	0.00013	0.00000

Total From Investment Operations	0.00966	0.00575	0.00965	0.01875	0.03580

Less Distributions
Dividends from Net Investment Income	(0.00966)	(0.00560)	(0.00964)	(0.01865)	(0.03580)
Distributions from Net Realized Gain on Investments	0.00000	(0.00015)	(0.00001)	(0.00010)	0.00000

Total Distributions	(0.00966)	(0.00575)	(0.00965)	(0.01875)	(0.03580)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.97%	0.58%	0.97%	1.89%	3.64%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$2,037.80	$2,044.68	$2,281.26	$2,522.46	$2,617.33
Ratio of Net Operating Expenses to Average Net Assets	0.46%	0.44%	0.39%	0.44%	0.45%
Ratio of Gross Operating Expenses to Average Net Assets[2]	0.69%	0.58%	0.54%	0.58%	0.53%
Ratio of Net Investment Income to Average Net Assets	0.97%	0.56%	0.97%	1.85%	3.59%

Notes:

1.	For comparative purposes, per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

NEW YORK TAX-EXEMPT MONEY FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations
Net Investment Income	0.00822 [1]	0.00491	0.00884	0.01758	0.03431
Net Realized Gains on Investments	0.00023	0.00006	(0.00007)	0.00011	0.00000

Total From Investment Operations	0.00845	0.00497	0.00877	0.01769	0.03431

Less Distributions
Dividends From Net Investment Income	(0.00845)	(0.00490)	(0.00873)	(0.01769)	(0.03431)
Dividends From Net Realized Gain on Investment	0.00000	(0.00007)	(0.00004)	0.00000	0.00000

Total Distributions	(0.00845)	(0.00497)	(0.00877)	(0.01769)	(0.03431)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.85%	0.50%	0.88%	1.78%	3.49%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$409.25	$490.10	$548.57	$696.09	$682.45
Ratio of Net Operating Expenses to Average Net Assets	0.55%	0.50%	0.44%	0.48%	0.51%
Ratio of Gross Operating Expenses to Average Net Assets[2]	0.97%	0.75%	0.49%	0.71%	0.72%
Ratio of Net Investment Income to Average Net Assets	0.82%	0.49%	0.89%	1.76%	3.43%

Notes:

1.	For comparative purposes, per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

26

Excelsior Funds, Inc.

Excelsior Tax-Exempt Funds, Inc.

Investment Adviser

United States Trust Company of New York

114 W. 47th Street

New York, New York 10036

U.S. Trust Company, N.A.

225 High Ridge Road

Stamford, Connecticut 06905

Distributor

BISYS Fund Services Limited Partnership

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

More information about each Fund is available without charge through the following:

Statements of Additional Information (SAIs)

The SAIs dated July 29, 2005, include detailed information about Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports

These reports contain additional information about the Funds’ investments. The Annual Report also lists each Fund’s holdings and discusses the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

You may obtain an SAI or Annual or Semi-Annual Report free of charge by telephone, by mail, or on the Funds’ website, as follows:

By Telephone:  Call (800) 446-1012 (from overseas, call (617) 483-7297)

By Mail:  Excelsior Funds, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184)

By Internet:  http://www.excelsiorfunds.com

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Investment Company Act registration numbers of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are 811-4088 and 811-4101, respectively.

PRO-MM-0705-44681

Excelsior Equity Funds

July 29, 2005

Excelsior Funds, Inc.

Excelsior Funds Trust

BLENDED EQUITY FUND

LARGE CAP GROWTH FUND

SMALL CAP FUND

VALUE AND RESTRUCTURING FUND

MID CAP VALUE AND RESTRUCTURING FUND

ENERGY AND NATURAL RESOURCES FUND

REAL ESTATE FUND

EQUITY INCOME FUND

EQUITY CORE FUND

INTERNATIONAL FUND

PACIFIC/ASIA FUND

EMERGING MARKETS FUND

Investment Adviser

United States Trust Company of New York

U.S. Trust Company, N.A.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Excelsior Funds, Inc. and Excelsior Funds Trust are mutual funds that offer shares in separate investment portfolios that have individual investment goals, strategies and risks. This prospectus gives you important information about the Shares class of the Blended Equity, Large Cap Growth, Small Cap, Value and Restructuring, Energy and Natural Resources, Real Estate, International, Pacific/Asia and Emerging Markets Funds of Excelsior Funds, Inc. and the Mid Cap Value and Restructuring (formerly, the Mid Cap Value Fund), Equity Income and Equity Core Funds of Excelsior Funds Trust (each, a “Fund”) that you should know before investing. In addition to the Shares class, which are offered by this prospectus, the Value and Restructuring and Mid Cap Value and Restructuring Funds offer two other classes of shares: Retirement Shares and Institutional Shares, the Large Cap Growth, Small Cap and Equity Income Funds offer one other class of shares: Retirement Shares, and the Emerging Markets and Equity Core Funds offer one other class of shares: Institutional Shares, each of which are offered in separate prospectuses. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. You will find specific information in this prospectus about each of the Funds plus general information on the Funds. You may find additional information in each Fund’s Statement of Additional Information (each, an SAI), which are incorporated by reference into this prospectus. Please read this prospectus carefully before you invest or send money. For more detailed information about each Fund, please see:

Introduction

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

United States Trust Company of New York and U.S. Trust Company, N.A. serve as investment advisers to the Funds (together, the “Adviser”).

All the Funds in this prospectus invest in “equity securities,” which include common stocks, preferred stocks and warrants, as well as other securities convertible into common stocks.

Following is a summary of the principal investment policies, strategies and risks of each of the Funds. Further information about risks associated with investing in the Funds can be found in “More Information About Principal Risks and Strategies” in this prospectus and in the SAIs.

The investment objective of each Fund, other than the Emerging Markets, Equity Core, Equity Income, Large Cap Growth, Mid Cap Value and Restructuring and Real Estate Funds, is fundamental and may not be changed without the approval of the shareholders. The investment objective of the Emerging Markets, Equity Core, Equity Income, Large Cap Growth, Mid Cap Value and Restructuring and Real Estate Funds may be changed without shareholder approval. Except as expressly noted otherwise in the prospectus, each Fund’s investment policies and strategies may be changed without shareholder approval. There can be no assurance that any Fund will be able to achieve its investment objective.

Limitations and restrictions on the level of investment in securities that are discussed in this prospectus and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values that cause a percentage limitation to be exceeded will not necessarily require that securities be sold.

A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

3

Blended Equity Fund

Investment Objective

The Blended Equity Fund seeks long-term capital appreciation by investing in companies that represent good, long-term values not currently recognized in the market prices of their securities.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The Fund invests in common stocks of U.S. and foreign companies that the Adviser believes have value that is not currently reflected in their market prices. The Adviser generally diversifies the Fund’s investments over a variety of industries and types of companies. The Fund may invest in companies of any size.

The Adviser takes a long-term approach to managing the Fund and is not constrained by any particular investment style. At any given time it may buy “growth” stocks or “value” stocks, or a combination of both types. The Adviser tries to identify companies with characteristics that will lead to future earnings growth or recognition of their true value. In addition, the Adviser invests a portion of the Fund’s assets in a quantitatively selected segment of U.S. companies designed to complement the Fund’s core holdings by reducing portfolio volatility, further diversifying the Fund, harvesting tax losses and improving tax efficiency.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund also may be subject to risks particular to its investments in foreign, medium and small capitalization companies. In particular, additional risks associated with investing in foreign companies may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk. Medium and small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have lim-ited product lines, markets and financial resources and may depend on a relatively small management group and therefore, stocks of these companies may be more volatile than those of larger companies.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before investing in the Fund.

Investor Profile

Investors seeking growth of capital through a diversified portfolio of equity securities, and who are willing to accept the risks of investing in equity securities.

4

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 22.44% 12/31/98	Worst Quarter (15.44)% 9/30/01

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 1.38%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Standard & Poor’s 500 Composite Stock Price Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Blended Equity Fund
Return Before Taxes	10.08%	(3.13)%	10.45%
Return After Taxes on Distributions	9.85%	(3.59)%	9.40%
Return After Taxes on Distributions and Sale of Fund Shares	6.83%	(2.79)%	8.77%
Standard & Poor’s 500 Composite Stock Price Index (reflects no deduction for fees, expenses, or taxes)*	10.88%	(2.30)%	12.07%

*	The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.75%
Other Expenses	0.48%	*
Total Annual Fund Operating Expenses	1.23%
Less Fee Waivers	(0.13)%	**
Net Annual Fund Operating Expenses	1.10%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.49%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.10%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$112	$377	$663	$1,477

5

Large Cap Growth Fund

Investment Objective

The Large Cap Growth Fund seeks superior, long-term capital appreciation. The Fund invests in larger companies whose growth prospects, in the opinion of the Adviser, appear to exceed that of the overall market. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of large U.S. and foreign companies that have market capitalizations that are consistent with the market capitalizations of companies included in the Russell 1000 Growth Index (the “Index”), as such Index is reconstituted annually. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. As of June 30, 2005, the market capitalization of the companies in the Index ranged from $0.8 billion to $367 billion. The market capitalizations of the companies in the Fund’s portfolio may vary in response to changes in the markets. The Fund will not automatically sell stock of a company it already owns just because its market capitalization falls below the market capitalization of companies that are included in the Index at that time.

The Adviser takes a long-term approach to managing the Fund and invests in companies with characteristics that it believes will lead to future earnings growth or recognition of their true value. In selecting particular investments, the Adviser applies a bottom-up investment approach designed to identify the best companies in the most rapidly growing industries. Frequently, these are well established companies that are positioned to provide solutions to or benefit from complex social and economic trends. However, the Fund also may invest in smaller, high growth companies when the Adviser expects their earnings to grow at an above-average rate.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund also may be subject to risks particular to its investments in foreign companies. Risks associated with investing in foreign securities may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before investing in the Fund.

Investor Profile

Investors seeking total return through a diversified portfolio of equity securities, and who are willing to accept the risks of investing in equity securities of larger companies.

6

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter	Worst Quarter
39.37%	(28.35)%
12/31/98	3/31/01

The Fund’s Shares class performance for the six month period ending June 30, 2005 was (0.82)%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Russell 1000 Growth Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception
Large Cap Growth Fund
Return Before Taxes	14.73%	(13.46)%	2.70	%*
Return After Taxes on Distributions	14.73%	(13.46)%	2.70	%*
Return After Taxes on Distributions and Sale of Fund Shares	9.57%	(10.87)%	2.32	%*
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)***	6.30%	(9.29)%	1.96	%**
*	Since October 1, 1997.
**	Since September 30, 1997.
***	The Russell 1000 Growth Index is an unmanaged index composed of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is composed of the 1000 largest U.S. companies by market capitalization.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.75%
Other Expenses	0.52%	*
Total Annual Fund Operating Expenses	1.27%
Less Fee Waivers	(0.07)%	**
Net Annual Fund Operating Expenses	1.20%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.53%.
**	The expense information in the table reflects contractual fee waivers. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.05% until December 31, 2005. From January 1, 2006, until July 31, 2006, the Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.20%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$122	$396	$690	$1,528

7

Small Cap Fund

Investment Objective

The Small Cap Fund seeks long-term capital appreciation by investing primarily in companies with capitalization of $1.5 billion or less.

On May 20, 2005, the Board of Directors approved a proposal to remove from the Fund’s investment objective the requirement that the Fund invest primarily in companies with market capitalizations of $1.5 billion or less and to make the Fund’s investment objective non-fundamental, so that it may be changed in the future without shareholder approval. This change must be approved by the shareholders of the Fund before it is effective. The Fund will hold a special meeting of shareholders in the near future to consider this proposal (“Special Meeting”). If this proposal is not approved at the Special Meeting, the Fund’s current investment objective will remain unchanged.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller U.S.-based companies. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The Fund invests in common stocks and convertibles of companies that tend to be in the early stages of development and the Adviser believes they have the potential to achieve substantial long-term earnings growth. The Fund will not automatically sell stock of a company it already owns just because its market capitalization rises above $1.5 billion.

In selecting investments for the Fund, the Adviser applies a bottom-up investment approach designed to identify innovative companies whose potential is not yet reflected in their market values.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. In addition, stocks of small capitalization companies are less liquid and more thinly traded. Therefore, stocks of these companies may be more volatile than those of larger companies.

In pursuit of its principal investment strategy, the Fund, on occasion, may experience a portfolio turnover rate in excess of 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to the Fund, the Fund’s distributions of taxable income may increase.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before investing in the Fund.

Investor Profile

Investors seeking capital appreciation through a diversified portfolio of equity securities, and who are willing to tolerate the risks of investing in smaller companies.

8

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 29.04% 6/30/03	Worst Quarter (24.77)% 9/30/98

The Fund’s Shares class performance for the six month period ending June 30, 2005 was (4.29)%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Russell 2000 Index. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Small Cap Fund
Return Before Taxes	22.66%	8.24%	8.75%
Return After Taxes on Distributions	22.66%	7.82%	8.13%
Return After Taxes on Sales of Fund Shares	14.73%	6.93%	7.37%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)*	18.33%	6.61%	11.54%

*	The Russell 2000 Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.60%	*
Other Expenses	0.47%	**
Total Annual Fund Operating Expenses	1.07%	***

*	On July 28, 2005, the Board of Directors approved a proposal to increase the management fee of the Small Cap Fund from 0.60% to 0.75%. This proposal must be approved by the Fund’s shareholders before it is effective and the shareholders will be asked to consider this proposal at the Special Meeting. If approved, the new management fee will be 0.75% of the Fund’s average daily net assets.
**	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.48%.
***	The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.05% until December 31, 2005. From January 1, 2006, until July 31, 2006, the Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.25%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

9

Value and Restructuring Fund

Investment Objective

The Value and Restructuring Fund seeks long-term capital appreciation. The Fund seeks to achieve this objective by investing in companies that will benefit from their restructuring or redeployment of assets and operations in order to become more competitive or profitable.

Principal Investment Strategy

The Fund invests primarily (at least 65% of its assets) in common stocks of U.S. and foreign companies whose share price, in the opinion of the Adviser, does not reflect the economic value of the company’s assets, but where the Adviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the Adviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The Adviser may select companies of any size for the Fund and the Fund invests in a diversified group of companies across a number of different industries.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. The Fund is also subject to the risk that an anticipated restructuring or business combination event may fail to occur or occurs and fails to produce reasonably anticipated benefits. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund invests in companies undergoing restructuring activities and is subject to the risk that such companies have filed or in the future will be forced to file for protection from creditors under the U.S. Bankruptcy Code. If a company files for bankruptcy, the Fund may lose the value of its investment in such company.

The Fund also may be subject to risks particular to its investments in foreign, small and medium capitalization companies. In particular, additional risks associated with investing in foreign companies may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk. Medium and small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies and therefore, stocks of these companies may be more volatile than those of larger companies.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before investing in the Fund.

Investor Profile

Investors seeking long-term capital appreciation through a diversified portfolio of equity securities, and who are willing to bear the risks of investing in equity securities.

10

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 28.03% 12/31/99	Worst Quarter (20.46)% 9/30/98

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 2.36%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Standard & Poor’s 500 Composite Stock Price Index and the Russell 1000 Value Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Value and Restructuring Fund
Return Before Taxes	19.36%	6.62%	17.47%
Return After Taxes on Distributions	19.21%	6.35%	16.90%
Return After Taxes on Distributions and Sale of Fund Shares	12.76%	5.56%	15.52%
Standard & Poor’s 500 Composite Stock Price Index (reflects no deduction for fees, expenses, or taxes)*	10.88%	(2.30)%	12.07%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)**	16.49%	5.27%	13.83%

*	The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.
**	The Russell 1000 Value Index is an unmanaged index composed of those Russell 1,000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is composed of the 1,000 largest U.S. companies by market capitalization.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.60%
Other Expenses	0.48%	*
Total Annual Fund Operating Expenses	1.08%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.49%.
**	The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.14%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$110	$343	$595	$1,317

11

Mid Cap Value and Restructuring Fund

Investment Objective

The Mid Cap Value and Restructuring Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of mid-sized companies that have market capitalizations that are consistent with the market capitalizations of the companies included in the Russell Mid Cap Value Index (the “Index”), as such Index is reconstituted annually. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. As of June 30, 2005, the market capitalization of the companies in the Index ranged from $0.85 billion to $14.51 billion. The Fund will not automatically sell stock of a company it already owns just because the company’s market capitalization falls below or rises above the market capitalization of companies that qualify for inclusion in the Index. The Fund invests primarily in common stocks of U.S. and foreign companies whose share price, in the opinion of the Adviser, does not reflect the economic value of the company’s assets, but where the Adviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the Adviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations will offer significant value to the issuer and increase its investment potential. The Adviser may select companies of any size for the Fund and the Fund invests in a diversified group of companies across a number of different industries. Until July 29, 2005, the Fund was named the Mid-Cap Value Fund.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. The Fund is also subject to the risk that an anticipated restructuring or business combination event may fail to occur or occurs and fails to produce reasonably anticipated benefits. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund invests in companies undergoing restructuring activities and is subject to the risk that such companies have filed or in the future will be forced to file for protection from creditors under the U.S. Bankruptcy Code. If a company files for bankruptcy, the Fund may lose the value of its investment in such company.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

The Fund also may be subject to risks particular to its investments in foreign companies. Risks associated with investing in foreign securities may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before investing in the Fund.

Investor Profile

Investors seeking growth of capital through a diversified portfolio of equity securities, and who are willing to accept the risks of investing in equity securities.

12

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 26.76% 12/31/99	Worst Quarter (20.67)% 9/30/02

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 0.05%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to the Russell Mid Cap Index and the Russell Mid Cap Value Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception
Mid Cap Value and Restructuring Fund
Return Before Taxes	15.18%	9.67%	16.73%	*
Return After Taxes on Distributions	14.95%	7.03%	14.43%	*
Return After Taxes on Distributions and Sale of Fund Shares	10.16%	6.94%	13.69%	*
Russell Mid Cap Index (reflects no deduction for fees, expenses, or taxes)***	20.22%	7.59%	11.79%	**
Russell Mid Cap Value Index (reflects no deduction for fees, expenses, or taxes)****	23.71%	13.48%	13.52%	**
*	Since June 1, 1996.
**	Since May 31, 1996.
***	The Russell Mid Cap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.
****	The Russell Mid Cap Value Index measures the performance of Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.65%
Other Expenses	0.50%	*
Distribution (12b-1) Fees	0.00%	†
Total Annual Fund Operating Expenses	1.15%
Less Fee Waivers	(0.01)%	**
Net Annual Fund Operating Expenses	1.14%	**

†	The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended that authorizes, with respect to the Shares class, the payment of up to 0.25% for the distribution of the Shares class. However, the Plan is not active at this time with respect to the Shares class. For more information, see “Distribution of Fund Shares.”
*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.51%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.14%. The waiver agreement may not be terminated before July 31, 2006. In addition, the agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$116	$364	$632	$1,397

13

Energy and Natural Resources Fund

Investment Objective

The Energy and Natural Resources Fund seeks long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in companies that are in the energy and other natural resources groups of industries. The Fund may also invest, to a more limited extent, in gold and other precious metal bullion and coins.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign companies engaged in the energy and natural resources industries. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. These companies include those engaged in the discovery, development, production or distribution of energy or other natural resources and companies that develop technologies and furnish energy and natural resource supplies and services to these companies. In selecting investments for the Fund, the Adviser takes a long-term approach and seeks to identify companies whose value is not recognized in the prices of their securities or with characteristics that will lead to above-average earnings growth.

Energy companies normally will constitute a significant portion of the Fund’s investments, and the Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. However, the Fund retains the flexibility to shift the Fund’s investments from one natural resource industry to another as it believes appropriate. The Fund also may invest up to 35% of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals. The Fund invests in companies of any size, including small, high growth companies.

Principal Risks

The Fund is subject to the risk that the securities of issuers engaged in the energy and natural resources industries will underperform other market sectors or the market as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, events in nature (such as earthquakes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments.

The Fund’s investments in precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. Prices of precious metals may fluctuate sharply over short periods due to several factors.

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund also may be subject to risks particular to its investments in foreign, medium and small capitalization companies. In particular, additional risks associated with investing in foreign companies may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk. Medium and small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies and therefore, stocks of these companies may be more volatile than those of larger companies.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

14

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before investing in the Fund.

Investor Profile

Investors seeking long-term growth of capital, and who are willing to accept the risks of investing in a non-diversified portfolio of energy and natural resources companies.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 21.22% 3/31/00	Worst Quarter (18.86)% 9/30/02

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 16.86%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Standard & Poor’s 500 Composite Stock Price Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Energy and Natural Resources Fund
Return Before Taxes	34.27%	14.54%	15.33%
Return After Taxes on Distributions	33.13%	13.28%	13.82%
Return After Taxes on Distributions and Sale of Fund Shares	23.65%	12.03%	12.87%
Standard & Poor’s 500 Composite Stock Price Index (reflects no deduction for fees, expenses, or taxes)*	10.88%	(2.30)%	12.07%

*	The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.60%
Other Expenses	0.54%	*
Total Annual Fund Operating Expenses	1.14%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.55%.
**	The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.25%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

15

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386

16

Real Estate Fund

Investment Objective

The Real Estate Fund seeks current income and long-term capital appreciation by investing in real estate investment trusts (REITs) and other companies principally engaged in the real estate business. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in REITs and other publicly-traded equity securities of U.S. and foreign companies engaged in the real estate industry. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. REITs pool investors’ funds for investment directly in real estate (equity REITs), real estate loans (mortgage REITs), or a combination of the two (hybrid REITs). The Fund’s investments will include investments in equity and hybrid REITs. REITs generally are income producing investments. The Fund may also invest in other issuers engaged in the real estate business, such as developers, mortgage lenders and servicers, construction companies and building material suppliers.

The Adviser takes a long-term approach to managing the Fund and seeks to identify companies whose value is not reflected in their current market price or with characteristics that will lead to above-average earnings growth. The Adviser analyzes demographic and macroeconomic factors to determine regional allocations. Based on its regional allocations, the Adviser selects particular investments based on its analysis of valuation relative to underlying real estate values.

Principal Risks

The Real Estate Fund is subject to the risk that the securities of issuers in the real estate industry that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The Fund’s investments in the securities of REITs and companies principally engaged in the real estate industry may subject the Fund to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, the impact of economic conditions on real estate values, the strength of specific industries renting properties and defaults by borrowers or tenants. In addition to these risks, REITs are dependent on specialized management skills and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund’s investments in REITs. Changes in interest rates can also have a significant affect on the value of REITs and of real estate investments in general. Dividends from REITs generally are taxed at ordinary income rates rather than the 15% maximum federal tax rate applicable to qualified dividends.

When investing in REITs, in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, investments in REITs will cause the Fund to bear its pro rata portion of the REITs management fees and other expenses. As such, the Fund’s shareholders would indirectly bear the expenses of the Fund and the REITs, some or all of which would be duplicative.

The Fund also may be subject to risks particular to its investments in foreign companies. Risks associated with investing in foreign companies may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before investing in the Fund.

Investor Profile

Investors seeking current income and long-term growth of capital, and who are willing to accept the risks of investing in a non-diversified portfolio of real estate issuers.

17

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 14.68% 12/31/04	Worst Quarter (10.55)% 9/30/99

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 6.65%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Morgan Stanley REIT Index and the Standard & Poor’s 500 Composite Stock Price Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception
Real Estate Fund
Return Before Taxes	29.85%	20.66%	10.91%	*
Return After Taxes on Distributions	27.71%	18.54%	8.79%	*
Return After Taxes on Distributions and Sale of Fund Shares	20.51%	16.88%	8.10%	*
Morgan Stanley REIT Index (reflects no deduction for fees, expenses, or taxes)***	31.49%	21.64%	11.02%	**
Standard & Poor’s 500 Composite Stock Price Index (reflects no deduction for fees, expenses, or taxes)****	10.88%	(2.30)%	5.01%	**

*	Since October 1, 1997.
**	Since September 30, 1997.
***	The Morgan Stanley REIT Index is an unmanaged market capitalization-weighted index composed of the largest and most actively traded equity REITs that generate most of their revenue and income from real estate rental and leasing operations.
****	The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	1.00%
Other Expenses	0.55%	*
Total Annual Fund Operating Expenses	1.55%
Less Fee Waivers	(0.30)%	**
Net Annual Fund Operating Expenses	1.25%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.56%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.25%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$127	$460	$816	$1,820

18

Equity Income Fund

Investment Objective

The investment objective of the Equity Income Fund is total return on assets through capital appreciation and income. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy

The Fund pursues a strategy of generating total return through a combination of current income and the disciplined realization of capital gains. The Fund aims to generate yield that exceeds the current yield of the S&P 500 Index, although there is no guarantee that the Fund will be able to do so.

The Fund invests in stocks that historically pay above-average dividends or that the Adviser believes are likely to grow their dividend. The Adviser focuses on total return: the sum of current dividend income and future price appreciation, with the aim of generating superior overall performance for investors.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The Fund invests in common stocks, preferreds, convertibles and real estate investment trusts (REITs) of U.S. and foreign companies that the Adviser believes have value that is not currently reflected in their market prices. The Adviser generally diversifies the Fund’s investments over a variety of industries and types of companies. The Fund may invest in companies of any size.

The Adviser takes a long-term approach to managing the Fund and through research, identifies companies with characteristics that it believes will lead to future dividend and earnings growth or recognition of their true value.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. These factors contribute to price volatility, which is another principal risk of investing in the Fund. The Fund is also subject to the risk that equity securities may discontinue paying dividends.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund is also subject to risks particular to its investments in convertible securities. The Fund’s investments in the securities of REITs may subject the Fund to the risks associated with the direct ownership of real estate.

When investing in REITs, in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, investments in REITs will cause the Fund to bear its pro rata portion of the REITs management fees and other expenses. As such, the Fund’s shareholders would indirectly bear the expenses of the Fund and the REITs, some or all of which would be duplicative.

The Fund also may be subject to risks particular to its investments in foreign, medium and small capitalization companies. In particular, additional risks associated with investing in foreign companies may include legal and regulatory risk, currency risk liquidity risk and expropriation risk. Medium and small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies and therefore, stocks of these companies may be more volatile than those of larger companies.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before investing in the Fund.

19

Investor Profile

Investors seeking total return through a diversified portfolio of equity securities, and who are willing to accept the risks of investing in equity securities.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 10.72% 12/31/04	Worst Quarter (1.27)% 9/30/04

The Fund’s Shares class performance for the six month period ending June 30, 2005 was (2.17)%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Standard & Poor’s 500 Composite Stock Price Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Since Inception
Equity Income Fund
Return Before Taxes	13.20%	19.56%	*
Return After Taxes on Distributions	12.74%	19.06%	*
Return After Taxes on Distributions and Sale of Fund Shares	9.00%	16.55%	*
Standard & Poor’s 500 Composite Stock Price Index (reflects no deduction for fees, expenses, or taxes)**	10.88%	19.07%	*

*	Since September 30, 2003.
**	The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.75%
Other Expenses	0.50%	*
Distribution (12b-1) Fees	0.00%	†
Total Annual Fund Operating Expenses	1.25%
Less Fee Waivers	(0.15)%	**
Net Annual Fund Operating Expenses	1.10%	**

†	The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended that authorizes, with respect to the Shares class, the payment of up to 0.25% for the distribution of the Shares class. However, the Plan is not active at this time with respect to the Shares class. For more information, see “Distribution of Fund Shares.”
*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.51%.
**	The expense information in the table reflects contractual fee waivers. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.05% until December 31, 2005. From January 1, 2006, until July 31, 2006, the Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.10%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

20

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$112	$382	$672	$1,498

21

Equity Core Fund

Investment Objective

The Equity Core Fund seeks total return on its assets through long-term capital appreciation. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. These equity securities include common stocks of U.S. and foreign companies that the Adviser believes have value that is not currently reflected in their market prices. The Adviser generally diversifies the Fund’s investments over a variety of industries and types of companies. The Fund may invest in companies of any size.

The Adviser takes a long-term approach to managing the Fund and is not constrained by any particular investment style. At any given time it may buy “growth” stocks or “value” stocks, or a combination of both types. The Adviser will try to identify companies with characteristics that will lead to future earnings growth or recognition of their true value.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund also may be subject to risks particular to its investments in foreign, medium and small capitalization companies. In particular, additional risks associated with investing in foreign companies may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk. Medium and small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources and may depend on a relatively small management group and therefore, stocks of these companies may be more volatile than those of larger companies.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before investing in the Fund.

Investor Profile

Investors seeking growth of capital through a diversified portfolio of equity securities, and who are willing to accept the risks of investing in equity securities.

22

Performance Information

Performance history will be available for the Fund’s Shares class after it has been in operation for one calendar year.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.75%
Other Expenses	0.82%	*
Distribution (12b-1) Fees	0.00%	†
Total Annual Fund Operating Expenses	1.57%
Less Fee Waivers	(0.52)%	**
Net Annual Fund Operating Expenses	1.05%	**
†	The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended that authorizes, with respect to the Shares class, the payment of up to 0.25% for the distribution of the Shares class. However, the Plan is not active at this time with respect to the Shares class. For more information, see “Distribution of Fund Shares.”
*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.84%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.05%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$107	$445	$806	$1,823

23

International Fund

Investment Objective

The International Fund seeks total return on its assets through capital appreciation and income.

Principal Investment Strategy

Under normal circumstances, the International Fund invests at least 65% of its assets in equity securities of larger, more established companies located in developed foreign markets, which include most nations in western Europe and the more developed nations in the Pacific Basin and Latin America. The Fund may also invest in less developed countries and regions to capitalize on opportunities in emerging markets. The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund’s investments on an on-going basis. The Fund may invest up to 35% of its assets in foreign debt securities.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global or regional economic trends or promising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in a broad range of foreign markets, giving particular emphasis to each company’s scope of operations and economic ties to one or more specific countries. While the Fund generally invests in securities of companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific percentage of the Fund’s assets in a given country, region or industry, nor does it invest particularly for growth or income. The Fund will make investments in companies located in emerging markets only where the Adviser believes that such companies’ growth/appreciation potential transcends their location or operations in emerging market countries.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity markets as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund’s investments in fixed income securities is subject to certain risks. The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases.

The price of the Fund’s shares is expected to have a high level of volatility.

24

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before investing in the Fund.

Investor Profile

Investors seeking long-term capital appreciation through a diversified portfolio of equity securities, and who are willing to accept the risks and price volatility of investing in companies located in foreign countries.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter	Worst Quarter
38.76%	(20.55)%
12/31/99	9/30/02

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 1.48%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the MSCI ACWI ex U.S. Index and the MSCI EAFE Index. After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
International Fund
Return Before Taxes	21.73%	(5.64)%	4.72%
Return After Taxes on Distributions	21.73%	(6.11)%	4.15%
Return After Taxes on Distributions and Sale of Fund Shares	14.13%	(4.87)%	3.82%
MSCI ACWI ex U.S. Index (reflects no deduction for fees, expenses, or taxes)*	21.36%	0.02%	6.02%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)**	20.25%	(1.13)%	5.62%

*	The MSCI ACWI (All Countries World Index) ex U.S. Index is a widely accepted unmanaged index of global stock market performance comprising 49 countries with developed and emerging markets, excluding the United States.
**	The MSCI EAFE (Europe, Australasia & Far East) Index is a widely accepted unmanaged index composed of a sample of companies from 21 countries representing the developed stock markets outside North America.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

25

Shareholder Fees

(paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if applicable)†	2.00%

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	1.00%
Other Expenses	0.60%	*
Total Annual Fund Operating Expenses	1.60%
Less Fee Waivers	(0.10)%	**
Net Annual Fund Operating Expenses	1.50%	**

†	This redemption fee is charged if you redeem or exchange your shares within 30 days of the date of purchase. See “How to Sell Your Shares” for more information.
*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.61%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.50%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$153	$495	$861	$1,892

26

Pacific/Asia Fund

Investment Objective

The Pacific/Asia Fund seeks long-term capital appreciation.

Principal Investment Strategy

Under normal circumstances, the Pacific/Asia Fund invests at least 80% of its net assets in equity securities of companies located in Asia and the Pacific Basin, including Australia, New Zealand and India. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The companies in which the Fund invests tend to be larger, more established companies. The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund’s investments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global or regional economic trends or promising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in the Pacific Basin markets, giving particular emphasis to each company’s scope of operations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific percentage of the Fund’s assets in a given country or industry, nor does it invest particularly for growth or value.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that Pacific Basin equity securities may underperform other segments of the equity market or the equity markets as a whole.

The Fund invests primarily in securities of issuers located in a single geographic region—the Pacific Basin. The economic and political environments of countries in a particular region frequently are interrelated and the value of regional markets and issuers often will rise and fall together. As a result, the Fund is subject to the risk that political and economic events will affect a larger portion of the Fund’s investments than if the Fund’s investments were more geographically diversified. The Fund’s focus on the Pacific Basin also increases its potential share price volatility.

The Pacific Basin economies have experienced considerable difficulties, including, at various times, high inflation rates, high interest rates, currency devaluations and natural disasters. As a result, Pacific Basin securities markets have experienced extraordinary volatility. Continued growth of the Pacific Basin economies and securities markets will require sustained economic and fiscal discipline, which has been lacking in the past, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in Pacific Basin countries.

In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Investing in foreign countries poses additional risks since political and economic events unique to the Pacific Basin region, or any constituent country, will affect these markets and their issuers. Such events will not necessarily affect the U.S. economy or similar issuers located in the United States. The risks will be even greater for investments in emerging market countries since political turmoil and rapid changes are more likely to occur in these countries. The financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price

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volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The price of the Fund’s shares is expected to have a very high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before investing in the Fund.

Investor Profile

Investors seeking long-term capital appreciation through a diversified portfolio of equity securities, and who are willing to accept the risks and possibly extreme price volatility of investing in Asian issuers.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 40.02% 12/31/99	Worst Quarter (21.14)% 12/31/97

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 0.31%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the MSCI AC Pacific Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Pacific/Asia Fund
Return Before Taxes	13.51%	(5.43)%	1.72%
Return After Taxes on Distributions	13.50%	(5.85)%	1.18%
Return After Taxes on Distributions and Sale of Fund Shares	8.80%	(4.80)%	1.12%
MSCI AC Asia Pacific Index (reflects no deduction for fees, expenses, or taxes)*	18.23%	(3.05)%	(0.73)%

*	MSCI AC (All Country) Pacific Index is a widely-accepted, unmanaged index composed of 12 developed and emerging market countries. The Index is free-float adjusted and is designed to capture equity market performance in the Pacific region.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Shareholder Fees

(paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if applicable)†	2.00%

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	1.00%
Other Expenses	0.63%	*
Total Annual Fund Operating Expenses	1.63%	**

†	This redemption fee is charged if you sell your shares within 30 days of the date of purchase. See “How to Sell Your Fund Shares” for more information.
*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.64%.
**	The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.65%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$166	$514	$887	$1,933

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Emerging Markets Fund

Investment Objective

The Emerging Markets Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy

Under normal circumstances, the Emerging Markets Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries. For purposes of this test only, net assets includes borrowings for investment purposes. The Emerging Markets Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. Emerging market countries are those that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund’s investments on an on-going basis.

The Adviser selects investments for the Fund by applying a top-down and bottom-up investment approach designed to identify countries and companies that the Adviser expects to experience sustainable earnings growth or countries that present good investment opportunities. The Adviser will attempt to benefit from global or regional economic trends or promising technologies or products or sound management strategies whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in emerging markets, giving particular emphasis to each company’s scope of operations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific percentage of the Fund’s assets in a given country or industry. The Fund may invest up to 10% of its assets in high yield/lower quality debt securities, known as “junk bonds”.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that emerging market securities may underperform other segments of the equity market or the equity markets as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

High-yield, lower rated securities are subject to additional risks associated with investing in high-yield securities, including greater risk of default or price declines due to changes in the issuer’s creditworthiness.

The price of the Fund’s shares is expected to have a very high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before investing in the Fund.

Investor Profile

Investors seeking long-term capital appreciation through a diversified portfolio of equity securities, and who are willing to accept the risks and extreme price volatility of investing in emerging markets issuers.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 59.10% 12/31/99	Worst Quarter (24.79)% 9/30/01

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 1.84%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the MSCI Emerging Markets Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception
Emerging Markets Fund
Return Before Taxes	30.02%	6.29%	4.21%	*
Return After Taxes on Distributions	29.47%	6.16%	3.99%	*
Return After Taxes on Distributions and Sale of Fund Shares	20.20%	5.42%	3.53%	*
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)***	25.55%	4.34%	6.53%	**
*	Since January 2, 1998.
**	Since December 31, 1997.
***	MSCI Emerging Markets Index is a widely-accepted, unmanaged index designed to measure equity market performance of the global emerging markets, consisting of 26 global emerging market countries.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Shareholder Fees

(paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if applicable)†	2.00%

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	1.25%
Other Expenses	0.64	%*
Total Annual Fund Operating Expenses	1.89%
Less Fee Waivers	(0.04)	%**
Net Annual Fund Operating Expenses	1.85	%**

†	This redemption fee is charged if you sell your shares within 30 days of the date of purchase. See “How to Sell Your Fund Shares” for more information.
*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.65%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.85%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$188	$590	$1,018	$2,208

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More Information About Principal Risks and Strategies

Each Fund has its own investment goal, strategies and risks. United States Trust Company of New York and U.S. Trust Company, N. A. invest Fund assets in a way that they believe will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity Risk

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in these types of equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

All investments in equity securities are subject to risk. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Owning an equity security can also subject a fund to the risk that the issuer may discontinue paying dividends.

Investments in common stocks are also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

The Funds will also be subject to risks particular to their investments in convertible securities. These securities may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible debt securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible debt securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stock on an issuer’s capital structure and are consequently of higher quality and generally entail less risk than the issuer’s common stock.

Management Risk

The Adviser continuously evaluates each Fund’s holdings, purchases and sales with a view to achieving a Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. If the Adviser is incorrect in its assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Foreign Security Risks

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments may not be subject to uniform accounting, auditing, and financial-reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for foreign custodial arrangements may be higher than expenses for custodial arrangements of similar U.S. securities.

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Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non- recovered portion will reduce the income received from the securities comprising the portfolio.

Currency Risk

As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. Investments in foreign securities denominated in foreign currencies involve additional risks, including: (i) the Funds may incur substantial costs in connection with conversions between various currencies; (ii) only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets; and (iii) securities transactions undertaken in some foreign markets may not be settled promptly so that the Funds’ investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Liquidity Risk

The Funds may not be able to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed income securities or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events or adverse investor perceptions whether or not accurate.

Expropriation Risk

Foreign governments may expropriate the Funds’ investments either directly by restricting the Funds’ ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Funds’ investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Funds to pursue and collect a legal judgment against a foreign government.

Emerging Market Risk

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. The nature of investing in emerging market companies involves a greater level of risk than would be associated when investing in more established companies. These companies may have limited product lines, markets or financial resources and may lack management depth since they have not been tested by time or the marketplace. The securities of emerging market companies often have limited marketability and may be subject to more volatile market movements than securities of larger, more established growth companies or the market averages in general. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Fixed Income Risk

Certain of the Funds may invest in fixed income securities from time to time. The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases. Duration approximates the price sensitivity of a security to changes in interest rates. In contrast to maturity which measures only time until final payment, duration combines consideration of yield, interest payments, final maturity and call features.

Frequent Trading

The Funds discourage and do not knowingly accommodate short-term or excessive trading (including by means of exchanges) (“frequent trading”) of their shares by shareholders and maintain procedures reasonably designed to detect and deter such frequent trading, which is sometimes referred to as market timing. Frequent trading may interfere with the efficient management of a Fund’s portfolio, as it may result in a Fund maintaining higher cash balances than it otherwise would or cause a Fund to sell portfolio securities at a time when it otherwise would not. Frequent trading may also result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a Fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not.

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For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a Fund.

In addition, to the extent a Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its net asset value per share (NAV), frequent trading by some shareholders may, in certain circumstances, dilute the value of Fund shares held by other shareholders. This may occur when an event that affects the value of the foreign security takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV. Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage). If this occurs, frequent traders who attempt this type of price arbitrage may dilute the value of a Fund’s shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities, if those prices have not been adjusted to reflect a change in the fair value of the foreign securities. In an effort to prevent price arbitrage, each Fund has procedures designed to adjust closing market prices of foreign securities before it calculates its NAV when it believes such an event has occurred. Prices are adjusted to reflect what the Fund believes are the fair values of these foreign securities at the time the Fund determines its NAV (called fair value pricing). Fair value pricing, however, involves judgments that are inherently subjective and inexact, since it is not possible to always be sure when an event will affect a market price and to what extent. As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage.

In addition, to the extent a Fund invests in securities of issuers located in emerging markets, such securities may be less liquid or more thinly-traded than securities of issuers in more developed markets. Developments affecting issuers of thinly-traded or less liquid securities will not be reflected in their market price until the security again trades in the marketplace. Frequent traders may seek to exploit this delay by engaging in price arbitrage, in this case by buying or selling shares of a Fund prior to the time of the adjustment of the market price of securities in its portfolio. This may result in the dilution in the value of a Fund’s shares. The risk of price arbitrage also exists with thinly-traded securities of issuers located in the United States, such as high yield bonds and some small cap equity securities. A Fund will employ fair value pricing to these types of securities if it determines that the last quoted market price no longer represents the fair value of the security.

Each Fund has policies and procedures in place to identify and reject purchase orders and new accounts from persons whom the Fund has found to engage in frequent trading in contravention of the Fund’s policies. Generally, the Funds’ policies provide that any shareholder identified as having engaged in a pattern of purchase, sale and purchase or sale, purchase and sale, within a 45 day period in a Fund will be deemed to be frequent trading in the Fund and the Adviser will implement procedures to prevent future frequent trading by such shareholder. Under the Funds’ policies, exchanges from one Fund to another are deemed to be a sale with respect to the originating Fund and a purchase into the recipient Fund. The Funds currently do not treat the following types of purchases, redemptions and exchanges as prohibited frequent trading (collectively, “Transactions”): (i) Transactions solely in money market funds; (ii) Transactions resulting from bona fide investment decisions of a professional investment adviser or other institution with respect to eligible asset allocation programs; (iii) Transactions involving shares acquired through the reinvestment of dividends and capital gains; (iv) Transactions by an investor who has established an eligible automated purchase, exchange, rebalancing or redemption plan with the Funds; (v) Transactions resulting from the death or disability of a shareholder; (vi) Transactions involving shares transferred from another account in the same Fund or shares converted from another class of shares of the same Fund (provided, however, any applicable redemption fee period is carried over); and (vii) Transactions initiated by a Fund (e.g., for failure to meet applicable account minimums). Each Fund reserves the right to amend these categories and to determine whether a particular transaction qualifies for any such category, at its discretion.

To the extent disclosed in this prospectus, certain Funds impose redemption fees on redemptions (including exchanges) within 30 days of purchase. These Funds exempt from redemption fees (i) Transactions and (ii) shares maintained through employee pension benefit plans subject to the Employee Retirement Income Security Act that offer the Excelsior Funds as an investment vehicle. The market timing policies as described above continue to apply to such employee benefit plans. Each Fund retains the right, without prior notice to shareholders, to reject any purchase or exchange order, to amend exemptions to the redemption fee policy (with respect to those Funds that have a redemption fee), and to change or cancel the exchange privilege, in each case at each Fund’s discretion. The Funds’ right to reject an exchange order will not prevent a shareholder from redeeming his/her shares.

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Shareholders seeking to engage in frequent trading may deploy a variety of strategies to avoid detection and despite the efforts of the Funds, there is no guarantee that the Funds’ procedures will in fact be able to identify all frequent trading or that such activity can be completely eliminated. The ability of the Funds and their agents to detect and curtail frequent trading practices is limited by operational systems and technological limitations. For example, a significant portion of the assets in the Funds are invested by financial intermediaries on behalf of their clients, often in omnibus accounts where individual shareholder investments are aggregated by the intermediary and a single account is opened with a Fund. Omnibus accounts are common among financial intermediaries and may be established for a variety of legitimate purposes, including promoting efficiency of account administration and the privacy of customer financial information. When a financial intermediary maintains an omnibus account with a Fund, the identity of the particular shareholders that make up the omnibus account is often not known to the Fund.

The Funds do not always know and cannot always reasonably detect frequent trading which may occur or be facilitated by financial intermediaries, particularly with regard to trading by shareholders in omnibus accounts. There may exist multiple tiers of omnibus accounts within a financial intermediary, which may further compound the difficulty to a Fund and its agents of detecting frequent trading in omnibus accounts. In addition, some financial intermediaries, particularly with respect to group retirement plans, do not have the ability to apply the Funds’ frequent trading policies and procedures to the underlying shareholders investing in the Funds, either because they do not have the systems capability to monitor such trades or they do not have access to relevant information concerning the underlying accounts. In these cases, the Funds will not be able to determine whether frequent trading by the underlying shareholders is occurring. Accordingly, the ability of the Funds to monitor and detect frequent trading through omnibus accounts is extremely limited, and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in frequent trading through omnibus accounts or to curtail such trading. In seeking to identify and prevent frequent trading in omnibus accounts, the Funds will consider the information that is actually available at the time and attempt to identify suspicious trading patterns on the omnibus account level. If frequent trading in violation of a Fund’s policies is detected in omnibus accounts, the Fund, pursuant to contractual arrangements it maintains with the financial intermediary, will take steps with the assistance of those intermediaries to try to prevent the reoccurrence of such trading. Those steps may range from providing warning letters to shareholders or blocking such accounts from making future purchases or exchanges (but not redemptions) from the Funds.

Small Cap Risk

Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. In addition, stocks of small capitalization companies are less liquid and more thinly traded. Therefore, small capitalization stocks may be more volatile than those of larger companies.

Mid Cap Risk

Medium capitalization companies may be more vulnerable to adverse business or economic events than larger companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

Technology Risk

Certain Funds may invest in securities of issuers engaged in the technology sector of the economy. These securities may underperform stocks of other issuers or the market as a whole. To the extent that the Funds invest in issuers conducting business in the technology market sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market sector. Competitive pressures may significantly impact the financial condition of technology companies. For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles, and many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufacturers, and may experience difficulties in managing growth. In addition, securities of technology companies may experience dramatic price movements that have little or no basis in fundamental economic conditions. As a result, a Fund’s investment in technology companies may subject it to more volatile price movements.

Mortgage-Backed Securities

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest

36

rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Temporary Investments

The investments and strategies described in this prospectus are those that are used under normal conditions. During adverse economic, market or other conditions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund’s objective. A Fund may not achieve its goal when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

More Information About Fund Investments

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices that are not principal investments or strategies of each Fund. These investments and strategies are described in detail in the Funds’ SAIs.

Disclosure of Portfolio Holdings

A schedule of the Funds’ top ten portfolio holdings, current as of the end of each calendar quarter, will be available on the Funds’ website no earlier than 15 days after the end of each quarter. This information will be updated quarterly. The most recent schedule is available on the Funds’ website at http://www.excelsiorfunds.com or by calling toll free at (800) 446-1012. The Funds may terminate or modify this policy at any time without further notice to shareholders. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in their SAIs.

Investment Adviser

United States Trust Company of New York and U.S. Trust Company, N.A., (together, the “Adviser”) acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”). Charles R. Schwab is the founder, Chairman and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation’s largest financial services firms and the nation’s largest electronic brokerage firm, in each case measured by customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, “U.S. Trust”) is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On June 30, 2005, U.S. Trust had approximately $104 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company, N.A. is headquartered in Greenwich, Connecticut.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program.

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information regarding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that

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are utilized by these Funds, wealth managers of U.S. Trust and Schwab and its affiliates. It is U.S. Trust’s intention to distribute this information as simultaneously as possible to all recipients. However, where the investment adviser of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the security subject to research.

The Board of Directors of Excelsior Funds, Inc. and the Board of Trustees of Excelsior Funds Trust supervise the Adviser and establish policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 2005, the Adviser received advisory fees after waivers, as a percentage of average daily net assets, of:

Blended Equity Fund	0.59%
Large Cap Growth Fund	0.54%
Small Cap Fund	0.59%	*
Value and Restructuring Fund	0.60%
Mid Cap Value and Restructuring Fund	0.58%
Energy and Natural Resources Fund	0.57%
Real Estate Fund	0.67%
Equity Income Fund	0.55%
Equity Core Fund	0.25%
International Fund	0.90%
Pacific/Asia Fund	0.89%
Emerging Markets Fund	1.06%

The Adviser has contractually agreed to waive fees to keep the Funds’ net annual fund operating expenses from exceeding the percentages stated in the “Annual Fund Operating Expenses” section for each Fund. This waiver agreement may not be terminated before July 31, 2006. In addition, the agreement will renew automatically for an additional 12 month period unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term.

*The Board of Directors has approved, and recommended to shareholders for their approval, an increase in the advisory fee for the Small Cap Fund. See “Introduction—Small Cap Fund”, above.

Portfolio Managers

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds’ portfolios. The SAIs have more detailed information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Nischal Pai, CFA and Richard Bayles, serve as the Blended Equity Fund’s portfolio co-managers. Mr. Pai and Mr. Bayles are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Pai, a Senior Vice President and Senior Portfolio Manager, has been with U.S. Trust since 2000. Mr. Bayles has been with U.S. Trust since 1990 as a Managing Director and Senior Portfolio Manager.

David J. Williams, Timothy Evnin and John McDermott, CFA serve as the Value and Restructuring Fund’s portfolio co-managers. Mr. Williams is primarily responsible for the day-to-day management of the Fund’s portfolio. He has served as the Fund’s portfolio manager or co-manager since the Fund’s inception. Mr. Williams, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1987. A description of Mr. Evnin’s and Mr. McDermott’s business experiences is provided below.

Douglas H. Pyle and Jennifer Byrne, CFA, serve as the Small Cap Fund’s portfolio co-managers. Mr. Pyle is primarily responsible for the day-to-day management of the Fund’s portfolio. He is a Managing Director of U.S. Trust Company, and has been with U.S. Trust since 1999. Ms. Byrne, a Senior Vice President, oversees institutional client portfolio management at U.S. Trust and has been with U.S. Trust since 1999. Prior to joining U.S. Trust, she held a similar position at Radnor Capital Management.

Michael E. Hoover serves as the Energy and Natural Resources Fund’s portfolio manager. Mr. Hoover is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Hoover is a Managing Director and Senior Analyst and has been with U.S. Trust since 1989. He has served as the Fund’s portfolio manager or co-manager since 1995.

Joan Ellis serves as the Real Estate Fund’s portfolio manager. Ms. Ellis is primarily responsible for the day-to-day management of the Fund’s portfolio. Ms. Ellis, a Managing Director, has been with U.S. Trust since 1984 and has served as the Fund’s manager or co-manager since its inception.

Timothy Evnin and John McDermott, CFA, serve as the Mid Cap Value and Restructuring Fund’s portfolio co-managers. Mr. Evnin and Mr. McDermott are primarily responsible for the day-to-day management of the Fund’s

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portfolio. Mr. Evnin, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1987. Mr. McDermott, a Senior Vice President and Portfolio Manager, has been with U.S. Trust since 1996.

Thomas W. Vail and Brian V. DiRubbio have served as the Equity Income Fund’s portfolio co-managers since 2003. Mr. Vail and Mr. DiRubbio are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Vail, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1993. Mr. DiRubbio, a Senior Vice President and Portfolio Manager, has been with U.S. Trust since 1997.

Thomas M. Galvin, CFA serves as the portfolio manager for the Large Cap Growth Fund. Mr. Galvin, President and Chief Investment Officer of the Growth Equity Division, which manages large-cap growth investments, has been with U.S. Trust since February 2003. Prior to joining U.S. Trust, Mr. Galvin spent nearly five years as Chief Investment Officer and equity strategist of Credit Suisse First Boston (CSFB) in New York and Donaldson, Lufkin & Jenrette, which was acquired by CSFB.

Richard Bayles serves as the portfolio manager for the Equity Core Fund. A description of Mr. Bayles’s business experience is provided above.

Reiner Triltsch, David J. Linehan and Donald Elefson serve as the portfolio co-managers of the International Fund. Mr. Triltsch is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Triltsch is a Managing Director and has served as the co-manager of the International Fund since he joined U.S. Trust in 2004 and has 17 years of experience managing international equity portfolios. Prior to joining U.S. Trust, he was chief investment officer and senior portfolio manager of Westam (USA) Ltd., from 2001—2004, and managing director, senior portfolio manager and co-founder of Gulfstream Global Investors, Ltd. from 1990—2001. A description of Mr. Linehan’s and Mr. Elefson’s business experiences are provided below.

David J. Linehan and Donald Elefson serve as the portfolio co-managers for the Pacific/Asia Fund and the Emerging Markets Fund. Mr. Linehan is a Managing Director and has served as the portfolio manager or co-manager of the International Fund, the Emerging Markets Fund and the Pacific/Asia Fund since joining U.S. Trust in 1998. Mr. Elefson is a Managing Director and has been a portfolio manager or co-manager of the Emerging Markets Fund since 1999. Mr. Elefson has served as portfolio co- manager of the International Fund and the Pacific/Asia Fund since 2004. He has been with U.S. Trust since 1998.

Research analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Legal Proceedings

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September, 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have cooperated with respect to these Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have focused on circumstances in which a small number of parties were permitted to engage in short-term trading of certain Excelsior Funds. The short- term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading in the Companies.

Five class actions filed against the Companies and two derivative actions purportedly brought on behalf of each of the Companies and each of the funds have been transferred to the United District Court for the District of Maryland for coordinated or consolidated pre-trial proceedings in a matter styled In Re Mutual Funds Investment Litigation, MDL Docket No. 1586. Lead plaintiffs were appointed and additional defendants were added (generally consisting of current and former directors and officers of the Companies) The five class actions were then consolidated and a single amended complaint was filed on or about September 29, 2004. Plaintiffs in the consolidated class action are seeking unspecified monetary damages from claimed injuries arising from allegedly illegal and improper mutual fund trading practices, as well as disgorgement of investment advisory fees, rescission and restitution of unspecified funds. The two derivative actions were also consolidated into a new amended complaint, also filed on or about September 29, 2004. Plaintiffs in the consolidated derivative action are seeking, on behalf of the Companies, unspecified monetary damages for similar claimed injuries, as well as removal of Excelsior Fund directors, removal of U.S. Trust as advisor to the Excelsior Funds, rescission of its investment advisory contracts and disgorgement of management fees and compensation relating to the Excelsior Funds.

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The defendants in the consolidated actions have moved to dismiss such actions. The defendants will not be required to answer the complaints until such motions have been decided, and discovery in the actions is currently stayed.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending private lawsuits and Investigations will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell and exchange shares of the Funds.

How to Purchase Fund Shares

You may purchase shares directly by:

•	Mail
•	Telephone
•	Wire
•	Automatic Investment Program, or
•	Automated Clearinghouse (ACH)

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to “Excelsior Funds” and include the name of the appropriate Fund(s) on the check. The Funds’ transfer agent cannot accept third- party checks, credit cards, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

State Street Bank & Trust

ABA # 011000028

DDA # 99055352

Specify Excelsior Fund Name

Fund Account Number

Account Registration

Investors making initial investments by wire must promptly complete the application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities. Excelsior Funds has adopted such policies and procedures, including procedures to verify the identity of customers opening new accounts. Until such verification is made, Excelsior Funds may temporarily limit additional share purchases. Excelsior Funds also may limit additional share purchases or close an account if it is unable to verify a customer’s identity. In addition, Excelsior Funds and their agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Offices of Foreign Assets Control) regulations, (ii) where a Fund or its agent detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by a Fund or its agents that there is a dispute between the registered or beneficial account owners.

General Information

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a “Business Day”). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund’s transfer agent receives your purchase request in

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good order. We consider requests to be in “good order” when all required documents (including the accompanying payment as described above) are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time (the “Evaluation Time”)). So, for you to receive the current Business Day’s NAV, the Fund’s transfer agent must receive your purchase request in good order before the Evaluation Time.

How We Calculate NAV

NAV of each class of the Funds is the value of the assets attributable to the class less liabilities attributable to the class divided by the number of outstanding shares of the class.

The Funds generally value short-term fixed income and money market securities with remaining maturities of 60 days or less at amortized cost. Securities for which market quotations are readily available are valued at their current market value, as determined by such quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies and procedures established by the Board of Directors/Trustees. In accordance with these policies and procedures, the Boards of Directors/Trustees have delegated to the Adviser the responsibility to oversee the implementation of these policies and procedures. The Adviser has established a Pricing Committee to fulfill this function. The Pricing Committee, in accordance with the Funds’ pricing policies and procedures, is responsible for making fair value determinations. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day. For securities traded principally on foreign exchanges, a Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of the Fund’s NAV, which the Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the Evaluation Time. Fair value pricing may also be used to value restricted securities (which may include junk bonds) held by a Fund or to value securities where the Fund has determined, because of the lack of recent meaningful trading activity for the security, that the most recent market quotation no longer represents the securities current market value. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Some Funds may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of a Fund’s investments may change on days when you cannot purchase or sell Fund shares.

Minimum Purchases

To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund. Your subsequent investments must be made in amounts of at least $50. A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program

If you have a checking, money market or NOW account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled investments once per month, on either the first or fifteenth day, or twice per month, on both days.

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How to Sell Your Fund Shares

You may sell shares directly by:

•	Mail
•	Telephone
•	Systematic Withdrawal Plan, or
•	Automated Clearinghouse (ACH)

Holders of Fund shares may sell (sometimes called “redeem”) shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 483-7297).

You may sell your shares by sending a written request for redemption to:

Excelsior Funds

c/o Boston Financial Data Services, Inc.

P.O. Box 8529

Boston, MA 02266-8529

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

To sell your shares by telephone, you must own your shares directly and have previously established telephone redemption privileges for your account. You can establish telephone redemption privileges by so indicating on the account application or by contacting the Funds’ transfer agent. Once your account is set up for telephone redemptions, you may sell your shares on any Business Day by calling the Funds’ transfer agent at (800) 446-1012 (from overseas call (617) 483-7297). The minimum amount for telephone redemptions is $500.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, you must notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund’s transfer agent receives your request in good order.

For the International, Pacific/Asia and Emerging Markets Funds, a redemption fee of 2.00% of the value of the shares redeemed or exchanged will be imposed on shares in a Fund redeemed or exchanged within 30 days of the date of purchase. The redemption fee is intended to limit short-term trading in the Funds or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the appropriate Fund. Each Fund reserves the right, at its discretion, to waive, modify or terminate the redemption fee. The Funds exempt from redemption fees (i) Transactions (as defined under “More Information About Principal Risks and Strategies”) and (ii) shares maintained through employee pension benefit plans subject to the Employee Retirement Income Security Act that offer the Funds as an investment vehicle. Redemption fees will be applied on a “first-in first-out” (FIFO) basis.

Systematic Withdrawal Plan

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.

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Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, or if the SEC declares an emergency. More information about this is in the Funds’ SAIs.

How to Exchange Your Shares

You may exchange your Shares class shares on any Business Day for the Shares class shares of any portfolio of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., or Excelsior Funds Trust. In order to protect other shareholders, your exchanges may be limited if it is in the best interests of the Funds and their shareholders. This limitation is not intended to limit a shareholder’s right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange requests must be for an amount of at least $500. If you recently purchased shares by check you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days’ notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order. An exchange of shares for shares in another fund is a taxable event.

There is a 2.00% redemption fee on shares exchanged within 30 days of purchase of the International, Pacific/Asia and Emerging Markets Funds. See “How to Sell Your Shares” above for more information.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not liable for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine, provided that the Funds follow their telephone transaction procedures. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. Some of these organizations may charge a fee for these transactions. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Shareholder and Administrative Services

The Funds are permitted to pay a fee of up to 0.25% of the average daily net assets of a Fund to certain organizations for providing shareholder and administrative services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements and other administrative services.

Distribution of Fund Shares

The Mid Cap Value and Restructuring, Equity Income and Equity Core Funds have adopted a distribution plan that allows shares of the Funds to pay distribution fees for the sale and distribution of their shares in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Fund’s outstanding shares. However, fees are not currently being paid under the distribution plan with respect to the Shares class. If the distribution plan is ever implemented with respect to the Shares class, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of a Fund’s assets continuously.

To the extent allowable under NASD rules, the Funds’ distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of any rule 12b-1 distribution fees that may be paid by the Funds and available for such expenditure from time to time. Subject to NASD rules and regulation, compensation may include promotional and other merchandise, and sponsorship or funding of sales and training programs and other special events. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a training or educational nature.

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The Adviser or an affiliate may, from time to time, out of its own financial resources, make cash payments to some but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of the Funds and/or to promote retention of their customers’ assets in the Funds. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds or to shareholders in the Funds, including (without limitation) shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount. The Adviser negotiates the level of payments described above to any particular broker, dealer or intermediary with each firm.

Dividends and Distributions

Each Fund distributes dividends from its income quarterly, except the International, Pacific/Asia and Emerging Markets Funds, which distribute dividends semi-annually.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice. Dividends and distributions received in cash or additional shares are both taxable.

Taxes

Each Fund contemplates distributing substantially all of its taxable income including its net capital gain (the excess of long-term capital gain over short-term capital loss), if any. Distributions you receive from a Fund will generally be taxable regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as dividend or ordinary income depending on the source of the income earned by the Fund and the satisfaction of certain holding periods. Distributions from the Real Estate Fund or other Funds, to the extent that their income is attributable to distributions from REITs, generally will not qualify for the lower tax rate applicable to qualifying dividend income.

It is expected that the International, Pacific/Asia and Emerging Markets Funds will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. Since these Funds are expected to hold predominantly securities of foreign companies, these Funds may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution constitutes a return of capital. This is known as “buying into a dividend.”

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a

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period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will generally not be currently taxable unless debt financed.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

More information about taxes is in the Funds’ SAIs.

45

Financial Highlights

The tables that follow present performance information about the Shares class of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information for the years ended March 31, 2001, 2002, and 2003, has been audited by Ernst & Young LLP (“E&Y”), the Funds’ independent registered public accounting firm during those periods. The information for the years ended March 31, 2004 and 2005 has been audited by Deloitte & Touche LLP (“D&T”). E&Y’s reports and D&T’s reports, along with each Fund’s financial statements, are incorporated by reference into the Funds’ SAIs. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 483-7279).

BLENDED EQUITY FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$33.64	$25.67	$35.17	$35.99	$50.63

Income From Investment Operations
Net Investment Income	0.30 [1]	0.14	0.17	0.10	0.01
Net Gains (Losses) on Investments (both realized and unrealized)	2.66[1]	7.99	(7.97)	(0.67)	(13.31)

Total From Investment Operations	2.96	8.13	(7.80)	(0.57)	(13.30)

Less Distributions
Dividends From Net Investment Income	(0.28)	(0.16)	(0.15)	(0.08)	(0.01)
Distributions From Net Realized Gain on Investments	(0.20)	0.00	(1.55)	(0.17)	(1.33)

Total Distributions	(0.48)	(0.16)	(1.70)	(0.25)	(1.34)

Net Asset Value, End of Year	$36.12	$33.64	$25.67	$35.17	$35.99

Total Return	8.85%	31.75%	(22.45)%	(1.58)%	(26.72)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$466.90	$573.24	$469.01	$683.10	$724.18
Ratio of Net Operating Expenses to Average Net Assets	1.05%	0.99%	0.96%	0.97%	0.99%
Ratio of Gross Operating Expenses to Average Net Assets[2]	1.24%	1.10%	1.11%	1.08%	1.06%
Ratio of Net Investment Income to Average Net Assets	0.86%	0.45%	0.59%	0.59%	0.03%
Portfolio Turnover Rate	19%	24%	36%	43%	36%

Notes:

1.	For comparative purposes per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

46

LARGE CAP GROWTH FUND

	Year Ended March 31,
	2005		2004		2003	2002	2001
Net Asset Value, Beginning of Year	$7.71		$5.79		$8.83	$10.06	$18.98

Income From Investment Operations
Net Investment Loss	(0.05)[1]		(0.05)[1]		(0.01)[1]	(0.06)	(0.08)
Net Gains (Losses) on Investments (both realized and unrealized)	0.38	[1]	1.97	[1]	(3.03)[1]	(1.17)	(8.84)

Total From Investment Operations	0.33		1.92		(3.04)	(1.23)	(8.92)

Net Asset Value, End of Year	$8.04		$7.71		$5.79	$8.83	$10.06

Total Return	4.28%		33.16%		(34.43)%	(12.23)%	(47.00)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$210.06		$127.23		$73.89	$189.25	$277.50
Ratio of Net Operating Expenses to Average Net Assets	1.05%		1.05%		1.04%	1.00%	1.01%
Ratio of Gross Operating Expenses to Average Net Assets[2]	1.28%		1.18%		1.21%	1.10%	1.08%
Ratio of Net Investment Loss to Average Net Assets	(0.59)%		(0.74)%		(0.21)%	(0.50)%	(0.50)%
Portfolio Turnover Rate	25%		79%		56%	10%	20%

Notes:

1.  For comparative purposes per share amounts are based on average shares outstanding.

2.  Expense ratio before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

SMALL CAP FUND

	Year Ended March 31,
	2005		2004		2003	2002	2001
Net Asset Value, Beginning of Year	$14.59		$8.47		$12.19	$10.06	$15.39

Income From Investment Operations
Net Investment Income (Loss)	(0.10)[1]		(0.02)[1]		(0.03)[1]	0.03	0.07
Net Gains (Losses) on Investments (both realized and unrealized)	1.65	[1]	6.14	[1]	(3.69)[1]	2.14	(4.41)

Total From Investment Operations	1.55		6.12		(3.72)	2.17	(4.34)

Less Distributions
Dividends From Net Investment Income	—		—		—	(0.04)[2]	(0.07)
Distributions From Net Realized Gain on Investments	—		—		—	—	(0.92)

Total Distributions	—		—		—	(0.04)	(0.99)

Net Asset Value, End of Year	$16.14		$14.59		$8.47	$12.19	$10.06

Total Return	10.62%		72.26%		(30.52)%	21.61%	(28.69)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$488.22		$352.46		$156.32	$171.60	$87.18
Ratio of Net Operating Expenses to Average Net Assets	1.05%		0.83%		0.83%	0.84%	0.89%
Ratio of Gross Operating Expenses to Average Net Assets[3]	1.08%		0.98%		1.05%	0.98%	1.04%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.64)%		(0.20)%		(0.31)%	0.19%	0.57%
Portfolio Turnover Rate	61%		82%		105%	144%	132%

Notes:

1.	For comparative purposes per share amounts are based on average shares outstanding.
2.	Includes a tax return of capital of $(0.01).
3.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

47

VALUE AND RESTRUCTURING FUND
	Year Ended March 31,
	2005		2004	2003	2002	2001
Net Asset Value, Beginning of Year	$37.57		$23.66	$32.63	$30.69	$33.89

Income From Investment Operations
Net Investment Income	0.34	[1]	0.24	0.17	0.08	0.60
Net Gains (Losses) on Investments (both realized and unrealized)	3.83	[1]	13.90	(9.01)	1.94	(3.21)

Total From Investment Operations	4.17		14.14	(8.84)	2.02	(2.61)

Less Distributions
Dividends From Net Investment Income	(0.34)		(0.23)	(0.13)	(0.08)	(0.59)

Total Distributions	(0.34)		(0.23)	(0.13)	(0.08)	(0.59)

Net Asset Value, End of Year	$41.40		$37.57	$23.66	$32.63	$30.69

Total Return	11.16%		60.06%	(27.13)%	6.60%	(7.74)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$4,469.08		$3,244.85	$1,558.72	$2,408.05	$1,822.71
Ratio of Net Operating Expenses to Average Net Assets	1.07%		0.99%	0.99%	0.94%	0.95%
Ratio of Gross Operating Expenses to Average Net Assets[2]	1.09%		1.14%	1.12%	1.02%	1.02%
Ratio of Net Investment Income to Average Net Assets	0.87%		0.78%	0.65%	0.27%	1.66%
Portfolio Turnover Rate	8%		4%	16%	8%	15%

Notes:

1.	For comparative purposes per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

MID CAP VALUE AND RESTRUCTURING FUND

	Year Ended March 31,
	2005		2004		2003	2002	2001
Net Asset Value, Beginning of Year	$15.75		$10.24		$13.29	$11.99	$21.34

Income From Investment Operations:
Net Investment Income	0.23	[1]	0.03	[1]	0.02 [1]	0.27 [1]	0.37
Net Gains (Losses) on Investments (both realized and unrealized)	1.02	[1]	5.51	[1]	(3.05)[1]	1.41 [1]	(1.27)

Total From Investment Operations	1.25		5.54		(3.03)	1.68	(0.90)

Less Distributions:
Dividends From Net Investment Income	(0.23)		(0.03)		(0.02)	(0.02)	(0.37)
Distributions From Net Realized Gains on Investments	—		—		—	(0.36)	(8.08)

Total Distributions	(0.23)		(0.03)		(0.02)	(0.38)	(8.45)

Net Asset Value, End of Year	$16.77		$15.75		$10.24	$13.29	$11.99

Total Return	7.93%		54.21%		(22.81)%	14.23%	(0.84)%
Ratios/Supplemental Data
Net Assets at end of Period (in millions)	$214.84		$186.72		$81.15	$50.48	$2.37
Ratio of Net Operating Expenses to Average Net Assets	1.06%		0.99%		1.01%	1.05%	1.03%
Ratio of Gross Operating Expenses to Average Net Assets[2]	1.16%		1.23%		1.15%	1.16%	1.26%
Ratio of Net Investment Income to Average Net Assets	1.42%		0.24%		0.20%	0.59%	0.97%
Portfolio Turnover	28%		13%		28%	24%	95%

Notes:

1.	For comparative purposes per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

48

ENERGY AND NATURAL RESOURCES FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$16.45	$11.72	$14.40	$15.41	$15.21

Income From Investment Operations
Net Investment Income	0.02 [1]	0.06	0.04	0.10	0.07
Net Gains (Losses) on Investments (both realized and unrealized)	6.99 [1]	4.71	(2.67)	(0.58)	1.60

Total From Investment Operations	7.01	4.77	(2.63)	(0.48)	1.67

Less Distributions
Dividends From Net Investment Income	(0.05)	(0.04)	(0.05)	(0.10)	(0.07)
Distributions From Net Realized Gain on Investments	(1.07)	—	—	(0.43)	(1.40)

Total Distributions	(1.12)	(0.04)	(0.05)	(0.53)	(1.47)

Net Asset Value, End of Year	$22.34	$16.45	$11.72	$14.40	$15.41

Total Return	43.97%	40.84%	(18.30)%	(2.82)%	11.98%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$292.33	$150.04	$92.44	$129.17	$102.85
Ratio of Net Operating Expenses to Average Net Assets	1.10%	0.99%	1.01%	0.98%	0.99%
Ratio of Gross Operating Expenses to Average Net Assets[2]	1.15%	1.13%	1.19%	1.12%	1.05%
Ratio of Net Investment Income to Average Net Assets	0.12%	0.45%	0.35%	0.77%	0.46%
Portfolio Turnover Rate	111%	91%	78%	73%	59%

Notes:

1.	For comparative purposes per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

REAL ESTATE FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$9.17	$6.61	$7.10	$6.09	$5.21

Income From Investment Operations
Net Investment Income	0.17 [1]	0.29 [1]	0.28 [1]	0.31	0.33
Net Gains (Losses) on Investments (both realized and unrealized)	0.68 [1]	2.64 [1]	(0.52)[1]	1.01	0.89

Total From Investment Operations	0.85	2.93	(0.24)	1.32	1.22

Less Distributions
Dividends From Net Investment Income	(0.22)	(0.31)	(0.25)	(0.31)[2]	(0.34)[2]
Dividends From Net Realized Gain on Investments	(0.50)	(0.06)	0.00	0.00	0.00

Total Distributions	(0.72)	(0.37)	(0.25)	(0.31)	(0.34)

Net Asset Value, End of Year	$9.30	$9.17	$6.61	$7.10	$6.09

Total Return	9.90%	45.65%	(3.49)%	22.37%	24.03%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$112.89	$122.87	$79.37	$91.31	$44.24
Ratio of Net Operating Expenses to Average Net Assets	1.20%	1.20%	1.17%	1.20%	1.20%
Ratio of Gross Operating Expenses to Average Net Assets[3]	1.56%	1.35%	1.23%	1.33%	1.36%
Ratio of Net Investment Income to Average Net Assets	1.89%	3.67%	4.09%	4.53%	5.52%
Portfolio Turnover Rate	17%	38%	23%	25%	29%

Notes:

1.	For comparative purposes per share amounts are based on average shares outstanding.
2.	Includes a tax return of capital of $(0.08) and $(0.02) for the years ended March 31, 2001 and March 31, 2002, respectively.
3.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

49

EQUITY INCOME FUND

	Year Ended March 31, 2005	Period Ended March 31, 2004[1]
Net Asset Value, Beginning of Year	$7.76	$7.00

Income From Investment Operations
Net Investment Income	0.19 [2]	0.07
Net Gains on Investments (both realized and unrealized)	0.63 [2]	0.73

Total From Investment Operations	0.82	0.80

Less Distributions
Dividends From Net Investment Income	(0.17)	(0.04)
Distributions From Net Realized Gain on Investments	(0.02)	—

Total Distributions	(0.19)	(0.04)

Net Asset Value, End of Year	$8.39	$7.76

Total Return	10.73%	11.48%	[3]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$195.67	$100.02
Ratio of Net Operating Expenses to Average Net Assets	1.05%	1.05%	[4]
Ratio of Gross Operating Expenses to Average Net Assets[5]	1.26%	1.17%	[4]
Ratio of Net Investment Income to Average Net Assets	2.35%	2.44%	[4]
Portfolio Turnover Rate	19%	6%

Notes:

1.	Commenced operations on September 30, 2003.
2.	For comparative purposes per share amounts are based on average shares outstanding.
3.	Not annualized.
4.	Annualized.
5.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

EQUITY CORE FUND

Year Ended March 31, 2005
Net Asset Value, Beginning of Year	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.08 [1]
Net Gains or (Losses) on Investments (both realized and unrealized)	0.95 [1]

Total From Investment Operations	1.03

Less Distributions
Dividends From Net Investment Income	(0.04)
Distributions From Net Realized Gain on Investments	(0.01)

Total Distributions	(0.05)

Net Asset Value, End of Year	$10.98

Total Return	10.30%
Ratios/Supplemental Data
Net Assets, End of Period (in Millions)	$43.58
Ratio of Net Operating Expenses to Average Net Assets	1.05%
Ratio of Gross Operating Expenses to Average Net Assets[2]	1.59%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.74%
Portfolio Turnover Rate	13%

Notes:

1.	For comparative purposes per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

50

INTERNATIONAL FUND

	Year Ended March 31,
	2005		2004	2003	2002	2001
Net Asset Value, Beginning of Year	$11.28		$6.83	$9.75	$11.75	$20.02

Income From Investment Operations
Net Investment Income (Loss)	0.06	[1]	0.09	0.10	0.03	(0.05)
Net Gains or (Losses) on Investments (both realized and unrealized)	1.71	[1]	4.44	(2.99)	(1.43)	(7.49)

Total From Investment Operations	1.77		4.53	(2.89)	(1.40)	(7.54)

Less Distributions
Dividends From Net Investment Income	—	[2]	(0.08)	(0.03)	(0.08)	(0.13)
Distributions From Net Realized Gain on Investments	—		—	—	(0.52)	(0.60)

Total Distributions	—		(0.08)	(0.03)	(0.60)	(0.73)

Net Asset Value, End of Year	$13.05		$11.28	$6.83	$9.75	$11.75

Total Return[3]	15.71%		66.51%	(29.72)%	(12.25)%	(38.41)%
Ratios/Supplemental Data
Net Assets, End of Period (in Millions)	$240.32		$130.14	$89.68	$167.28	$302.07
Ratio of Net Operating Expenses to Average Net Assets	1.50%		1.38%	1.40%	1.23%	1.41%
Ratio of Gross Operating Expenses to Average Net Assets[4]	1.61%		1.49%	1.57%	1.53%	1.53%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.52%		0.92%	0.55%	0.44%	(0.29)%
Portfolio Turnover Rate	66%		58%	73%	50%	55%

Notes:

1.	For comparative purposes per share amounts are based on average shares outstanding.
2.	Amount represents less than $0.01 per share.
3.	Total returns do not reflect the 2.00% fee accrued on redemption of shares, which was implemented effective June 1, 2000.
4.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

PACIFIC/ASIA FUND

	Year Ended March 31,
	2005		2004	2003	2002	2001
Net Asset Value, Beginning of Year	$8.44		$5.21	$6.68	$6.59	$11.89

Income From Investment Operations
Net Investment Income (Loss)	0.03	[1]	0.01	0.01	0.02	(0.06)
Net Gains (Losses) on Investments (both realized and unrealized)	0.42	[1]	3.22	(1.43)	0.09	(4.88)

Total From Investment Operations	0.45		3.23	(1.42)	0.11	(4.94)

Less Distributions
Dividends From Net Investment Income	(0.01)		—	(0.05)	(0.02)	(0.36)

Total Distributions	(0.01)		—	(0.05)	(0.02)	(0.36)

Net Asset Value, End of Year	$8.88		$8.44	$5.21	$6.68	$6.59

Total Return[2]	5.32%		62.00%	(21.44)%	1.62%	(41.79)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$134.58		$114.83	$27.33	$23.54	$32.00
Ratio of Net Operating Expenses to Average Net Assets	1.50%		1.45%	1.51%	1.43%	1.50%
Ratio of Gross Operating Expenses to Average Net Assets[3]	1.64%		1.58%	1.66%	1.74%	1.68%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.35%		0.20%	0.15%	0.35%	(0.63)%
Portfolio Turnover Rate	90%		58%	73%	94%	75%

Notes:

1.	For comparative purposes per share amounts are based on average shares outstanding.
2.	Total returns do not reflect the 2.00% fee accrued on redemption of shares, which was implemented effective June 1, 2000.
3.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

51

EMERGING MARKETS FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$7.67	$4.12	$4.95	$4.43	$7.35

Income From Investment Operations
Net Investment Income (Loss)	0.12 [1]	0.05	0.02	0.01	(0.01)
Net Gains (Losses) on Investments (both realized and unrealized)	1.18 [1]	3.55	(0.84)	0.53	(2.91)

Total From Investment Operations	1.30	3.60	(0.82)	0.54	(2.92)

Less Distributions
Dividends From Net Investment Income	(0.08)	(0.05)	(0.01)	(0.02)	0.00
Distributions From Net Realized Gain on Investments	(0.16)	0.00	0.00	0.00	0.00

Total Distributions	(0.24)	(0.05)	(0.01)	(0.02)	0.00

Net Asset Value, End of Year	$8.73	$7.67	$4.12	$4.95	$4.43

Total Return[2]	17.07%	87.57%	(16.62)%	12.16%	(39.73)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$433.17	$209.16	$30.05	$22.85	$12.26
Ratio of Net Operating Expenses to Average Net Assets	1.70%	1.65%	1.61%	1.59%	1.65%
Ratio of Gross Operating Expenses to Average Net Assets[3]	1.90%	1.92%	1.84%	1.93%	2.09%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.44%	0.81%	0.51%	0.78%	(0.16)%
Portfolio Turnover Rate	21%	14%	43%	31%	30%

Notes:

1.	For comparative purposes per share amounts are based on average shares outstanding.
2.	Total returns do not reflect the 2.00% fee accrued on redemption of shares, which was implemented effective June 1, 2000.
3.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

52

Excelsior Funds, Inc.

Excelsior Funds Trust

Investment Adviser

United States Trust Company of New York

114 W. 47th Street

New York, New York 10036

U.S. Trust Company, N.A.

225 High Ridge Road

Stamford, Connecticut 06905

Distributor

BISYS Fund Services Limited Partnership

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

More information about each Fund is available without charge through the following:

Statements of Additional Information (SAIs)

The SAIs dated July 29, 2005 include detailed information about Excelsior Funds, Inc. and Excelsior Funds Trust. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports

These reports contain additional information about the Funds’ investments. The Annual Report also lists each Fund’s holdings and discusses the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

You may obtain an SAI or Annual or Semi-Annual Report free of charge by telephone, by mail, or on the Funds’ website, as follows:

By Telephone:  Call (800) 446-1012 (from overseas, call (617) 483-7297)

By Mail:  Excelsior Funds, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184)

By Internet:  http://www.excelsiorfunds.com

From the SEC:  You can also obtain the SAIs or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc. and Excelsior Funds Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Excelsior Funds, Inc.’s and Excelsior Funds Trust’s Investment Company Act registration numbers are 811-4088 and 811-8490, respectively.

PRO-EQUITIES-0705-44679

Excelsior Institutional Funds

July 29, 2005

Excelsior Funds, Inc.

Excelsior Funds Trust

MONEY FUND

VALUE AND RESTRUCTURING FUND

MID CAP VALUE AND RESTRUCTURING FUND

INTERNATIONAL EQUITY FUND

TOTAL RETURN BOND FUND

INCOME FUND

HIGH YIELD FUND

EQUITY CORE FUND

EMERGING MARKETS FUND

Investment Adviser

United States Trust Company of New York

U.S. Trust Company, N.A.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Excelsior Funds, Inc. and Excelsior Funds Trust are mutual funds that offer shares in separate investment portfolios that have individual investment goals, strategies and risks. This prospectus gives you important information about the Institutional Shares class of the Money, Value and Restructuring and Emerging Markets Funds of Excelsior Funds, Inc., and the Mid Cap Value and Restructuring (formerly, the Mid Cap Value Fund), International Equity, Total Return Bond, Income, High Yield and Equity Core Funds of Excelsior Funds Trust (the “Funds”) that you should know before investing. In addition to the Institutional Shares, which are offered in this prospectus, the Value and Restructuring and Mid Cap Value and Restructuring Funds offer two other classes of shares: Shares and Retirement Shares, and the Money, High Yield, Equity Core and Emerging Markets Funds offer one other class of shares: Shares, each of which are offered in separate prospectuses. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. You will find specific information in this prospectus about each of the Funds plus general information on the Funds. You may find additional information in each Fund’s Statement of Additional Information (each, an SAI), which are incorporated by reference into this prospectus. Please read this prospectus carefully before you invest or send money. For more detailed information about each Fund, please see:

Introduction

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

United States Trust Company of New York and U.S. Trust Company, N.A. serve as investment advisers to the Funds (together, the “Adviser”).

Certain Funds in this prospectus invest in “equity securities,” which include common stocks, preferred stocks and warrants, as well as other securities convertible into common stocks. Certain Funds invest in “fixed income securities,” which include bonds and other debt securities.

Following is a summary of the principal investment policies, strategies and risks of each of the Funds. Further information about risks associated with investing in the Funds can be found in “More Information About Principal Risks and Strategies” in this prospectus and in the SAIs.

The investment objective for the Money, Value and Restructuring and High Yield Funds is fundamental and may not be changed without the approval of the shareholders. The investment objective for the Mid Cap Value and Restructuring, International Equity, Total Return Bond, Income, Equity Core and Emerging Markets Funds is not fundamental and may be changed without shareholder approval. Except as expressly noted otherwise in the prospectus, each Fund’s investment policies and strategies may be changed without shareholder approval. There can be no assurance that any Fund will be able to achieve its investment objective.

Limitations and restrictions on the level of investment in securities that are discussed in this prospectus and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values that cause a percentage limitation to be exceeded will not necessarily require that securities be sold.

A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

3

Money Fund

Investment Objective

The Money Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Principal Investment Strategy

The Fund invests substantially all of its assets in high quality, U.S. dollar-denominated money market instruments, such as bank certificates of deposit, bankers’ acceptances, commercial paper, corporate debt, mortgage-backed securities, obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and fully collateralized repurchase agreements. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund is a money market fund and seeks to value its investment portfolio at amortized cost and to maintain a stable net asset value per share of $1.00. The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments as to maturities, issuers and providers of credit support.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changing interest rates.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Investments in U.S. government securities, while minimizing risk of loss, may produce a lower yield than investments in other types of instruments.

Although the Fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Conservative investors seeking current income, liquidity and stability of principal.

4

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Institutional Shares class from year to year.

Best Quarter 1.61% 12/31/00	Worst Quarter 0.20% 12/31/03

The Fund’s Institutional Shares class performance for the six month period ending June 30, 2005 was 1.25%.

This table shows the average annual total returns of the Fund’s Institutional Shares class for the periods ended December 31, 2004.

	1 Year	Since Inception*
Money Fund	1.18%	2.79%

*	Since December 16, 1999

Call 1-800-881-9358 for the Fund’s most current 7-day yield.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Institutional Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.25%
Other Expenses	0.19%	*
Total Annual Fund Operating Expenses	0.44%
Less Fee Waivers	(0.14)%	**
Net Annual Fund Operating Expenses	0.30%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.20%.
**	The expense information in the table reflects contractual waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.30%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Institutional Shares class would be:

1 Year	3 Years	5 Years	10 Years
$31	$127	$232	$541

5

Value and Restructuring Fund

Investment Objective

The Value and Restructuring Fund seeks long-term capital appreciation. The Fund seeks to achieve this objective by investing in companies that will benefit from their restructuring or redeployment of assets and operations in order to become more competitive or profitable.

Principal Investment Strategy

The Fund invests primarily (at least 65% of its assets) in common stocks of U.S. and foreign companies whose share price, in the opinion of the Adviser, does not reflect the economic value of the company’s assets, but where the Adviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the Adviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The Adviser may select companies of any size for the Fund and the Fund invests in a diversified group of companies across a number of different industries.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations occur when individual companies report poor results or are affected by industry and/or economic trends and developments. The Fund is also subject to the risk that an anticipated restructuring or business combination event may fail to occur or occurs and fails to produce reasonably anticipated benefits. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund invests in companies undergoing restructuring activities and is subject to the risk that such companies have filed or in the future will be forced to file for protection from creditors under the U.S. Bankruptcy Code. If a company files for bankruptcy, the Fund may lose the value of its investment in such company.

The Fund also may be subject to risks particular to its investments in foreign, small and medium capitalization companies. In particular, additional risks associated with investing in foreign companies may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk. Medium and small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies and therefore, stocks of these companies may be more volatile than those of larger companies.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking long-term capital appreciation through a diversified portfolio of equity securities, and who are willing to bear the risks of investing in equity securities.

6

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Institutional Shares class from year to year.

Best Quarter 22.25% 6/30/03	Worst Quarter (3.27)% 3/31/03

The Fund’s Institutional Shares class performance for the six month period ending June 30, 2005 was 2.47%.

This table compares the average annual total returns of the Fund’s Institutional Shares class for the periods ended December 31, 2004 to those of the Standard & Poor’s 500 Composite Stock Price Index and the Russell 1000 Value Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Since Inception
Value and Restructuring Fund
Return Before Taxes	19.68%	32.88%	*
Return After Taxes on Distributions	19.48%	32.61%	*
Return After Taxes on Distributions and Sale of Fund Shares	13.01%	28.50%	*
Standard & Poor’s 500 Composite Stock Price Index (reflects no deduction for fees, expenses, or taxes)**	10.88%	21.41%	*
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)***	16.49%	25.07%	*

*	Since September 30, 2002.
**	The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.
***	The Russell 1000 Value Index is an unmanaged index composed of companies with lower price-to-book ratios and lower forecasted growth values in the Russell 1000 Index. The Russell 1000 Index is composed of 1000 of the largest U.S. companies by market capitalization.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

7

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Institutional Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.60%
Other Expenses	0.23%	*
Total Annual Fund Operating Expenses	0.83%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.24%.
**	The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.89%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Institutional Shares class would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

8

Mid Cap Value and Restructuring Fund

Investment Objective

The Mid Cap Value and Restructuring Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of mid-sized companies that have market capitalizations that are consistent with the market capitalizations of the companies included in the Russell Mid Cap Value Index (the “Index”), as such Index is reconstituted annually. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. As of June 30, 2005, the market capitalization of the companies in the Index ranged from $0.85 billion to $14.51 billion. The Fund will not automatically sell stock of a company it already owns just because the company’s market capitalization falls below or rises above the market capitalization of companies that qualify for inclusion in the Index. The Fund invests primarily in common stocks of U.S. and foreign companies whose share price, in the opinion of the Adviser, does not reflect the economic value of the company’s assets, but where the Adviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the Adviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The Adviser may select companies of any size for the Fund and the Fund invests in a diversified group of companies across a number of different industries. Until July 29, 2005, the Fund was named the Mid-Cap Value Fund.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. The Fund is also subject to the risk that an anticipated restructuring or business combination event may fail to occur or occurs and fails to produce reasonably anticipated benefits. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund invests in companies undergoing restructuring activities and is subject to the risk that such companies have filed or in the future will be forced to file for protection from creditors under the U.S. Bankruptcy Code. If a company files for bankruptcy, the Fund may lose the value of its investment in such company.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

The Fund also may be subject to risks particular to its investments in foreign companies. Risks associated with investing in foreign securities may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking growth of capital through a diversified portfolio of equity securities, and who are willing to accept the risks of investing in equity securities.

9

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Institutional Shares class from year to year.

Best Quarter 26.81% 12/31/99	Worst Quarter (20.61)% 9/30/02

The Fund’s Institutional Shares class performance for the six month period ending June 30, 2005 was 0.19%.

This table compares the average annual total returns of the Fund’s Institutional Shares class for the periods ended December 31, 2004, to those of the Russell Mid Cap Index and the Russell Mid Cap Value Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception
Mid Cap Value and Restructuring Fund
Return Before Taxes	15.38%	9.91%	16.99%*
Return After Taxes on Distributions	15.11%	7.22%	14.61%*
Return After Taxes on Distributions and Sale of Fund Shares	10.33%	7.11%	13.86%*
Russell Mid Cap Index (reflects no deduction for fees, expenses, or taxes)***	20.22%	7.59%	11.79%*	*
Russell Mid Cap Value Index (reflects no deduction for fees, expenses, or taxes)****	23.71%	13.48%	13.52%*	*

*	Since June 1, 1996.
**	Since May 31, 1996.
***	The Russell Mid Cap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.
****	The Russell Mid Cap Value Index measures the performance of Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

10

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Institutional Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.65%
Other Expenses	0.25%	*
Total Annual Fund Operating Expenses	0.90%
Less Fee Waivers	(0.01)%	**
Net Annual Fund Operating Expenses	0.89%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.26%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.89%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Institutional Shares class would be:

1 Year	3 Years	5 Years	10 Years
$91	$286	$497	$1,107

11

International Equity Fund

Investment Objective

The International Equity Fund seeks to provide long-term capital appreciation through investment in a diversified portfolio of marketable foreign securities. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of issuers located outside the United States. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The Fund invests primarily in equity securities of larger, more established companies located in developed foreign markets, which include most nations in western Europe and the more developed nations in the Pacific Basin and Latin America. The Fund may invest in less developed countries and regions to capitalize on opportunities in emerging markets. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund’s investments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global economic trends or promising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in a broad range of foreign markets, giving particular emphasis to each company’s scope of operations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific percentage of the Fund’s assets in a given country, region or industry. For cash management purposes, the Fund may invest up to 20% of its assets on a continuous basis in cash or short-term instruments such as commercial paper, bank obligations, U.S. government and agency securities maturing within one year, notes and other investment-grade debt securities of various maturities, and repurchase agreements collateralized by these securities.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity markets as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. The financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

12

Investor Profile

Investors seeking long-term capital appreciation through a diversified portfolio of equity securities, who are willing to accept the risks of investing in companies located in foreign countries.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Institutional Shares class from year to year.

Best Quarter 40.28% 12/31/99	Worst Quarter (20.92)% 9/30/02

The Fund’s Institutional Shares class performance for the six month period ending June 30, 2005 was 1.59%.

This table compares the average annual total returns of the Fund’s Institutional Shares class for the periods ended December 31, 2004, to those of the MSCI-ACWI ex U.S. Index and the MSCI-EAFE Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception
International Equity Fund
Return Before Taxes	22.20%	(4.93)%	5.59%	*
Return After Taxes on Distributions	22.17%	(6.31)%	4.38%	*
Return After Taxes on Distributions and Sale of Fund Shares	14.47%	(4.62)%	4.34%	*
MSCI-ACWI ex U.S. Index (reflects no deduction for fees, expenses, or taxes)***	21.36%	0.02%	6.57%	**
MSCI-EAFE Index (reflects no deduction for fees, expenses, or taxes)****	20.25%	(1.13)%	6.08%	**

*	Since January 24, 1995.
**	Since January 31, 1995.
***	The MSCI-ACWI ex U.S. Index is a widely accepted, unmanaged index of global stock market performance comprising 49 countries with developed and emerging markets excluding the United States.
****	The MSCI-EAFE Index is a widely accepted, unmanaged index composed of a sample of companies from 21 countries representing the developed stock markets outside North America.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

13

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Institutional Shares class of the Fund.

Shareholder Fees

(paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if applicable)†	2.00%

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	1.00%
Other Expenses	0.46%	*
Total Annual Fund Operating Expenses	1.46%
Less Fee Waivers	(0.36)%	**
Net Annual Fund Operating Expenses	1.10%	**

†	This redemption fee is charged if you redeem or exchange your shares within 30 days of the date of purchase. See “How to Sell Your Shares” for more information.
*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.48%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.10%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Institutional Shares class would be:

1 Year	3 Years	5 Years	10 Years
$112	$426	$763	$1,715

14

Total Return Bond Fund

Investment Objective

The Total Return Bond Fund seeks to maximize the total rate of return consistent with moderate risk of capital and maintenance of liquidity. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The Fund invests primarily (at least 65% of its total assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest up to 20% of its assets in preferred stock, U.S. dollar-denominated fixed income securities of foreign issuers or foreign governments or U.S. companies located outside the United States and mortgage-backed securities.

There is no limit on the Fund’s average maturity or on the maximum maturity of a particular security. The Adviser manages the Fund by balancing yield, average maturity and risk in light of its assessment of real interest rates and the yield curve to provide maximum preservation of purchase power. In selecting particular investments, the Adviser looks for fixed income securities that offer relative value and potential for moderate price appreciation.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may affect the Fund’s performance.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The mortgages underlying mortgage-backed securities may be paid off early, particularly in a period of falling interest rates, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

In pursuit of its principal investment strategy, the Fund, on occasion, may experience a portfolio turnover rate in excess of 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to the Fund, the Fund’s distribution of taxable income may increase.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

The Fund also may be subject to risks particular to its investments in foreign fixed income securities as well as credit risk. Risks associated with investing in foreign securities may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk.

The Fund is also subject to the risk that its investments in long-term fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

The price of the Fund’s shares is expected to have a medium level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking total return through a diversified portfolio of fixed income securities, and who are willing to accept the risks of investing in fixed income securities of varying maturities.

15

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Institutional Shares class from year to year.

Best Quarter 5.02% 12/31/00	Worst Quarter (3.20)% 6/30/04

The Fund’s Institutional Shares class performance for the six month period ending June 30, 2005 was 2.85%.

This table compares the average annual total returns of the Fund’s Institutional Shares class for the periods ended December 31, 2004, to those of the Lehman Brothers Govt/Credit Bond Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception
Total Return Bond Fund
Return Before Taxes	4.03%	7.90%	7.54%	*
Return After Taxes on Distributions	2.20%	5.56%	4.91%	*
Return After Taxes on Distributions and Sale on Fund Shares	2.81%	5.40%	4.85%	*
Lehman Brothers Govt/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)***	4.19%	8.00%	7.67%	**

*	Since January 19, 1995.
**	Since January 31, 1995.
***	The Lehman Brothers Govt/Credit Bond Index is an unmanaged total return performance benchmark composed of U.S. government agencies and U.S. Treasury securities and investment grade corporate debt, selected as representative of the market.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

16

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Institutional Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.65%
Other Expenses	0.25%	*
Total Annual Fund Operating Expenses	0.90%
Less Fee Waivers	(0.25)%	**
Net Annual Fund Operating Expenses	0.65%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.26%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.65%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Institutional Shares class would be:

1 Year	3 Years	5 Years	10 Years
$66	$262	$474	$1,085

17

Income Fund

Investment Objective

The Income Fund seeks to provide as high a level of current interest income as is consistent with moderate risk of capital and maintenance of liquidity. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy

The Fund invests primarily (at least 65% of its assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund may invest up to 35% of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called “high yield” or “junk” bonds. The Fund also may invest up to 25% of its assets in preferred stocks and U.S. dollar-denominated fixed income securities of foreign issuers or foreign governments or U.S. companies located outside the United States and mortgage-backed securities.

There is no limit on the Fund’s average maturity or on the maximum maturity of a particular security. The Adviser manages the Fund’s average portfolio maturity in light of current market and economic conditions to provide a competitive current yield and reasonable principal volatility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve. The fixed income securities held by the Fund also may have the potential for moderate price appreciation.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s credit risk. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

In pursuit of its principal investment strategy the Fund, on occasion, may experience a portfolio turnover rate in excess of 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to the Fund, the Fund’s distributions of taxable income may increase.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

The Fund also may be subject to risks particular to its investments in foreign fixed income securities as well as credit risk. Risks associated with investing in foreign securities may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk.

The Fund is also subject to the risk that its investments in long-term fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

The price of the Fund’s shares is expected to have a medium level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking current income through a diversified portfolio of fixed income securities, and who are willing to accept the risks of investing in fixed income securities of varying maturities.

18

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Institutional Shares class from year to year.

Best Quarter 4.50% 12/31/00	Worst Quarter (2.47)% 6/30/04

The Fund’s Institutional Shares class performance for the six month period ending June 30, 2005 was 2.71%.

This table compares the average annual total returns of the Fund’s Institutional Shares class for the periods ended December 31, 2004, to those of the Lehman Brothers Aggregate Bond Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception
Income Fund
Return Before Taxes	4.09%	7.42%	7.02%	*
Return After Taxes on Distributions	2.39%	5.12%	4.35%	*
Return After Taxes on Distributions and Sale of Fund Shares	2.69%	4.95%	4.35%	*
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)***	4.34%	7.71%	7.58%	**

*	Since January 16, 1995
**	Since January 31, 1995.
***	The Lehman Brothers Aggregate Bond Index is an unmanaged, fixed income market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

19

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Institutional Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.65%
Other Expenses	0.26%	*
Total Annual Fund Operating Expenses	0.91%
Less Fee Waivers	(0.26)%	**
Net Annual Fund Operating Expenses	0.65%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.27%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.65%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Institutional Shares class would be:

1 Year	3 Years	5 Years	10 Years
$66	$264	$478	$1,096

20

High Yield Fund

Investment Objective

The High Yield Fund seeks a high level of current income as its primary objective, and may also consider the potential for capital appreciation as a secondary objective, when consistent with its primary objective.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in high yield, fixed income securities that are rated in the lower rating categories of a nationally recognized rating agency (e.g., Ba or lower by Moody’s Corporation (Moody’s) or BB or lower by Standard & Poor’s, a division of the McGraw Hill Companies (S&P)), or unrated securities that the Adviser believes are of comparable quality. For purposes of this test only, net assets includes borrowings for investment purposes. Securities rated below Baa3 by Moody’s or below BBB by S&P are commonly known as “junk bonds.” The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The Fund may invest in all types of fixed-income securities, including:

•	Senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper)
•	Convertible and non-convertible corporate debt obligations
•	Custodial receipts
•	Municipal securities and obligations of the U.S. government, its agencies and instrumentalities
•	Preferred stock
•	Mortgage and other asset-backed securities

Although the Fund invests primarily in the debt obligations of domestic issuers, it may invest up to 25% of its assets in obligations of foreign issuers (including emerging countries), including obligations of foreign corporations, banks and governments.

The Fund does not have any portfolio maturity limitation and may invest its assets from time to time primarily in instruments with short, medium and long maturities. The Fund may also purchase the securities of issuers that are in default and/or subject to insolvency and/or bankruptcy proceedings.

In selecting securities for the Fund’s portfolio, the Adviser performs its own independent investment analysis of each issuer to determine its creditworthiness. In doing so, the Adviser considers a number of factors, including the issuer’s financial and managerial strength and its sensitivity to economic and market conditions as well as other factors.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s credit risk. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund is also subject to the risk that its investments in long-term fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

In pursuit of its principal investment strategy, the Fund, on occasion, may experience a portfolio turnover rate in excess of 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to the Fund, the Fund’s distributions of taxable income may increase.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

21

The Fund also may be subject to risks particular to its investment in foreign fixed income securities. Risks associated with investing in foreign securities may include legal and regulatory risks, currency risks, liquidity risk, expropriation risk and emerging markets risk.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking a high level of current income through a diversified portfolio of fixed income securities, and who are willing to bear risks of investing in non-investment grade fixed-income securities.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s Institutional Shares class performance from year to year.

Best Quarter 14.32% 6/30/03	Worst Quarter (11.36)% 9/30/02

The Fund’s Institutional Shares class performance for the six month period ending June 30, 2005 was (1.50)%.

This table compares the average annual total returns of the Fund’s Institutional Shares class for the periods ended December 31, 2004, to those of the Merrill Lynch High Yield, Cash Pay Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Since Inception
High Yield Fund
Return Before Taxes	10.33%	7.32%*
Return After Taxes on Distributions	8.55%	1.20%*
Return After Taxes on Distributions and Sale of Fund Shares	6.66%	2.29%*
Merrill Lynch High Yield, Cash Pay Index (reflects no deduction for fees, expenses, or taxes)**	10.76%	9.58%*

*	Since October 31, 2000.
**	The Merrill Lynch High Yield, Cash Pay Index is an unmanaged index comprised of publicly placed, non-convertible, coupon bearing domestic debt. Issues in the index are less than investment grade as rated by S&P or Moody’s and must not be in default. Issues have a term to maturity of at least one year.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

22

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Institutional Shares class of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.80%
Other Expenses	0.24%	*
Total Annual Fund Operating Expenses	1.04%
Less Fee Waivers	(0.24)%	**
Net Annual Fund Operating Expenses	0.80%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.25%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.80%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Institutional Shares class would be:

1 Year	3 Years	5 Years	10 Years
$82	$307	$551	$1,249

23

Equity Core Fund

Investment Objective

The Equity Core Fund seeks total return on its assets through long-term capital appreciation. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. These equity securities include common stocks of U.S. and foreign companies that the Adviser believes have value that is not currently reflected in their market prices. The Adviser generally diversifies the Fund’s investments over a variety of industries and types of companies. The Fund may invest in companies of any size.

The Adviser takes a long-term approach to managing the Fund and is not constrained by any particular investment style. At any given time it may buy “growth” stocks or “value” stocks, or a combination of both types. The Adviser will try to identify companies with characteristics that will lead to future earnings growth or recognition of their true value.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund also may be subject to risks particular to its investments in foreign, medium and small capitalization companies. In particular, additional risks associated with investing in foreign companies may include legal and regulatory risk, liquidity risk and expropriation risk. Medium and small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources and may depend on a relatively small management group and therefore, stocks of these companies may be more volatile than those of larger companies.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before investing in the Fund.

Investor Profile

Investors seeking growth of capital through a diversified portfolio of equity securities, and who are willing to accept the risks of investing in equity securities.

24

Performance Information

Performance history will be available for the Institutional Shares class of the Fund after it has been in operation for one calendar year.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Institutional Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.75%
Other Expenses	0.57	%†
Total Annual Fund Operating Expenses	1.32%
Less Fee Waivers	(0.52)	%*
Net Annual Fund Operating Expenses	0.80	%*

†	These expenses are based upon estimated amounts for the Institutional Shares class for the current fiscal year.
*	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.80%. The waiver agreement may not be terminated before July 31, 2006. This Agreement will renew automatically for an additional 12 month period unless the Adviser terminates this Agreement by providing written notice to the Fund prior to the expiration of the current term. For more information see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Institutional Shares class would be:

1 Year	3 Years
$82	$367

25

Emerging Markets Fund

Investment Objective

The Emerging Markets Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries. For purposes of this test only, net assets includes borrowings for investment purposes. The Emerging Markets Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. Emerging market countries are those that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund’s investments on an on-going basis.

The Adviser selects investments for the Fund by applying a top-down and bottom-up investment approach designed to identify countries and companies that the Adviser expects to experience sustainable earnings growth or countries that present good investment opportunities. The Adviser will attempt to benefit from global or regional economic trends or promising technologies or products or sound management strategies whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in emerging markets, giving particular emphasis to each company’s scope of operations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific percentage of the Fund’s assets in a given country or industry. The Fund may invest up to 10% of its assets in high yield/lower quality debt securities, known as “junk bonds”.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that emerging market securities may underperform other segments of the equity market or the equity markets as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

High-yield, lower rated securities are subject to additional risks associated with investing in high-yield securities, including greater risk of default or price declines due to changes in the issuer’s creditworthiness.

The price of the Fund’s shares is expected to have a very high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before investing in the Fund.

Investor Profile

Investors seeking long-term capital appreciation through a diversified portfolio of securities, and who are willing to accept the risks and extreme price volatility of investing in emerging markets issuers.

26

Performance Information

The bar chart and the performance table on the right illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class† from year to year.

Best Quarter 59.10% 12/31/99	Worst Quarter (24.79)% 9/30/01

†	The chart shows returns for the Shares class of the Fund (which are not offered by this Prospectus) because the Institutional Shares have not had a full year of operations. All classes of the Fund will have substantially similar gross annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 1.84%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the MSCI Emerging Markets Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception
Emerging Markets Fund
Return Before Taxes	30.02%	6.29%	4.21%	*
Return After Taxes on Distributions	29.47%	6.16%	3.99%	*
Return After Taxes on Distributions and Sale of Fund Shares	20.20%	5.42%	3.53%	*
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)***	25.55%	4.34%	6.53%	**

*	Since January 2, 1998.
**	Since December 31, 1997.
***	MSCI Emerging Markets Index is a widely-accepted, unmanaged index designed to measure equity market performance of the global emerging markets, consisting of 26 global emerging market countries.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

27

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Institutional Shares class of the Fund.

Shareholder Fees

(paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if applicable)*	2.00%

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	1.25%
Other Expenses	0.39%	†
Total Annual Fund Operating Expenses	1.64%
Less Fee Waivers	(0.04)%	**
Net Annual Fund Operating Expenses	1.60%	**

†	These expenses are based upon estimated amounts for the Institutional Shares class for the current fiscal year.
*	This redemption fee is charged if you redeem or exchange your shares within 30 days of the date of purchase. See “How to Sell Your Fund Shares” for more information.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.60%. The waiver agreement may not be terminated before July 31, 2006. This Agreement will renew automatically for an additional 12 month period unless the Adviser terminates this Agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Institutional Shares class would be:

1 Year	3 Years
$163	$513

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More Information About Principal Risks and Strategies

Each Fund has its own investment goal, strategies and risks. United States Trust Company of New York and U.S. Trust Company, N.A. invest Fund assets in a way that they believe will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Management Risk

The Adviser continuously evaluates each Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. If the Adviser is incorrect in its assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Equity Risk

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in these securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

All investments in equity securities are subject to risk. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Owning an equity security can also subject a fund to the risk that the issuer may discontinue paying dividends.

Investments in common stocks are also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

The Funds will also be subject to risks particular to their investments in convertible securities. These securities may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible debt securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible debt securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stock on an issuer’s capital structure and are consequently of higher quality and generally entail less risk than the issuer’s common stock.

Small Cap Risk

Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. In addition, stocks of small capitalization companies are less liquid and more thinly traded. Therefore, small capitalization stocks may be more volatile than those of larger companies.

Mid Cap Risk

Medium capitalization companies may be more vulnerable to adverse business or economic events than larger companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

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Fixed Income Risk

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases. Duration approximates the price sensitivity of a security to changes in interest rates. In contrast to maturity which measures only time until final payment, duration combines consideration of yield, interest payments, final maturity and call features.

Call Risk

During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause the Fund’s average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Credit Risk

Fixed income investments are subject to the possibility that an issuer will be unable to make timely payments of either principal or interest. The Adviser performs credit analyses on all issuers of securities in which the Fund invests. Such analyses are based on information that is publicly available about issuers, and this information and/or the Adviser’s analyses may be incomplete or incorrect.

Extension Risk

An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund may also suffer from the inability to invest in higher yielding securities.

Event Risk

Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund’s multiple holdings.

Mortgage-Backed Securities Risk

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

U.S. Government Securities

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, the Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

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The U.S. Government securities that the Funds may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.
•	Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration (“FHA”).
•	Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.
•	Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

High-Yield, Lower Rated Securities Risk

High-Yield, lower rated securities are subject to additional risks associated with investing in high-yield securities, including:

•	Greater risk of default or price declines due to changes in the issuer’s creditworthiness. Junk bonds are subject to the risk that the issuer may not be able to pay interest on dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.
•	A thinner and less active market which may increase price volatility and limit the ability of the Fund to sell these securities at their carrying values.
•	Prices for high-yield, lower rated securities may be affected by investor perception of issuer credit quality and the outlook for economic growth, such that prices may move independently of interest rates and the overall bond market.

Technology Risk

Certain Funds may invest in securities of issuers engaged in the technology sector of the economy. These securities may underperform stocks of other issuers or the market as a whole. To the extent that the Funds invest in issuers conducting business in the technology market sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market sector. Competitive pressures may significantly impact the financial condition of technology companies. For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles, and many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufacturers, and may experience difficulties in managing growth. In addition, securities of technology companies may experience dramatic price movements that have little or no basis in fundamental economic conditions. As a result, a Fund’s investment in technology companies may subject it to more volatile price movements.

Foreign Security Risks

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments may not be subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for foreign custodial arrangements may be higher than expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Currency Risk

As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. Investments in foreign securities denominated in foreign currencies involve additional risks, including: (i) the Fund may incur substantial costs in connection with conversions be -

31

tween various currencies; (ii) only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets; and (iii) securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund’s investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Liquidity Risk

The Funds may not be able to pay redemption proceeds within the time period stated in this prospectus, because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed income securities or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events or adverse investor perceptions whether or not accurate.

Expropriation Risk

Foreign governments may expropriate the Funds’ investments either directly by restricting the Funds’ ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Funds’ investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Funds to pursue and collect a legal judgment against a foreign government.

Emerging Market Risk

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. The nature of investing in emerging market companies involves a greater level of risk than would be associated when investing in more established companies. These companies may have limited product lines, markets or financial resources and may lack management depth since they have not been tested by time or the marketplace. The securities of emerging market companies often have limited marketability and may be subject to more volatile market movements than securities of larger, more established growth companies or the market averages in general. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Frequent Trading

Except with respect to the Money Fund*, the Funds discourage and do not knowingly accommodate short-term or excessive trading (including by means of exchanges) (“frequent trading”) of their shares by shareholders and maintain procedures reasonably designed to detect and deter such frequent trading, which is sometimes referred to as market timing. Frequent trading may interfere with the efficient management of a Fund’s portfolio, as it may result in a Fund maintaining higher cash balances than it otherwise would or cause a Fund to sell portfolio securities at a time when it otherwise would not. Frequent trading may also result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a Fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a Fund.

In addition, to the extent a Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its net asset value per share (NAV), frequent trading by some shareholders may, in certain circumstances, dilute the value of Fund shares held by other shareholders. This may occur when an event that affects the value of the foreign security takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV. Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage). If this occurs, frequent traders who attempt this type of price arbitrage may dilute the value of a Fund’s shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities, if those prices have not been adjusted to reflect a change in the fair value of the foreign securities. In an effort to prevent price arbitrage, each Fund has procedures designed to adjust closing market prices of foreign securities before it calculates its NAV when it believes such

*	Money market funds such as the Money Fund are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because these funds are managed as cash management vehicles which accommodate frequent inflows and outflows of cash, including investments from shareholders who may use money funds as “sweep vehicles” for the temporary investment of cash. As a result, money market funds are managed to accommodate such cash flows, which generally eliminates the potential for disruptive trading.

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an event has occurred. Prices are adjusted to reflect what the Fund believes are the fair values of these foreign securities at the time the Fund determines its NAV (called fair value pricing). Fair value pricing, however, involves judgments that are inherently subjective and inexact, since it is not possible to always be sure when an event will affect a market price and to what extent. As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage.

In addition, to the extent a Fund invests in securities of issuers located in emerging markets, such securities may be less liquid or more thinly-traded than securities of issuers in more developed markets. Developments affecting issuers of thinly-traded or less liquid securities will not be reflected in their market price until the security again trades in the marketplace. Frequent traders may seek to exploit this delay by engaging in price arbitrage, in this case by buying or selling shares of a Fund prior to the time of the adjustment of the market price of securities in its portfolio. This may result in the dilution in the value of a Fund’s shares. The risk of price arbitrage also exists with thinly-traded securities of issuers located in the United States, such as high yield bonds and some small cap equity securities. A Fund will employ fair value pricing to these types of securities if it determines that the last quoted market price no longer represents the fair value of the security.

Each Fund has policies and procedures in place to identify and reject purchase orders and new accounts from persons whom the Fund has found to engage in frequent trading in contravention of the Fund’s policies. Generally, the Funds’ policies provide that any shareholder identified as having engaged in a pattern of purchase, sale and purchase or sale, purchase and sale, within a 45 day period in a Fund will be deemed to be frequent trading in the Fund and the Adviser will implement procedures to prevent future frequent trading by such shareholders. Under the Funds’ policies, exchanges from one Fund to another are deemed to be a sale with respect to the originating Fund and a purchase into the recipient Fund. The Funds currently do not treat the following types of purchases, redemptions and exchanges as prohibited frequent trading (collectively, “Transactions”): (i) Transactions solely in money market funds; (ii) Transactions resulting from bona fide investment decisions of a professional investment adviser or other institution with respect to eligible asset allocation programs; (iii) Transactions involving shares acquired through the reinvestment of dividends and capital gains; (iv) Transactions by an investor who has established an eligible automated purchase, exchange, rebalancing or redemption plan with the Funds; (v) Transactions resulting from the death or disability of a shareholder; (vi) Transactions involving shares transferred from another account in the same Fund or shares converted from another class of shares of the same Fund (provided, however, any applicable redemption fee period is carried over); and (vii) Transactions initiated by a Fund (e.g., for failure to meet applicable account minimums). Each Fund reserves the right to amend these categories and to determine whether a particular transaction qualifies for any such category, at its discretion.

To the extent disclosed in this prospectus, certain Funds impose redemption fees on redemptions (including exchanges) within 30 days of purchase. These Funds exempt from redemption fees (i) Transactions and (ii) shares maintained through employee pension benefit plans subject to the Employee Retirement Income Security Act that offer the Excelsior Funds as an investment vehicle. The market timing policies as described above continue to apply to such employee benefit plans. Each Fund retains the right, without prior notice to shareholders, to reject any purchase or exchange order, to amend exemptions to the redemption fee policy (with respect to those Funds that have a redemption fee), and to change or cancel the exchange privilege, in each case at each Fund’s discretion. The Funds’ right to reject an exchange order will not prevent a shareholder from redeeming his/her shares.

Shareholders seeking to engage in frequent trading may deploy a variety of strategies to avoid detection and despite the efforts of the Funds, there is no guarantee that the Funds’ procedures will in fact be able to identify all frequent trading or that such activity can be completely eliminated. The ability of the Funds and their agents to detect and curtail frequent trading practices is limited by operational systems and technological limitations. For example, a significant portion of the assets in the Funds are invested by financial intermediaries on behalf of their clients, often in omnibus accounts where individual shareholder investments are aggregated by the intermediary and a single account is opened with a Fund. Omnibus accounts are common among financial intermediaries and may be established for a variety of legitimate purposes, including promoting efficiency of account administration and the privacy of customer financial information. When a financial intermediary maintains an omnibus account with a Fund, the identity of the particular shareholders that make up the omnibus account is often not known to the Fund.

The Funds do not always know and cannot always reasonably detect frequent trading which may occur or be facilitated by financial intermediaries, particularly with

33

regard to trading by shareholders in omnibus accounts. There may exist multiple tiers of omnibus accounts within a financial intermediary, which may further compound the difficulty to a Fund and its agents of detecting frequent trading in omnibus accounts. In addition, some financial intermediaries, particularly with respect to group retirement plans, do not have the ability to apply the Funds’ frequent trading policies and procedures to the underlying shareholders investing in the Funds, either because they do not have the systems capability to monitor such trades or they do not have access to relevant information concerning the underlying accounts. In these cases, the Funds will not be able to determine whether frequent trading by the underlying shareholders is occurring. Accordingly, the ability of the Funds to monitor and detect frequent trading through omnibus accounts is extremely limited, and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in frequent trading through omnibus accounts or to curtail such trading. In seeking to identify and prevent frequent trading in omnibus accounts, the Funds will consider the information that is actually available at the time and attempt to identify suspicious trading patterns on the omnibus account level. If frequent trading in violation of a Fund’s policies is detected in omnibus accounts, the Fund, pursuant to contractual arrangements it maintains with the financial intermediary, will take steps with the assistance of those intermediaries to try to prevent the reoccurrence of such trading. Those steps may range from providing warning letters to shareholders or blocking such accounts from making future purchases or exchanges (but not redemptions) from the Funds.

Temporary Investments

The investments and strategies described in this prospectus are those that are used under normal conditions. During adverse economic, market or other conditions, a Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with the Fund’s objective, or remaining uninvested. A Fund may not achieve its goal when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

More Information About Fund Investments

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices that are not principal investments or strategies of each Fund. These investments and strategies are described in detail in the Funds’ SAIs

Disclosure of Portfolio Holdings

A schedule of the Funds’ top ten portfolio holdings, cur-rent as of the end of each calendar quarter, will be avail-able on the Funds’ website no earlier than 15 days after the end of each quarter. This information will be up- dated quarterly. The most recent schedule is available on the Funds’ website at http://www.excelsiorfunds.com or by calling toll free at (800) 446-1012. The Funds may termi-nate or modify this policy at any time without further notice to shareholders. A description of the Funds’ poli-cies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in their SAIs.

Investment Adviser

United States Trust Company of New York and U.S. Trust Company, N.A., (together, the “Adviser”) acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”). Charles R. Schwab is the founder, Chairman and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation’s largest financial services firms and the nation’s largest electronic brokerage firm, in each case measured by customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, “U.S. Trust”) is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration,

34

financial planning, corporate trust and agency banking, and personal and corporate banking. On June 30, 2005, U.S. Trust had approximately $104 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company, N.A. is headquartered in Greenwich, Connecticut.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program.

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information regarding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are utilized by these Funds, wealth managers of U.S. Trust and Schwab and its affiliates. It is U.S. Trust’s intention to distribute this information as simultaneously as possible to all recipients. However, where the investment adviser of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the securities subject to research.

The Board of Trustees of Excelsior Funds Trust and the Board of Directors of Excelsior Funds, Inc. supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 2005, the Adviser received advisory fees after waivers, as a percentage of average daily net assets, of:

Money Fund	0.03%
Value and Restructuring Fund	0.60%
Mid Cap Value and Restructuring Fund	0.58%
International Equity Fund	0.45%
Total Return Bond Fund	0.27%
Income Fund	0.26%
High Yield Fund	0.55%
Equity Core Fund	0.25%
Emerging Markets Fund	1.06%

The Adviser has contractually agreed to waive fees to keep the Funds’ net annual fund operating expenses from exceeding the percentages stated in the “Annual Fund Operating Expenses” section for each Fund. This waiver agreement may not be terminated before July 31, 2006. In addition, the agreement will renew automatically for an additional 12 month period unless the Adviser terminates the agreement by providing written notice to the Funds prior to the expiration of the current term.

Portfolio Managers

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds’ portfolios. The SAIs have more detailed information about the portfolio manag-ers’ compensation, other accounts managed by the port- folio managers, and the portfolio managers’ ownership of securities in the Fund.

David J. Williams, Timothy Evnin and John McDermott, CFA serve as the Value and Restructuring Fund’s portfolio co-managers. Mr. Williams is primarily responsible for the day-to-day management of the Fund’s portfolio. He has served as the Fund’s portfolio manager or co-manager since the Fund’s inception. Mr. Williams, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1987. A description of Mr. Evnin’s and Mr. McDermott’s business experiences is provided below.

Alexander D. Powers and Michael Zazzarino serve as portfolio co-managers for the Income and Total Return Bond Funds’ portfolios. Mr. Powers is primarily responsible for the day-to-day management of the Funds. Mr. Powers, a Managing Director, has served as portfolio manager or co-manager of the Income and Total Return Bond Funds since joining U.S. Trust in 1996. Mr. Zazzarino, a Managing Director, has been the Fund’s portfolio co-manager since joining U.S. Trust in March 2005. Prior to joining U.S. Trust, he was a Vice President and Portfolio Manager in the Core Fixed Income Group at Brown Brothers Harriman from December 1998 to February 2005.

Reiner Triltsch, David J. Linehan and Donald Elefson serve as the portfolio co-managers of the International Equity Fund. Mr. Triltsch is primarily responsible for the day-to-day management of the Fund. Mr. Triltsch is a Managing Director and has served as the co-manager of the International Equity Fund since he joined U.S. Trust in 2004 and has 17 years of experience managing international equity portfolios. Prior to joining U.S. Trust, he was chief investment officer and senior portfolio manager of Westam (USA) Ltd., from 2001 – 2004, and Managing Director, senior portfolio manager and co-founder of Gulfstream Global Investors, Ltd. from 1990 – 2001. Mr. Linehan is a Managing Director and has served as the portfolio manager or co-manager of the Interna -

35

tional Equity Fund and the Emerging Markets Fund since July 1998. Mr. Elefson is a Managing Director and has been a portfolio manager or co-manager of the Emerging Markets Fund since 1999. Mr. Elefson has served as portfolio co-manager of the International Equity Fund since 2004. He has been with U.S. Trust since 1998.

David J. Linehan and Donald Elefson serve as the portfolio co-managers for the Emerging Markets Fund. A description of their business experiences are provided above.

Timothy Evnin and John McDermott, CFA, serve as the Mid Cap Value and Restructuring Fund’s portfolio co-managers. Mr. Evnin and Mr. McDermott are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Evnin, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1987. Mr. McDermott, a Senior Vice President and Portfolio Manager, has been with U.S. Trust since 1996.

A.K. Rodgers Ratcliffe, CFA and Adam Moss serve as the High Yield Fund’s portfolio co-managers. Mr. Ratcliffe, a Senior Vice President and Senior Portfolio Manager, has been with U.S. Trust since 2000. Prior to joining U.S. Trust, Mr. Ratcliffe was the Senior Research Analyst for Northstar Investment Management from 1997 to 1999, where he was responsible for research for several high yield mutual funds. Mr. Moss, a Senior Vice President, portfolio manager and senior high yield analyst has been with U.S. Trust since 2001. Prior to joining U.S. Trust, Mr. Moss was an equity research associate for the Technology Group at Credit Suisse First Boston from 2000 to 2001. He also worked as a credit ratings analyst at Moody’s Investors Service for the High Yield Telecommunications group from 1997 to 2000.

Richard Bayles serves as the portfolio manager for the Equity Core Fund. Mr. Bayles, has been with U.S. Trust since 1990 as a Managing Director and Senior Portfolio Manager.

Research analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Legal Proceedings

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September, 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have cooperated with respect to these Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have focused on circumstances in which a small number of parties were permitted to engage in short-term trading of certain Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading in the Companies.

Five class actions filed against the Companies and two derivative actions purportedly brought on behalf of each of the Companies and each of the funds have been transferred to the United District Court for the District of Maryland for coordinated or consolidated pre-trial proceedings in a matter styled In Re Mutual Funds Investment Litigation, MDL Docket No. 1586. Lead plaintiffs were appointed and additional defendants were added (generally consisting of current and former directors and officers of the Companies) The five class actions were then consolidated and a single amended complaint was filed on or about September 29, 2004. Plaintiffs in the consolidated class action are seeking unspecified monetary damages from claimed injuries arising from allegedly illegal and improper mutual fund trading practices, as well as disgorgement of investment advisory fees, rescission and restitution of unspecified funds. The two derivative actions were also consolidated into a new amended complaint, also filed on or about September 29, 2004. Plaintiffs in the consolidated derivative action are seeking, on behalf of the Companies, unspecified monetary damages for similar claimed injuries, as well as removal of Excelsior Fund directors, removal of U.S. Trust as advisor to the Excelsior Funds, rescission of its investment advisory contracts and disgorgement of management fees and compensation relating to the Excelsior Funds.

The defendants in the consolidated actions have moved to dismiss such actions. The defendants will not be required to answer the complaints until such motions have been decided, and discovery in the actions is currently stayed.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending private lawsuits and Investigations will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely

36

to materially affect the Adviser’s ability to provide investment management services to the Companies.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Institutional Shares of the Funds.

Institutional Shares

•	No sales charge
•	No 12b-1 fees
•	No minimum initial or subsequent investment

Institutional Shares are generally offered only to qualified institutional investors. Qualified institutional investors include, but are not limited to, qualified and non- qualified employee benefit plans (including but not limited to Defined Benefit Plans, Defined Contribution, Money Purchase, 401(k) Plans), Foundations and Endowments, and corporate capital and cash management accounts and to certain investment advisory clients of the Adviser who are part of an employer-sponsored program intended to facilitate investment for officers, employees and other associated persons. The Adviser reserves the right to determine which potential investors qualify for investment in this class of the Funds. For information on how to open an account and set up procedures for placing transactions call (800) 881-9358 (from overseas, call (617) 483-7297). Customers of financial institutions should contact their institutions for information on their accounts.

How to Purchase Fund Shares

You may purchase shares directly by:

•	Mail
•	Wire
•	Telephone
•	Automated Clearinghouse (ACH), or
•	Automatic Investment Program

To purchase shares directly from us, please call (800) 881-9358 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to “Excelsior Funds” and include the name of the appropriate Fund(s) on the check. The Fund’s transfer agent cannot accept third-party checks, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

State Street Bank & Trust

ABA#011000028

DDA#99055352

Specify Excelsior Fund Name

Fund Account Number

Account Registration

Investors making initial investments by wire must promptly complete the application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities. Excelsior Funds has adopted such policies and procedures, including procedures to verify the identity of customers opening new accounts. Until such verification is made, Excelsior Funds may temporarily limit additional share purchases. Excelsior Funds also may limit additional share purchases or close an account if it is unable to verify a customer’s identity. In addition, Excelsior Funds and their agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where a Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by a Fund or its agents that there is a dispute between the registered or beneficial account owners.

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General Information

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a “Business Day”). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund’s transfer agent receives your purchase request in good order. We consider requests to be in “good order” when all required documents (including the accompanying payment as described above) are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time) (the “Evaluation Time”). So, for you to receive the current Business Day’s NAV, the Fund’s transfer agent must receive your purchase request in good order before the Evaluation Time. For the Money Fund, in order to be eligible to receive dividends declared on the day you submit your purchase request, the Fund’s transfer agent must receive your request in good order before 3:00 p.m. Eastern time and for federal funds (readily available funds) before the regularly scheduled close of normal trading on the NYSE.

How We Calculate NAV

NAV of each class of the Funds is the value of the assets attributable to the class less liabilities attributable to the class divided by the number of outstanding shares of the class.

The Funds generally value short-term fixed income and money market securities with remaining maturities of 60 days or less at amortized cost. Securities for which market quotations are readily available are valued at their current market value, as determined by such quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies and procedures established by the Boards of Directors/Trustees. In accordance with these policies and procedures, the Boards of Directors/Trustees have delegated to the Adviser the responsibility to oversee the implementation of these policies and procedures. The Adviser has established a Pricing Committee to fulfill this function. The Pricing Committee, in accordance with the Funds’ pricing policies and procedures, is responsible for making fair value determinations. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day. For securities traded principally on foreign exchanges, a Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of the Fund’s NAV, which the Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the Evaluation Time. Fair value pricing may also be used to value restricted securities (which may include junk bonds) held by a Fund or to value securities where the Fund has determined, because of the lack of recent meaningful trading activity for the security, that the most recent market quotation no longer represents the securities current market value. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Some Funds may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these securities may change on days when you cannot purchase or sell Fund shares.

How to Sell Your Fund Shares

You may sell (redeem) shares directly by:

•	Mail
•	Telephone, or
•	Automated Clearinghouse (ACH)

38

Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 881-9358 (from overseas, call (617) 483-7297). Shares will not be redeemed by the Funds’ transfer agent unless all required documents have been received by the Funds’ transfer agent.

You may sell your shares by sending a written request for redemption to:

Excelsior Funds

c/o Boston Financial Data Services, Inc.

P.O. Box 8529

Boston, MA 02266-8529

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

To sell your shares by telephone, you must own your shares directly and have previously established telephone redemption privileges for your account. You can establish telephone redemption privileges by so indicating on the account application or by contacting the Funds’ transfer agent. Once your account is set up for telephone redemptions, you may sell your shares on any Business Day by calling the Funds’ transfer agent at (800) 881-9358 (from overseas call (617) 483-7297).

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, you must notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

For the Money Fund, if you previously established checking privileges on your account, you may sell your shares by writing a check for at least $500 drawn on your account. Checks are available free of charge, and may be obtained by calling (800) 881-9358 (from overseas, call (617) 483-7297). You cannot use a check to close your account.

The sale price of each share will be the next NAV determined after the Fund’s transfer agent receives your request in good order.

A redemption fee of 2.00% of the value of the shares redeemed or exchanged will be imposed on shares of the International Equity Fund and Emerging Markets Fund redeemed or exchanged within 30 days of the date of purchase. The redemption fee is intended to limit short- term trading in the Funds or, to the extent that short- term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the appropriate Fund. Each Fund reserves the right, at its discretion, to waive, modify or terminate the redemption fee. The Fund exempts from redemption fees (i) Transactions (as defined under “More Information About Principal Risks and Strategies”) and (ii) shares maintained through employee pension benefit plans subject to the Employee Retirement Income Security Act that offer the Funds as an investment vehicle. Redemption fees will be applied on a “first-in, first-out” (“FIFO”) basis.

Receiving Your Money

Normally, we will send your sale proceeds the Business Day after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, or if the SEC declares an emergency. More information about this is in the Funds’ SAIs.

How to Exchange Your Shares

You may exchange your Institutional Shares on any Business Day for Institutional Shares of any portfolio of Excelsior Funds Trust or Excelsior Funds, Inc. In order to protect other shareholders, your exchanges may be lim -

39

ited if it is in the best interests of a Fund or its shareholders. This limitation is not intended to limit a shareholder’s right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days’ notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order. An exchange of shares for shares in another fund is a taxable event.

There is a 2.00% redemption fee on shares of the International Equity Fund and the Emerging Markets Fund exchanged within 30 days of purchase. See “How to Sell Your Fund Shares” above for more information.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not liable for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine, provided that the Funds follow their telephone transaction procedures. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Funds shares. Some of these organizations may charge a fee for these transactions. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Shareholder and Administrative Services

The Funds are permitted to pay a fee of up to 0.25% (0.15% with respect to the Money Fund) of the average daily net assets of a Fund to certain organizations for providing shareholder and administrative services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests, providing periodic account statements and other administrative services.

Distribution of Fund Shares

To the extent allowable under NASD rules, the Funds’ distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of any rule 12b-1 distribution fees that may be paid by the Funds and available for such expenditure from time to time. The Institutional Shares currently do not pay any such rule 12b-1 fees. Subject to NASD rules and regulation, compensation may include promotional and other merchandise, and sponsorship or funding of sales and training programs and other special events. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a training or educational nature.

The Adviser or an affiliate may, from time to time, out of its own financial resources, make cash payments to some but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of the Funds and/or to promote retention of their customers’ assets in the Funds. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds or to shareholders in the Funds, including (without limitation) shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount. The Adviser negotiates the level of payments described above to any particular broker, dealer or intermediary with each firm.

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Dividends and Distributions

Each Fund distributes its income as follows:

Money Fund	Declared Daily and Paid Monthly
Value and Restructuring Fund	Declared and Paid Quarterly
Mid Cap Value and Restructuring Fund	Declared and Paid Quarterly
International Equity Fund	Declared and Paid Semi-annually
Total Return Bond Fund	Declared Daily and Paid Monthly
Income Fund	Declared Daily and Paid Monthly
High Yield Fund	Declared Daily and Paid Monthly
Equity Core Fund	Declared and Paid Quarterly
Emerging Markets Fund	Declared and Paid Semi-annually

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice. Dividends and distributions received in cash or additional shares are both taxable.

Taxes

Each Fund contemplates distributing substantially all of its taxable income including its net capital gain (the excess of long-term capital gain over short-term capital loss), if any. Distributions you receive from a Fund will generally be taxable regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other fund distributions will generally be taxable as dividend or ordinary income depending on the source of the income earned by the Fund and the satisfaction of certain holding periods.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Your initial tax basis will be the amount you pay for your shares plus commissions. To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

It is expected that the Funds will be subject to foreign withholding taxes with respect to dividends or interest, if any, received from sources in foreign countries. In the case of the International Equity Fund and the Emerging Markets Fund, since they are expected to hold predominantly securities of foreign companies, they should qualify for and may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

Distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless debt financed.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

More information about taxes is in the Funds’ SAIs.

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Financial Highlights

The tables that follow present performance information about the Institutional Shares class of each Fund (except performance information is not presented for the Equity Core Fund and Emerging Markets Fund because the Institutional Shares have no operating history). This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information for the years ended March 31, 2001, 2002, and 2003, has been audited by Ernst & Young LLP (“E&Y”), the Funds’ independent registered public accounting firm during those periods. The information for the years ended March 31, 2004 and 2005 has been audited by Deloitte & Touche LLP (“D&T”). E&Y’s reports and D&T’s reports, along with each Fund’s financial statements, are incorporated by reference into the Funds’ SAIs. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 881-9358 (from overseas, call (617) 483-7297).

MONEY FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations
Net Investment Income	0.02 [1]	0.01	0.01	0.03	0.06
Net Realized Gain (Loss) on Investments	(0.01)[1]	—	— [2]	— [2]	—

Total From Investment Operations	0.01	0.01	0.01	0.03	0.06

Less Distributions
Dividends From Net Investment Income	(0.01)	(0.01)	(0.01)	(0.03)	(0.06)

Total Distributions	(0.01)	(0.01)	(0.01)	(0.03)	(0.06)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.55%	0.87%	1.41%	2.98%	6.19%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$625.29	$470.19	$548.13	$309.83	$282.66
Ratio of Net Operating Expenses to Average Net Assets	0.21%	0.25%	0.24%	0.25%	0.25%
Ratio of Gross Operating Expenses to Average Net Assets[3]	0.46%	0.53%	0.49%	0.54%	0.49%
Ratio of Net Investment Income to Average Net Assets	1.52%	0.86%	1.41%	2.83%	6.09%

Notes:

1.	For comparative purposes per share amounts are based on average shares outstanding.
2.	Amount represents less than $0.01 per share.
3.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

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VALUE AND RESTRUCTURING FUND

	Year Ended March 31,				Period Ended March 31, 2003(1)
	2005		2004
Net Asset Value, Beginning of Year	$37.56		$23.65		$22.92

Income From Investment Operations
Net Investment Income	0.42	[2]	0.32	[2]	0.22
Net Gains on Investments (both realized and unrealized)	3.84	[2]	13.89	[2]	0.59

Total From Investment Operations	4.26		14.21		0.81

Less Distributions
Dividends From Net Investment Income	(0.42)		(0.30)		(0.08)

Total Distributions	(0.42)		(0.30)		(0.08)

Net Asset Value, End of Year	$41.40		$37.56		$23.65

Total Return	11.44%		60.46%		3.54%	[3]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$161.02		$38.24		$0.00	[4]
Ratio of Net Operating Expenses to Average Net Assets	0.83%		0.74%		0.00%	[5,6]
Ratio of Gross Operating Expenses to Average Net Assets[7]	0.84%		0.89%		0.00%	[5,6]
Ratio of Net Investment Income to Average Net Assets	1.05%		1.00%		1.90%	[5]
Portfolio Turnover Rate	8%		4%		16%

Notes:

1.	Commenced operations on September 30, 2002.
2.	For comparative purposes per share amounts are based on average shares outstanding.
3.	Not annualized.
4.	Amount represents less than $1,000.
5.	Annualized.
6.	The information presented reflects the impact of the low level of assets at the beginning of the period and throughout the period ended March 31, 2003. Percentage amounts to less than 0.005%.
7.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

43

MID CAP VALUE AND RESTRUCTURING FUND

	Year Ended March 31,
	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Year	$15.78		$10.25		$13.28		$11.97		$21.32

Investment Operations
Net investment income	0.25	[1]	0.07	[1]	0.05	[1]	0.04	[1]	0.40
Net realized and unrealized gain (loss)	1.04	[1]	5.51	[1]	(3.04)	[1]	1.67	[1]	(1.27)

Total from Investment Operations	1.29		5.58		(2.99)		1.71		(0.87)

Distributions
From net investment income	(0.26)		(0.05)		(0.04)		(0.04)		(0.40)
From net realized gains	—		—		—		(0.36)		(8.08)

Total Distributions	(0.26)		(0.05)		(0.04)		(0.40)		(8.48)

Net Asset Value, End of Year	$16.81		$15.78		$10.25		$13.28		$11.97

Total Return	8.18%		54.60%		(22.58)%		14.53%		(1.99)%
Ratios/Supplemental Data
Ratios to Average Net Assets
Net Assets, End of Period (in millions)	$81.57		$100.73		$45.02		$53.90		$40.99
Ratio of Net Operating Expenses to Average Net Assets	0.89%		0.74%		0.76%		0.80%		0.80%
Ratio of Gross Operating Expenses to Average Net Assets[2]	0.99%		0.98%		0.91%		0.95%		0.96%
Ratio of Net Investment Income to Average Net Assets	1.59%		0.49%		0.44%		0.33%		2.27%
Portfolio Turnover Rate	28%		13%		28%		24%		95%

Notes:

1.	For comparative purposes per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrator.

44

INTERNATIONAL EQUITY FUND

	Year Ended March 31,
	2005		2004	2003	2002	2001
Net Asset Value, Beginning of Year	$6.69		$4.09	$5.85	$6.93	$13.78

Investment Operations
Net investment income	0.08	[1]	0.08	0.07	0.04	0.02
Net realized and unrealized gain (loss)	1.04	[1]	2.59	(1.77)	(0.86)	(4.39)

Total from Investment Operations	1.12		2.67	(1.70)	(0.82)	(4.37)

Distributions
From net investment income	(0.01)		(0.07)	(0.06)	(0.06)	(0.02)
From net realized gains	—		—	—	(0.20)	(2.46)

Total Distributions	(0.01)		(0.07)	(0.06)	(0.26)	(2.48)

Net Asset Value, End of Year	$7.80		$6.69	$4.09	$5.85	$6.93

Total Return	16.98%		65.55%	(29.26)%	(12.16)%	(36.32)%
Ratios/Supplemental Data
Ratios to Average Net Assets
Net Assets; End of Period (in millions)	$43.44		$35.60	$29.02	$52.41	$74.24
Ratio of Net Operating Expenses to Average Net Assets	0.90%		0.90%	0.87%	0.90%	0.90%
Ratio of Gross Operating Expenses to Average Net Assets[2]	1.48%		1.44%	1.29%	1.38%	1.41%
Ratio of Net Investment Income to Average Net Assets	1.18%		1.32%	1.07%	0.75%	0.20%
Portfolio Turnover Rate	59%		59%	71%	52%	52%

Notes:

1.	For comparative purposes per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrator.

TOTAL RETURN BOND FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$7.66	$7.78	$7.37	$7.46	$7.01

Investment Operations
Net investment income	0.33 [1]	0.34	0.40	0.43	0.44
Net realized and unrealized gain (loss)	(0.27)[1]	0.08	0.48	(0.09)	0.45

Total from Investment Operations	0.06	0.42	0.88	0.34	0.89

Distributions
From net investment income	(0.33)	(0.34)	(0.40)	(0.43)	(0.44)
From net realized gains	(0.10)	(0.20)	(0.07)	—	—

Total Distributions	(0.43)	(0.54)	(0.47)	(0.43)	(0.44)

Net Asset Value, End of Year	$7.29	$7.66	$7.78	$7.37	$7.46

Total Return	0.75%	5.61%	12.27%	4.65%	13.19%
Ratios/Supplemental Data
Ratios to Average Net Assets
Net Assets; End of Period (in millions)	$149.08	$160.69	$271.54	$285.55	$304.88
Ratio of Net Operating Expenses to Average Net Assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Gross Operating Expenses to Average Net Assets[2]	0.91%	0.89%	0.82%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	4.42%	4.32%	5.15%	5.70%	6.27%
Portfolio Turnover Rate	48%	43%	106%	113%	110%

Notes:

1.	For comparative purposes per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrator.

45

INCOME FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$7.21	$7.21	$6.93	$7.01	$6.66

Investment Operations
Net investment income	0.29 [1]	0.34	0.39	0.40	0.43
Net realized and unrealized gain (loss)	(0.20)[1]	0.07	0.31	(0.04)	0.35

Total from Investment Operations	0.09	0.41	0.70	0.36	0.78

Distributions
From net investment income	(0.32)	(0.34)	(0.39)	(0.40)	(0.43)
From net realized gains	(0.02)	(0.07)	(0.03)	(0.04)	—

Total Distributions	(0.34)	(0.41)	(0.42)	(0.44)	(0.43)

Net Asset Value, End of Year	$6.96	$7.21	$7.21	$6.93	$7.01

Total Return	1.24%	5.81%	10.36%	5.18%	12.18%
Ratios/Supplemental Data
Ratios to Average Net Assets
Net Assets; End of Period (in millions)	$104.31	$116.04	$105.22	$111.31	$107.19
Ratio of Net Operating Expenses to Average Net Assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Gross Operating Expenses to Average Net Assets[2]	0.92%	0.89%	0.81%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	4.13%	4.47%	5.38%	5.54%	6.49%
Portfolio Turnover Rate	40%	57%	59%	88%	119%

Notes:

1.	For comparative purposes per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrator.

HIGH YIELD FUND

	Year Ended March 31,					Period Ended March 31, 2001(1)
	2005	2004		2003	2002
Net Asset Value, Beginning of Period	$4.71	$3.99		$6.20	$7.26	$7.00

Investment Operations
Net investment income	0.32 [2]	0.35	[2]	0.93 [2]	1.09	0.28
Net realized and unrealized gain (loss) on investments	(0.06)[2]	0.72	[2]	(1.58)[2]	(1.01)	0.26

Total from Investment Operations	0.26	1.07		(0.65)	0.08	0.54

Distributions
From net investment income	(0.31)	(0.35)[3]		(1.56)[4]	(1.10)	(0.28)
From net realized gains	—	—		—	(0.04)	—

Total Distributions	(0.31)	(0.35)		(1.56)	(1.14)	(0.28)

Net Asset Value, End of Period	$4.66	$4.71		$3.99	$6.20	$7.26

Total Return	5.80%	27.76%		(10.30)%	1.53%	7.88%	[5]
Ratios/Supplemental Data
Ratios to Average Net Assets
Net Assets; End of Period (in millions)	$13.31	$22.64		$37.25	$48.24	$17.86
Ratio of Net Operating Expenses to Average Net Assets	0.80%	0.80%		0.83%	0.78%	0.80%	[6]
Ratio of Gross Operating Expenses to Average Net Assets[7]	1.07%	1.11%		1.10%	1.10%	1.22%	[6]
Ratio of Net Investment Income to Average Net Assets	6.71%	7.91%		19.14%	17.81%	9.63%	[6]
Portfolio Turnover Rate	70%	170%		153%	311%	169%

Notes:

1.	Commenced operations on October 31, 2000.
2.	For comparative purposes per share amounts are based on average shares outstanding.
3.	Includes a tax return of capital of $(0.08).
4.	Includes a tax return of capital of $(0.51).
5.	Not annualized.
6.	Annualized.
7.	Expense ratios before waiver of fees and reimbursement of expenses, if any, by the investment adviser and administrator.

46

EQUITY CORE FUND

	Period Ended March 31, 2005[1]
Net Asset Value, Beginning of Year	$10.84

Investment Operations
Net investment income	0.02	[2]
Net realized and unrealized gain (loss)	0.12	[2]

Total from Investment Operations	0.14

Distributions
From net investment income	—
From net realized gains	—

Total Distributions	—

Net Asset Value, End of Year	$10.98

Total Return	2.14%	[3]
Ratios/Supplemental Data
Ratios to Average Net Assets
Net Assets; End of Period (in millions)	$53.83
Ratio of Net Operating Expenses to Average Net Assets	0.80%	[4]
Ratio of Gross Operating Expenses to Average Net Assets[5]	1.21%	[4]
Ratio of Net Investment Income to Average Net Assets	0.87%	[4]
Portfolio Turnover Rate	13%

Notes:

1.	Commenced operations on January 31, 2005.
2.	For comparative purposes per share amounts are based on average shares outstanding.
3.	Not annualized.
4.	Annualized.
5.	Expense ratios before waiver of fees and reimbursement of expenses, if any, by the investment adviser and administrator.

47

Excelsior Funds, Inc.

Excelsior Funds Trust

Investment Adviser

United States Trust Company of New York

114 W. 47th Street

New York, New York 10036

U.S. Trust Company, N.A.

225 High Ridge Road

Stamford, Connecticut 06905

Distributor

BISYS Fund Services Limited Partnership

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

More information about each Fund is available without charge through the following:

Statements of Additional Information (SAIs)

The SAIs dated July 29, 2005, include detailed information about Excelsior Funds, Inc. and Excelsior Funds Trust. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports

These reports contain additional information about the Funds’ investments. The Annual Report also lists each Fund’s holdings and discusses the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

You may obtain an SAI or Annual or Semi-Annual Report free of charge by telephone, by mail, or on the Funds’ website, as follows:

By Telephone:  Call (800) 881-9358 (from overseas, call (617) 483-7297)

By Mail:  Excelsior Funds, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184)

By Internet:  http://www.excelsiorfunds.com

From the SEC:  You can also obtain the SAIs or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc. and Excelsior Funds Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Excelsior Funds, Inc.’s and Excelsior Funds Trust’s Investment Company Act registration numbers are 811-4088 and 811-8490, respectively.

PRO-INST-0705-44682

Excelsior Fixed Income Funds

July 29, 2005

Excelsior Funds, Inc.

Excelsior Funds Trust

Excelsior Tax-Exempt Funds, Inc.

CORE BOND FUND

INTERMEDIATE-TERM BOND FUND

SHORT-TERM GOVERNMENT SECURITIES FUND

HIGH YIELD FUND

LONG-TERM TAX-EXEMPT FUND

INTERMEDIATE-TERM TAX-EXEMPT FUND

SHORT-TERM TAX-EXEMPT SECURITIES FUND

NEW YORK

INTERMEDIATE-TERM TAX-EXEMPT FUND

CALIFORNIA SHORT-INTERMEDIATE TERM

TAX-EXEMPT INCOME FUND

Investment Adviser

United States Trust Company of New York

U.S. Trust Company, N.A.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. are mutual funds that offer shares in separate investment portfolios that have individual investment goals, strategies and risks. This prospectus gives you important information about the Shares class of the Core Bond (formerly, the Managed Income Fund), Intermediate-Term Bond (formerly, the Intermediate-Term Managed Income Fund) and Short-Term Government Securities Funds of Excelsior Funds, Inc., the High Yield Fund of Excelsior Funds Trust and the Long-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Short-Term Tax-Exempt Securities, New York Intermediate-Term Tax-Exempt and California Short-Intermediate Term Tax-Exempt Income (formerly, the California Tax-Exempt Income Fund) Funds of Excelsior Tax-Exempt Funds, Inc. (each, a “Fund”) that you should know before investing. In addition to the Shares class, which is offered by this prospectus, the High Yield Fund offers one other class of shares: Institutional Shares, and the Core Bond Fund offers one other class of shares: Retirement Shares, each of which are offered in separate prospectuses. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. You will find Specific information in this prospectus about each of the Funds plus general information on the Funds. You may find additional information in each Fund’s Statement of Additional Information (each, an SAI), which are incorporated by reference into this prospectus. Please read this prospectus carefully before you invest or send money. For more detailed information about each Fund, please see:

Introduction

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

United States Trust Company of New York and U.S. Trust Company, N.A, serve as investment advisers to the Funds (together, the “Adviser”).

All the Funds in this prospectus invest in “fixed income securities,” which include bonds and other debt securities.

Following is a summary of the principal investment policies, strategies and risks of each of the Funds. Further information about risks associated with investing in the Funds can be found in “More Information About Principal Risks and Strategies” in this prospectus and in the SAIs.

The investment objective of each Fund is fundamental and may not be changed without the approval of the shareholders. Except as expressly noted otherwise in the prospectus, each Fund’s investment policies and strategies may be changed without shareholder approval. There can be no assurance that any Fund will be able to achieve its investment objective.

Limitations and restrictions on the level of investment in securities that are discussed in this prospectus and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values that cause a percentage limitation to be exceeded will not necessarily require that securities be sold.

A Fund Share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

3

Core Bond Fund

Investment Objective

The Core Bond Fund seeks high current income consistent with what is believed to be prudent risk of capital.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other fixed income securities. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund invests primarily (at least 65% of its assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and U.S. corporate issuers, including mortgage-backed securities, rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest up to 20% of its assets in preferred stock, up to 25% of its assets in dollar-denominated fixed income securities of foreign issuers or foreign governments or U.S. companies located outside the United States and/or may place up to 25% of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called “high yield” or “junk bonds.”

There is no limit on the Fund’s dollar-weighted average portfolio maturity or on the maximum maturity of a particular security. The Adviser manages the Fund’s average portfolio maturity in light of current market and economic conditions to provide a competitive current yield and reasonable principal volatility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates, the yield curve, and the difference in yield and valuation among sectors of the fixed-income market place. Until July 29, 2005, the Fund was named the Managed Income Fund.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund also may be subject to risks particular to its investments in foreign fixed income securities. Risks associated with investing in foreign securities may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk.

Junk bonds are considered speculative, involve greater risks of default or down-grade and are more volatile than investment grade securities.

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

In pursuit of its principal investment strategy, the Fund, on occasion, may experience a portfolio turnover rate in excess of 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to the Fund, the Fund’s distributions of taxable income may increase.

The price of the Fund’s shares is expected to have a medium level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking current income through a diversified portfolio of fixed income securities, and who are willing to accept the risks of investing in fixed income securities of varying maturities.

4

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 8.09% 6/30/95	Worst Quarter (3.68)% 3/31/96

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 2.60%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Lehman Brothers Aggregate Bond Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Core Bond Fund
Return Before Taxes	4.71%	7.62%	7.52%
Return After Taxes on Distributions	3.12%	5.49%	5.16%
Return After Taxes on Distributions and Sale of Fund Shares	3.12%	5.25%	5.01%
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	4.34%	7.71%	7.72%

*	The Lehman Brothers Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.75%
Other Expenses	0.51%	*
Total Annual Fund Operating Expenses	1.26%
Less Fee Waivers	(0.36)%	**
Net Annual Fund Operating Expenses	0.90%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.52%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.90%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$92	$364	$657	$1,491

5

Intermediate-Term Bond Fund

Investment Objective

The Intermediate-Term Bond Fund seeks as high a level of current interest income as is consistent with relative stability of principal.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other fixed income securities. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The Fund invests primarily (at least 65% of its assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and U.S. corporate issuers, including mortgage-backed securities, rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest up to 20% of its assets in preferred stock, up to 25% of its assets in dollar-denominated fixed income securities of foreign issuers or foreign governments or U.S. companies located outside the United States and/or may place up to 10% of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called “high yield” or “junk” bonds.

The Fund maintains a dollar-weighted portfolio average life of 3 to 6 years. The Adviser manages the Fund’s portfolio average life in light of current market and economic conditions to provide a competitive current yield with reasonable risk of price volatility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates, the yield curve and the difference in yield and valuation among sectors of the fixed-income market place. The fixed income securities held by the Fund also may have the potential for moderate price appreciation. There is no limit on the maximum maturity for a particular security. Please see “More Information About Principal Risks and Strategies” for more information about portfolio average life. Until July 29, 2005, the Fund was named the Intermediate-Term Managed Income Fund.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund also may be subject to risks particular to its investments in foreign fixed income securities. Risks associated with investing in foreign securities may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk.

Junk bonds are considered speculative, involve greater risks of default or down-grade and are more volatile than investment grade securities.

The Fund is also subject to the risk that intermediate-term fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

The price of the Fund’s shares is expected to have a medium level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking current income through a diversified portfolio of fixed income securities, and who are willing to accept the risks of investing in fixed income securities.

6

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter	Worst Quarter
6.78%	(2.26)%
6/30/95	3/31/96

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 1.75%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004 to those of the Lehman Brothers Intermediate Govt/Credit Bond Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Intermediate-Term Bond Fund
Return Before Taxes	3.35%	7.09%	7.08%
Return After Taxes on Distributions	2.05%	4.98%	4.76%
Return After Taxes on Distributions and Sale of Fund Shares	2.20%	4.79%	4.64%
Lehman Brothers Intermediate Govt/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)*	3.04%	7.21%	7.16%

*	The Lehman Brothers Intermediate Govt/Credit Bond Index is an unmanaged total return performance benchmark composed of U.S. government agencies and U.S. Treasury securities and investment grade corporate debt, selected as representative of the market with maturities of one to ten years.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

7

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.35%
Other Expenses	0.45%	*

Total Annual Fund Operating Expenses	0.80%
Less Fee Waivers	(0.05)%	**

Net Annual Fund Operating Expenses	0.75%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.46%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.75%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your invest- ment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years

$77	$250	$439	$985
8

Short-Term Government Securities Fund

Investment Objective

The Short-Term Government Securities Fund seeks a high level of current income consistent with stability of principal.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. Interest payments on these securities generally will be exempt from state and local personal taxes in most states.

The Fund generally maintains a dollar-weighted portfolio average life of 1 to 3 years. The Adviser manages the Fund’s portfolio average life in light of current market and economic conditions to provide a competitive current yield with relative stability of principal. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve. There is no limit on the maximum maturity for a particular security. Please see “More Information About Principal Risks and Strategies” for more information about portfolio average life.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund is also subject to the risk that short-term government securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

In pursuit of its principal investment strategy, the Fund, on occasion, may experience a portfolio turnover rate in excess of 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to the Fund, the Fund’s distributions of taxable income may increase.

The price of the Fund’s shares is expected to have a low level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking to preserve capital through a diversified portfolio of fixed income securities and earn current income, and who are willing to accept the risks of investing in fixed income securities.

9

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 3.35% 6/30/95	Worst Quarter (1.09)% 6/30/04

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 0.96%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004 to those of the Lehman Brothers 1-3 Year Government Bond Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Short-Term Government Securities Fund
Return Before Taxes	1.41%	4.93%	5.33%
Return After Taxes on Distributions	0.37%	3.25%	3.40%
Return After Taxes on Distributions and Sale of Fund Shares	0.91%	3.18%	3.35%
Lehman Brothers 1-3 Year Government Bond Index (reflects no deductions for fees, expenses, or taxes)*	1.07%	5.11%	5.79%

*	The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged total return performance benchmark composed of U.S. government agencies and U.S. Treasury securities with maturities of one to three years.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

10

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.30%
Other Expenses	0.48%	*

Total Annual Fund Operating Expenses	0.78%
Less Fee Waivers	(0.03)%	**

Net Annual Fund Operating Expenses	0.75%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.49%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.75%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$77	$246	$430	$963

11

High Yield Fund

Investment Objective

The High Yield Fund seeks a high level of current income as its primary objective, and may also consider the potential for capital appreciation as a secondary objective, when consistent with its primary objective.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in high yield, fixed income securities that are rated in the lower rating categories of a nationally recognized rating agency (e.g., Ba or lower by Moody’s Corporation (Moody’s) or BB or lower by Standard & Poor’s, a division of the McGraw Hill Companies (S&P)), or unrated securities that the Adviser believes are of comparable quality. For purposes of this test only, net assets includes borrowings for investment purposes. Securities rated below Baa3 by Moody’s or below BBB by S&P are commonly known as “junk bonds.” The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The Fund may invest in all types of fixed-income securities, including:

•	Senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper)
•	Convertible and non-convertible corporate debt obligations
•	Custodial receipts
•	Municipal securities and obligations of the U.S. government, its agencies and instrumentalities
•	Preferred stock
•	Mortgage and other asset-backed securities

Although the Fund invests primarily in the debt obligations of domestic issuers, it may invest up to 25% of its assets in obligations of foreign issuers (including emerging countries), including obligations of foreign corporations, banks and governments.

The Fund does not have any portfolio maturity limitation and may invest its assets from time to time primarily in instruments with short, medium and long maturities. The Fund may also purchase the securities of issuers that are in default and/or subject to insolvency and/or bankruptcy proceedings.

In selecting securities for the Fund’s portfolio, the Adviser performs its own independent investment analysis of each issuer to determine its creditworthiness. In doing so, the Adviser considers a number of factors, including the issuer’s financial and managerial strength and its sensitivity to economic and market conditions as well as other factors.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s credit risk. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

12

In pursuit of its principal strategy, the Fund, on occasion, may experience a portfolio turnover rate in excess of 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to the Fund, the Fund’s distributions of taxable income may increase.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

The Fund also may be subject to risks particular to its investment in foreign fixed income securities. Risks associated with investing in foreign securities may include legal and regulatory risk, currency risk, liquidity risk, expropriation risk and emerging markets risk.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking a high level of current income through a diversified portfolio of fixed income securities, and who are willing to bear risks of investing in non-investment grade fixed-income securities.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter	Worst Quarter
14.26%	(11.44)%
6/30/03	9/30/02

The Fund’s Shares class performance for the six month period ending June 30, 2005 was (1.41)%.

13

This table compares the average annual total return of the Fund’s Shares class for the periods ended December 31, 2004 to those of the Merrill Lynch High Yield, Cash Pay Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Since Inception
High Yield Fund
Return Before Taxes	10.07%	7.07%*
Return After Taxes on Distributions	8.35%	1.04%*
Return After Taxes on Distributions and Sale of Fund Shares	6.49%	2.14%*
Merrill Lynch High Yield, Cash Pay Index (reflects no deduction for fees, expenses, or taxes)**	10.76%	8.46%*

*	Since October 31, 2000
**	The Merrill Lynch High Yield, Cash Pay Index is an unmanaged index comprised of publicly placed, non-convertible, coupon bearing domestic debt. Issues in the index are rated below investment grade by S&P or Moody’s and must not be in default.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.80%
Other Expenses	0.49%	*
Distribution(12b-1) Fees	0.00%	†
Total Annual Fund Operating Expenses	1.29%
Less Fee Waivers	(0.24)%	**
Net Annual Fund Operating Expenses	1.05%	**

†	The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended that authorizes, with respect to the Shares class, the payment of up to 0.25% for the distribution of the Shares class. However, the Plan is not active at this time with respect to the Shares class. For more information, see “Distribution of Fund Shares.”
*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.50%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.05%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$107	$385	$685	$1,535

14

Long-Term Tax-Exempt Fund

Investment Objective

The Long-Term Tax-Exempt Fund seeks to maximize current interest income exempt from federal income taxes.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in tax-exempt securities issued by U.S. states, territories and possessions and their political subdivisions, the interest on which is exempt from federal income taxes (“municipal securities”). For purposes of this test only, net assets includes borrowings for investment purposes. This policy is fundamental and may not be changed without shareholder approval. In selecting municipal securities for the Fund, the Adviser considers each security’s yield and total return potential relative to other available municipal securities and manages the Fund through gradual shifts in the Fund’s average maturity. The Fund generally will have a dollar-weighted average portfolio maturity between 10 and 25 years.

The Fund emphasizes investment in municipal securities rated in the two highest rating categories by S&P, Moody’s or Fitch IBCA (“Fitch”) at the time of purchase or are determined by the Adviser to be comparable to such ratings. However, the Fund may purchase without limitation investment grade municipal securities rated at the time of purchase in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will limit its investments in municipal securities that pay interest subject to the alternative minimum tax to no more than 20% of its total assets, when added together with any other taxable investments held by the Fund. The Fund’s average weighted portfolio maturity may be as high as 30 years, and there is no restriction on the maturity of any single security held by the Fund.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities. In addition, longer-term investments tend to be more sensitive to interest rate changes.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

Because the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that long-term municipal securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

In pursuit of its principal strategy, the Fund, on occasion, may experience a portfolio turnover rate in excess of 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to the Fund, the Fund’s distributions of taxable income may increase.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors in higher tax brackets seeking to maximize tax-exempt income through a diversified portfolio of fixed-income securities, and who are willing to accept risk of share price volatility.

15

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 9.38% 3/31/95	Worst Quarter (3.45)% 12/31/99

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 2.94%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Merrill Lynch 22+ Year Muni Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Long-Term Tax-Exempt Fund
Return Before Taxes	3.81%	6.80%	6.53%
Return After Taxes on Distributions	3.81%	6.80%	6.31%
Return After Taxes on Distributions and Sale of Fund Shares	3.41%	6.37%	6.13%
Merrill Lynch 22+ Year Muni Index (reflects no deduction for fees, expenses, or taxes)*	6.16%	9.13%	7.80%

*	The Merrill Lynch 22+ Year Muni Index consists of bonds with an outstanding par which is greater than or equal to $25 million and a maturity range greater than or equal to 22 years.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

16

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.50%
Other Expenses	0.53%	*
Total Annual Fund Operating Expenses	1.03%
Less Fee Waivers	(0.23)%	**
Net Annual Fund Operating Expenses	0.80%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.55%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.80%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$82	$305	$546	$1,239

17

Intermediate-Term Tax-Exempt Fund

Investment Objective

The Intermediate-Term Tax-Exempt Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in tax-exempt securities issued by U.S. states, territories and possessions and their political subdivisions, the interest from which is exempt from federal income taxes. For purposes of this test only, net assets includes borrowings for investment purposes. This policy is fundamental and may not be changed without shareholder approval. In selecting municipal securities for the Fund, the Adviser considers each security’s yield and total return potential relative to other available municipal securities and manages the Fund through gradual shifts in the Fund’s average maturity. The Fund generally will have a dollar-weighted average portfolio maturity of 3 to 10 years.

The Fund emphasizes investment in municipal securities rated in the two highest rating categories by S&P, Moody’s or Fitch at the time of purchase or are determined by the Adviser to be comparable to such ratings. However, the Fund may purchase without limitation investment grade municipal securities rated at the time of purchase in one of the four highest rating categories by a major rating agency or determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will limit its investment in municipal securities that pay interest subject to the alternative minimum tax to no more than 20% of its total assets, when added together with any other taxable investments held by the Fund. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

Because the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that intermediate-term municipal securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

The price of the Fund’s shares is expected to have a medium level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors in higher tax brackets seeking tax-exempt income through a diversified portfolio of fixed income securities, and who are willing to accept moderate share price volatility.

18

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 5.89% 3/31/95	Worst Quarter (2.26)% 6/30/04

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 1.22%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Merrill Lynch 3-7 Year and 7-12 Year Municipal Bond Indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Intermediate-Term Tax-Exempt Fund
Return Before Taxes	2.06%	5.74%	5.94%
Return After Taxes on Distributions	1.98%	5.55%	5.81%
Return After Taxes on Distributions and Sale of Fund Shares	2.34%	5.40%	5.68%
Merrill Lynch 3-7 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)*	2.91%	6.26%	5.90%
Merrill Lynch 7-12 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)**	4.24%	7.38%	7.09%
*	The Merrill Lynch 3-7 Year Municipal Bond Index is a widely-accepted unmanaged market-weighted index comprised of fixed-rate, coupon bearing bonds issued within five years of the most recent month-end with greater than $50 million principal amount having a Moody’s investment grade rating and maturities of three to seven years.
**	The Merrill Lynch 7-12 Year Municipal Bond Index is a widely-accepted unmanaged market- weighted index comprised of fixed-rate, coupon bearing bonds issued within five years of the most recent month-end with greater than $50 million principal amount having a Moody’s investment grade rating and maturities of seven to twelve years.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.35%
Other Expenses	0.45%	*
Total Annual Fund Operating Expenses	0.80%
Less Fee Waivers	(0.15)%	**
Net Annual Fund Operating Expenses	0.65%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.46%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.65%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$66	$240	$429	$976

19

Short-Term Tax-Exempt Securities Fund

Investment Objective

The Short-Term Tax-Exempt Securities Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in tax-exempt securities issued by U.S. states, territories and possessions and their political subdivisions, the interest on which is exempt from federal income taxes. For purposes of this test only, net assets includes borrowings for investment purposes. This policy is fundamental and may not be changed without shareholder approval. In selecting municipal securities for the Fund, the Adviser emphasizes preservation of principal and considers each security’s yield and total return potential relative to other available municipal securities. The Fund generally will have a dollar-weighted average portfolio maturity of 1 to 3 years.

The Fund emphasizes investment in municipal securities rated in the two highest rating categories by S&P, Moody’s or Fitch at the time of purchase or are determined by the Adviser to be comparable to such ratings. However, the Fund may purchase without limitation investment grade municipal securities rated at the time of purchase in one of the four highest rating categories by a major rating agency or determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will limit its investment in municipal securities that pay interest subject to the alternative minimum tax to no more than 20% of its total assets, when added together with any other taxable investments held by the Fund. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

Because the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that short-term municipal securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

The price of the Fund’s shares is expected to have a low level of volatiliy.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking tax-exempt income through a diversified portfolio of fixed income securities with limited risk of share price volatility.

20

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 2.53% 3/31/95	Worst Quarter (0.85)% 6/30/04

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 0.51%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Merrill Lynch 1-3 Year Municipal Bond Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Short-Term Tax-Exempt Securities Fund
Return Before Taxes	0.74%	2.71%	3.52%
Return After Taxes on Distributions	0.73%	2.70%	3.51%
Return After Taxes on Distributions and Sale of Fund Shares	0.88%	2.64%	3.46%
Merrill Lynch 1-3 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)*	1.28%	3.99%	4.34%

*	The Merrill Lynch 1-3 Year Municipal Bond Index is a widely-accepted unmanaged market-weighted index comprised of fixed-rate, coupon-bearing bonds issued within five years of the most recent month-end with greater than $50 million principal amount having a Moody’s investment grade rating and maturities of one to three years.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.30%
Other Expenses	0.45%	*
Total Annual Fund Operating Expenses	0.75%
Less Fee Waivers	(0.15)%	**
Net Annual Fund Operating Expenses	0.60%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.46%.
**	The expense information in the table reflects contracted fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.60%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$61	$225	$402	$916

21

New York Intermediate-Term Tax-Exempt Fund

Investment Objective

The New York Intermediate-Term Tax-Exempt Fund seeks to provide New York investors with as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with relative stability of principal.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in tax-exempt securities issued by New York State local governments and agencies in New York and other governmental issuers including U.S. territories and possessions that pay interest exempt from federal, New York State and New York City income taxes (“New York municipal securities”). For purposes of this test only, net assets includes borrowings for investment purposes. This policy is fundamental and may not be changed without shareholder approval. In selecting securities for the Fund, the Adviser considers each security’s yield and total return potential relative to other available municipal securities and manages the Fund through gradual shifts in the Fund’s average maturity. The Fund generally will have a dollar-weighted average portfolio maturity of 3 to 10 years.

The Fund emphasizes investment in New York municipal securities rated in the two highest rating categories by S&P, Moody’s or Fitch at the time of purchase or are determined by the Adviser to be comparable to such ratings. However, the Fund may purchase without limitation investment grade municipal securities rated at the time of purchase in one of the four highest rating categories by a major rating agency or determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will limit its investment in securities that pay interest subject to the alternative minimum tax to no more than 20% of its total assets, when added together with any other taxable investments held by the Fund. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

Because the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund’s concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. In particular, the Fund’s performance depends upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City may face long-term economic problems that could seriously affect their ability, and that of other issuers of New York municipal securities, to meet their financial obligations. Furthermore, if the Fund has difficulty finding attractive New York municipal securities to purchase, the amount of the Fund’s income that is subject to New York taxes could increase.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is also subject to the risk that New York municipal securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

The price of the Fund’s shares is expected to have a medium level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

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Investor Profile

High tax bracket investors seeking tax-exempt current income through a non-diversified portfolio of fixed income securities, and who are willing to accept a moderate degree of share price volatility.

Performance Information

The bar chart and the performance table on the right illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 6.12% 3/31/95	Worst Quarter (2.07)% 6/30/99

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 1.22%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Merrill Lynch 3-7 Year and 7-12 Year New York Municipal Bond Indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
New York Intermediate-Term Tax-Exempt Fund
Return Before Taxes	2.33%	5.79%	5.72%
Return After Taxes on Distributions	2.18%	5.60%	5.57%
Return After Taxes on Distributions and Sale of Fund Shares	2.57%	5.42%	5.44%
Merrill Lynch 3-7 Year New York Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)*	2.67%	6.15%	6.07%
Merrill Lynch 7-12 Year New York Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)**	4.50%	7.47%	7.74%

*	The Merrill Lynch 3-7 Year New York Municipal Bond Index is a widely-accepted unmanaged market-weighted index comprised of fixed-rate, coupon-bearing bonds of New York Municipalities issued within five years of the most recent month-end with greater than $50 million principal amount having a Moody’s investment grade rating and maturities of three to seven years.
**	The Merrill Lynch 7-12 Year New York Municipal Bond Index is a widely-accepted unmanaged market-weighted index comprised of fixed-rate, coupon-bearing bonds of New York Municipalities issued within five years of the most recent month-end with greater than $50 million principal amount having a Moody’s investment grade rating and maturities of seven to twelve years.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.50%
Other Expenses	0.47%	*
Total Annual Fund Operating Expenses	0.97%
Less Fee Waivers	(0.17)%	**
Net Annual Fund Operating Expenses	0.80%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.48%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.80%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$82	$292	$520	$1,174

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California Short-Intermediate Term

Tax-Exempt Income Fund

Investment Objective

The California Short-Intermediate Term Tax-Exempt Income Fund seeks to provide California investors with as high a level of current interest income exempt from federal income tax and, to the extent possible, from California state personal income tax as is consistent with the preservation of capital and relative stability of principal.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in tax-exempt securities issued by the State of California and its cities, counties and political subdivisions, the interest from which is exempt from federal and California State income taxes (“California municipal securities”). For purposes of this test only, net assets includes borrowings for investment purposes. This policy is fundamental and may not be changed without shareholder approval. In selecting securities for the Fund, the Adviser considers each security’s yield and total return potential relative to other available municipal securities and manages the Fund through gradual shifts in the Fund’s average maturity. The Fund generally will have an average portfolio duration of 2 to 5 years.

The Fund emphasizes investment in California municipal securities rated in the two highest rating categories by S&P, Moody’s or Fitch at the time of investment or are determined by the Adviser to be comparable to such ratings. However, the Fund may invest without limit in investment grade municipal securities, which are those rated at the time of investment in one of the four highest rating categories by a major rating agency or determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will limit its investments in securities that pay interest subject to the alternative minimum tax to no more than 20% of its total assets, when added together with any other taxable investments held by the Fund. There is no restriction on the maturity of any single security held by the Fund. Until July 29, 2005, the Fund was named the California Tax-Exempt Income Fund.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

Because the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund’s concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. In particular, the Fund’s performance depends upon the ability of the issuers of California municipal securities to meet their continuing obligations for the payment of principal and interest. California and its cities face long-term economic problems that could seriously affect their ability, and that of other issuers of California municipal securities to meet their financial obligations.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is also subject to the risk that California municipal securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

The price of the Fund’s shares is expected to have a medium level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

High tax bracket investors seeking tax-exempt current income through a non-diversified portfolio of fixed income securities, and who are willing to accept some degree of share price volatility.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class from year to year.

Best Quarter 3.43% 9/30/02	Worst Quarter (1.62)% 6/30/04

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 0.61%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Merrill Lynch 3-7 Year Municipal Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception
California Short-Intermediate Term Tax-Exempt Income Fund
Return Before Taxes	1.81%	4.60%	4.28%	*
Return After Taxes on Distributions	1.81%	4.59%	4.27%	*
Return After Taxes on Distributions and Sale of Fund Shares	2.28%	4.46%	4.19%	*
Merrill Lynch 3-7 Year Municipal Index (reflects no deductions for fees, expenses, or taxes)***	2.91%	6.26%	5.90%	**

*	Since October 1, 1996
**	Since September 30, 1996
***	The Merrill Lynch 3-7 Year Municipal Index is a widely-accepted unmanaged market-weighted index comprised of fixed-rate, coupon-bearing bonds issued within five years of the most recent month-end with greater than $50 million principal amount having a Moody’s investment grade rating and maturities of three to seven years.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.50%
Other Expenses	0.54%	*
Total Annual Fund Operating Expenses	1.04%
Less Fee Waivers	(0.54)%	**
Net Annual Fund Operating Expenses	0.50%	**

*	During the prior fiscal year, the Fund incurred fees which were deemed to be extraordinary expenses. If the extraordinary expenses were included in the table above, Other Expenses would have been 0.55%.
**	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.50%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Shares class would be:

1 Year	3 Years	5 Years	10 Years
$51	$277	$521	$1,222

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More Information About Principal Risks and Strategies

Each Fund has its own investment goal, strategies and risks. United States Trust Company of New York and U.S. Trust Company, N.A. invest Fund assets in a way that they believe will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Fixed Income Risk

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases. In contrast to maturity which measures only time until final payment, duration combines consideration of yield, interest payments, final maturity and call features. Like duration, “portfolio average life” is a measure of the weighted average of the average lives of all securities in a Fund’s portfolio. Each securities “average life” is a measure of the average time to the receipt of all future cash flows and takes into account the possibility of early payments.

Call Risk

During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause a Fund’s average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Extension Risk

An issuer may exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and a Fund will also suffer from the inability to invest in higher yielding securities.

Credit Risk

The possibility that an issuer will be unable to make timely payments of either principal or interest. The Adviser performs credit analyses on all issuers of securities in which a Fund invests. Such analyses are based on information that is publicly available about issuers, and this information and/or the Adviser’s analyses may be incomplete or incorrect.

Event Risk

Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of a Fund’s multiple holdings.

Management Risk

The Adviser continuously evaluates each Fund’s holdings, purchases and sales with a view to achieving a Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. If the Adviser is incorrect in its assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Frequent Trading

The Funds discourage and do not knowingly accommodate short-term or excessive trading (including by means of exchanges) (“frequent trading”) of their shares by shareholders and maintain procedures reasonably designed to detect and deter such frequent trading, which is sometimes referred to as market timing. Frequent trading may interfere with the efficient management of a Fund’s portfolio, as it may result in a Fund maintaining higher cash balances than it otherwise would or cause a Fund to sell portfolio securities at a time when it otherwise would not. Frequent trading may also result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a Fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not.

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For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a Fund.

In addition, to the extent a Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its net asset value per share (NAV), frequent trading by some shareholders may, in certain circumstances, dilute the value of Fund shares held by other shareholders. This may occur when an event that affects the value of the foreign security takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV. Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage). If this occurs, frequent traders who attempt this type of price arbitrage may dilute the value of a Fund’s shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities, if those prices have not been adjusted to reflect a change in the fair value of the foreign securities. In an effort to prevent price arbitrage, each Fund has procedures designed to adjust closing market prices of foreign securities before it calculates its NAV when it believes such an event has occurred. Prices are adjusted to reflect what the Fund believes are the fair values of these foreign securities at the time the Fund determines its NAV (called fair value pricing). Fair value pricing, however, involves judgments that are inherently subjective and inexact, since it is not possible to always be sure when an event will affect a market price and to what extent. As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage.

In addition, to the extent a Fund invests in securities of issuers located in emerging markets, such securities may be less liquid or more thinly-traded than securities of issuers in more developed markets. Developments affecting issuers of thinly-traded or less liquid securities will not be reflected in their market price until the security again trades in the marketplace. Frequent traders may seek to exploit this delay by engaging in price arbitrage, in this case by buying or selling shares of a Fund prior to the time of the adjustment of the market price of securities in its portfolio. This may result in the dilution in the value of a Fund’s shares. The risk of price arbitrage also exists with thinly-traded securities of issuers located in the United States, such as high yield bonds and some small cap equity securities. A Fund will employ fair value pricing to these types of securities if it determines that the last quoted market price no longer represents the fair value of the security.

Each Fund has policies and procedures in place to identify and reject purchase orders and new accounts from persons whom the Fund has found to engage in frequent trading in contravention of the Fund’s policies. Generally, the Funds’ policies provide that any shareholder identified as having engaged in a pattern of purchase, sale and purchase or sale, purchase and sale, within a 45 day period in a Fund will be deemed to be frequent trading in the Fund and the Adviser will implement procedures to prevent future frequent trading by such shareholder. Under the Funds’ policies, exchanges from one Fund to another are deemed to be a sale with respect to the originating Fund and a purchase into the recipient Fund. The Funds currently do not treat the following types of purchases, redemptions and exchanges as prohibited frequent trading (collectively, “Transactions”): (i) Transactions solely in money market funds; (ii) Transactions resulting from bona fide investment decisions of a professional investment adviser or other institution with respect to eligible asset allocation programs; (iii) Transactions involving shares acquired through the reinvestment of dividends and capital gains; (iv) Transactions by an investor who has established an eligible automated purchase, exchange, rebalancing or redemption plan with the Funds; (v) Transactions resulting from the death or disability of a shareholder; (vi) Transactions involving shares transferred from another account in the same Fund or shares converted from another class of shares of the same Fund; and (vii) Transactions initiated by a Fund (e.g., for failure to meet applicable account minimums). Each Fund reserves the right to amend these categories and to determine whether a particular transaction qualifies for any such category, at its discretion.

Each Fund retains the right to reject any purchase or exchange order without prior notice to shareholders and to change or cancel the exchange privilege, in each case at each Fund’s discretion. The Funds’ right to reject an exchange order will not prevent a shareholder from redeeming his/her shares.

Shareholders seeking to engage in frequent trading may deploy a variety of strategies to avoid detection and despite the efforts of the Funds, there is no guarantee that the Funds’ procedures will in fact be able to identify all frequent trading or that such activity can be completely eliminated. The ability of the Funds and their agents to detect and curtail frequent trading practices is limited by operational systems and technological limitations. For example, a significant portion of the assets in the Funds are invested by financial intermediaries on behalf of their clients, often in omnibus accounts where individual shareholder investments are aggregated by the intermediary and a single account is opened with a Fund. Omnibus accounts are common among financial intermediaries and may be established for a variety of legitimate

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purposes, including promoting efficiency of account administration and the privacy of customer financial information. When a financial intermediary maintains an omnibus account with a Fund, the identity of the particular shareholders that make up the omnibus account is often not known to the Fund.

The Funds do not always know and cannot always reasonably detect frequent trading which may occur or be facilitated by financial intermediaries, particularly with regard to trading by shareholders in omnibus accounts. There may exist multiple tiers of omnibus accounts within a financial intermediary, which may further compound the difficulty to a Fund and its agents of detecting frequent trading in omnibus accounts. In addition, some financial intermediaries, particularly with respect to group retirement plans, do not have the ability to apply the Funds’ frequent trading policies and procedures to the underlying shareholders investing in the Funds, either because they do not have the systems capability to monitor such trades or they do not have access to relevant information concerning the underlying accounts. In these cases, the Funds will not be able to determine whether frequent trading by the underlying shareholders is occurring. Accordingly, the ability of the Funds to monitor and detect frequent trading through omnibus accounts is extremely limited, and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in frequent trading through omnibus accounts or to curtail such trading. In seeking to identify and prevent frequent trading in omnibus accounts, the Funds will consider the information that is actually available at the time and attempt to identify suspicious trading patterns on the omnibus account level. If frequent trading in violation of a Fund’s policies is detected in omnibus accounts, the Fund, pursuant to contractual arrangements it maintains with the financial intermediary, will take steps with the assistance of those intermediaries to try to prevent the reoccurrence of such trading. Those steps may range from providing warning letters to shareholders or blocking such accounts from making future purchases or exchanges (but not redemptions) from the Funds.

Liquidity Risk

A Fund may not be able to pay redemption proceeds within the time period stated in this prospectus, because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed income securities or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events or adverse investor perceptions whether or not accurate.

U.S. Government Securities

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by a Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that a Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.
•	Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration (“FHA”).
•	Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

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•	Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Mortgage-Backed Securities

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Municipal Issuer Risk

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Concentration Risk

A Fund’s concentration of investments in issuers located in a single state may make that Fund more susceptible to adverse political or economic developments affecting that state. An investment in such a Fund may involve more risk than in mutual funds that buy securities of issuers in numerous states. For detailed information on the state specific risks associated with the New York Intermediate-Term Tax-Exempt Fund’s concentration in securities of issuers located in the State of New York and the California Short-Intermediate Term Tax-Exempt Income Fund’s concentration in securities of issuers located in the State of California, please see the Funds’ SAI.

High-Yield, Lower Rated Securities

High-yield, lower rated securities are subject to additional risks associated with investing in high-yield securities, including:

Greater risk of default or price declines due to changes in the issuer’s creditworthiness. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

A thinner and less active market, which may increase price volatility and limit the ability of a Fund to sell these securities at their carrying values.

Prices for high-yield, lower rated securities may be affected by investor perception of issuer credit quality and the outlook for economic growth, such that prices may move independently of interest rates and the overall bond market. Issuers of junk bonds may be more susceptible than other issuers to economic downturns.

Foreign Security Risks

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments may not be subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for foreign custodial arrangements may be higher than expenses for custodial arrangements of similar U.S. securities.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Currency Risk

As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. Investments in

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foreign securities denominated in foreign currencies involve additional risks, including: (i) the Funds may incur substantial costs in connection with conversions between various currencies: (ii) only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets; and (iii) securities transactions undertaken in some foreign markets may not be settled promptly so that the Funds’ investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Expropriation Risk

Foreign governments may expropriate the Funds’ investments either directly by restricting the Funds’ ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Funds’ investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Funds to pursue and collect a legal judgment against a foreign government.

Emerging Market Risk

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Temporary Investments

The investments and strategies described in this prospectus are those that are used under normal conditions. During adverse economic, market or other conditions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund’s objective, or remaining uninvested. The Fund may not achieve its goal when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

More Information About Fund Investments

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices that are not principal investments or strategies of each Fund. These investments and strategies are described in detail in the Funds’ SAIs.

Disclosure of Portfolio Holdings

A schedule of the Funds’ top ten portfolio holdings, current as of the end of each calendar quarter, will be available on the Funds’ website no earlier than 15 days after the end of each quarter. This information will be updated quarterly. The most recent schedule is available on the Funds’ website at http://www.excelsiorfunds.com or by calling toll free at (800) 446-1012. The Funds may terminate or modify this policy at any time without further notice to shareholders. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in their SAIs.

Investment Adviser

United States Trust Company of New York and U.S. Trust Company, N.A. (together, the “Adviser”) acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust, N.A. Asset Management Division, serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”). Charles R. Schwab is the founder, Chairman and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation’s largest financial services firms and the nation’s largest electronic brokerage firm, in each case measured by customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, “U.S. Trust”) is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking,

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and personal and corporate banking. On June 30, 2005, U.S. Trust had approximately $104 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company, N.A. is headquartered in Greenwich, Connecticut.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program.

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information regarding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are utilized by these Funds, wealth managers of U.S. Trust and Schwab and its affiliates. It is U.S. Trust’s intention to distribute this information as simultaneously as possible to all recipients. However, where the investment adviser of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the securities subject to research.

The Board of Directors of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. and the Board of Trustees of Excelsior Funds Trust supervise the Adviser and establish policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 2005, the Adviser received advisory fees after waivers, as a percentage of average daily net assets, of:

Core Bond Fund	0.40%
Intermediate-Term Bond Fund	0.16%
Short-Term Government Securities Fund	0.14%
High Yield Fund	0.55%
Long-Term Tax-Exempt Fund	0.28%
Intermediate-Term Tax-Exempt Fund	0.21%
Short-Term Tax-Exempt Securities Fund	0.17%
New York Intermediate-Term Tax-Exempt Fund	0.35%
California Short-Intermediate Term Tax-Exempt Income Fund	0.01%

The Adviser has contractually agreed to waive fees to keep the Funds’ net annual fund operating expenses from exceeding the percentages stated in the “Annual Fund Operating Expenses” section for each Fund. This waiver agreement may not be terminated before July 31, 2006. In addition, the agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term.

Portfolio Managers

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to- day management of the Funds’ portfolios. The SAIs have more detailed information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Alexander D. Powers and Michael Zazzarino serve as the Core Bond Fund’s portfolio co-managers. Mr. Powers is primarily responsible for the day-to-day management of the Fund’s portfolio. He has been the Fund’s portfolio manager or co-manager since August 1997. Mr. Powers, as Managing Director, has been with U.S. Trust since 1996. A description of Mr. Zazzarino’s business experience is provided below.

Frank A. Salem and Alexander D. Powers serve as the Intermediate-Term Bond Fund’s portfolio co-managers. Mr. Salem is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Salem, a Managing Director, has been the Fund’s portfolio manager or co-manager since joining U.S. Trust in 1998. Prior to joining U.S. Trust, he was a Director and Portfolio Manager in the Fixed-Income Department of Mackay Shields in New York. A description of Mr. Powers’s business experience is provided above.

Michael Zazzarino and Alexander D. Powers serve as the Short-Term Government Securities Fund’s portfolio co-managers. Mr. Zazzarino is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Zazzarino, a Managing Director, has been the Fund’s portfolio co-manager since joining U.S. Trust in March 2005. Prior to joining U.S. Trust, he was a Vice President and Portfolio Manager in the Core Fixed Income Group at Brown Brothers Harriman from December 1998 to February 2005. A description of Mr. Powers’s business experience is provided above.

A.K. Rodgers Ratcliffe, CFA and Adam Moss serve as the High Yield Fund’s portfolio co-managers. Mr. Ratcliffe, a Senior Vice President and Senior Portfolio Manager, has been with U.S. Trust since 2000. Prior to joining U.S. Trust, Mr. Ratcliffe was the Senior Research Analyst for Northstar Investment Management from 1997 to 1999, where he was responsible for research for several high

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yield mutual funds. Mr. Moss, a Senior Vice President, portfolio manager and senior high yield analyst has been with U.S. Trust since 2001. Prior to joining U.S. Trust, Mr. Moss was an equity research associate for the Technology Group at Credit Suisse First Boston from 2000 to 2001. He also worked as a credit ratings analyst at Moody’s Investors Service for the High Yield Telecommunications group from 1997 to 2000.

Kenneth J. McAlley and Sandy Panetta serve as the portfolio co-managers for the Short-Term Tax-Exempt Securities, Intermediate Term Tax-Exempt, Long-Term Tax- Exempt and New York Intermediate-Term Tax-Exempt Funds. Mr. McAlley is primarily responsible for the day- to-day management of the Funds. He has served as portfolio manager or co-manager of the Long-Term Tax- Exempt Fund since 1986 and of the Short-Term Tax- Exempt Securities, Intermediate-Term Tax-Exempt and New York Intermediate-Term Tax-Exempt Funds since 1995. Mr. McAlley, an Executive Vice President, has been with U.S. Trust since 1980. Ms. Panetta, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1989. She is a senior portfolio manager responsible for tax-exempt cash management.

Gary S. Larsen and Kathleen Meyer have served as the California Short-Intermediate Term Tax-Exempt Income Fund’s portfolio co-managers since 2000 and 2001, respectively. Mr. Larsen and Ms. Meyer are primarily responsible for the day to day management of the California Short-Intermediate Term Tax-Exempt Income Fund’s portfolio. Mr. Larsen, a Senior Vice President and Senior Fixed Income Portfolio Manager, has been with the Adviser since 1997. Ms. Meyer, a Vice President and Portfolio Manager, has been with the Adviser since 2000. Prior to joining U.S. Trust, she served as Vice President and Senior Portfolio Specialist with Merrill Lynch & Co.

Research, analyses, trade execution and other facilities provided by the Adviser and other personnel also play a significant role in portfolio management and performance.

Legal Proceedings

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September, 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have cooperated with respect to these Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have focused on circumstances in which a small number of parties were permitted to engage in short-term trading of certain Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading in the Companies.

Five class actions filed against the Companies and two derivative actions purportedly brought on behalf of each of the Companies and each of the funds have been transferred to the United District Court for the District of Maryland for coordinated or consolidated pre-trial proceedings in a matter styled In Re Mutual Funds Investment Litigation, MDL Docket No. 1586. Lead plaintiffs were appointed and additional defendants were added (generally consisting of current and former directors and officers of the Companies) The five class actions were then consolidated and a single amended complaint was filed on or about September 29, 2004. Plaintiffs in the consolidated class action are seeking unspecified monetary damages from claimed injuries arising from allegedly illegal and improper mutual fund trading practices, as well as disgorgement of investment advisory fees, rescission and restitution of unspecified funds. The two derivative actions were also consolidated into a new amended complaint, also filed on or about September 29, 2004. Plaintiffs in the consolidated derivative action are seeking, on behalf of the Companies, unspecified monetary damages for similar claimed injuries, as well as removal of Excelsior Fund directors, removal of U.S. Trust as advisor to the Excelsior Funds, rescission of its investment advisory contracts and disgorgement of management fees and compensation relating to the Excelsior Funds.

The defendants in the consolidated actions have moved to dismiss such actions. The defendants will not be required to answer the complaints until such motions have been decided, and discovery in the actions is currently stayed.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending private lawsuits and Investigations will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

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Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell and exchange shares of the Funds.

How to Purchase Fund Shares

You may purchase shares directly by:

•	Mail
•	Telephone
•	Wire
•	Automatic Investment Program, or
•	Automated Clearinghouse (ACH)

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to “Excelsior Funds.” and include the name of the appropriate Fund(s) on the check. The Funds’ transfer agent cannot accept third-party checks, credit cards, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

State Street Bank & Trust

ABA #011000028

DDA #99055352

Specify Excelsior Fund Name

Fund Account Number

Account Registration

Investors making initial investments by wire must promptly complete the application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities. Excelsior Funds has adopted such policies and procedures, including procedures to verify the identity of customers opening new accounts. Until such verification is made, Excelsior Funds may temporarily limit additional share purchases. Excelsior Funds also may limit additional share purchases or close an account if it is unable to verify a customer’s identity. In addition, Excelsior Funds and their agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where a Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by a Fund or its agents that there is a dispute between the registered or beneficial account owners.

General Information

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a “Business Day”). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Funds’ transfer agent receives your purchase request in good order. We consider requests to be in “good order” when all required documents (including the accompanying payment as described above) are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time) (the “Evaluation Time”). So, for you to receive the current Business Day’s NAV, the Funds’ transfer agent must receive your purchase request in good order before the Evaluation Time.

How We Calculate NAV

NAV of each class of the Funds is the value of the assets attributable to the class less liabilities attributable to the class, divided by the number of outstanding shares of the class.

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The Funds generally value short-term fixed income and money market securities with remaining maturities of 60 days or less at amortized cost. Securities for which market quotations are readily available are valued at their current market value, as determined by such quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies and procedures established by the Boards of Directors/Trustees. In accordance with these policies and procedures, the Boards of Directors/Trustees have delegated to the Adviser the responsibility to oversee the implementation of these policies and procedures. The Adviser has established a Pricing Committee to fulfill this function. The Pricing Committee, in accordance with the Funds’ pricing policies and procedures, is responsible for making fair value determinations. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day. For securities traded principally on foreign exchanges, a Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of the Fund’s NAV, which the Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the Evaluation Time. Fair value pricing may also be used to value restricted securities (which may include junk bonds) held by a Fund or to value securities where the Fund has determined, because of the lack of recent meaningful trading activity for the security, that the most recent market quotation no longer represents the securities current market value. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Some Funds may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of the Funds’ investments may change on days when you cannot purchase or sell Fund shares.

Minimum Purchases

To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $50. A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program

If you have a checking, money market or NOW account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled investments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares

You may sell (redeem) shares directly by:

•	Mail
•	Telephone
•	Systematic Withdrawal Plan, or
•	Automated Clearinghouse (ACH)

Holders of Fund shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 483-7297). Shares will not be redeemed by the Funds’ transfer agent unless all required documents have been received by the Fund.

You may sell your shares by sending a written request for redemption to:

Excelsior Funds

c/o Boston Financial Data Services, Inc.

P.O. Box 8529

Boston, MA 02266-8529

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

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To sell your shares by telephone, you must own your shares directly and have previously established telephone redemption privileges for your account. You can establish telephone redemption privileges by so indicating on the account application or by contacting the Funds’ transfer agent. Once your account is set up for telephone redemptions, you may sell your shares on any Business Day by calling the Funds’ transfer agent at (800) 446-1012 (from overseas call (617) 483-7297). The minimum amount for telephone redemptions is $500.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, you must notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Funds’ transfer agent receives your request in good order.

Systematic Withdrawal Plan

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, or if the SEC declares an emergency. More information about this is in the Funds’ SAIs.

How to Exchange Your Shares

You may exchange your Shares class shares on any Business Day for the Shares class shares of any portfolio of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., or Excelsior Funds Trust. In order to protect other shareholders, your exchanges may be limited if it is in the best interests of a Fund or its shareholders. This limitation is not intended to limit a shareholder’s right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange requests must be for an amount of at least $500. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days’ notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order. An exchange of shares for shares in another fund is a taxable event.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not liable for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine, provided that the Funds follow their telephone transaction

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procedures. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Shareholder and Administrative Services

The Funds are permitted to pay a fee of up to 0.25% of the average daily net assets of a Fund to certain organizations for providing shareholder and administrative services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests, providing periodic account statements and other administrative services.

Distribution of Fund Shares

The High Yield Fund has adopted a distribution plan that allows shares of the Fund to pay distribution fees for the sale and distribution of its Shares class shares in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of the Fund’s outstanding Shares class shares. However, fees are not currently being paid under the distribution plan with respect to Shares class. If the distribution plan is ever implemented with respect to Shares class, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales and charges because these fees are paid out of the Fund’s assets continuously.

To the extent allowable under NASD rules, the Funds’ distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of any rule 12b-1 distribution fees that may be paid by the Fund and available for such expenditure from time to time. Subject to NASD rules and regulation, compensation may include promotional and other merchandise, and sponsorship or funding of sales and training programs and other special events. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a training or educational nature.

The Adviser or an affiliate may, from time to time, out of its own financial resources, make cash payments to some but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of the Funds and/or to promote retention of their customers’ assets in the Funds. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds or to shareholders in the Funds, including (without limitation) shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount. The Adviser negotiates the level of payments described above to any particular broker, dealer or intermediary with each firm.

Dividends and Distributions

Each Fund distributes its income by declaring a dividend daily and paying accumulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice. Dividends and distributions received in cash or additional shares are both taxable.

Taxes

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital

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gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as dividend or ordinary income unless the Fund qualifies to distribute tax-exempt income. If the income is taxable, you will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but, if taxable, you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you received for them. Your initial tax basis will be the amount you pay for your shares including sales commissions. To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless debt financed.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities.

Regarding the Tax-Exempt Funds, the Funds anticipate that substantially all of their income dividends will be “exempt interest dividends,” which are exempt from regular federal income taxes. However, some distributions will be taxable, such as dividends that are attributable to gains on bonds that are acquired at a “market discount,” and distributions of short and long-term capital gains.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund will generally not be deductible for federal income tax purposes.

A portion of the exempt-interest dividends may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

If you receive an exempt-interest dividend with respect to any shares and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the California Short-Intermediate Term Tax-Exempt Income Fund consists of obligations, which if held by an individual would pay interest that is exempt from California personal income tax, then dividends paid by the Fund to its individual shareholders will be exempt from California personal income tax.

For investors in the Tax-Exempt Funds, interest income derived from securities issued by agencies or instrumentalities of a particular state for which the particular Fund is named may not be subject to taxation by that state or locality.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

More information about taxes is in the Funds’ SAIs.

39

Financial Highlights

The tables that follow present performance information about the Shares class of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information for the years ended March 31, 2001, 2002, and 2003, has been audited by Ernst & Young LLP (“E&Y”), the Funds’ independent registered public accounting firm during those periods. The information for the years ended March 31, 2004 and 2005 has been audited by Deloitte & Touche LLP (“D&T”). E&Y’s reports and D&T’s reports, along with each Fund’s financial statements, are incorporated by reference into the Funds’ SAIs. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 483-7279).

CORE BOND FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$9.43	$9.43	$8.95	$9.11	$8.55

Income From Investment Operations
Net Investment Income	0.37 [1]	0.38	0.47	0.49	0.50
Net Gains (Losses) on Investments (both realized and unrealized)	(0.23)	0.14	0.50	(0.10)	0.56

Total From Investment Operations	0.14	0.52	0.97	0.39	1.06

Less Distributions
Dividends From Net Investment Income	(0.37)	(0.38)	(0.48)	(0.50)	(0.50)
Distributions From Net Realized Gain on Investments	(0.05)	(0.14)	(0.01)	(0.05)	—

Total Distributions	(0.42)	(0.52)	(0.49)	(0.55)	(0.50)

Net Asset Value, End of Year	$9.15	$9.43	$9.43	$8.95	$9.11

Total Return	1.55%	5.74%	11.07%	4.34%	12.80%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$211.93	$269.03	$293.18	$247.80	$252.17
Ratio of Net Operating Expenses to Average Net Assets	0.90%	0.87%	0.84%	0.87%	0.88%
Ratio of Gross Operating Expenses to Average Net Assets2	1.27%	1.11%	0.95%	1.04%	1.01%
Ratio of Net Investment Income to Average Net Assets	3.99%	4.06%	5.10%	5.39%	5.81%
Portfolio Turnover Rate	90%	84%	120%	129%	99%

Notes:

1.	For comparative purposes, per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

40

INTERMEDIATE-TERM BOND FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$7.40	$7.39	$7.10	$7.18	$6.77

Income From Investment Operations
Net Investment Income	0.26 [1]	0.26	0.37	0.39	0.42
Net Gains (Losses) on Investments (both realized and unrealized)	(0.22)	0.11	0.36	(0.06)	0.41

Total From Investment Operations	0.03	0.37	0.73	0.33	0.83

Less Distributions
Dividends From Net Investment Income	(0.26)	(0.26)	(0.40)	(0.39)	(0.42)
Distributions From Net Realized Gain on Investments	(0.01)	(0.10)	(0.04)	(0.02)	—

Total Distributions	(0.27)	(0.36)	(0.44)	(0.41)	(0.42)

Net Asset Value, End of Year	$7.16	$7.40	$7.39	$7.10	$7.18

Total Return	0.45%	5.25%	10.50%	4.60%	12.73%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$410.39	$413.27	$404.63	$273.27	$219.60
Ratio of Net Operating Expenses to Average Net Assets	0.60%	0.56%	0.53%	0.52%	0.56%
Ratio of Gross Operating Expenses to Average Net Assets[2]	0.81%	0.69%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	3.53%	3.56%	4.56%	5.47%	6.11%
Portfolio Turnover Rate	59%	85%	98%	117%	108%

Notes:

1.	For comparative purposes, per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

SHORT-TERM GOVERNMENT SECURITIES FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$7.22	$7.31	$7.11	$7.09	$6.87

Income From Investment Operations
Net Investment Income	0.18 [1]	0.16	0.26	0.33	0.39
Net Gains (Losses) on Investments (both realized and unrealized)	(0.18)	(0.03)	0.25	0.05	0.22

Total From Investment Operations	—	0.13	0.51	0.38	0.61

Less Distributions
Dividends From Net Investment Income	(0.22)	(0.20)	(0.26)	(0.34)	(0.39)
Distributions From Net Realized Gain on Investments	—	(0.02)	(0.05)	(0.02)	—

Total Distributions	(0.22)	(0.22)	(0.31)	(0.36)	(0.39)

Net Asset Value, End of Year	$7.00	$7.22	$7.31	$7.11	$7.09

Total Return	0.01%	1.90%	7.27%	5.35%	9.14%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$402.52	$469.22	$499.52	$193.78	$75.69
Ratio of Net Operating Expenses to Average Net Assets	0.60%	0.53%	0.49%	0.51%	0.57%
Ratio of Gross Operating Expenses to Average Net Assets[2]	0.79%	0.67%	0.64%	0.61%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.57%	2.26%	3.22%	4.33%	5.59%
Portfolio Turnover Rate	106%	231%	170%	75%	118%

Notes:

1.	For comparative purposes, per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

41

HIGH YIELD FUND

	Year Ended March 31,					Period Ended March 31, 2001[1]
	2005	2004		2003	2002
Net Asset Value, Beginning of Period	$4.71	$3.99		$6.20	$7.26	$7.00

Investment Operations:
Net Investment Income	0.34 [2]	0.35	[2]	0.88 [2]	1.08	0.27
Net Gains (Losses) on Investments (both realized and unrealized)	(0.08)	0.71	[2]	(1.54)[2]	(1.01)	0.26

Total from Investment Operations	0.26	1.06		(0.66)	0.07	0.53

Less Distributions:
Dividends From Net Investment Income	(0.30)	(0.34)[3]		(1.55)[4]	(1.09)	(0.27)
Distributions From Net Realized Gains	—	—		—	(0.04)	—

Total Distributions	(0.30)	(0.34)		(1.55)	(1.13)	(0.27)

Net Asset Value, End of Period	$4.67	$4.71		$3.99	$6.20	$7.26

Total Return	5.54%	27.45%		(10.49)%	1.27%	7.76%	5
Ratios/Supplemental Data
Net Assets at End of Period (in millions)	$156.14	$151.48		$131.34	$172.89	$57.67
Ratio of Net Operating Expenses to Average Net Assets	1.04%	1.05%		1.08%	1.03%	1.05%	6
Ratio of Gross Operating Expenses to Average Net Assets7	1.30%	1.36%		1.35%	1.35%	1.55%	6
Ratio of Net Investment Income to Average Net Assets	6.50%	7.79%		18.06%	17.56%	9.43%	6
Portfolio Turnover Rate	70%	170%		153%	310%	169%	6

Notes:

1.	Commencement of operations.
2.	For comparative purposes, per share amounts are based on average shares outstanding.
3.	Includes a tax return of capital of $(0.08).
4.	Includes a tax return of capital of $(0.51).
5.	Annualized.
6.	Not annualized.
7.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

LONG-TERM TAX-EXEMPT FUND

		Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$10.08	$9.95	$9.48	$9.62	$8.99

Income From Investment Operations
Net Investment Income	0.27 [1]	0.26	0.29	0.36	0.40
Net Gains (Losses) on Investments (both realized and unrealized)	(0.01)	0.13	0.47	(0.14)	0.63

Total From Investment Operations	0.27	0.39	0.76	0.22	1.03

Less Distributions
Dividends From Net Investment Income	(0.28)	(0.26)	(0.29)	(0.36)	(0.40)
Distributions From Net Realized Gain on Investments	—	—	—	—	—

Total Distributions	(0.28)	(0.26)	(0.29)	(0.36)	(0.40)

Net Asset Value, End of Year	$10.07	$10.08	$9.95	$9.48	$9.62

Total Return	2.68%	4.01%	8.12%	2.29%	11.69%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$62.82	$72.78	$94.97	$115.18	$135.52
Ratio of Net Operating Expenses to Average Net Assets	0.80%	0.73%	0.70%	0.72%	0.77%
Ratio of Gross Operating Expenses to Average Net Assets2	1.05%	0.80%	0.77%	0.82%	0.83%
Ratio of Net Investment Income to Average Net Assets	2.74%	2.64%	2.99%	3.66%	4.33%
Portfolio Turnover Rate	87%	111%	51%	35%	60%

Notes:

1.	For comparative purposes, per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

42

INTERMEDIATE-TERM TAX-EXEMPT FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$9.69	$9.88	$9.39	$9.57	$9.06

Income From Investment Operations
Net Investment Income	0.26 [1]	0.26	0.31	0.35	0.38
Net Gains (Losses) on Investments (both realized and unrealized)	(0.24)	0.15	0.55	(0.12)	0.51

Total From Investment Operations	0.02	0.41	0.86	0.23	0.89

Less Distributions
Dividends From Net Investment Income	(0.26)	(0.26)	(0.31)	(0.35)	(0.38)
Distributions From Net Realized Gain on Investments	(0.04)	(0.34)	(0.06)	(0.06)	—

Total Distributions	(0.30)	(0.60)	(0.37)	(0.41)	(0.38)

Net Asset Value, End of Year	$9.41	$9.69	$9.88	$9.39	$9.57

Total Return	0.20%	4.19%	9.31%	2.41%	10.07%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$349.54	$387.62	$407.10	$370.02	$341.17
Ratio of Net Operating Expenses to Average Net Assets	0.65%	0.56%	0.51%	0.52%	0.57%
Ratio of Gross Operating Expenses to Average Net Assets2	0.81%	0.63%	0.59%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.69%	2.60%	3.15%	3.67%	4.17%
Portfolio Turnover Rate	—	31%	48%	67%	84%

Notes:

1.	For comparative purposes, per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

SHORT-TERM TAX-EXEMPT SECURITIES FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$7.22	$7.20	$7.17	$7.15	$7.02

Income From Investment Operations
Net Investment Income	0.09 [1]	0.08	0.12	0.20	0.28
Net Gains (Losses) on Investments (both realized and unrealized)	(0.09)	0.02	0.03	0.03	0.13

Total From Investment Operations	0.00	0.10	0.15	0.23	0.41

Less Distributions
Dividends From Net Investment Income	(0.09)	(0.08)	(0.12)	(0.20)	(0.28)
Distributions From Net Realized Gain on Investments	— [2]	—	—	(0.01)	—

Total Distributions	(0.09)	(0.08)	(0.12)	(0.21)	(0.28)

Net Asset Value, End of Year	$7.13	$7.22	$7.20	$7.17	$7.15

Total Return	(0.01)%	1.40%	2.04%	3.20%	5.94%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$239.06	$360.60	$291.28	$165.69	$83.34
Ratio of Net Operating Expenses to Average Net Assets	0.60%	0.47%	0.46%	0.48%	0.58%
Ratio of Gross Operating Expenses to Average Net Assets3	0.76%	0.59%	0.58%	0.55%	0.65%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.12%	1.57%	2.60%	3.97%
Portfolio Turnover Rate	10%	99%	31%	111%	42%

Notes:

1.	For comparative purposes, per share amounts are based on average shares outstanding.
2.	Amount represents less than $0.01 per share.
3.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

43

NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$8.97	$9.12	$8.74	$8.83	$8.34

Income From Investment Operations
Net Investment Income	0.22 [1]	0.22	0.27	0.31	0.33
Net Gains (Losses) on Investments (both realized and unrealized)	(0.17)	0.14	0.51	(0.09)	0.49

Total From Investment Operations	0.05	0.36	0.78	0.22	0.82

Less Distributions
Dividends From Net Investment Income	(0.22)	(0.22)	(0.27)	(0.31)	(0.33)
Distributions From Net Realized Gain on Investments	(0.09)	(0.29)	(0.13)	—	—

Total Distributions	(0.31)	(0.51)	(0.40)	(0.31)	(0.33)

Net Asset Value, End of Year	$ 8.71	$ 8.97	$ 9.12	$ 8.74	$8.83

Total Return	0.52%	4.06%	8.96%	2.54%	10.02%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$138.25	$178.11	$187.40	$178.61	$144.42
Ratio of Net Operating Expenses to Average Net Assets	0.80%	0.68%	0.67%	0.67%	0.73%
Ratio of Gross Operating Expenses to Average Net Assets2	0.98%	0.73%	0.72%	0.72%	0.75%
Ratio of Net Investment Income to Average Net Assets	2.46%	2.41%	2.96%	3.53%	3.90%
Portfolio Turnover Rate	15%	42%	43%	45%	39%

Notes:

1.	For comparative purposes, per share amounts are based on average shares outstanding.
2.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

CALIFORNIA SHORT-INTERMEDIATE TERM TAX-EXEMPT INCOME FUND

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$7.49	$7.49	$7.27	$7.30	$7.07

Income From Investment Operations
Net Investment Income	0.23 [1]	0.24	0.25	0.26	0.26
Net Gains (Losses) on Investments (both realized and unrealized)	(0.22)	—	0.22	(0.02)	0.23

Total From Investment Operations	0.01	0.24	0.47	0.24	0.49

Less Distributions
Dividends From Net Investment Income	(0.23)	(0.24)	(0.25)	(0.26)	(0.26)
Distribution From Net Realized Gain on Investments	—	—	— [2]	(0.01)	—

Total Distribution	(0.23)	(0.24)	(0.25)	(0.27)	(0.26)

Net Asset Value, End of Year	$7.27	$7.49	$7.49	$7.27	$7.30

Total Return	0.20%	3.19%	6.59%	3.32%	7.09%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$62.95	$66.89	$66.19	$58.23	$54.61
Ratio of Net Operating Expenses to Average Net Assets	0.50%	0.50%	0.46%	0.50%	0.50%
Ratio of Gross Operating Expenses to Average Net Assets[3]	1.05%	0.90%	0.50%	0.87%	0.97%
Ratio of Net Income to Average Net Assets	3.18%	3.14%	3.36%	3.55%	3.69%
Portfolio Turnover Rate	10%	15%	9%	4%	6%

Notes:

1.	For comparative purposes, per share amounts are based on average shares outstanding.
2.	Amount represents less than $0.01 per share.
3.	Expense ratio before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

44

Excelsior Funds, Inc.

Excelsior Funds Trust

Excelsior Tax-Exempt Funds, Inc.

Investment Adviser

United States Trust Company of New York

114 W. 47th Street

New York, New York 10036

U.S. Trust Company, N.A.

225 High Ridge Road

Stamford, Connecticut 06905

Distributor

BISYS Fund Services Limited Partnership

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

More information about each Fund is available without charge through the following:

Statements of Additional Information (SAIs)

The SAIs dated July 29, 2005, include detailed information about Excelsior Funds, Inc, Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports

These reports contain additional information about the Funds’ investments. The Annual Report also lists each Fund’s holdings and discusses the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

You may obtain an SAI or Annual or Semi-Annual Report free of charge by telephone, by mail, or on the Funds’ website, as follows:

By Telephone:  Call (800) 446-1012 (from overseas, call (617) 483-7297)

By Mail:  Excelsior Funds, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184)

By Internet:  http://www.excelsiorfunds.com

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Excelsior Funds, Inc.’s, Excelsior Funds Trust’s and Excelsior Tax-Exempt Funds, Inc.’s Investment Company Act registration numbers are 811-4088, 811-8490 and 811-4101, respectively.

PRO-FIXEDINC-0705-44680

Excelsior Retirement Shares

July 29, 2005

Excelsior Funds, Inc.

Excelsior Funds Trust

EQUITY INCOME FUND

LARGE CAP GROWTH FUND

CORE BOND FUND

MID-CAP VALUE AND RESTRUCTURING FUND

SMALL CAP FUND

VALUE AND RESTRUCTURING FUND

Investment Adviser

United States Trust Company of New York

U.S. Trust Company, N.A.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Excelsior Funds, Inc. and Excelsior Funds Trust are mutual funds that offer shares in separate investment portfolios (the “Funds”). The Funds have individual investment goals, strategies and risks. This prospectus gives you important information about the Retirement Shares class of the Equity Income and Mid Cap Value and Restructuring (formerly, the Mid Cap Value Fund) Funds of Excelsior Funds Trust and the Large Cap Growth, Core Bond (formerly, the Managed Income Fund), Small Cap and Value and Restructuring Funds of Excelsior Funds, Inc. that you should know before investing. In addition to the Retirement Shares class, which is offered by this prospectus, the Mid Cap Value and Restructuring and Value and Restructuring Funds offer two other classes of shares: Shares and Institutional Shares, and the Equity Income, Large Cap Growth, Core Bond and Small Cap Funds offer one other class of shares: Shares, each of which are offered in separate prospectuses. The Retirement Shares of the Funds offered hereby are generally available only to certain group retirement plans. For more information, please see the section entitled “Purchasing, Selling and Exchanging Fund Shares.” Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. You will find specific information in this prospectus about each of the Funds plus general information on the Funds. You may find additional information in each Fund’s Statement of Additional Information (each, an SAI), which are incorporated by reference into this prospectus. Please read this prospectus carefully before you invest or send money. For more detailed information about each Fund, please see:

Introduction

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

United States Trust Company of New York and U.S. Trust Company, N.A. serve as investment advisers to the Funds (together, the “Adviser”).

Certain Funds in this prospectus invest in “equity securities,” which include common stocks, preferred stocks and warrants, as well as other securities con-vertible into common stocks. Certain Funds invest in “fixed income securities,” which include bonds and other debt securities.

Following is a summary of the principal investment policies, strategies and risks of each of the Funds. Further information about risks associated with investing in the Funds can be found in “More Information About Principal Risks and Strategies” in this prospectus and in the SAIs.

The investment objective of each Fund, other than the Equity Income, Large Cap Growth and Mid Cap Value and Restructuring Funds, is fundamental and may not be changed without the approval of the shareholders. The investment objectives of the Equity Income, Large Cap Growth and Mid Cap Value and Restructuring Funds may be changed without shareholder approval. Except as expressly noted otherwise in the prospectus, each Fund’s investment policies and strategies may be changed without shareholder approval. There can be no assurance that any Fund will be able to achieve its investment objective.

Limitations and restrictions on the level of investment in securities that are discussed in this prospectus and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values that cause a percentage limitation to be exceeded will not necessarily require that securities be sold.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

3

Equity Income Fund

Investment Objective

The investment objective of the Equity Income Fund is total return on assets through capital appreciation and income. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy

The Fund pursues a strategy of generating total return through a combination of current income and the disciplined realization of capital gains. The Fund aims to generate yield that exceeds the current yield of the S&P 500 Index, although there is no guarantee that the Fund will be able to do so.

The Fund invests in stocks that historically pay above-average dividends or that the Adviser believes are likely to grow their dividend. The Adviser focuses on total return: the sum of current dividend income and future price appreciation, with the aim of generating superior overall performance for investors.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The Fund invests in common stocks, preferreds, convertibles and real estate investment trusts (REITs) of U.S. and foreign companies that the Adviser believes have value that is not currently reflected in their market prices. The Adviser generally diversifies the Fund’s investments over a variety of industries and types of companies. The Fund may invest in companies of any size.

The Adviser takes a long-term approach to managing the Fund and through research, identifies companies with characteristics that it believes will lead to future dividend and earnings growth or recognition of their true value.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. These factors contribute to price volatility, which is another principal risk of investing in the Fund. The Fund is also subject to the risk that equity securities may discontinue paying dividends.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund is also subject to risks particular to its investments in convertible securities. The Fund’s investments in the securities of REITs may subject the Fund to the risks associated with the direct ownership of real estate.

When investing in REITs, in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, investments in REITs will cause the Fund to bear its pro rata portion of the REITs management fees and other expenses. As such, the Fund’s shareholders would indirectly bear the expenses of the Fund and the REITs, some or all of which would be duplicative.

The Fund also may be subject to risks particular to its investments in foreign, medium and small capitalization companies. In particular, additional risks associated with investing in foreign companies may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk. Medium and small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies and therefore, stocks of these companies may be more volatile than those of larger companies.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking total return through a diversified portfolio of equity securities, and who are willing to accept the risks of investing in equity securities.

4

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class† from year to year.

Best Quarter 10.72% 12/31/04	Worst Quarter (1.27)% 9/30/04
†	The chart shows returns for the Shares class of the Fund (which are not offered by this prospectus) because the Retirement Shares have not had a full year of operations. All classes of the Fund will have substantially similar gross annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.

The Fund’s Shares class performance for the six month period ending June 30, 2005 was (2.17)%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Standard & Poor’s 500 Composite Stock Price Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Since Inception
Equity Income Fund
Return Before Taxes	13.20%	19.56%	*
Return After Taxes on Distributions	12.74%	19.06%	*
Return After Taxes on Distributions and Sale of Fund Shares	9.00%	16.55%	*
Standard & Poor’s 500 Composite Stock Price Index (reflects no deduction for fees, expenses, or taxes)**	10.88%	19.07%	*

*	Since September 30, 2003.
**	The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Retirement Shares class.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.75%
Other Expenses	0.50	%†
Distribution (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.75%
Less Fee Waivers	(0.15)%	*
Net Annual Fund Operating Expenses	1.60	%*

†	These expenses are based upon estimated amounts for the Retirement Shares class for the current fiscal year.
*	The expense information in the table reflects contractual fee waivers. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.55% until December 31, 2005. From January 1, 2006, until July 31, 2006, the Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.60%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

5

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retirement Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Retirement Shares class would be:

1 Year	3 Years	5 Years	10 Years
$163	$536	$935	$2,050

6

Large Cap Growth Fund

Investment Objective

The Large Cap Growth Fund seeks superior, long-term capital appreciation. The Fund invests in larger companies whose growth prospects, in the opinion of the Adviser, appear to exceed that of the overall market. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of large U.S. and foreign companies that have market capitalizations that are consistent with the market capitalizations of companies included in the Russell 1000 Growth Index (the “Index”), as such Index is reconstituted annually. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. As of June 30, 2005, the market capitalization of companies in the Index ranged from $0.8 billion to $367 billion. The market capitalizations of the companies in the Fund’s portfolio may vary in response to changes in the markets. The Fund will not automatically sell stock of a company it already owns just because its market capitalization falls below the market capitalization of companies that are included in the Index at that time.

The Adviser takes a long-term approach to managing the Fund and invests in companies with characteristics that it believes will lead to future earnings growth or recognition of their true value. In selecting particular investments, the Adviser applies a bottom-up investment approach designed to identify the best companies in the most rapidly growing industries. Frequently, these are well established companies that are positioned to provide solutions to or benefit from complex social and economic trends. However, the Fund also may invest in smaller, high growth companies when the Adviser expects their earnings to grow at an above-average rate.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund also may be subject to risks particular to its investments in foreign companies. Risks associated with investing in foreign securities may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking total return through a diversified portfolio of equity securities, and who are willing to accept the risks of investing in equity securities of larger companies.

7

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class† from year to year.

Best Quarter	Worst Quarter
39.37%	(28.35)%
12/31/98	3/31/01

†	The chart shows returns for the Shares class of the Fund (which are not offered by this prospectus) because the Retirement Shares have not had a full year of operations. All classes of the Fund will have substantially similar gross annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.

The Fund’s Shares class performance for the six month period ending June 30, 2005, was (0.82)%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Russell 1000 Growth Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception
Large Cap Growth Fund
Return Before Taxes	14.73%	(13.46)%	2.70%*
Return After Taxes on Distributions	14.73%	(13.46)%	2.70%*
Return After Taxes on Distributions and Sale of Fund Shares	9.57%	(10.87)%	2.32%*
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)***	6.30%	(9.29)%	1.96%*	*

*	Since October 1, 1997
**	Since September 30, 1997
***	The Russell 1000 Growth Index is an unmanaged index composed of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is composed of the 1000 largest U.S. companies by market capitalization.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Retirement Shares class.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.75%
Other Expenses	0.52%	†
Distribution (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.77%
Less Fee Waivers	(0.07)%	*
Net Annual Fund Operating Expenses	1.70%	*
†	These expenses are based upon estimated amounts for the Retirement Shares class for the current fiscal year.
*	The expense information in the table reflects contractual fee waivers. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.55% until December 31, 2005. From January 1, 2006, until July 31, 2006, the Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.70%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

8

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retirement Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Retirement Shares class would be:

1 Year	3 Years	5 Years	10 Years
$173	$550	$953	$2,078

9

Core Bond Fund

Investment Objective

The Core Bond Fund seeks high current income consistent with what is believed to be prudent risk of capital.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other fixed income securities. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The Fund invests primarily (at least 65% of its assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and U.S. corporate issuers, including mortgage-backed securities, rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest up to 20% of its assets in preferred stock, up to 25% of its assets in dollar-denominated fixed income securities of foreign issuers or foreign governments or U.S. companies located outside the United States and/or may place up to 25% of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called “high yield” or “junk bonds.”

There is no limit on the Fund’s dollar-weighted average portfolio maturity or on the maximum maturity of a particular security. The Adviser manages the Fund’s average portfolio maturity in light of current market and economic conditions to provide a competitive current yield and reasonable principal volatility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve, and the difference in yield and valuation among sectors of the fixed-income market place. Until July 29, 2005, the Fund was named the Managed Income Fund.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund also may be subject to risks particular to its investments in foreign fixed income securities. Risks associated with investing in foreign securities may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk.

Junk bonds are considered speculative, involve greater risks of default or down-grade and are more volatile than investment grade securities.

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

In pursuit of its principal investment strategy, the Fund, on occasion, may experience a portfolio turnover rate in excess of 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to the Fund, the Fund’s distributions of taxable income may increase.

The price of the Fund’s shares is expected to have a medium level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking current income through a diversified portfolio of fixed income securities, and who are willing to accept the risks of investing in fixed income securities of varying maturities.

10

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class† from year to year.

Best Quarter 8.09% 6/30/95	Worst Quarter (3.68)% 3/31/96

†	The chart shows returns for the Shares class of the Fund (which are not offered by this prospectus) because the Retirement Shares have not had a full year of operations. All classes of the Fund will have substantially similar gross annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.

The Fund’s Shares class performance for the six month period ending June 30, 2005, was 2.60%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Lehman Brothers Aggregate Bond Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Core Bond Fund
Return Before Taxes	4.71%	7.62%	7.52%
Return After Taxes on Distributions	3.12%	5.49%	5.16%
Return After Taxes on Distributions and Sale of Fund Shares	3.12%	5.25%	5.01%
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	4.34%	7.71%	7.72%

*	The Lehman Brothers Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Retirement Shares class.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.75%
Other Expenses	0.51%	†
Distribution (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.76%
Less Fee Waivers	(0.36)%	*
Net Annual Fund Operating Expenses	1.40%	*

†	These expenses are based upon estimated amounts for the Retirement Shares class for the current fiscal year.
*	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.40%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

11

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retirement Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Retirement Shares class would be:

1 Year	3 Years	5 Years	10 Years
$143	$519	$920	$2,043

12

Mid Cap Value and Restructuring Fund

Investment Objective

The Mid Cap Value and Restructuring Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of mid-sized companies that have market capitalizations that are consistent with the market capitalizations of the companies included in the Russell Mid Cap Value Index (the “Index”), as such Index is reconstituted annually. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. As of June 30, 2005, the market capitalization of the companies in the Index ranged from $0.85 billion to $14.51 billion. The Fund will not automatically sell stock of a company it already owns just because the company’s market capitalization falls below or rises above the market capitalization of companies that qualify for inclusion in the Index. The Fund invests primarily in common stocks of U.S. and foreign companies whose share price, in the opinion of the Adviser, does not reflect the economic value of the company’s assets, but where the Adviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the Adviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations will offer significant value to the issuer and increase its investment potential. The Adviser may select companies of any size for the Fund and the Fund invests in a diversified group of companies across a number of different industries. Until July 29, 2005, the Fund was named the Mid-Cap Value Fund.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. The Fund is also subject to the risk that an anticipated restructuring or business combination event may fail to occur or occurs and fails to produce reasonably anticipated benefits. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund invests in companies undergoing restructuring activities and is subject to the risk that such companies have filed or in the future will be forced to file for protection from creditors under the U.S. Bankruptcy Code. If a company files for bankruptcy, the Fund may lose the value of its investment in such company.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

The Fund also may be subject to risks particular to its investments in foreign companies. Risks associated with investing in foreign companies may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking growth of capital through a diversified portfolio of equity securities, and who are willing to accept the risks of investing in equity securities.

13

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class† from year to year.

Best Quarter	Worst Quarter
26.76%	(20.67)%
12/31/99	9/30/02

†	The chart shows returns for the Shares class of the Fund (which are not offered by this prospectus) because the Retirement Shares have not had a full year of operations. All classes of the Fund will have substantially similar gross annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.

The Fund’s Shares class performance for the six month period ending June 30, 2005, was 0.05%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Russell Mid Cap Index and the Russell Mid Cap Value Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception
Mid Cap Value and Restructuring Fund
Return Before Taxes	15.18%	9.67%	16.73%	*
Return After Taxes on Distributions	14.95%	7.03%	14.43%	*
Return After Taxes on Distributions and Sale of Fund Shares	10.16%	6.94%	13.69%	*
Russell Mid Cap Index (reflects no deduction for fees, expenses, or taxes)***	20.22%	7.59%	11.79%	**
Russell Mid Cap Value Index (reflects no deduction for fees, expenses, or taxes)****	23.71%	13.48%	13.52%	**

*	Since June 1, 1996
**	Since May 31, 1996
***	The Russell Mid Cap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.
****	The Russell Mid Cap Value Index measures the performance of Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Retirement Shares class.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.65%
Other Expenses	0.50%	†
Distribution (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.65%
Less Fee Waivers	(0.01)%	*
Net Annual Fund Operating Expenses	1.64%	*

†	These expenses are based upon estimated amounts for the Retirement Shares class for the current fiscal year.
*	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.64%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

14

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retirement Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Retirement Shares class would be:

1 Year	3 Years	5 Years	10 Years
$167	$519	$896	$1,954

15

Small Cap Fund

Investment Objective

The Small Cap Fund seeks long-term capital appreciation by investing primarily in companies with capitalization of $1.5 billion or less.

On May 20, 2005, the Board of Directors approved a proposal to remove from the Fund’s investment objective the requirement that the Fund invest primarily in companies with market capitalizations of $1.5 billion or less and to make the Fund’s investment objective non-fundamental, so that it may be changed in the future without shareholder approval. This change must be approved by the shareholders of the Fund before it is effective. The Fund will hold a special meeting of shareholders in the near future to consider this proposal (“Special Meeting”). If this proposal is not approved at the Special Meeting, the Fund’s current investment objective will remain unchanged.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller U.S.-based companies. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The Fund invests in common stocks and convertibles of companies that tend to be in the early stages of development and the Adviser believes they have the potential to achieve substantial long-term earnings growth. The Fund will not automatically sell stock of a company it already owns just because its market capitalization rises above $1.5 billion.

In selecting investments for the Fund, the Adviser applies a bottom-up investment approach designed to identify innovative companies whose potential is not yet reflected in their market values.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. In addition, stocks of small capitalization companies are less liquid and more thinly traded. Therefore, stocks of these companies may be more volatile than those of larger companies.

In pursuit of its principal investment strategy, the Fund, on occasion, may experience a portfolio turnover rate in excess of 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to the Fund, the Fund’s distributions of taxable income may increase.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking capital appreciation through a diversified portfolio of equity securities, and who are willing to tolerate the risks of investing in smaller companies.

16

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class† from year to year.

Best Quarter 29.04% 6/30/03	Worst Quarter (24.77)% 9/30/98

†	The chart shows returns for the Shares class of the Fund (which are not offered by this prospectus) because the Retirement Shares have not had a full year of operations. All classes of the Fund will have substantially similar gross annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.

The Fund’s Shares class performance for the six month period ending June 30, 2005, was (4.29)%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Russell 2000 Index. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Small Cap Fund
Return Before Taxes	22.66%	8.24%	8.75%
Return After Taxes on Distributions	22.66%	7.82%	8.13%
Return After Taxes on Sales of Fund Shares	14.73%	6.93%	7.37%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)*	18.33%	6.61%	11.54%

*	The Russell 2000 Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Retirement Shares class.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.60%	*
Other Expenses	0.47%	†
Distribution (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.57%	**
†	These expenses are based upon estimated amounts for the Retirement Shares class for the current fiscal year.
*	On July 28, 2005, the Board of Directors approved a proposal to increase the management fee of the Small Cap Fund from 0.60% to 0.75%. This proposal must be approved by the Fund’s shareholders before it is effective and the shareholders will be asked to consider this proposal at the Special Meeting. If approved, the new management fee will be 0.75% of the Fund’s average daily net assets.
**	The expense information in the table reflects contractual fee waivers. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.55% until December 31, 2005. From January 1, 2006, until July 31, 2006, the Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.75%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retirement Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Retirement Shares class would be:

1 Year	3 Years	5 Years	10 Years
$160	$496	$855	$1,867

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Value and Restructuring Fund

Investment Objective

The Value and Restructuring Fund seeks long-term capital appreciation. The Fund seeks to achieve this objective by investing in companies that will benefit from their restructuring or redeployment of assets and operations in order to become more competitive or profitable.

Principal Investment Strategy

The Fund invests primarily (at least 65% of its assets) in common stocks of U.S. and foreign companies whose share price, in the opinion of the Adviser, does not reflect the economic value of the company’s assets, but where the Adviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the Adviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The Adviser may select companies of any size for the Fund and the Fund invests in a diversified group of companies across a number of different industries.

Principal Risks

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Such fluctuations commonly occur when individual companies report poor results or are affected by industry and/or economic trends and developments. The Fund is also subject to the risk that an anticipated restructuring or business combination event may fail to occur or occurs and fails to produce reasonably anticipated benefits. These factors contribute to price volatility, which is another principal risk of investing in the Fund.

Because the Fund invests in common stocks, the Fund is also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the Fund. The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund invests in companies undergoing restructuring activities and is subject to the risk that such companies have filed or in the future will be forced to file for protection from creditors under the U.S. Bankruptcy Code. If a company files for bankruptcy, the Fund may lose the value of its investment in such company.

The Fund also may be subject to risks particular to its investments in foreign, small and medium capitalization companies. In particular, additional risks associated with investing in foreign companies may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk. Medium and small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies and therefore, stocks of these companies may be more volatile than those of larger companies.

The price of the Fund’s shares is expected to have a high level of volatility.

You may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Investors seeking long-term capital appreciation through a diversified portfolio of equity securities, and who are willing to bear the risks of investing in equity securities.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Shares class† from year to year.

Best Quarter 28.03% 12/31/99	Worst Quarter (20.46)% 9/30/98

†	The chart shows returns for the Shares class of the Fund (which are not offered by this prospectus) because the Retirement Shares have not had a full year of operations. All classes of the Fund will have substantially similar gross annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.

The Fund’s Shares class performance for the six month period ending June 30, 2005, was 2.36%.

This table compares the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004, to those of the Standard & Poor’s 500 Composite Stock Price Index and the Russell 1000 Value Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Value and Restructuring Fund
Return Before Taxes	19.36%	6.62%	17.47%
Return After Taxes in Distributions	19.21%	6.35%	16.90%
Return After Taxes in Distributions and Sale of Fund Shares	12.76%	5.56%	15.52%
Standard & Poor’s 500 Composite Stock Price Index (reflects no deduction for fees, expenses, or taxes)*	10.88%	(2.30)%	12.07%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)**	16.49%	5.27%	13.83%

*	The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.
**	The Russell 1000 Value Index is an unmanaged index composed of the companies with lower price-to-book ratios and lower forecasted growth values in the Russell 1000 Index. The Russell 1000 Index is composed of the 1,000 of the largest U.S. companies by market capitalization.

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Retirement Shares class.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.60%
Other Expenses	048%	†
Distribution (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.58%	*

†	These expenses are based upon estimated amounts for the Retirement Shares class for the current fiscal year.
*	The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 1.64%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser”.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retirement Shares class for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Retirement Shares class would be:

1 Year	3 Years	5 Years	10 Years
$161	$499	$860	$1,878

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More Information About Principal Risks and Strategies

Each Fund has its own investment goal, strategies and risks. United States Trust Company of New York and U.S. Trust Company, N.A. invest Fund assets in a way that they believe will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity Risk

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in these securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

All investments in equity securities are subject to risk. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate substantially from day to day. Owning an equity security can also subject a fund to the risk that the issuer may discontinue paying dividends.

Investments in common stocks are also subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

The Funds will also be subject to risks particular to their investments in convertible securities. These securities may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible debt securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible debt securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stock on an issuer’s capital structure and are consequently of higher quality and generally entail less risk than the issuer’s common stock.

Management Risk

The Adviser continuously evaluates each Fund’s holdings, purchases and sales with a view to achieving a Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. If the Adviser is incorrect in its assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Foreign Security Risks

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments may not be subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for foreign custodial arrangements may be higher than expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and in -

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terest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Currency Risk

As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. Investments in foreign securities denominated in foreign currencies involve additional risks, including: (i) the Fund may incur substantial costs in connection with conversions between various currencies; (ii) only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets; and (iii) securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund’s investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Liquidity Risk

The Fund may not be able to pay redemption proceeds within the time period stated in this prospectus, because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed income securities or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events or adverse investor perceptions whether or not accurate.

Expropriation Risk

Foreign governments may expropriate the Funds’ investments either directly by restricting the Funds’ ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Funds’ investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Funds to pursue and collect a legal judgment against a foreign government.

Emerging Market Risk

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. The nature of investing in emerging market companies involves a greater level of risk than would be associated when investing in more established companies. These companies may have limited product lines, markets or financial resources and may lack management depth since they have not been tested by time or the marketplace. The securities of emerging market companies often have limited marketability and may be subject to more volatile market movements than securities of larger, more established growth companies or the market averages in general. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Frequent Trading

The Funds discourage and do not knowingly accommodate short-term or excessive trading (including by means of exchanges) (“frequent trading”) of their shares by shareholders and maintain procedures reasonably designed to detect and deter such frequent trading, which is sometimes referred to as market timing. Frequent trading may interfere with the efficient management of a Fund’s portfolio, as it may result in a Fund maintaining higher cash balances than it otherwise would or cause a Fund to sell portfolio securities at a time when it otherwise would not. Frequent trading may also result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a Fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a Fund.

In addition, to the extent a Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its net asset value per share (NAV), frequent trading by some shareholders may, in certain circumstances, dilute the value of Fund shares held by other shareholders. This may occur when an event that affects the value of the foreign security takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV. Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage). If this occurs, frequent traders who attempt this type of price arbitrage may dilute the value of a Fund’s shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities, if those prices have not been adjusted to reflect

23

a change in the fair value of the foreign securities. In an effort to prevent price arbitrage, each Fund has procedures designed to adjust closing market prices of foreign securities before it calculates its NAV when it believes such an event has occurred. Prices are adjusted to reflect what the Fund believes are the fair values of these foreign securities at the time the Fund determines its NAV (called fair value pricing). Fair value pricing, however, involves judgments that are inherently subjective and inexact, since it is not possible to always be sure when an event will affect a market price and to what extent. As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage.

In addition, to the extent a Fund invests in securities of issuers located in emerging markets, such securities may be less liquid or more thinly-traded than securities of issuers in more developed markets. Developments affecting issuers of thinly-traded or less liquid securities will not be reflected in their market price until the security again trades in the marketplace. Frequent traders may seek to exploit this delay by engaging in price arbitrage, in this case by buying or selling shares of a Fund prior to the time of the adjustment of the market price of securities in its portfolio. This may result in the dilution in the value of a Fund’s shares. The risk of price arbitrage also exists with thinly-traded securities of issuers located in the United States, such as high yield bonds and some small cap equity securities. A Fund will employ fair value pricing to these types of securities if it determines that the last quoted market price no longer represents the fair value of the security.

Each Fund has policies and procedures in place to identify and reject purchase orders and new accounts from persons whom the Fund has found to engage in frequent trading in contravention of the Fund’s policies. Generally, the Funds’ policies provide that any shareholder identified as having engaged in a pattern of purchase, sale and purchase or sale, purchase and sale, within a 45 day period in a Fund will be deemed to be frequent trading in the Fund and the Adviser will implement procedures to prevent future frequent trading by such shareholder. Under the Funds’ policies, exchanges from one Fund to another are deemed to be a sale with respect to the originating Fund and a purchase into the recipient Fund. The Funds currently do not treat the following types of purchases, redemptions and exchanges as prohibited frequent trading (collectively, “Transactions”): (i) Transactions solely in money market funds; (ii) Transactions resulting from bona fide investment decisions of a professional investment adviser or other institution with respect to eligible asset allocation programs; (iii) Transactions involving shares acquired through the reinvestment of dividends and capital gains; (iv) Transactions by an investor who has established an eligible automated purchase, exchange, rebalancing or redemption plan with the Funds; (v) Transactions resulting from the death or disability of a shareholder; (vi) Transactions involving shares transferred from another account in the same Fund or shares converted from another class of shares of the same Fund; and (vii) Transactions initiated by a Fund (e.g., for failure to meet applicable account minimums). Each Fund reserves the right to amend these categories and to determine whether a particular transaction qualifies for any such category, at its discretion.

Each Fund retains the right to reject any purchase or exchange order without prior notice to shareholders and to change or cancel the exchange privilege, in each case at each Fund’s discretion. The Funds’ right to reject an exchange order will not prevent a shareholder from redeeming his/her shares.

Shareholders seeking to engage in frequent trading may deploy a variety of strategies to avoid detection and despite the efforts of the Funds, there is no guarantee that the Funds’ procedures will in fact be able to identify all frequent trading or that such activity can be completely eliminated. The ability of the Funds and their agents to detect and curtail frequent trading practices is limited by operational systems and technological limitations. For example, a significant portion of the assets in the Funds are invested by financial intermediaries on behalf of their clients, often in omnibus accounts where individual shareholder investments are aggregated by the intermediary and a single account is opened with a Fund. Omnibus accounts are common among financial intermediaries and may be established for a variety of legitimate purposes, including promoting efficiency of account administration and the privacy of customer financial information. When a financial intermediary maintains an omnibus account with a Fund, the identity of the particular shareholders that make up the omnibus account is often not known to the Fund.

The Funds do not always know and cannot always reasonably detect frequent trading which may occur or be facilitated by financial intermediaries, particularly with regard to trading by shareholders in omnibus accounts. There may exist multiple tiers of omnibus accounts within a financial intermediary, which may further compound the difficulty to a Fund and its agents of detecting frequent trading in omnibus accounts. In addition, some financial intermediaries, particularly with respect to group retirement plans, do not have the ability to apply

24

the Funds’ frequent trading policies and procedures to the underlying shareholders investing in the Funds, either because they do not have the systems capability to monitor such trades or they do not have access to relevant information concerning the underlying accounts. In these cases, the Funds will not be able to determine whether frequent trading by the underlying shareholders is occurring. Accordingly, the ability of the Funds to monitor and detect frequent trading through omnibus accounts is extremely limited, and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in frequent trading through omnibus accounts or to curtail such trading. In seeking to identify and prevent frequent trading in omnibus accounts, the Funds will consider the information that is actually available at the time and attempt to identify suspicious trading patterns on the omnibus account level. If frequent trading in violation of a Fund’s policies is detected in omnibus accounts, the Fund, pursuant to contractual arrangements it maintains with the financial intermediary, will take steps with the assistance of those intermediaries to try to prevent the reoccurrence of such trading. Those steps may range from providing warning letters to shareholders or blocking such accounts from making future purchases or exchanges (but not redemptions) from the Funds.

Small Cap Risk

Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. In addition, stocks of small capitalization companies are less liquid and more thinly traded. Therefore, small capitalization stocks may be more volatile than those of larger companies.

Mid Cap Risk

Medium capitalization companies may be more vulnerable to adverse business or economic events than larger companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

Technology Risk

Certain Funds may invest in securities of issuers engaged in the technology sector of the economy. These securities may underperform stocks of other issuers or the market as a whole. To the extent that the Funds invest in issuers conducting business in the technology market sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market sector. Competitive pressures may significantly impact the financial condition of technology companies. For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles, and many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufacturers, and may experience difficulties in managing growth. In addition, securities of technology companies may experience dramatic price movements that have little or no basis in fundamental economic conditions. As a result, a Fund’s investment in technology companies may subject it to more volatile price movements.

Fixed Income Risk

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases. Duration approximates the price sensitivity of a security to changes in interest rates. In contrast to maturity which measures only time until final payment, duration combines consideration of yield, interest payments, final maturity and call features.

Call Risk

During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause the Fund’s average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Credit Risk

The possibility that an issuer will be unable to make timely payments of either principal or interest. The Adviser performs credit analyses on all issuers of securities in which the Fund invests. Such analyses are based on information that is publicly available about issuers, and this information and/or the Adviser’s analyses may be incomplete or incorrect.

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Extension Risk

An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to invest in higher yielding securities.

Event Risk

Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund’s multiple holdings.

High-Yield, Lower Rated Securities Risk

High-Yield, Lower Rated Securities are subject to additional risks associated with investing in high-yield securities, including:

•	Greater risk of default or price declines due to changes in the issuer’s creditworthiness.
•	A thinner and less active market which may increase price volatility and limit the ability of the Fund to sell these securities at their carrying values.
•	Prices for high-yield, lower rated securities may be affected by investor perception of issuer credit quality and the outlook for economic growth, such that prices may move independently of interest rates and the overall bond market.

Mortgage-Backed Securities Risk

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

U.S. Government Securities

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, the Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.
•	Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration (“FHA”).
•	Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.
•	Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the

26

credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Temporary Investments

The investments and strategies described in this prospectus are those that are used under normal conditions. During adverse economic, market or other conditions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund’s objective. A Fund may not achieve its goal when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

More Information About Fund Investments

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These other investments and strategies, which are not principal investments or strategies of the Funds, are described in detail in the Funds’ SAIs.

Disclosure of Portfolio Holdings

A schedule of the Funds’ top ten portfolio holdings, current as of the end of each calendar quarter, will be available on the Funds’ website no earlier than 15 days after the end of each quarter. This information will be updated quarterly. The most recent schedule is available on the Funds’ website at http://www.excelsiorfunds.com or by calling toll free at (800) 446-1012. The Funds may terminate or modify this policy at any time without further notice to shareholders. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in their SAIs.

Investment Adviser

United States Trust Company of New York and U.S. Trust Company, N.A. (together, the “Adviser”) acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”). Charles R. Schwab is the founder, Chairman and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation’s largest financial services firms and the nation’s largest electronic brokerage firm, in each case measured by customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, “U.S. Trust”) is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On June 30, 2005, U.S. Trust had approximately $104 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company, N.A. is headquartered in Greenwich, Connecticut.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program.

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information regarding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are utilized by these Funds, wealth managers of U.S. Trust and Schwab and its affiliates. It is U.S. Trust’s intention to distribute this information as simultaneously as possible to all recipients. However, where the investment adviser of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the securities subject to research.

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The Board of Directors of Excelsior Funds, Inc. and the Board of Trustees of Excelsior Funds Trust supervise the Adviser and establishes policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 2005, the Adviser received advisory fees after waivers, as a percentage of average daily net assets, of:

Equity Income Fund	0.55%
Large Cap Growth Fund	0.54%
Core Bond Fund	0.40%
Mid Cap Value and Restructuring Fund	0.58%
Small Cap Fund	0.59%*
Value and Restructuring Fund	0.60%

The Adviser has contractually agreed to waive fees to keep the Funds’ net annual fund operating expenses from exceeding the percentages stated in the “Annual Fund Operating Expenses” section for each Fund. This waiver agreement may not be terminated before July 31, 2006. In addition, the agreement will renew automatically for an additional 12 month period unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term.

* The Board of Directors has approved, and recommended to shareholders for their approval, an increase in the advisory fee for the Small Cap Fund. See “Introduction—Small Cap Fund”, above.

Portfolio Managers

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to- day management of the Funds’ portfolios. The SAIs have more detailed information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Thomas W. Vail and Brian V. DiRubbio have served as the Equity Income Fund’s portfolio co-managers since 2003. Mr. Vail and Mr. DiRubbio are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Vail, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1993. Mr. DiRubbio, a Senior Vice President and Portfolio Manager, has been with U.S. Trust since 1997.

Alexander D. Powers and Michael Zazzarino serve as the Core Bond Fund’s portfolio co-managers. Mr. Powers is primarily responsible for the day-to-day management of the Fund’s portfolio. He has been the Fund’s portfolio manager or co-manager since August 1997. Mr. Powers, a Managing Director, has been with U.S. Trust since 1996. Mr. Zazzarino, a Managing Director, has been the Fund’s portfolio co-manager since joining U.S. Trust in March 2005. Prior to joining U.S. Trust, he was a Vice President and Portfolio Manager in the Core Fixed Income Group at Brown Brothers Harriman from December 1998 to February 2005.

Timothy Evnin and John McDermott, CFA, serve as the Mid Cap Value and Restructuring Fund’s portfolio co-managers. Mr. Evnin and Mr. McDermott are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Evnin, a Managing Director and Senior Portfolio Manager has been with U.S. Trust since 1987. Mr. McDermott, a Senior Vice President and Portfolio Manager, has been with U.S. Trust since 1996.

Douglas H. Pyle and Jennifer Byrne, CFA, serve as the Small Cap Fund’s portfolio co-managers. Mr. Pyle is primarily responsible for the day-to-day management of the Fund’s portfolio. He is a Managing Director of U.S. Trust Company, and has been with U.S. Trust since 1999. Ms. Byrne, a Senior Vice President, oversees institutional client portfolio management at U.S. Trust and has been with U.S. Trust since 1999. Prior to joining U.S. Trust, she held a similar position at Radnor Capital Management.

David J. Williams, Timothy Evnin and John McDermott, CFA serve as the Value and Restructuring Fund’s portfolio co-managers. Mr. Williams is primarily responsible for the day-to-day management of the Fund’s portfolio. He has served as the Fund’s portfolio manager or co-manager since the Fund’s inception. Mr. Williams, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1987. A description of Mr. Evnin’s and Mr. McDermott’s business experiences is provided above.

Thomas M. Galvin, CFA serves as the portfolio manager for the Large Cap Growth Fund. Mr. Galvin, President and Chief Investment Officer of the Growth Equity Division, which manages large-cap growth investments, has been with U.S. Trust since February 2003. Prior to joining U.S. Trust, Mr. Galvin spent nearly five years as Chief Investment Officer and equity strategist of Credit Suisse First Boston (CSFB) in New York and Donaldson, Lufkin & Jenrette, which was acquired by CSFB.

Research analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

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Legal Proceedings

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September, 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have cooperated with respect to these Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have focused on circumstances in which a small number of parties were permitted to engage in short-term trading of certain Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading in the Companies.

Five class actions filed against the Companies and two derivative actions purportedly brought on behalf of each of the Companies and each of the funds have been transferred to the United District Court for the District of Maryland for coordinated or consolidated pre-trial proceedings in a matter styled In Re Mutual Funds Investment Litigation, MDL Docket No. 1586. Lead plaintiffs were appointed and additional defendants were added (generally consisting of current and former directors and officers of the Companies) The five class actions were then consolidated and a single amended complaint was filed on or about September 29, 2004. Plaintiffs in the consolidated class action are seeking unspecified monetary damages from claimed injuries arising from allegedly illegal and improper mutual fund trading practices, as well as disgorgement of investment advisory fees, rescission and restitution of unspecified funds. The two derivative actions were also consolidated into a new amended complaint, also filed on or about September 29, 2004. Plaintiffs in the consolidated derivative action are seeking, on behalf of the Companies, unspecified monetary damages for similar claimed injuries, as well as removal of Excelsior Fund directors, removal of U.S. Trust as advisor to the Excelsior Funds, rescission of its investment advisory contracts and disgorgement of management fees and compensation relating to the Excelsior Funds.

The defendants in the consolidated actions have moved to dismiss such actions. The defendants will not be required to answer the complaints until such motions have been decided, and discovery in the actions is currently stayed.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending private lawsuits and Investigations will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

Purchasing, Selling and Exchanging Fund Shares

This section explains how to purchase, sell (sometimes called “redeem”) and exchange Retirement Shares of the Funds.

Retirement Shares

•	No sales charge
•	12b-1 fees

Retirement Shares are offered to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund (“group retirement plans”). While there is no limit in the size of a group retirement plan that may purchase Retirement Shares, Retirement Shares generally are offered to smaller group retirement plans (typically that have plan assets of $10 million or less). Retirement Shares are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and Individual 403(b) plans. For information on how to open an account and set up procedures for placing transactions call (800) 446-1012 (from overseas, call (617) 483-7297). Participants in group retirement plans who desire to invest through such plans with which they have an account should contact their plan sponsor for information on how to invest in the Retirement Shares and for information regarding their accounts.

Plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for the group retirement plans as to the purchase, sale or exchange of shares of a Fund, including maximum and minimum initial investment requirements, that are different from those described in this prospectus. The group retirement plans also may not offer all classes of shares of a Fund. In order to enable participants investing through the group retirement plans to purchase shares of a Fund, the maximum and minimum investment amounts maybe differ -

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ent for shares purchased through the group retirement plans from those described in this prospectus. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in this prospectus and the SAIs. A Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

Group retirement plans with plan assets in excess of $10 million are eligible to purchase the Shares class. Since the Shares class has lower expenses than the Retirement Shares class, plans eligible for the Shares class should purchase the Shares class. Group retirement plans that have assets of up to $10 million should purchase the Retirement Shares class.

How to Purchase Fund Shares

•	Group retirement plans (“Investors”) may purchase shares directly by:
•	Mail
•	Wire
•	Telephone, or
•	Automated Clearinghouse (ACH)

To purchase shares, please call (800) 446-1012 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. For payment by check, checks should be made payable in U.S. dollars, to “Excelsior Funds” and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

State Street Bank & Trust

ABA#011000028

DDA#99055352

Specify Excelsior Fund Name

Fund Account Number

Account Registration

Investors making initial investments by wire must promptly complete the application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities. Excelsior Funds has adopted such policies and procedures, including procedures to verify the identity of customers opening new accounts. Until such verification is made, Excelsior Funds may temporarily limit additional share purchases. Excelsior Funds also may limit additional share purchases or close an account if it is unable to verify a customer’s identity. In addition, Excelsior Funds and their agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where a Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by a Fund or its agents that there is a dispute between the registered or beneficial account owners.

General Information

Investors may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a “Business Day”). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund’s transfer agent receives your purchase request in good order. We consider requests to be in “good order” when all required documents (including the accompanying payment as described above) are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time (the “Evaluation Time”). So, for you to receive the current Business Day’s NAV, the Funds’ transfer agent must receive your purchase request in good order before the Evaluation Time.

How We Calculate NAV

NAV of each class of the Funds is the value of the assets attributable to the class less liabilities attributable to the class divided by the number of outstanding shares of the class.

The Funds generally value short-term fixed income and money market securities with remaining maturities of 60

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days or less at amortized cost. Securities for which market quotations are readily available are valued at their current market value, as determined by such quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies and procedures established by the Board of Directors/Trustees. In accordance with these policies and procedures, the Boards of Directors/Trustees have delegated to the Adviser the responsibility to oversee the implementation of these policies and procedures. The Adviser has established a Pricing Committee to fulfill this function. The Pricing Committee, in accordance with the Funds’ pricing policies and procedures, is responsible for making fair value determinations. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day. For securities traded principally on foreign exchanges, a Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of the Fund’s NAV, which the Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the Evaluation Time. Fair value pricing may also be used to value restricted securities (which may include junk bonds) held by a Fund or to value securities where the Fund has determined, because of the lack of recent meaningful trading activity for the security, that the most recent market quotation no longer represents the securities current market value. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Some Funds may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these securities may change on days when you cannot purchase or sell Fund shares.

How to Sell Your Fund Shares

Investors may sell shares by:

•	Mail
•	Telephone, or
•	Automated Clearinghouse (ACH)

Investors may sell (sometimes called “redeem”) shares by following the procedures established when they opened their account or accounts. Investors should call (800) 446-1012 (from overseas, call (617) 483-7297) with any questions.

Investors may sell your shares by sending a written request for redemption to:

Excelsior Funds

c/o Boston Financial Data Services, Inc.

P.O. Box 8529

Boston, MA 02266-8529

Investors should be sure to indicate the name of the Fund, the number of shares to be sold, the account number and should be sure to sign the request.

If an Investor previously indicated on the account application or arranged in writing to do so, an Investor may sell (sometimes called “redeem”) shares on any Business Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 483-7297). Shares will not be redeemed by the Fund unless all required documents have been received by the Fund.

The sale price of each share will be the next NAV determined after the Funds’ transfer agent receives the request in good order.

Receiving Your Money

Normally, we will send sale proceeds the Business Day after we receive a request in good order. The proceeds can be wired to a bank account or sent by check. If an Investor recently purchased shares by check, redemption proceeds

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may not be available until the check has cleared (which may take up to 15 days from the date of purchase).

Redemptions in Kind

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of the redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that shares would ever be redeemed in kind, but if they were an Investor would probably have to pay transaction costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If the account balance drops below $500 because of redemptions, an Investor may be required to sell shares. But, we will always give an Investor at least 60 days’ written notice to give an Investor time to add to the account and avoid the sale of shares.

Suspension of Your Right to Sell Your Shares

A Fund may suspend an Investor’s right to sell shares if the NYSE restricts trading, or if the SEC declares an emergency. More information about this is in the Funds’ SAIs.

How to Exchange Your Shares

Investors may exchange shares on any Business Day for Retirement Shares of any portfolio of Excelsior Funds Trust or Excelsior Funds, Inc. In order to protect other shareholders, exchanges may be limited if it is in the best interests of a Fund or its shareholders. This limitation is not intended to limit a shareholder’s right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

If an Investor recently purchased shares by check, an Investor may not be able to exchange shares until the check has cleared (which may take up to 15 days from the date of purchase). This exchange privilege may be changed or canceled at any time.

When an Investor exchanges shares, they are really selling their shares and buying other Fund shares. So, the sale price and purchase price will be based on the NAV next calculated after the Fund receives the exchange request in good order. An exchange of shares for shares in another fund is a taxable event.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not liable for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine, provided that the Funds follow their telephone transaction procedures. If an Investor transacts with a Fund over the telephone, it will generally bear the risk of any loss.

Authorized Intermediaries

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Funds shares. Some of these organizations may charge a fee for these transactions. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Shareholder and Administrative Services

The Funds are permitted to pay a fee of up to 0.25% of the average daily net assets of a Fund to certain organizations for providing shareholder and administrative services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange request, providing periodic account statements and other administrative services.

Distribution of Fund Shares

The Funds have adopted a distribution plan that allows the Retirement Shares of the Funds to reimburse their Distributor or other providers for costs and expenses incurred in providing services relating to the offering and sale of such shares in an amount not to exceed the annual rate at 0.50% of the average daily net asset value of each Fund’s outstanding Retirement Shares. These 12b-1 fees are paid out of the Fund’s assets on an ongoing basis and, therefore, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges. In many cases, these 12b-1 fees are expected to be used by the recipient(s) to offset what would otherwise be additional fees and expenses charged by third-party administrators to qualified group retirement plans.

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To the extent allowable under NASD rules, the Funds’ distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of any rule 12b-1 distribution fees that may be paid by the Funds and available for such expenditure from time to time. Subject to NASD regulation, compensation may include promotional and other merchandise, and sponsorship or funding of sales and training programs and other special events. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a training or educational nature.

The Adviser or an affiliate may, from time to time, out of its own financial resources, make cash payments to some but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of the Funds and/or to promote retention of their customers’ assets in the Funds. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds or to shareholders in the Funds, including (without limitation) shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount. The Adviser negotiates the level of payments described above to any particular broker, dealer or intermediary with each firm.

Dividends and Distributions

The Equity Funds distribute dividends from their income quarterly. The Core Bond Fund distributes income by declaring a dividend daily and paying accumulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice. Dividends and distributions received in cash or additional shares are both taxable.

Taxes

Each Fund contemplates distributing substantially all of its taxable income including its net capital gain (the excess of long-term capital gain over short-term capital loss), if any. Distributions you receive from a Fund will generally be taxable regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other fund distributions will generally be taxable as dividend or ordinary income depending on the source of the underlying income to the Fund and the satisfaction of certain holding periods.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution constitutes a return of capital. This is known as “buying into a dividend.”

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Your initial tax basis will be the amount you pay for your shares plus commissions. To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant

33

to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

More information about taxes is in the Funds’ SAIs.

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Financial Highlights

The tables that follow present performance information about the Retirement Shares class of each Fund. This information is intended to help you understand each Fund’s financial performance for the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information for the period ended March 31, 2005 has been audited by Deloitte & Touche LLP (“D&T”). D&T’s reports, along with each Fund’s financial statements, are incorporated by reference into the Funds’ SAIs. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 483-7279).

EQUITY INCOME FUND

	Period Ended March 31, 2005[1]
Net Asset Value, Beginning of Period	$8.50

Net Investment Income (Loss)	—	[2,3]
Net Realized and Unrealized Gain (Loss) of Investments and Options	(0.07)[2]

Total From Investment Operations	(0.07)

Dividends From Net Investment Income	—
Distributions From Net Realized Gain on Investments and Options	—

Total Distributions	—

Net Asset Value, End of Period	$8.43

Total Return	(1.52)%	[4]
Net Assets, End of Period (000’s)	$1
Ratio of Net Operating Expenses to Average Net Assets	1.55%	[5]
Ratio of Gross Operating Expenses to Average Net Assets[6]	1.76%	[5]
Ratio of Net Investment Income (Loss) to Average Net Assets	0.02%	[5]
Portfolio Turnover Rate	19%

Notes:

1.	Commenced operations on December 31, 2004.
2.	For comparative purposes per share amounts are based on average shares outstanding.
3.	Amount represents less than $0.01 per share.
4.	Not annualized
5.	Annualized
6.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by advisor and administrator.

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LARGE CAP GROWTH FUND

	Period Ended March 31, 2005[1]
Net Asset Value, Beginning of Period	$8.49

Net Investment Income (Loss)	(0.03)[2]
Net Realized and Unrealized Gain (Loss) of Investments and Options	(0.44)[2]

Total From Investment Operations	(0.47)

Dividends From Net Investment Income	—
Distributions From Net Realized Gain on Investments and Options	—

Total Distributions	—

Net Asset Value, End of Period	$8.02

Total Return	(5.54)%	[3]
Net Assets, End of Period (000’s)	$1
Ratio of Net Operating Expenses to Average Net Assets	1.55%	[4]
Ratio of Gross Operating Expenses to Average Net Assets[5]	1.78%	[4]
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.45)%	[4]
Portfolio Turnover Rate	25%

Notes:

1.	Commenced operations on December 31, 2004.
2.	For comparative purposes per share amounts are based on average shares outstanding.
3.	Not annualized
4.	Annualized
5.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by advisor and administrator.

CORE BOND FUND

	Period Ended March 31, 2005[1]
Net Asset Value, Beginning of Period	$9.27

Net Investment Income (Loss)	0.07	[2]
Net Realized and Unrealized Gain (Loss) of Investments and Options	(0.06)[2]

Total From Investment Operations	0.01

Dividends From Net Investment Income	(0.12)
Distributions From Net Realized Gain on Investments and Options	—

Total Distributions	(0.12)

Net Asset Value, End of Period	$9.16

Total Return	0.10%	[3]
Net Assets, End of Period (000’s)	$1
Ratio of Net Operating Expenses to Average Net Assets	1.40%	[4]
Ratio of Gross Operating Expenses to Average Net Assets[5]	1.77%	[4]
Ratio of Net Investment Income (Loss) to Average Net Assets	3.60%	[4]
Portfolio Turnover Rate	90%

Notes:

1.	Commenced operations on December 31, 2004.
2.	For comparative purposes per share amounts are based on average shares outstanding.
3.	Not annualized
4.	Annualized
5.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by advisor and administrator.

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MID CAP VALUE AND RESTRUCTURING FUND

	Period Ended March 31, 2005[1]
Net Asset Value, Beginning of Period	$17.26

Net Investment Income (Loss)	(0.01)[2]
Net Realized and Unrealized Gain (Loss) of Investments and Options	(0.47)[2]

Total From Investment Operations	(0.48)

Dividends From Net Investment Income	—
Distributions From Net Realized Gain on Investments and Options	—

Total Distributions	—

Net Asset Value, End of Period	$16.78

Total Return	(3.01)%	[3]
Net Assets, End of Period (000’s)	$1
Ratio of Net Operating Expenses to Average Net Assets	1.56%	[4]
Ratio of Gross Operating Expenses to Average Net Assets[5]	1.66%	[4]
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.13)%	[4]
Portfolio Turnover Rate	28%

Notes:

1.	Commenced operations on December 31, 2004.
2.	For comparative purposes per share amounts are based on average shares outstanding.
3.	Not annualized
4.	Annualized
5.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by advisor and administrator.

SMALL CAP FUND

	Period Ended March 31, 2005[1]
Net Asset Value, Beginning of Period	$17.00

Net Investment Income (Loss)	(0.04)[2]
Net Realized and Unrealized Gain (Loss) of Investments and Options	(0.84)[2]

Total From Investment Operations	(0.88)

Dividends From Net Investment Income	—
Distributions From Net Realized Gain on Investments and Options	—

Total Distributions	—

Net Asset Value, End of Period	$16.12

Total Return	(5.23)%	[3]
Net Assets, End of Period (000’s)	$1
Ratio of Net Operating Expenses to Average Net Assets	1.55%	[4]
Ratio of Gross Operating Expenses to Average Net Assets[5]	1.58%	[4]
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.28)%	[4]
Portfolio Turnover Rate	61%

Notes:

1.	Commenced operations on December 31, 2004.
2.	For comparative purposes per share amounts are based on average shares outstanding.
3.	Not annualized
4.	Annualized
5.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by advisor and administrator.

37

VALUE AND RESTRUCTURING FUND

	Period Ended March 31, 2005[1]
Net Asset Value, Beginning of Period	$42.43

Net Investment Income (Loss)	(0.04)[2]
Net Realized and Unrealized Gain (Loss) of Investments and Options	(0.90)[2]

Total From Investment Operations	(0.94)

Dividends From Net Investment Income	—
Distributions From Net Realized Gain on Investments and Options	—

Total Distributions	—

Net Asset Value, End of Period	$41.49

Total Return	(2.58)%	[3]
Net Assets, End of Period (000’s)	$1
Ratio of Net Operating Expenses to Average Net Assets	1.57%	[4]
Ratio of Gross Operating Expenses to Average Net Assets[5]	1.59%	[4]
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.35)%	[4]
Portfolio Turnover Rate	8%

Notes:

1.	Commenced operations on December 31, 2004.
2.	For comparative purposes per share amounts are based on average shares outstanding.
3.	Not annualized
4.	Annualized
5.	Expense ratios before waiver of fees and reimbursement of expenses (if any) by advisor and administrator.

38

Excelsior Funds, Inc.

Excelsior Funds Trust

Investment Adviser

United States Trust Company of New York

114 W. 47th Street

New York, New York 10036

U.S. Trust Company, N.A.

225 High Ridge Road

Stamford, Connecticut 06905

Distributor

BISYS Fund Services Limited Partnership

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

More information about each Fund is available without charge through the following:

Statements of Additional Information (SAIs)

The SAIs dated July 29, 2005 include detailed information about Excelsior Funds, Inc. and Excelsior Funds Trust. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports

These reports contain additional information about the Funds’ investments. The Annual Report also lists each Fund’s holdings and discusses the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

You may obtain an SAI or Annual or Semi-Annual Report free of charge by telephone, by mail, or on the Funds’ website, as follows:

By Telephone:  Call (800) 446-1012 (from overseas, call (617) 483-7297)

By Mail:  Excelsior Funds, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184)

By Internet:  http://www.excelsiorfunds.com

From the SEC:  You can also obtain the SAIs or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc. and Excelsior Funds Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Excelsior Funds, Inc.’s and Excelsior Funds Trust’s Investment Company Act registration numbers are 811-4088 and 811-8490, respectively.

PRO-RETIRE-0705-44683

Excelsior Money Market Fund

Institutional Shares

July 29, 2005

Excelsior Funds, Inc.

GOVERNMENT MONEY FUND

Investment Adviser

United States Trust Company of New York

U.S. Trust Company, N.A.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Excelsior Funds, Inc. is a mutual fund that offers shares in separate investment portfolios that have individual investment goals, strategies and risks. This prospectus gives you important information about the Institutional Shares class of the Government Money Fund (the “Fund”) that you should know before investing. In addition to the Institutional Shares, which are offered in this prospectus, the Fund offers one other class of shares: Shares, which are offered in a separate prospectus. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. You will find specific information in this prospectus about the Fund plus general information on the Fund. You may find additional information in the Fund’s Statement of Additional information (“SAI”), which is incorporated by reference into this prospectus. Please read this prospectus carefully before you invest or send money. For more detailed information about the Fund, please see:

Introduction—Risk/Return Information

The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

United States Trust Company of New York and U.S. Trust Company, N.A. serve as investment advisers to the Fund (together the “Adviser”).

Following is a summary of the principal investment policies, strategies and risks of the Fund. Further information about risks associated with investing in the Fund can be found in “More Information About Principal Risks and Strategies” in this prospectus and in the SAI.

The investment objective of the Fund is fundamental and may not be changed without the approval of the shareholders. Except as expressly noted otherwise in the prospectus, the Fund’s investment policies and strategies may be changed without shareholder approval. There can be no assurance that the Fund will be able to achieve its investment objective.

Limitations and restrictions on the level of investment in securities that are discussed in this prospectus and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values that cause a percentage limitation to be exceeded will not necessarily require that securities be sold.

A Fund share is not a bank deposit and not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

3

Government Money Fund

Investment Objective

The Government Money Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Principal Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies and instrumentalirics and fully collateralized repurchase agreements for these securities. For purposes of this test only, net assets includes borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund is a money market fund and seeks to value its investment portfolio at amortized cost and to maintain a stable net asset value per share of $1.00. The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changing interest rates.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Investments in U.S. government securities, while minimizing risk of loss, may produce a lower yield than investments in other types of instruments.

Although the Fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund. You should consider the risks described in this prospectus before you decide to invest in the Fund.

Investor Profile

Conservative investors seeking current income, liquidity and stability of principal.

Performance Information

The Institutional Shares class of the Fund has not yet commenced operations. For this reason, the performance information shown below is for the Fund’s other class of shares (Shares), that is not offered in this prospectus. The Fund’s Institutional Shares and Shares would have substantially similar annual returns, because both share classes are invested in the same portfolio of securities. Annual returns will differ only to the extent that Institutional Shares and Shares do not have the same expenses. In reviewing this performance information, however, you should be aware that Shares have a 0.25% (annualized) Administrative Servicing Fee, while Institutional Shares have a 0.15% (annualized) Administrative Servicing Fee.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Shares class. Of course, the past performance of the Shares class of the Fund does not necessarily indicate how the Shares class of the Fund will perform in the future.

4

This bar chart shows changes in the performance of the Fund’s Shares class† from year to year.

Best Quarter	Worst Quarter
1.54%	0.14%
12/31/00	6/30/04

†	The chart shows returns for the Shares class of the Fund (which are not offered by this Prospectus) because the Institutional Shares have not had a full year of operations. All classes of the Fund will have substantially similar gross annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.

The Fund’s Shares class performance for the six month period ending June 30, 2005 was 1.11%.

This table shows the average annual total returns of the Fund’s Shares class for the periods ended December 31, 2004.

	1 Year	5 Years	10 Years
Government Money Fund	0.91%	2.49%	3.80%

Call 1-800-446-1012 for the Fund’s Shares class most current 7-day yield.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Institutional Shares class of the Fund.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Institutional Shares
Management Fees	0.25%
Other Expenses	0.20%	†

Total Annual Fund Operating Expenses	0.45%
Less Fee Waivers	(0.15)%	*

Net Annual Fund Operating Expenses	0.30%	*

†	These expenses are based upon estimated amounts for the Institutional Shares class for the current fiscal year.
*	The expense information in the table reflects contractual fee waivers currently in effect. The Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses from exceeding 0.30%. The waiver agreement may not be terminated before July 31, 2006. In addition, this agreement will renew automatically for an additional 12 month term unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term. For more information, see “Investment Adviser.”

Example

This Example is intended to help you compare the cost of investing in the Institutional Shares class of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares class of the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Institutional Shares class of the Fund would be:

1 Year	3 Years	5 Years	10 Years
$31	$129	$237	$552

More Information About Principal Risks and Strategies

The Fund has its own investment goal, strategies and risks. United States Trust Company of New York and U.S. Trust Company, N.A. invest Fund assets in a way that they believe will help the Fund achieve its goal. Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Management Risk

The Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. If the Adviser is incorrect in its assessment of the income, growth or price realization potential of the Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Fixed Income Risk

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases. Duration approximates the price sensitivity of a security to changes in interest rates. In contrast to maturity which measures only time until final payment, duration combines consideration of yield, interest payments, final maturity and call features.

Call Risk

During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause the Fund’s average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

5

Credit Risk

The possibility that an issuer will be unable to make timely payments of either principal or interest. The Adviser performs credit analyses on all issuers of securities in which the Fund invests. Such analyses are based on information that is publicly available about issuers, and this information and/or the Adviser’s analyses may be incomplete or incorrect.

Event Risk

Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund’s multiple holdings.

Frequent Trading

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because these funds are managed as cash management vehicles which accommodate frequent inflows and outflows of cash, including investments from shareholders who may use money funds as “sweep vehicles” for the temporary investment of cash. As a result, money market funds are managed to accommodate such cash flows, which generally eliminates the potential for disruptive trading.

Money market funds, such as the Fund, are often used as temporary investment vehicles for investors who also invest from time to time in other non-money market funds within the Excelsior Fund Family. The non-money market Excelsior Funds discourage and do not knowingly accommodate short-term or excessive trading (including by means of exchanges) (“frequent trading”) of their shares by shareholders and maintain procedures reasonably designed to detect and deter such frequent trading, which is sometimes referred to as market timing. Frequent trading may interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would or cause a fund to sell portfolio securities at a time when it otherwise would not. Frequent trading may also result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund.

In addition, to the extent a fund invests in foreign securities traded primarily on markets that close prior to the time the fund determines its net asset value per share (NAV), frequent trading by some shareholders may, in certain circumstances, dilute the value of fund shares held by other shareholders. This may occur when an event that affects the value of the foreign security takes place after the close of the primary foreign market, but before the time that the fund determines its NAV. Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage). If this occurs, frequent traders who attempt this type of price arbitrage may dilute the value of a fund’s shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities, if those prices have not been adjusted to reflect a change in the fair value of the foreign securities. In an effort to prevent price arbitrage, each fund has procedures designed to adjust closing market prices of foreign securities before it calculates its NAV when it believes such an event has occurred. Prices are adjusted to reflect what the fund believes are the fair values of these foreign securities at the time the fund determines its NAV (called fair value pricing). Fair value pricing, however, involves judgments that are inherently subjective and inexact, since it is not possible to always be sure when an event will affect a market price and to what extent. As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage.

In addition, to the extent a fund invests in securities of issuers located in emerging markets, such securities may be less liquid or more thinly-traded than securities of issuers in more developed markets. Developments affecting issuers of thinly-traded or less liquid securities will not be reflected in their market price until the security again trades in the marketplace. Frequent traders may seek to exploit this delay by engaging in price arbitrage, in this case by buying or selling shares of a fund prior to the time of the adjustment of the market price of securities in its portfolio. This may result in the dilution in the value of a fund’s shares. The risk of price arbitrage also exists with thinly-traded securities of issuers located in the United States, such as high yield bonds and some small cap equity securities. A fund will employ fair value pricing to these types of securities if it determines that the last quoted market price no longer represents the fair value of the security.

Each fund has policies and procedures in place to identify and reject purchase orders and new accounts from persons whom the fund has found to engage in frequent trading in contravention of the fund’s policies. Generally, the funds’ policies provide that any shareholder identified as having engaged in a pattern of purchase, sale and purchase or sale, purchase and sale, within a 45 day period in a fund will be deemed to be frequent trading in the fund and the Adviser will implement procedures to prevent future frequent trading by such shareholder. Under the funds’ policies, exchanges from one fund to another are deemed to be a sale with respect to the originating fund and a purchase into the recipient fund. The funds currently do not treat the following types of purchases, redemptions and exchanges as prohibited frequent trading (collectively, “Transactions”): (i) Transactions solely in money market funds; (ii) Transactions resulting from bona fide investment decisions of a professional investment adviser or other institution with respect to eligible asset allocation programs; (iii) Transactions involving shares acquired through the reinvestment of dividends and capital gains; (iv) Transactions by an investor who has established an eligible automated purchase, exchange, rebalancing or redemption plan with the funds; (v) Transactions resulting from the death or disability of a shareholder; (vi) Transactions involving shares transferred from another account in the same fund or shares converted from another class of shares of the same fund; and (vii) Transactions initiated by a fund (e.g., for failure to meet applicable account minimums). Each fund reserves the right to amend these categories and to determine whether a particular transaction qualifies for any such category, at its discretion.

Each fund retains the right to reject any purchase or exchange order without prior notice to shareholders and to change or cancel the exchange privilege, in each case at each fund’s discretion. The funds’ right to reject an exchange order will not prevent a shareholder from redeeming his/her shares.

Shareholders seeking to engage in frequent trading may deploy a variety of strategies to avoid detection and despite the efforts of the funds, there is no guarantee that the funds’ procedures will in fact be able to identify all frequent trading or that such activity can be completely eliminated. The ability of the funds and their agents to detect and curtail frequent trading practices is limited by operational systems and technological limitations. For example, a significant portion of the assets in the funds are invested by financial intermediaries on behalf of their clients, often in omnibus accounts where individual shareholder investments are aggregated by the intermediary and a single account is opened with a fund. Omnibus accounts are common among financial intermediaries and may be established for a variety of legitimate purposes, including promoting efficiency of account administration and the privacy of customer financial information. When a financial intermediary maintains an omnibus account with a fund, the identity of the particular shareholders that make up the omnibus account is often not known to the fund.

The funds do not always know and cannot always reasonably detect frequent trading which may occur or be facilitated by financial intermediaries, particularly with regard to trading by shareholders in omnibus accounts. There may exist multiple tiers of omnibus accounts within a financial intermediary, which may further compound the difficulty to a fund and its agents of detecting frequent trading in omnibus accounts. In addition, some financial intermediaries, particularly with respect to group retirement plans, do not have the ability to apply the funds’ frequent trading policies and procedures to the underlying shareholders investing in the funds, either because they do not have the systems capability to monitor such trades or they do not have access to relevant information concerning the underlying accounts. In these cases, the funds will not be able to determine whether frequent trading by the underlying shareholders is occurring. Accordingly, the ability of the funds to monitor and detect frequent trading through omnibus accounts is extremely limited, and there is no guarantee that the funds will be able to identify shareholders who may be engaging in frequent trading through omnibus accounts or to curtail such trading. In seeking to identify and prevent frequent trading in omnibus accounts, the funds will consider the information that is actually available at the time and attempt to identify suspicious trading patterns on the omnibus account level. If frequent trading in violation of a fund’s policies is detected in omnibus accounts, the fund, pursuant to contractual arrangements it maintains with the financial intermediary, will take steps with the assistance of those intermediaries to try to prevent the reoccurrence of such trading. Those steps may range from providing warning letters to shareholders or blocking such accounts from making future purchases or exchanges (but not redemptions) from the funds.

U.S. Government Securities

Investments in U.S. Government securities that may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, the Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•	Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration (“FHA”).

•	Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•	Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Mortgage-Backed Securities

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Temporary Investments

The investments and strategies described in this prospectus are those that are used under normal conditions. During adverse economic, market or other conditions, the Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with the Fund’s objective, or remaining uninvested. The Fund may not achieve its goal when so invested. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

More Information About Fund Investments

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices that are not principal investments or strategies of the Fund. These investments and strategies are described in detail in the Fund’s SAI.

Disclosure of Portfolio Holdings

A schedule of the Fund’s top ten portfolio holdings, current as of the end of each calendar quarter, will be available on the Fund’s website no earlier than 15 days after the end of each quarter. This information will be updated quarterly. The most recent schedule is available on the Fund’s website at http://www.excelsiorfunds.com or by calling toll free at (800) 446-1012. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in its SAI.

Investment Adviser

United States Trust Company of New York and U.S. Trust Company, N.A., acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as investment adviser to the Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”), Charles R. Schwab is the founder, Chairman and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation’s largest financial services firms and the nation’s largest electronic brokerage firm, in each case measured by customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, “U.S. Trust”) is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On June 30, 2005, U.S. Trust had approximately $104 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W, 47th Street, New York, NY 10056. U.S. Trust Company, N.A. is headquartered in Greenwich, Connecticut.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program.

U.S. Trust advises and manages assets for their private clients and funds, some of which have investment objectives and policies similar to Excelsior Funds. U.S. Trust and its affiliates will not have any obligation to make available or use any information regarding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are utilized by these Funds, wealth managers of U.S. Trust and Schwab and its affiliates. It is U.S. Trust’s intention to distribute this information as simultaneously as possible to all recipients. However, where the investment manager of an Excelsior Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the security subject to research.

6

The Board of Directors of Excelsior Funds, Inc. supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The advisory fee payable to the Adviser, before waivers, is 0.25% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees to keep the Fund’s net annual fund operating expenses from exceeding the percentages stated in the “Annual Fund Operating Expenses” section for the Fund. This waiver agreement may not be terminated before July 31, 2006. In addition, the agreement will renew automatically for an additional 12 month period unless the Adviser terminates the agreement by providing written notice to the Fund prior to the expiration of the current term.

Legal Proceedings

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September, 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have cooperated with respect to these Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have focused on circumstances in which a small number of parties were permitted to engage in short-term trading of certain Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading in the Companies.

Five class actions filed against the Companies and two derivative actions purportedly brought on behalf of each of the Companies and each of the funds have been transferred to the United District Court for the District of Maryland for coordinated or consolidated pre-trial proceedings in a matter styled In Re Mutual Funds Investment Litigation, MDL Docket No. 1586. Lead plaintiffs were appointed and additional defendants were added (generally consisting of current and former directors and officers of the Companies). The five class actions were then consolidated and a single amended complaint was filed on or about September 29, 2004. Plaintiffs in the consolidated class action are seeking unspecified monetary damages from claimed injuries arising from allegedly illegal and improper mutual fund trading practices, as well as disgorgement of investment advisory fees, rescission and restitution of unspecified funds. The two derivative actions were also consolidated into a new amended complaint, also filed on or about September 29, 2004. Plaintiffs in the consolidated derivative action are seeking, on behalf of the Companies, unspecified monetary damages for similar claimed injuries, as well as removal of Excelsior Fund directors, removal of U.S. Trust as advisor to the Excelsior Funds, rescission of its investment advisory contracts and disgorgement of management fees and compensation relating to the Excelsior Funds.

The defendants in the consolidated actions have moved to dismiss such actions. The defendants will not be required to answer the complaints until such motions have been decided, and discovery in the actions is currently stayed.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending private lawsuits and Investigations will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell and exchange Institutional Shares of the Fund.

Institutional Shares

•	No sales charge

•	No 12b-1 fees

•	No minimum initial or subsequent investment

Institutional Shares are generally offered only to qualified institutional investors. Qualified institutional investors include, but are not limited to, qualified and non-qualified employee benefit plans (including but not limited to Defined Benefit Plans, Defined Contribution, Money Purchase, 401(k) Plans), Foundations and Endowments, and corporate capital and cash management accounts and to certain investment advisory clients of the Adviser who are part of an employer-sponsored program intended to facilitate investment for officers, employees and other associated persons. The Adviser reserves the right to determine which potential investors qualify for investment in this class of the Funds. For information on how to open an account and set up procedures for placing transactions call (800) 881-9358 (from overseas, call (617) 483-7297). Customers of financial institutions should contact their institutions for information on their accounts.

How to Purchase Fund Shares

•	You may purchase shares directly by:

•	Mail

•	Telephone

•	Wire

•	Automated Clearinghouse (ACH), or

•	Automatic Investment Program

To purchase shares directly from us, please call (800) 881-9358 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, Inc. c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to “Excelsior Funds” and include the name of the Fund on the check. The Fund cannot accept third-party checks, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

State Street Bank & Trust

ABA #011000028

DDA #99055352

Specify Excelsior Fund Name

Fund Account Number

Account Registration

Investors making initial investments by wire must promptly complete the application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities. Excelsior Funds has adopted such policies and procedures, including procedures to verify the identity of customers opening new accounts. Until such verification is made, Excelsior Funds may temporarily limit additional share purchases. Excelsior Funds also may limit additional share purchases or close an account if it is unable to verify a customer’s identity. In addition, Excelsior Funds and their agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where a Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by a Fund or its agents that there is a dispute between the registered or beneficial account owners.

General Information

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a “Business Day”). The Fund may reject any purchase request if it is

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determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase request in good order. We consider requests to be in “good order” when all required documents (including the accompanying payment as described above) are properly completed, signed and received.

The Fund calculates its NAV at the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time) (the “Evaluation Time”). So, for you to receive the current Business Day’s NAV, the Fund’s transfer agent must receive your purchase request in good order before the Evaluation Time. For you to be eligible to receive dividends declared on the day you submit your purchase request, the Fund must receive your request in good order before 1:00 p.m., Eastern time and federal funds (readily available funds) before the regularly scheduled close of normal trading on the NYSE.

How We Calculate NAV

NAV of each class of the Fund is the value of the assets attributable to the class less liabilities attributable to the class divided by the number of outstanding shares of the class.

In calculating NAV for the Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Fund’s SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Directors.

Minimum Purchases

To purchase shares for the first time, you must invest at least $500 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $50. A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program

If you have a checking, money market, or NOW account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled investments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares

You may sell shares directly by:

•	Mail

•	Telephone

•	By Writing a Check Directly From Your Account, or

•	Automated Clearinghouse (ACH)

Holders of Institutional Shares may sell (sometimes called “redeem”) shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 881-9358 (from overseas, call (617) 483-7297).

You may sell your shares by sending a written request for redemption to:

Excelsior Funds, Inc.

c/o Boston Financial Data Services, Inc.

P.O. Box 8529

Boston, MA 02266-8529

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

To sell your shares by telephone, you must own your shares directly and have previously established telephone redemption privileges for your account. You can establish telephone redemption privileges by so indicating on the account application or by contacting the Funds’ transfer agent. Once your account is set up for telephone redemptions, you may sell your shares on any Business Day by calling the Funds’ transfer agent at (800) 881-9358 (from overseas call (617) 483-7297).

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, you must notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell your shares by writing a check for at least $500 drawn on your account. Checks are available free of charge, and may be obtained by calling (800) 881-9358 (from overseas, call (617) 483-7297). You cannot use a check to close your account.

The sale price of each share will be the next NAV determined after the Fund receives your request in good order.

Receiving Your Money

Normally, we will send your sale proceeds the next Business Day after we receive your redemption request in good order. Your proceeds can be wired to your bank account or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would

8

probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Rights to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or when U.S. Trust and the custodian are closed. More information about this is in the Fund’s SAI.

How to Exchange Your Shares

You may exchange your Institutional Shares on any Business Day for Institutional Shares of any portfolio of Excelsior Funds Trust or Excelsior Funds, Inc. In order to protect other shareholders, your exchanges may be limited if it is in the best interests of the Fund or its shareholders. This limitation is not intended to limit a shareholder’s right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order. An exchange of shares for shares in another fund is a taxable event.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not liable for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine; provided that the Fund follows its telephone transaction procedures. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Shareholder and Administrative Services

The Funds permitted to pay a fee of up to 0.15% of the average daily net assets of the Fund to certain organizations for providing shareholder and administrative services to their customers who hold shares of the Fund. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements and other administrative services.

Distribution of Fund Shares

To the extent allowable under NASD rules, the Funds’ distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of any rule 12b-1 distribution fees that may be paid by the Funds and available for such expenditure from time to time. The Institutional Shares currently do not pay any such rule 12b-1 fees. Subject to NASD rules and regulation, compensation may include promotional and other merchandise, and sponsorship or funding of sales and training programs and other special events. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by in-vited registered representatives for meetings or seminars of a training or educational nature.

The Adviser or an affiliate may, from time to time, out of its own financial resources, make cash payments to some but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Fund or to shareholders in the Fund, including (without limitation) shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount. The Adviser negotiates the level of payments described above to any particular broker, dealer or intermediary with each firm.

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Dividends and Distributions

The Fund distributes its income by declaring a dividend daily and paying accumulated dividends monthly.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Dividends distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice. Dividend and distributions received in cash or additional shares are both taxable.

Taxes

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss), if any. It is anticipated that all, or substantially all, of the distributions by the Funds will be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will generally not be currently taxable unless the purchase of such shares is attributable to debt financing.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of the Fund’s distributions, if any, that are attributable to interest on federal securities.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

More information about taxes is in the SAI.

Financial Highlights

Performance information is not presented for the Fund since the Institutional Shares have no operating history.

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Excelsior Funds, Inc.

Investment Adviser

United States Trust Company of New York

114 W. 47th Street

New York, New York 10036

U.S. Trust Company, N.A.

225 High Ridge Road

Stamford, Connecticut 06905

Distributor

BISYS Fund Services Limited Partnership

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated July 29, 2005, includes detailed information about Excelsior Funds, Inc. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports contain additional information about the Fund’s investments. The Annual Report also lists the Fund’s holdings and discusses the market conditions and investment strategies that significantly affected the Fund during its last fiscal year.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call (800) 881-9358 (from overseas, call (617) 483-7297)

By Mail: Excelsior Funds, Inc., P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184)

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc., from the EDGAR Database on the SEC’s website (“http://www.secgov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Excelsior Funds, Inc.’s Investment Company Act registration number is 811-4088.

EXCELSIOR FUNDS, INC.

Blended Equity Fund	Money Fund
Core Bond Fund	Pacific/Asia Fund
Emerging Markets Fund	Real Estate Fund
Energy and Natural Resources Fund	Short-Term Government Securities Fund
Government Money Fund	Small Cap Fund
Intermediate-Term Bond Fund	Treasury Money Fund
International Fund	Value and Restructuring Fund
Large Cap Growth Fund

STATEMENT OF ADDITIONAL INFORMATION

July 29, 2005

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the current prospectuses for the Funds dated July 29, 2005 (the “Prospectuses”). This SAI pertains to the Shares class, Retirement Shares class (“Retirement Shares”) and Institutional Shares class (“Institutional Shares”) (together, the “Shares”), as applicable, of the Blended Equity, Large Cap Growth, Small Cap, Value and Restructuring, Energy and Natural Resources, Real Estate, International, Pacific/Asia, Emerging Markets, Money, Government Money, Treasury Money, Core Bond (formerly, the Managed Income), Short-Term Government Securities and Intermediate-Term Bond (formerly, the Intermediate-Term Managed Income) Funds (each, a “Fund” and collectively, the “Funds”) of Excelsior Funds, Inc. A copy of the Prospectuses may be obtained by writing Excelsior Funds, Inc., c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, Massachusetts 02266-8529, or by calling (800) 446-1012 for the Shares class or Retirement Shares or (800) 881-9358 for the Institutional Shares. Capitalized terms not otherwise defined have the same meaning as in the Prospectuses.

The audited financial statements and related reports of Deloitte & Touche LLP, an independent registered public accounting firm, contained in the annual reports to the Funds’ shareholders for the fiscal year ended March 31, 2005 are incorporated herein by reference in the section entitled “Financial Statements.” No other parts of the annual reports are incorporated herein by reference. Copies of the annual reports may be obtained upon request and without charge by calling (800) 446-1012 for the Shares class or Retirement Shares or (800) 881-9358 for the Institutional Shares.

Each Fund’s voting records relating to portfolio securities for the 12 month period ended June 30, 2005 may be obtained upon request without charge by calling (800) 446-1012 for the Shares class or Retirement Shares or (800) 881-9538 for the Institutional Shares, and on the Funds’ website at www.excelsiorfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

TABLES OF CONTENTS

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CLASSIFICATION AND HISTORY

Excelsior Funds, Inc. (the “Company”) is an open-end, management investment company. Each Fund is a separate series of the Company and, except for the Energy and Natural Resources and Real Estate Funds, is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was organized as a Maryland Corporation on August 2, 1984. Prior to December 28, 1995, the Company was known as “UST Master Funds, Inc.” In addition to the Shares class, the Large Cap Growth, Small Cap and Core Bond Funds also offer Retirement Shares; the Emerging Markets, Money and Government Money Funds also offer Institutional Shares; and the Value and Restructuring Fund offers both Retirement Shares and Institutional Shares.

For purposes of this SAI, the Funds are categorized as follows: the Blended Equity, Large Cap Growth, Small Cap, Value and Restructuring, Energy and Natural Resources, Real Estate, International, Pacific/Asia, and Emerging Markets Funds are referred to as “Equity Funds” (and the International, Pacific/Asia, and Emerging Markets Funds are also collectively referred to as “International Equity Funds”), the Core Bond, Short-Term Government Securities and Intermediate-Term Bond Funds are referred to as “Fixed Income Funds,” and the Money, Government Money, and Treasury Money Funds are referred to as “Money Market Funds.”

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Each Fund’s investment objectives and principal investment strategies and risks are set forth in the Prospectuses. The following information supplements the description of the investment objectives, strategies and risks of the Funds as set forth in the Prospectuses.

In addition to each Fund’s principal investment strategies, the Funds may have certain investment policies, and may use certain other strategies, or engage in other investment practices, that are not principal strategies. Some of these strategies and practices are described below. In addition to these strategies and practices, each Fund may invest in investment-grade debt securities (i.e., debt obligations classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s (“S&P”) or, if unrated, determined by the Adviser to be of comparable quality), warrants, options and futures instruments as described in more detail below. During temporary defensive periods or when the Adviser believes that suitable stocks, bonds or convertible securities are unavailable, each Fund may hold cash and/or invest some or all of its assets in U.S. Government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations.

Energy and Natural Resources Fund

Normally, investments in energy companies will constitute a substantial portion of the Fund’s investments, and at least 50% of the Fund’s total assets will be invested in crude oil, petroleum and natural gas companies. However, the Adviser may reduce the Fund’s exposure to hydrocarbon resources if there are changes in governmental regulations, world economic and political events, exploration or production spending, supply, demand or prices of crude oil, petroleum, natural gas or other energy sources, or other factors which in the Adviser’s opinion, would have an adverse affect on the securities of such companies.

The Fund’s concentration in companies that are in the energy and other natural resources groups of industries subjects it to certain risks. Energy-related investments are affected generally by supply, demand, and other competitive factors for the companies’ specific products and services. They are also affected by unpredictable factors such as the supply and demand for oil, gas, electricity and other energy sources, prices of such energy sources, exploration and production spending, governmental regulation, and world economic and political events. In addition, utilities firms in the energy field are subject to a variety of factors affecting the public utilities industries, including: difficulty obtaining adequate returns on invested capital which are typically subject to the control and scrutiny of public service commissions; restrictions on operations and increased costs and delays as a result of environmental considerations; costs of and ability to secure financing for large construction and development projects; difficulties in obtaining secure energy resources; the uncertain effects of conservation efforts; and a variety of issues concerning financing, governmental approval and environmental aspects of nuclear power facilities.

The Fund may invest in precious metals bought from and sold to banks (both U.S. and foreign), and dealers who are members of, or affiliated with members of, a regulated U.S. commodities exchange, in accordance with applicable investment laws. Precious metal bullion will not be purchased in any form that is not readily marketable. Coins will not be purchased for their numismatic value and will not be considered for the Fund if they cannot be bought or sold in an active market. Any bullion or coins purchased by the Fund will be delivered to and stored with a qualified custodian bank in the United States. See “Additional Information on Portfolio Instruments –Precious Metals.”

Real Estate Fund

For purpose of the Fund’s investment policies, a company is “principally engaged” in the real estate business if, at the time of investment, the company derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or that such company has at least 50% of its assets in such real estate.

The Fund may make significant investments in real estate investment trusts (REITs). See “Additional Information on Portfolio Instruments – REITs.”

International Equity Funds

The International Equity Funds may purchase foreign debt securities, which may include obligations issued in the Eurocurrency markets and obligations of foreign governments and their political subdivisions. In addition, each of the International Equity Funds may invest in U.S. government obligations, including when-issued securities of such issuers, and obligations issued by U.S. companies which are either denominated in foreign currency and sold abroad or, if denominated in U.S. dollars, payment on which is determined by reference to some other foreign currency.

Each of the International Equity Funds will sell in an orderly fashion any convertible and non-convertible debt securities held by the Fund if the securities are downgraded below “Baa” by Moody’s or below “BBB” by S&P.

The International Equity Funds may each invest up to 5% of its total assets in gold bullion by purchasing gold bars primarily of standard weight at the best available prices in the New York bullion market. However, the Adviser will have discretion to purchase or sell gold bullion in other markets, including foreign markets, if better prices can be obtained. See “Additional Information on Portfolio Instruments –Precious Metals.”

Under unusual economic and market conditions, each Fund may restrict the securities markets in which its assets are invested and may invest all or a major portion of its assets in U.S. government obligations or in U.S. dollar-denominated securities of U.S. companies. During normal market conditions, up to 20% of each Fund’s assets (25% with respect to the International Fund) may also be held on a continuous basis in cash or invested in U.S. money market instruments to meet redemption requests or to take advantage of emerging investment opportunities.

Set forth below are certain policies, strategies or investment practices that apply to the Emerging Markets Fund, International Fund and Pacific/Asia Fund, individually.

Emerging Markets Fund

With respect to the Emerging Markets Fund, equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, and sponsored and unsponsored depository receipts and other similar instruments. The Emerging Markets Fund generally intends to invest only in securities in countries where the currency is freely convertible to U.S. dollars.

With respect to the Emerging Market Fund’s investment policies, an emerging country security is one issued by a company that, in the opinion of the Adviser, has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies.

To the extent that the Emerging Markets Fund’s assets are not invested in emerging country equity securities, the remainder of its assets may be invested in: (i) debt securities denominated in the currency of an emerging country or issued or guaranteed by an emerging country company or the government of an emerging country; (ii) equity or debt securities of corporate or governmental issuers located in industrialized countries; (iii) short-term or medium-term debt securities; and (iv) other securities described below under “Additional Information on Portfolio Instruments.” When deemed appropriate by the Adviser, the Fund may invest a portion of its total assets in lower quality debt securities. Lower quality debt securities, also known as “junk bonds,” are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. See “Additional Information on Portfolio Instruments – Debt Securities.”

International Fund

With respect to the International Fund, foreign securities include common stock, preferred stock, securities convertible into common stock, warrants, bonds, notes and other debt obligations issued by foreign entities, as well as shares of U.S. registered investment companies that invest primarily in foreign securities.

Convertible and non-convertible debt securities purchased by the Fund will be rated “investment grade” (i.e., classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody’s or S&P) or, if unrated, determined by the Adviser to be of comparable quality.

Pacific/Asia Fund

With respect to the Pacific/Asia Fund’s investment policy to invest in securities of issuers based in Asia and the Pacific Basin, a company is considered to be “based in” this region if it derives more than half of its assets, revenues or profits from such region. The Fund currently does not expect to invest more than 25% of its total assets in the securities issued by any single foreign government. Any such investment would subject the Fund to the risks presented by investing in securities of such foreign government to a greater extent than it would if the Fund’s assets were not so concentrated.

Convertible and non-convertible debt securities purchased by the Fund will be rated “investment grade” (i.e., classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody’s or S&P) or, if unrated, determined by the Adviser to be of comparable quality.

The extent of economic development, political stability and market depth of different countries in the Pacific/Asia region varies widely, and the Pacific/Asian Fund is subject to certain risks associated with investments in that region. Certain countries in the region are either comparatively underdeveloped or are in the process of becoming developed, and investments in the securities of issuers in such countries typically involve greater potential for gain or loss than investments in securities of issuers in more developed countries. Certain countries in the region also depend to a large degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices, which in turn, may be affected by a variety of factors. The Pacific/Asia Fund may be particularly sensitive to changes in the economies of certain countries in the Pacific/Asia region resulting from any reversal of economic liberalization, political unrest or the imposition of sanctions by the United States or other countries.

Money Market Funds

The Money Market Funds may only invest in: (i) securities in the two highest short-term rating categories of a nationally recognized statistical rating organization (“NRSRO”), provided that if a security is rated by more than one NRSRO, at least two NRSROs must rate the security in one of the two highest short-term rating categories; (ii) unrated securities determined to be of comparable quality at the time of purchase; (iii) certain money market fund shares; and (iv) U.S. government securities (collectively, “Eligible Securities”). See “Additional Information on Fund Investments – Ratings on Debt Securities.”

Intermediate-Term Bond Fund and Core Bond Fund

The Funds may enter into repurchase agreements. The Funds may, from time to time, invest in Municipal Obligations, as defined below under Additional Information on Portfolio Instruments – Municipal Obligations.

The Funds may also enter into foreign currency exchange transactions for hedging purposes. The Funds will not invest in common stocks, and any common stocks received through conversion of convertible debt obligations will be sold in an orderly manner as soon as possible after acquisition. However, the Funds may hold equity securities as a result of defaulted securities.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

This section provides additional information about the investments of the Funds and associated risk factors.

Set forth below are descriptions of certain types of portfolio investments and associated risk factors applicable to the Funds as indicated in the headings below.

ADRs, EDRs and GDRs, and Entitlement Certificates (Equity Funds)

The Equity Funds may invest in American Depository Receipts (“ADRs”). The Energy and Natural Resources Fund and each of the International Equity Funds may also invest in sponsored and unsponsored European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and other similar instruments. The International Equity Funds may also invest indirectly in foreign securities through share entitlement certificates.

ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks which evidence ownership of foreign or U.S. securities. GDRs are depository receipts structured similarly to EDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Fund’s limitation with respect to such Securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

Share entitlement certificates are transferable securities similar to depository receipts which are structured like global debt issues to facilitate trading on an international basis. The holder of a share entitlement certificate holds a fully collateralized obligation of the issuer the value of which is linked directly to that of the underlying foreign security.

Borrowing (All Funds)

Each Fund may borrow, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, but not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a “reverse repurchase agreement”). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agreement, it will segregate liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

Brady Bonds (Emerging Markets Fund)

The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to emerging markets public and private entities for new bonds in connection with debt restructuring under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the “Brady Plan”). Brady Bonds may be collateralized or uncollateralized, and are issued in various currencies (primarily the U.S. dollar) and currently actively traded in the over-the-counter secondary market for emerging market debt instruments.

Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”).

Debt Securities and Convertible Securities (All Funds).

Certain of the Funds may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Variable or floating rate debt securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer’s credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Certain of the Funds may each invest in convertible securities of domestic and foreign issuers. The convertible securities in which these Funds may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

Debt obligations rated in the lowest of the top four investment grade ratings (“Baa” by Moody’s and “BBB” by S&P) may have some speculative characteristics and may be more sensitive to adverse economic change than higher rated securities. Certain of the Funds can invest in lower-rated securities, also known as “junk bonds.” Junk bonds are considered speculative and involve a greater risk of default or price changes due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Securities in the lowest quality category may present the risk of default, or may be in default.

Additional risks associated with lower-rated fixed income securities are (a) the relative youth and growth of the market for such securities, (b) the relatively low trading market liquidity for the securities, (c) the impact that legislation may have on the high-yield bond market (and, in turn, on the Fund’s net asset value and investment practices), (d) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates whereby the Fund may be required to reinvest premature redemption proceeds in lower yielding portfolio securities and (e) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly-leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated bonds generally and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a lower-rated security held by the Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market.

Except as otherwise provided with respect to Funds that may invest in lower-rated securities, the Funds will sell in an orderly fashion any convertible and non-convertible debt securities they hold if such debt securities are downgraded below “Baa” by Moody’s or below “BBB” by S&P. Unrated securities will be considered of investment grade if deemed by the Adviser to be comparable in quality to instruments so rated, or if other outstanding obligations of the issuers of such securities are rated “Baa/BBB” or better. It should be noted that obligations rated in the lowest of the top four ratings (“Baa” by Moody’s or “BBB” by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated bonds. See “Ratings on Debt Securities.”

Funds may acquire zero coupon obligations when consistent with their investment objective and policies. Such obligations have greater price volatility than coupon obligations and will not result in payment of interest until maturity. Since interest income is accrued throughout the term of the zero coupon obligation but is not actually received until maturity, a Fund, which is required for tax purposes to distribute to its shareholders a certain percentage of its income, may have to sell other securities to distribute the income prior to maturity of the zero coupon obligation.

Foreign Investment Risks (all Funds)

Certain of the Funds may invest in securities of foreign issuers. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Foreign securities markets have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are generally less liquid and their prices more volatile than securities of comparable U.S.-based companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the U.S. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. corporations and the Funds might have greater difficulty taking appropriate legal action in a foreign court than in a U.S. court.

Investing in securities of issuers located in developing or emerging market countries may pose greater risks not typically associated with investing in more established markets. For example, in many emerging markets there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more established markets. Securities traded in certain emerging markets may also be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Developing countries may also impose restrictions on a Fund’s ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund. In addition, some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries also face serious exchange restraints and their currencies may not be internationally traded.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect private sector companies, a Fund and the value of its securities. The leadership or policies of emerging market countries may also halt the expansion of or reverse the liberalization of foreign investment policies and adversely affect existing investment opportunities. Certain developing countries are also among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk. Countries such as certain Eastern European countries also involve the risk of reverting to a centrally planned economy.

Foreign securities markets also have different registration, clearance and settlement procedures. Registration, clearance and settlement of securities in developing countries involve risks not associated with similar securities transactions in the United States and other more developed markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in registration, clearance or settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to registration, clearance or settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to registration, clearance or settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As an example, the registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of shares in Russian companies is reflected by entries in share registers maintained by registrar companies or the companies themselves, and the issuance of extracts of the register, although the evidentiary value of such extracts is uncertain. Formal share certificates may be obtained in certain limited cases. Russian share registers may be unreliable, and a Fund could possibly lose its registration through oversight, negligence or fraud. Russia also lacks a centralized registry to record securities transactions. Registrar companies are located throughout Russia but are not necessarily subject to effective state supervision. There can be no assurance that registrar companies will provide extracts to potential purchasers in a timely manner or at all. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions on the share register. These practices may also prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian securities by a Fund if the company deems a purchaser unsuitable, which may expose the Fund to potential loss on its investment.

From time to time, a Fund may invest a significant portion of its total assets in the securities of issuers located in the same country. Investment in a particular country of a significant portion of a Fund’s total assets will make the Fund’s performance more dependent upon the political and economic circumstances of that country than a mutual fund that is more geographically diversified.

Dividends and interest payable on a Fund’s foreign portfolio securities may be subject to foreign withholding taxes. Each Fund also may be subject to taxes on trading profits in some countries. In addition, some countries have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes will increase the cost to a Fund of investing in any country imposing such taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under the federal income tax provisions, they may reduce the net return to the Fund’s shareholders. Investors should also understand that the expense ratio of the Funds can be expected to be higher than those of funds investing in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

Forward Currency Transactions (all Funds except Short-Term Government Securities and Fund Money Market Funds)

The Funds may engage in currency exchange transactions. These transactions will be conducted either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts described below; however, unlike futures contracts which are traded on recognized commodities exchanges, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

A Fund’s participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to “lock in” the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Funds will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund’s assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When a Fund takes a long position in a forward currency contract, it must segregate liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must segregate liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund “covers” a forward currency position generally by entering into an offsetting position.

The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

Futures Contracts and Related Options (all Funds except Money Market Funds)

The Funds may invest in futures contracts and related options. These contracts may include interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. The Fixed Income Funds may also invest in municipal bond index futures contracts.

A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions. With respect to municipal bond index futures contracts, a municipal box index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made. Any income from investments in futures contracts will be taxable income of the Funds.

The Intermediate Term Bond Fund, Core Bond Fund and the Short Term Government Securities Fund may enter into contracts for the future delivery of fixed-income securities commonly known as interest rate futures contracts. Interest rate futures contracts are similar to municipal bond index futures contracts except that, instead of a municipal bond index, the “underlying commodity” is represented by various types of fixed-income securities.

The Funds will not engage in futures transactions for speculation, but only as a hedge against changes in market values of securities which a Fund holds or intends to purchase. In addition, a Fund may enter into futures transactions in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a currency exchange fluctuation. The Funds will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission (“CFTC”) and the Securities and Exchange Commission (“SEC”). When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must segregate liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must segregate liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund “covers” an options or futures position generally by entering into an offsetting position. Each Fund will limit its hedging transactions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by a Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by such Fund on its open futures options positions, does not exceed 5% of such Fund’s total assets, after taking into account any unrealized profits and unrealized losses on the Fund’s open contracts (and excluding the amount that a futures option is “in-the-money” at the time of purchase). An option to buy a futures contract is “in-the-money” if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is “in-the-money” if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted, other than for the Intermediate Term Bond Fund, Core Bond Fund and Short Term Government Securities Fund, to the extent that no more than 10% of those Fund’s total assets may be hedged.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge.

Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Adviser to correctly predict movements in the direction of the market, currency exchange rates and other economic factors. There may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts (or options) and movements in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

As noted above, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

See “Options on Futures Contracts,” below. See Appendix C for further discussion of futures contracts and options.

Government Obligations (all Funds)

The Funds may invest in U.S. Government obligations, including U.S. Treasury bonds, notes and bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Securities issued or guaranteed by the U.S. government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Fund.

Illiquid Securities (All Funds)

No Fund will knowingly invest more than 10% (15% with respect to the Large Cap Growth, Energy and Natural Resources, Real Estate and Emerging Markets Funds) of the value of its net assets in securities that are illiquid.

Each Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them which, if possible at all, would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Certain of the Funds may, from time to time, purchase other non-publicly traded securities, private placements and restricted securities. These securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly-traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly-traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Each Fund may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

Rule 144A securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Board of Directors of the Funds. If trading in Rule 144A securities were to decline, these securities could become illiquid after being purchased, increasing the level of illiquidity of a Fund. As a result, a Fund holding these securities might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value.

Investment Company Securities (All Funds)

Each Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method (i.e., money market funds). The Government Money and Treasury Money Funds intend to limit their acquisition of shares of other investment companies to those companies which are themselves permitted to invest only in securities which may be acquired by the respective Funds.

Each Equity and Fixed Income Fund may invest in SPDRs. SPDRs are interests in a unit investment trust (“UIT”) that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange (“AMEX”)). There is a 5% limit based on total assets on investments by any one Fund in SPDRs. The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit (“Balancing Amount”) designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs.

The International Equity Funds may purchase shares of investment companies investing primarily in foreign securities, including so-called “country funds,” which have portfolios consisting exclusively of securities of issuers located in one foreign country, and funds that invest in securities included in foreign security indices, such as WEBS or iShares MSCI Index Funds issued by iShares, Inc. (“iShares(SM)”) and similar securities of other issuers. iShares(SM) are shares of an investment company that invests substantially all of its assets in securities included in the Morgan Stanley Capital International indices for specific countries. The expense associated with an investment in iShares(SM) can often be substantially lower than the expense of small investments directly in the securities comprising the indices it seeks to track. iShares(SM) are listed on the AMEX . The market prices of iShares(SM) are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of iShares(SM) on the AMEX. To date, iShares(SM) have traded at relatively modest discounts and premiums to their net asset values. However, iShares(SM) have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of iShares(SM) for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares(SM) will continue to be met or will remain unchanged.

In the event substantial market or other disruptions affecting iShares(SM) should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected, and a Fund’s ability to provide investment results approximating the performance of securities in the EAFE Index could be impaired. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares(SM) or other “country funds” as part of its investment strategy.

Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. In addition to the advisory fees and other expenses each Fund bears directly in connection with its own operations, as a shareholder of another investment company, each Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses. As such, a Fund’s shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative.

Money Market Instruments (All Funds except Short-Term Government Securities Fund)

The Funds may invest in “money market instruments,” which include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations are limited to the obligations of financial institutions having more than $2 billion in total assets at the time of purchase. Except for the Intermediate Term Bond Fund and the Money Market Funds, investments in bank obligations of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of a Fund’s total assets may be invested in any one branch, and no more than 20% of a particular Fund’s total assets at the time of purchase may be invested in the aggregate in such obligations. Investments in non-negotiable time deposits are limited to no more than 5% of the value of a Fund’s total assets at the time of purchase, and are further subject to the overall 10% limit on illiquid securities described above under “Illiquid Securities.”

Investments by a Fund in commercial paper will consist of issues that are rated “A-2” or better by S&P or “Prime-2” or better by Moody’s. In addition, each Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by each Fund.

Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instrument purchased by a Fund, each Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods when a Fund is not entitled to exercise its demand rights, and a Fund could, for this or other reasons, suffer a loss with respect to such instrument. While the Money Market Funds in general will invest only in securities that mature within 13 months of the date of purchase, they may invest in variable and floating rate instruments which have nominal maturities in excess of 13 months if such instruments have demand features that comply with conditions established by the Securities and Exchange Commission (the “SEC”).

Mortgage-Backed Securities (Fixed Income Funds)

Each Fixed Income Fund may invest in Mortgage-Backed securities. Mortgage-Backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

The mortgage-related securities the Funds may purchase include pass-throughs and collateralized mortgage obligations that meet each Fund’s selection criteria and are investment grade or of comparable quality. Mortgage pass-throughs are securities that pass through to investors an undivided interest in a pool of underlying mortgages. These are issued or guaranteed by U.S. government agencies such as the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”). Other mortgage pass-throughs consist of whole loans originated and issued by private limited purpose corporations or conduits. Collateralized mortgage obligation bonds are obligations of special purpose corporations that are collateralized or supported by mortgages or mortgage securities such as pass-throughs.

Options (Equity Funds and Core Bond Fund)

Purchasing Put and Call Options

The Value and Restructuring, Energy and Natural Resources, Real Estate, Small Cap, Large Cap Growth, Pacific/Asia and Emerging Markets Funds may purchase put and call options. Except for options purchased by the Pacific/Asia and Emerging Markets Funds, the options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Each Fund may purchase options for hedging purposes or to increase total return, in an amount not exceeding 5% of the Fund’s net assets. The options may relate to particular securities, various stock and bond indices or foreign currencies. Unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

Purchase of options is a highly specialized activity which entails greater than ordinary investment risks, including a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options. Regardless of how much the market price of the underlying security or the value of a foreign currency increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities or currency, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities or currency. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security or currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security or currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or currency.

Writing Covered Call Options

Each Equity Fund may engage in writing covered call options (options on securities owned by the particular Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a U.S. or foreign exchange and issued by the Options Clearing Corporation (such options may or may not be issued by the Options Clearing Corporation for the Pacific/Asia and Emerging Market Funds). The aggregate value of the securities subject to options written by each Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.

When a Fund writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series

(i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Options on Futures Contracts (Equity Funds)

Each of the Equity Funds may purchase options on the futures contracts described above under “Futures Contracts.” A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Municipal Obligations (Fixed Income Funds)

The Intermediate-Term Bond and Core Bond Funds may invest in Municipal Obligations. Municipal Obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal income tax. Dividends paid by Funds that are derived from interest on municipal securities would be taxable to the Funds’ shareholders for federal income tax purposes.

Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term “Municipal Obligations” only if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Obligations are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as user fees of the facility being financed.

The Funds may also invest in “moral obligation” securities, which are usually issued by public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund — the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs such as Moody’s and S&P described in Appendix B hereto represent their opinion as to the quality of Municipal Obligations. See “Ratings on Debt Securities.” It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

The payment of principal and interest on most securities purchased will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate “issuer” as that term is used in this Statement of Additional Information. The non-governmental user of facilities financed by private activity bonds is also considered to be an “issuer.” An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Private activity bonds are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Consequently, the credit quality of these obligations is usually directly related to the credit standing of the corporate user of the facility involved.

Opinions relating to the validity of Municipal Obligations and to any exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

Portfolio Turnover (All Funds)

Each Fund may sell a portfolio investment immediately after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a calendar year. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. (See “Additional Information Concerning Taxes”).

Precious Metals (International Equity Funds and Natural Resources Fund)

Precious metals do not generate income or produce dividends, and therefore offer only the potential for capital appreciation and depreciation. Investments in precious metals may subject the Fund to higher custody and transaction costs than those normally associated with the ownership of securities. Investments relating to precious metals are considered speculative. Precious metals are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations.

Under current federal tax law, the Fund would fail to qualify as a regulated investment company if its gains from the sale or other disposition of precious metals were to exceed 10% of the Fund’s annual gross income. Therefore, this limitation may cause the Fund to hold or sell precious metals or securities when it would not otherwise be advantageous to do so. At present, South Africa, the United States, Australia, Canada and the Commonwealth of Independent States (which includes Russia and certain other countries that were part of the former Soviet Union) are the five major producers of gold bullion. Therefore, political and economic conditions in these and other gold-producing countries may pose certain risks to the Fund’s investments in gold and gold-related companies. These include the effect of social and political unrest on mining production and gold prices, as well as the threat of nationalization or expropriation by the various governments involved.

Preferred Stock (Equity Funds, Core Bond Fund)

Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

Ratings on Debt Securities (All Funds)

Ratings represent the opinions of rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluations of these securities. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. A description of the ratings used herein is set forth in the Appendix to this Statement of Additional Information.

REITs (Real Estate Fund, Equity Income Fund)

REITs pool investors’ funds for investment primarily in income-producing real estate or real estate related loans or interests. Unlike corporations, REITs do not have to pay income taxes if they meet certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Among other organizational and operational requirements, to qualify, a REIT must distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rental and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs make loans to commercial real estate developers and derive their income primarily from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

An equity REIT’s performance ultimately depends on the types and locations of the properties it owns and on how well it manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, rent controls, losses due to casualty or condemnation, increases in property taxes and/or operating expenses, or changes in zoning laws or other factors.

Changes in interest rates could affect the performance of REITs. In general, during periods of rising interest rates, REITs may lose some of their appeal to investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates may also mean that it is more expensive to finance property purchases, renovations and improvements, which could hinder a REIT’s performance. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs.

While equity REITs are affected by changes in the value of the underlying properties they own, mortgage REITs are affected by changes in the value of the properties to which they have extended credit. REITs may not be diversified and are subject to the risks involved with financing projects. REITs may also be subject to substantial cash flow dependency and self-

liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

Such factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Under certain circumstances the Fund could own real estate directly as a result of a default on debt securities it owns. If the Fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Repurchase Agreements (All Funds except Treasury Money Fund)

Each Fund (excluding the Treasury Money Fund) may agree to purchase portfolio securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). The Funds will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Adviser, pursuant to guidelines established by the Company’s Board of Directors. The Funds will not enter into repurchase agreements with the Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities. The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

Securities subject to repurchase agreements are held by the Funds’ custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Repurchase agreements are considered loans by a Fund under the 1940 Act. Income on repurchase agreements will be taxable.

Securities Lending (All Funds except the Treasury Money Fund)

To increase return on its portfolio securities, a Fund may lend its portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. When a Fund lends its portfolio securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the Adviser’s judgment, the income to be earned from the loan justifies the attendant risks.

Short-Term Instruments (All Funds)

Short-term instruments include: obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities.

Short-term instruments may also include U.S. dollar-denominated certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations issued by domestic banks and domestic or foreign branches or subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit (“Yankee CDs”), which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. government. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as certificates of deposit and time deposits, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Stand-By Commitments (Core Bond and Intermediate-Term Bond Funds)

The Funds may acquire “stand-by commitments” with respect to Municipal Obligations held by them. Under a “stand-by commitment,” a dealer or bank agrees to purchase from a Fund, at the Fund’s option, specified Municipal Obligations at a specified price. The amount payable to a Fund upon its exercise of a “stand-by commitment” is normally (i) the Fund’s acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. “Stand-by commitments” are exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

“Stand-by commitments” are often available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a “stand-by commitment” either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where a Fund has paid any consideration directly or indirectly for a “stand-by commitment,” its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

The Funds intend to enter into “stand-by commitments” only with banks and broker/dealers which, in the Adviser’s opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a “stand-by commitment,” the Adviser will review periodically the issuer’s assets, liabilities, contingent claims and other relevant financial information. The Funds will acquire “stand-by commitments” solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. When investing in “stand-by commitments,” the Fund will segregate liquid assets equal to the value of the purchase price under the commitment.

Warrants and Rights (Equity Funds)

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

When-Issued and Forward Transactions (All Funds)

Each Fund may purchase eligible securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a “forward commitment” or “when-issued” basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase securities on a “when-issued” or “forward commitment” basis, the custodian will segregate liquid assets equal to the amount of the commitment.

It is expected that “forward commitments” and “when-issued” purchases will not exceed 25% of the value of a Fund’s total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in “when-issued” purchases and “forward commitments” for speculative purposes, but only in furtherance of their investment objectives.

A Fund will purchase securities on a “when-issued” or “forward commitment” basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

When a Fund engages in “when-issued” or “forward commitment” transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a “when-issued” purchase or a “forward commitment” to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Certain Other Obligations

In addition to instruments described herein, a Fund may invest in obligations other than those listed herein, provided such investments are consistent with such Fund’s investment objective, policies and restrictions.

INVESTMENT LIMITATIONS

Certain investment limitations are matters of fundamental policy. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund’s outstanding shares. Certain investment limitations, however, are matters of operating policy. Investment limitations which are “operating policies” with respect to a Fund may be changed by the Company’s Board of Directors without shareholder approval. As used herein, a “vote of the holders of a majority of the outstanding shares” of the Company or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company or such Fund, or (b) 67% or more of the shares of the Company or such Fund present at a meeting if more than 50% of the outstanding shares of the Company or such Fund are represented at the meeting in person or by proxy.

Attached as Appendix A are each of the Fund’s Fundamental Investment Restrictions and certain additional matters of operating policy.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Distributor

Shares are continuously offered for sale by BISYS Fund Services Limited Partnership (the “Distributor”), a registered broker-dealer and the Company’s distributor. The Distributor is located at 100 Summer Street, Suite 1500, Boston, MA 02110. The Distributor has agreed to use appropriate efforts to solicit all purchase orders. Prior to January 1, 2005, Edgewood Services, Inc. served as Distributor.

At various times, the Distributor may implement programs under which a dealer’s sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor, in its discretion, may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of shares of the Funds. Payments made under such programs will be made from any rule 12b-1 distribution fees that may be paid and available for such expenditures from time to time.

Purchase of Shares

Shares of the Funds are offered for sale at their net asset value per share next computed after a purchase request is received in good order by the Company’s transfer agent or by an authorized broker or designated intermediary. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

Shares may be sold to customers (“Customers”) of financial institutions or to participants in group retirement plans (“Shareholder Organizations”). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically “sweep” a Customer’s account periodically and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

Institutional Shares are generally offered only to qualified institutional investors, as set forth in the Prospectus (“Institutional Investors”). Shares are designed for purchase by individuals (“Direct Investors”) or by Institutional Investors. Retirement Shares are offered to participants (“Participants”) of 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund (“Group Retirement Plans”). Collectively, Institutional Investors, Direct Investors and Participants are referred to as “Investors”. While there is no limit in the size of a Group Retirement Plan that may purchase Retirement Shares, Retirement Shares generally are offered to smaller Group Retirement Plans (typically that have plan assets of $10 million or less). Retirement Shares are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and Individual 403 (b) plans.

It is the Group Retirement Plan’s responsibility to transmit to the Fund or the Distributor all purchase requests for its Participants and to transmit, on a timely basis, payment for such requests to Boston Financial Data Services, Inc. (“BFDS”), the Fund’s transfer agent, in accordance with the procedures agreed to by the Group Retirement Plan and the Distributor.

Shares may also be purchased by Customers of the Adviser, its affiliates and correspondent banks, and other Shareholder Organizations (or, if applicable, an authorized designee of the Shareholder Organization) that have entered into agreements with the Company. The Company will be deemed to have received a purchase (and redemption) order when a Shareholder Organization (or, if applicable, an authorized designee of the Shareholder Organization) receives the order. The orders will be priced at that Fund’s net asset value (see “Portfolio Valuation”) next computed after the order is received by the Shareholder Organization (or, if applicable, an authorized designee of the Shareholder Organization) and accepted by the Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization’s responsibility to transmit to the Distributor all purchase requests for its Customers and to transmit, on a timely basis, payment for such requests to BFDS, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases (and redemptions) will be sent by BFDS to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers’ accounts of record with BFDS. In this event, even if the Shareholder Organization continues to place its Customers’ purchase (and redemption) requests with the Funds, BFDS will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such services. See “Shareholder Organizations.”

Redemption Procedures

Customers of Shareholder Organizations holding shares of record may redeem all or part of their investments in a Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsibility of the Shareholder Organizations (or, if applicable, an authorized designee of the Shareholder Organization) to transmit redemption requests to BFDS and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption requests for Institutional Investors may also be transmitted to BFDS by telephone at (800) 881-9358 or by terminal access. No charge for wiring redemption payments to Shareholder Organizations or Institutional Investors is imposed by the Company, although Shareholder Organizations may charge a Customer’s account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An Investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. A 2.00% redemption fee is charged on certain redemptions for the International, Pacific/Asia and Emerging Markets Funds. See the Company’s Prospectus for further details. Investors may redeem all or part of their Shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with BFDS).

Shares may be redeemed by an Investor by submitting a written request for redemption to:

Excelsior Funds, Inc.

c/o Boston Financial Data Services, Inc.

P.O. Box 8529

Boston, Massachusetts 02266-8529

As discussed in the Prospectus, a redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by BFDS in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees (“Signature Guarantee Guidelines”). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program (“STAMP”) in order to be approved by BFDS pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from BFDS at (800) 446-1012 or P.O. Box 8529, Boston, MA 02266-8529.

BFDS may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees, Group Retirement Plans and guardians. A redemption request will not be deemed to be properly received until BFDS receives all required documents in good order. Payment for Shares redeemed will ordinarily be made by mail within five Business Days after receipt by BFDS of the redemption request in good order. Payment for Institutional Shares and Retirement Shares redeemed will normally be sent the next Business Day after receipt by BFDS of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to BFDS at (800) 446-1012 (from overseas, call (617) 483-7297).

Investors who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem Shares by instructing BFDS by telephone as described in the Prospectus.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Investor is unable to contact BFDS by telephone, the Investor may also deliver the redemption request to BFDS in writing at the address noted above.

Other Redemption Information

Except as described in “Investor Programs” below, Investors with account balances under $500 due to redemptions (not market depreciation) may be required to redeem Shares in a Fund after 60 days’ written notice. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

The Company may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading on the New York Stock Exchange (the “NYSE”) is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund’s portfolio securities.

The Company reserves the right to honor any request for redemption or repurchase of a Fund’s shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund’s net asset value (a “redemption in kind”). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has filed a notice of election with the SEC under Rule 18f-1 of the 1940 Act. Therefore, a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

Under certain circumstances, the Company may, in its discretion, accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of any Fund acquiring such securities.

INVESTOR PROGRAMS

Systematic Withdrawal Plan

An Investor who owns Shares class shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

(a)	A fixed-dollar withdrawal;

(b)	A fixed-share withdrawal;

(c)	A fixed-percentage withdrawal (based on the current value of the account); or

(d)	A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Shares class shares with BFDS. Under this Plan, dividends and distributions are automatically reinvested in additional Shares class shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares class shares, and there will be a reduction of the shareholder’s equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares class shares and the appreciation of the Investor’s investment in the Fund. This in turn may result in a complete depletion of the shareholder’s investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege

Investors may exchange Shares having a value of at least $500 for Shares of the same class of any other portfolio of the Company or Excelsior Tax-Exempt Funds, Inc. or Excelsior Funds Trust (together with the Company and Excelsior Tax-Exempt Funds, Inc., the “Companies”). An exchange involves a redemption of all or a portion of the shares in a Fund and the investment of the redemption proceeds in shares of another portfolio. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies. However, certain exchanges may be subject to a 2.00% redemption fee, as described in the Prospectus. In order to prevent abuse of the exchange privilege to the disadvantage of other shareholders, your exchanges may be limited if it is in the best interests of a Fund or its shareholders. Customers of

Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

For federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss for tax purposes, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange.

Retirement Plans

Shares may be available for purchase by Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York (“U.S. Trust New York”):

•	IRAs (including “rollovers” from existing retirement plans) for individuals and their spouses;

•	Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

•	Keogh Plans for self-employed individuals.

Investors investing in the Funds pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 483-7297). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

Automatic Investment Program

The Automatic Investment Program permits Investors to purchase Shares class Shares (minimum of $50 per Fund per transaction) at regular intervals selected by the Investor. The minimum initial investment for an Automatic Investment Program account is $50 per Fund. Provided the Investor’s financial institution allows automatic withdrawals, Shares class Shares are purchased by transferring funds from an Investor’s checking, bank money market or NOW account designated by the Investor. At the Investor’s option, the account designated will be debited in the specified amount, and Shares class Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

The Automatic Investment Program is one means by which an Investor may use “dollar cost averaging” in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help Investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using dollar cost averaging are purchased without regard to their price on the day of investment or to market trends. In addition, while Investors may find dollar cost averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his shares at a price which is lower than their purchase price. The Company may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the dollar cost averaging method on his own initiative or through other entities.

Additional Information

Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the above programs directly from their Shareholder Organizations.

RULE 12B-1 DISTRIBUTION PLAN

Pursuant to Rule 12b-1 of the 1940 Act, the Company has adopted a Distribution Plan (the “Distribution Plan”) with respect to the Retirement class that allows the Retirement Shares to reimburse the Distributor for costs and expenses incurred in providing services relating to the offering and sale of such shares. As required by Rule 12b-1, the Fund’s Distribution Plan has been approved, and is subject to annual approval, by a majority of the Company’s Board of Directors, and by a majority of the Directors who are not interested persons of the Company and have no direct or indirect interest in the operation of the Distribution Plan or any agreement relating to the Distribution Plan, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a Fund (in the Fund’s case, the Distributor) provide for the Directors’ review of quarterly reports on the amounts expended and the purposes for the expenditures.

Under the Distribution Plan, the Retirement Shares may reimburse the Distributor monthly for its services which are intended to result in the sale of Retirement Shares subject to a limit of 0.50% per annum of the average daily net asset value of each Fund’s outstanding Retirement Shares. The Distributor may use the distribution fees to defray direct and indirect marketing expenses such as: (i) the expense of preparing, printing and distributing promotional materials and prospectuses (other than prospectuses used for regulatory purposes or for distribution to existing shareholders); (ii) the expense of other advertising via radio, television or other print or electronic media; and (iii) the expense of payments to financial institutions (“Distribution Organizations”) for distribution assistance (including sales incentives). Payments under the Distribution Plan are not tied directly to out-of-pocket expenses and therefore may be used by the Distributor as it chooses (for example, to defray its overhead expenses).

Any material amendment to the Company’s arrangements with Distribution Organizations must be approved by a majority of the Company’s Board of Directors (including a majority of the disinterested Directors). Any change in the Distribution Plan that would materially increase the distribution expenses of Retirement Shares requires approval by holders of those shares, but otherwise, the Distribution Plan may be amended by the Directors, including selection and nomination of the members of the Company’s Board of Directors who are not “interested persons” (as defined in the 1940 Act) of the Company will be committed to the discretion of such non-interested Directors.

The Distribution Plan will continue in effect for successive one year periods, provided that such continuance is specifically approved by the vote of a majority of the Directors who are not parties to the Distribution Plan or interested persons of any such party and who have no direct or indirect financial interest in the Distribution Plan or any related agreement and the vote of a majority of the entire Board of Directors. The Distribution Plan may be terminated as to a particular Fund by a vote of a majority of the Company’s disinterested Directors or by vote of the holders of a majority of the Retirement Shares of the Fund.

DESCRIPTION OF CAPITAL STOCK

The Company’s Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of common stock, $.001 par value per share, and to classify or reclassify any unissued shares of the Company into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Company’s authorized common stock is currently classified into 42 series of shares (classes) representing interests in 15 investment portfolios.

Each share in a Fund represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the Company’s Board of Directors.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, its shareholders are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the Company’s portfolios, of any general assets of the Company not belonging to any particular portfolio of the Company which are available for distribution. In the event of a liquidation or dissolution of the Company, its shareholders will be entitled to the same distribution process.

Shareholders of the Company are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Company’s shares may elect all of the Company’s directors, regardless of votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series (Fund) affected by the matter. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of the independent registered public accounting firm and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to Fund.

The Company’s Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund’s assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act.

Notwithstanding any provision of Maryland law requiring a greater vote of the Company’s common stock (or of the shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company’s Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Company’s Board of Directors has adopted the Adviser’s policies and procedures relating to the disclosure of Fund portfolio holdings information (the “Policy”). The Policy prohibits the disclosure of portfolio holdings information unless: (1) the disclosure is in response to a regulatory request; (2) the disclosure is to a mutual fund rating or, statistical agency or person performing similar functions who has signed a confidentiality agreement with the Company, which agreement includes a duty not to trade on such information; (3) the disclosure is made to parties involved in the investment process, administration or custody of the Company, including its Board of Directors, which parties are subject to a duty, either under their own compliance policies, federal securities laws or contractually with the Company, not to disclose or trade on such information; (4) the disclosure is in connection with a quarterly, semi-annual or annual report that is available to the public or relates to information that has already been made available to the public via the Funds’ website; or (5) the disclosure is made pursuant to prior written approval of the Chief Compliance Officer (the “CCO”) of the Company or the Chief Legal Officer (the “CLO”) of the Company. The Company’s Administrator, as approved by the CCO or the CLO, is responsible for distributing portfolio holdings information to the parties permitted to receive such information, as described in the Policy. The Adviser shall not accept on behalf of itself, its affiliates or the Company any compensation or other consideration in connection with the disclosure of portfolio holdings information of a Fund. Any disclosure made pursuant to Item 5 above is reported to the Board at its next quarterly meeting. This Policy may change at any time without prior notice to shareholders.

Currently, the Company does not maintain any ongoing arrangements with third parties pursuant to which non-public information about the Fund’s portfolio securities holdings,

including information derived from such holdings (e.g., breakdown of portfolio holdings by securities type) is provided.

As described in the Policy, portfolio holdings information is provided to the Company’s service providers on an as-needed basis in connection with the services provided to the Company by such service providers. Information may be provided to these parties without a time lag. Service providers that may be provided with information concerning the Fund’s portfolio holdings include the Adviser and its affiliates, legal counsel, independent registered public accounting firm, custodian, fund accounting agent, and financial printers. Portfolio holdings information is also to be provided to the Company’s Board of Directors.

The entities to whom the Fund provides portfolio holdings information, either by explicit arrangement or by virtue of their respective duties to the Company, are required to maintain the confidentiality of the information provided. Neither the Company nor the Adviser or its affiliates receives any compensation or other consideration in connection with these ongoing arrangements. There can be no guarantee that the Policy will be effective in preventing the potential misuse of confidential information regarding the Fund’s portfolio holdings by individuals or entities in possession of such information.

MANAGEMENT OF THE FUNDS

Directors and Officers

The business and affairs of the Funds are managed under the direction of the Company’s Board of Directors. The directors and executive officers of the Company, their addresses, ages, principal occupations during the past five years, and other affiliations are set forth below. Currently, James Bailey is the only director deemed to be an “interested person” of the Company as defined in the 1940 Act.

Name, Address(1), Age	Position(s) Held with the Companies	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Excelsior Complex Overseen by Board Member(3)	Other Directorships Held by Board Member(4)
DIRECTORS

INDEPENDENT BOARD MEMBERS

Frederick S. Wonham Age: 74	Director/Trustee Chairman of the Boards	Since 1997	Retired. Chairman of the Boards and Director (since 1997) and President and Treasurer (from 1995 to February 2002) of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc.; Chairman of the Board and Trustee (since 1997) and President and Treasurer (from 1995 to February 2002) of Excelsior Funds Trust.	29	None.

Rodman L. Drake Age: 62	Director/Trustee	Since 1994	Director of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. (since 1996); Trustee of Excelsior Funds Trust (since 1994); Co-Founder of Baringo Capital LLC (since 2002); President, Continuation Investments Group, Inc. (from 1997 to 2001).	29	Director, Parsons Brinkerhoff, Inc. (engineering firm) (since 1995); Director and Chairman, Hyperion Total Return Fund, Inc., Hyperion Strategic Mortgage Fund Inc., and Hyperion 2005 Term Trust Inc. (since 1991); Director, Jackson Hewitt Inc. (since June 2004); Director, Crystal River Capital Inc. (a private REIT) (since March 2005).

Morrill Melton (“Mel”) Hall, Jr. Age: 60	Director/Trustee	Since 2000	Director of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. (since 2000); Trustee of Excelsior Funds Trust (since 2000); Chief Executive Officer, Comprehensive Health Services, Inc. (health care management and administration) (since 1991).	29	Chairman, Comprehensive Health Services, Inc. (since 1991).

Roger M. Lynch Age: 65	Director/Trustee	Since 2001	Retired. Director of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. and Trustee of Excelsior Funds Trust (since 2001); President, Corporate Asset Funding Co., Inc. (asset securitization) (from 1987 to 1999); Limited Partner (from 1986 to 1999), Goldman Sachs & Co.	29	Director, SLD Commodities, Inc. (importer of nuts) (since 1991).

Name, Address(1), Age	Position(s) Held with the Companies	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Excelsior Complex Overseen by Board Member(3)	Other Directorships Held by Board Member(4)
Jonathan Piel Age: 66	Director/Trustee	Since 1994	Retired. Director, Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. (since 1996); Trustee, Excelsior Funds Trust (since 1994).	29	None.

John D. Collins Age: 66	Director/Trustee	Since 2005	Retired. Director, Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. (since 2005); Trustee, Excelsior Funds Trust (since 2005). Consultant, KPMG, LLP (from July 1999 to June 2000); Partner, KPMG, LLP (from March 1962 to June 1999).	29	Director, CCC Information Services Inc. (software to automate process of settling automobile claims)(since September 2004); Director, Mrs. Fields’ Companies, Inc. (consumer products)(since December 2004)

INTERESTED BOARD MEMBER(5)

James L. Bailey 114 West 47th Street New York, NY 10036 Age: 60	Director/Trustee	Since February 2004	Chief Operating Officer of U.S. Trust Corporation (since December 2004) and Executive Vice President of U.S. Trust Corporation and United States Trust Company of New York (since 2003); President, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (from 2003 to July 2004); Consultant in the financial services industry (from August 2000 to January 2003); Executive Vice President of Citicorp (from 1992 to August 2000).	29	None.

OFFICERS

Mary Martinez 114 West 47th Street New York, NY 10036 Age: 45	President	Since July 2004	Managing Director of United States Trust Company of New York (since 2003) and Chief Executive Officer of National Private Banking (since October 2004); Managing Director and Director of Relationship Management Service, Marketing, Information and Technology at Bessemer Trust (from 1998 to 2003).	N/A	N/A

Joseph Trainor, CFA 114 West 47th Street New York, NY 10036 Age: 44	Vice President	Since February 2004	Managing Director of United States Trust Company of New York (since 2003) and President, U.S. Trust Institutional; President of MFS Institutional Advisors (from 1998 to 2002).	N/A	N/A

Agnes Mullady 225 High Ridge Road Stamford, CT 06905 Age: 46	Treasurer/Chief Financial and Chief Accounting Officer	Since February 2004	Senior Vice President, U.S. Trust Company, N.A. (since 2004); Chief Financial Officer, AMIC Distribution Partners (from 2002 to 2004); Controller Reserve Management Corporation, Reserve Management Company, Inc. and Reserve Partners, Inc. (from 2000 to 2002); Vice President and Treasurer, Northstar Funds; Senior Vice President and Chief Financial Officer, Northstar Investment Management Corp.; President and Treasurer, Northstar Administrators Corp.; and Vice President and Treasurer, Northstar Distributors, Inc. (from 1993 to 2000).	N/A	N/A

Name, Address(1), Age	Position(s) Held with the Companies	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Excelsior Complex Overseen by Board Member(3)	Other Directorships Held by Board Member(4)
Scott Rhodes 225 High Ridge Road Stamford, CT 06905 Age: 46	Vice President and Assistant Treasurer	Since November 2004	Vice President, U.S. Trust Company, N.A. (since August 2004); Vice President, BlackRock Financial Management Inc. (2004); Controller, Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer, American Skandia Trust and American Skandia Advisor Funds, Inc. (from 1996 to 2003).	N/A	N/A

Sharon M. Davison 114 West 47th Street New York, NY 10036 Age: 51	Chief Compliance Officer	Since September 2004	Senior Vice President of U.S. Trust Company of New York (since 2001); Director of Securities and Corporate Compliance (since 2001); Director of Special Investigations – New York Stock Exchange Division of Market Surveillance (from 2000 to 2001); Senior Counsel – New York Stock Exchange Division of Market Surveillance (from 1997 to 2000).	N/A	N/A

Wyndham Clark 225 High Ridge Road Stamford, CT 06905 Age: 47	Anti-Money Laundering Officer	Since May 2004	Vice President and AML Officer, U.S. Trust Company, N.A. (since 2003); Vice President and Deputy Director Risk Management, IBJ Whitehall (banking) (from 2001 to 2002); and Vice President and Chief Risk Officer, EMAC, LLC (commercial lender, asset backed security issuer) (from 1999 to 2001).	N/A	N/A

Ralph Pastore 225 High Ridge Road Stamford, CT 06905 Age: 35	Vice President	Since May 2005	Vice President, U.S. Trust Company, N.A. (since 2001); Director, Mutual Fund Operations, American Skandia Investment Services, Inc. (from 1998 to 2001).	N/A	N/A

Daina Hill 114 West 47th Street New York, NY 10036 Age: 50	Secretary and Chief Legal Officer	Since July 2005	Managing Director, General Counsel and Head of Corporate Oversight, U.S. Trust Corporation (since 2002); Vice President, Citibank (from 1987 to 2002) (Deputy General Counsel, Citigroup from 1999 to 2002; General Counsel, Citibank Private Bank from 1996 to 1999; Regional General Counsel, Citibank Emerging Markets from 1990 to 1996).	N/A	N/A

(1)	Each independent director/trustee may be contacted by writing to Excelsior Funds, 225 High Ridge Road, Stamford, CT, 06903.

(2)	Each director/trustee shall hold office until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed. The officers of each Company shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with each Company’s by-laws.

(3)	The Excelsior Funds Complex consists of all registered investment companies (Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust) for which U.S. Trust serves as investment adviser. As of July 29, 2005, the Excelsior Funds Complex consisted of 29 Funds.

(4)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

(5)	“Interested person” of the Company is defined in the 1940 Act. Mr. Bailey is considered an “interested person” because of his affiliation with the Adviser.

The Board has an Audit Committee that meets annually to review the Company’s financial statements with the independent registered public accounting firm and to report on its findings to the Board. The members of the Committee are Frederick S. Wonham, Rodman L. Drake, Mel Hall, Roger M. Lynch, Jonathan Piel and John D. Collins. The Committee met five times during the fiscal year ended March 31, 2005.

The Company’s Board has a Nominating Committee consisting of Frederick S. Wonham, Rodman L. Drake, Mel Hall, Roger M. Lynch, Jonathan Piel and John D. Collins. The Nominating Committee is responsible for considering candidates for election to the Company’s Board in the event a position is vacated or created. The Nominating Committee met one time during the Company’s fiscal year ended March 31, 2005. The Nominating Committee will consider nominees recommended by the Company’s shareholders if the Committee is required to do so. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Company.

Each disinterested director receives an annual fee of $100,000. The Chairman of the Board receives an additional $30,000, the Chairman of the Audit Committee receives an additional $15,000 and the Chairman of the Nominating Committee receives an additional $5,000 for serving in those capacities. Prior to July 31, 2004, each director received an annual fee of $15,000 from both the Company and Excelsior Tax-Exempt Fund and $6,000 from Excelsior Funds Trust plus a per-Company meeting fee of $2,500 from both the Company and Excelsior Tax-Exempt Fund and $1,000 from Excelsior Funds Trust for each meeting attended and was reimbursed for expenses incurred in attending meetings. The Chairman of the Board was entitled to receive an additional annual fee of $7,500 from both the Company and Excelsior Tax-Exempt Fund and $5,000 from Excelsior Funds Trust. In addition, Messrs. Drake and Piel each received $1,000 per annum from each of the Company, Excelsior Tax-Exempt Fund and Excelsior Funds Trust for their services on the Nominating Committee. The Directors may hold various other directorships unrelated to the Funds. The employees of the Advisor and BISYS do not receive any compensation from the Company for acting as officers of the Company.

The following table summarizes the dollar range of shares beneficially owned by each director/trustee in the Fund Complex as of December 31, 2004.1

Name of Director	Dollar Range of Equity Securities in each Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen or to be Overseen by Director or Nominee in Family of Investment Companies
Disinterested Directors
John D. Collins		None	None
Rodman L. Drake	International Fund $	1 –10,000	$1 –10,000

[1]	Fund Complex means the Company, Excelsior Tax-Exempt Fund and Excelsior Funds Trust.

Name of Director	Dollar Range of Equity Securities in each Fund			Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen or to be Overseen by Director or Nominee in Family of Investment Companies
Morrill Melton Hall, Jr.	Core Bond Fund		$1 – 10,000	over 100,000
	Inter. Term Bond Fund		$1 – 10,000
	ST Government Fund		$1 – 10,000
	Pacific/Asia Fund		$1 – 10,000
	Val & Restruct. Fund		$10,001 – 50,000
	Blended Equity Fund		$1 – 10,000
	Large Cap Growth Fund		$1 – 10,000
	Small Cap Fund		$1 – 10,000
	Energy & Nat Fund		$10,001 –50,000
	Real Estate Fund		$1 – 10,000
	International Fund		$1 – 10,000
Roger M. Lynch	None			None
Jonathan Piel	Val & Restruct. Fund	over $	100,000	over 100,000
	Small Cap Fund		$10,001 – 50,000
Frederick S. Wonham	Val & Restruct. Fund		$50,001 – 100,000	over $100,000
	Core Bond Fund	over $	100,000
Interested Director
James L. Bailey	None			None

As of July 29, 2005, the directors and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each fund of the Company, and less than 1% of the outstanding shares of all funds of the Company in the aggregate.

The following chart provides certain information about the fees received by the Company’s directors in the most recently completed fiscal year.

Name of Person/Position	Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Company and Fund Complex* Paid to Directors
John D. Collins	$—	NONE	NONE	$—
Rodman L. Drake	$52,623	NONE	NONE	$90,000
Morrill Melton (“Mel”) Hall, Jr.	$46,520	NONE	NONE	$80,000
Roger M. Lynch	$46,520	NONE	NONE	$80,000
Jonathan Piel	$48,221	NONE	NONE	$82,500
Frederick S. Wonham, Chairman of the Board	$60,476	NONE	NONE	$105,000
James L. Bailey	$—	NONE	NONE	$—

*	The Fund Complex consists of the Company, Excelsior Tax-Exempt Fund and Excelsior Funds Trust.

Investment Advisory and Administration Agreements

United States Trust Company of New York and U.S. Trust Company, N.A. (together “U.S. Trust” or the “Adviser”) serve as co-investment advisers to the Funds, subject to the general supervision and guidance of the Board of Directors of the Company. On June 1, 2003, U.S. Trust Company merged into U.S. Trust Company, N.A. In the Investment Advisory Agreements, the Adviser has agreed to provide the services described in the Prospectus. The Adviser provides investment advisory services through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division. The Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the agreements other than the cost of securities, including brokerage commissions, purchased for the Funds.

For the services provided and expenses assumed pursuant to the Investment Advisory Agreements, the Adviser is entitled to be paid a fee computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each of the Money and Government Money Funds, 0.30% of the average daily net assets of each of the Treasury Money and Short-Term Government Securities Funds, 0.35% of the average daily net assets of the Intermediate-Term Bond Fund, 0.75% of the average daily net assets of each of the Blended Equity, Large Cap Growth and Core Bond Funds, 0.60% of the average daily net assets of each of the Value and Restructuring, Small Cap* and Energy and Natural Resources Funds, 1.00% of the average daily net assets of the Real Estate, International and Pacific/Asia Funds and 1.25% of the average daily net assets of the Emerging Markets Fund.

The Adviser has contractually agreed to waive all or a portion of the advisory fees payable to it by each Fund or reimburse expenses to keep such Fund’s net annual operating expenses from exceeding the percentage stated in the “Annual Fund Operating Expenses” section of the Fund’s prospectus. The waiver may not be terminated before July 31, 2006.

For the fiscal years ended March 31, 2005, 2004 and 2003, the Company paid the Adviser fees for advisory services as follows:

	Fiscal Year ended March 31, 2005	Fiscal Year ended March 31, 2004	Fiscal Year ended March 31, 2003
Blended Equity Fund	$3,177,051	$3,830,825	$3,519,925
Value and Restructuring Fund	$22,824,694	$12,051,920	$9,171,181
Small Cap Fund	$2,607,488	$1,342,758	$723,381
Large Cap Growth Fund	$880,171	$658,869	$676,482
Energy and Natural Resources Fund	$1,099,586	$587,070	$498,629
Real Estate Fund	$784,283	$877,626	$736,025

*	On July 28, 2005, the Board of Directors approved a proposal to increase the management fee of the Small Cap Fund from 0.60% to 0.75%. This proposal must be approved by the Fund’s shareholders before it is effective and the shareholders will be asked to consider this proposal at a special meeting of shareholders. If approved, the new management fee will be 0.75% of the Fund’s average daily net assets.

	Fiscal Year ended March 31, 2005	Fiscal Year ended March 31, 2004	Fiscal Year ended March 31, 2003
International Fund	$1,621,727	$1,000,745	$1,156,976
Pacific/Asia Fund	$1,049,679	$562,527	$232,732
Emerging Markets Fund	$2,711,316	$980,246	$194,559
Money Fund	$449,000	$1,343,754	$3,658,623
Government Money Fund	$140,128	$1,275,152	$1,497,629
Core Bond Fund	$1,064,325	$1,541,622	$1,605,360
Treasury Money Fund	$533,710	$1,410,679	$1,542,864
Short-Term Government Securities Fund	$615,020	$980,679	$632,406
Intermediate-Term Bond Fund	$628,852	$1,051,470	$794,644

For the fiscal years ended March 31, 2005, 2004 and 2003, the Adviser’s waivers reduced advisory fees by the following:

	Fiscal Year ended March 31, 2005	Fiscal Year ended March 31, 2004	Fiscal Year ended March 31, 2003
Blended Equity Fund	$867,936	$360,770	$539,406
Value and Restructuring Fund	$—	$2,242,675	$1,718,740
Small Cap Fund	$56,545	$323,822	$319,636
Large Cap Growth Fund	$339,084	$86,220	$134,988
Energy and Natural Resources Fund	$50,164	$109,154	$148,133
Real Estate Fund	$382,293	$105,231	$10,838
International Fund	$172,930	$80,905	$170,552
Pacific/Asia Fund	$132,880	$57,664	$34,902
Emerging Markets Fund	$472,863	$217,446	$46,387
Money Fund	$3,555,089	$3,813,686	$1,352,873
Government Money Fund	$1,146,409	$310,801	$293,488
Core Bond Fund	$912,503	$567,078	$199,413
Treasury Money Fund	$750,805	$187,511	$203,050
Short-Term Government Securities Fund	$703,376	$472,527	$398,154
Intermediate-Term Bond Fund	$752,670	$347,323	$396,071

At a meeting of the Boards of Directors/Trustees of the Companies held on July 28, 2005 (the “Meeting”), the Boards of Directors/Trustees, including a majority of the directors/trustees who are not “interested persons” (as defined in the 1940 Act) (the “Boards”) approved the continuance of the investment advisory agreements (the “Advisory Agreements”) for each of the Money Fund, the Government Money Fund, the Blended Equity Fund, the Core Bond Fund (formerly known as the Managed Income Fund), the International Fund, the Treasury Money Fund, the Small Cap Fund, the Energy and Natural Resources Fund, the Value and Restructuring Fund, the Pacific/Asia Fund, the Short-Term Government Securities Fund, the Intermediate-Term Bond Fund (formerly known as Intermediate-Term Managed Income Fund), the Real Estate Fund, the Large Cap Growth Fund and the Emerging Markets Fund for Excelsior Funds, Inc.; the Tax-Exempt Money Fund, the Intermediate-Term Tax-Exempt Fund, the Long-Term Tax-Exempt Fund, the New York Intermediate-Term Tax-Exempt Fund, the California Short-Intermediate Term Tax Exempt Income Fund (formerly known as the California Tax-Exempt Income Fund), the Short-Term Tax-Exempt Securities Fund and the New York Tax-Exempt Money Fund for Excelsior Tax-Exempt Funds, Inc.; and the Income Fund, the Total Return Bond Fund, the High Yield Fund, the International Equity Fund, the Mid Cap Value & Restructuring Fund (formerly known as the Mid Cap Value Fund), the Equity Income Fund and the Equity Core Fund of Excelsior Funds Trust (each a “Fund”) with United States Trust Company of New York and U.S. Trust Company, N.A. The Board of Directors of Excelsior Funds, Inc. also approved, and recommended to shareholders for their approval, an amendment (“Amendment”) to the Advisory Agreement for the Small Cap Fund which would increase the level of the advisory fee paid by the Fund.

Both in connection with the Meeting specifically dedicated to renewal of the Advisory Agreements and approval of the Amendment and at other meetings during the course of the year, the directors received written materials and presentations relating to their considerations of the Advisory Agreements and the Amendment. In evaluating the Advisory Agreements and the Amendment, the Directors relied upon their knowledge resulting from their meetings throughout the year, of the Adviser, its services and personnel and the Funds. At the Meeting, the Directors also considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Directors were assisted by their independent legal counsel regarding their responsibilities under applicable law. In determining whether to approve the Advisory Agreements, the Directors considered the following information:

1) The nature, extent and quality of services provided by the Adviser.

The Directors considered the nature, extent and quality of services provided by the Adviser, particularly the portfolio managers and other personnel responsible for providing services to the Funds. The Directors noted that, in addition to managing the investment program of the Funds, the Adviser also provided, at its expense, certain non-advisory and compliance services, including services under the Funds’ Rule 38a-1 compliance program. In addition, the Directors considered that the Adviser, at its own expense, has routinely engaged its internal audit group to examine and report to the Boards on a regular basis various activities and operations of the Funds, the Adviser and the Administrators. The Directors considered that the Adviser, pursuant to a separate Administration Agreement with the Funds, was also responsible for supervising the Funds’ accounting agent and sub-administrator, BISYS, in the performance of administrative, accounting and related services, including valuation of the Funds’ portfolio securities, yield calculations, reports and filings with regulatory authorities, as well as compliance monitoring and testing. The Directors considered the Adviser’s effectiveness in ensuring the Funds’ compliance with their investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Directors also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

The Directors also considered the qualifications, experience and responsibilities of the portfolio managers for the Funds and other personnel responsible for providing advisory services to the Funds. In particular, the Directors focused on the Adviser’s long-standing relationship with the Companies, the Adviser’s overall supervisory structure, the diversity of Fund offerings and portfolio manager compensation structure. The Boards believed that the Adviser had allocated substantial resources and personnel, and had made significant financial expenditures and commitments, to the investment management and other operations of the Funds. The Directors reviewed and considered, based on their experience and interaction with the Adviser, (i) the Adviser’s ability to retain quality portfolio managers and other personnel; (ii) the Adviser’s diligence and attention to detail in carrying out its responsibilities under the Advisory Agreements; (iii) the Adviser’s responsiveness to requests of the Directors; (iv) the scope and depth of the Adviser’s resources; (v) the Adviser’s efforts to keep the Directors apprised of developments relating to the Funds and the industry in general and (vi) the Adviser’s commitment to spend additional resources to improve the performance and operations of the Funds.

2) The performance of the Funds and the Adviser.

The Boards reviewed the investment performance of each of the Funds and the Adviser. In this regard, the Directors compared each Fund’s investment performance over the short, medium and longer term against the investment performance of other SEC registered funds that have similar investment objectives and sales load structures. The Directors also compared each Fund’s investment performance over similar periods both on an absolute basis and against its broad-based securities market benchmark, as reflected in each Fund’s current prospectus and annual report and considered rankings and ratings of the Funds issued by independent third parties. The Directors considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Funds’ shareholders the return and yield performance that was available in the marketplace given each Fund’s investment objectives, policies, strategies, limitations and restrictions. The Directors also considered the actions taken by the Adviser to address performance concerns raised with and by the Directors over the past year.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Boards’ consideration of the level of the advisory fees, as well as their consideration of the Adviser’s proposal to increase the Small Cap Fund’s advisory fee, the Directors reviewed a comparison, developed by a third party consultant of the level of each Fund’s advisory fee and total expense ratio against a peer group of funds selected by the consultant (“Peer Group”). The Directors viewed the Peer Group information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the contractual Advisory Agreement rates as well as the level of the advisory fees after waivers and/or reimbursements. The Directors noted that with respect to certain of the Funds, the Adviser had contractually committed to waive a portion of its fee or reimburse certain Funds for a portion of their expenses to limit the Funds’ total operating expenses. The Directors also considered that the Adviser had a consistent methodology in place for determining the fees and expenses of the Funds.

In connection with their consideration of the proposed increase in the advisory fee for the Small Cap Fund, the Directors noted that the Small Cap Fund’s current advisory fee was well below market, as measured by the average fee of funds in the Peer Group; and, further, that even with the proposed increase in the fee, the Fund’s advisory fee would remain below the median level of that of its Peer Group.

The Directors reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies with substantially similar investment objectives on a sub-advisory basis (“Sub-Advised Accounts”). In evaluating this information, the Directors considered the differences in services provided to Sub-Advised Accounts and the Funds. The Directors also reviewed the fees charged by the Adviser to provide similar advisory services to separate accounts with substantially similar investment objectives as the Funds (“Separate Accounts”) and the differences in services and risks involved in managing Separate Accounts and the Funds from a compliance and regulatory perspective.

The Directors also considered an analysis prepared by the Adviser of the estimated profitability of each Fund to the Adviser for its most recent fiscal year, and reviewed with the Adviser its cost allocation methodology in connection with its profitability. The Directors compared the Adviser’s overall profitability with that of other investment advisers with the assistance of comparisons provided by a third party consultant. The Directors used this information to assist them in evaluating the reasonableness of the advisory fees for the Funds.

4) The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Boards considered information provided by the Adviser as to whether the Adviser had passed on and was likely to pass on to shareholders benefits from its economies of scale. In this regard, the Directors considered various analyses prepared by the Adviser of the estimated profitability of each Fund to the Adviser at higher asset levels and assuming various fee and expense structures. The Directors also considered information from a third party consultant regarding advisory fee breakpoints charged by other funds in the Peer Group. The Directors noted that they would continue to monitor the growth in assets of the Funds and asked the Adviser to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

5) Other factors.

In addition to the above factors, the Directors also discussed other benefits received by the Adviser from its management of the Funds, including the compensation payable by the Funds to affiliates of the Adviser for other services including administration and shareholder servicing. The directors also considered the payments made by the Adviser to financial intermediaries in connection with distribution-related activities and shareholder servicing.

At a meeting held on May 20, 2005, the Directors received and considered information on the Adviser’s soft dollar usage in connection with the Funds and the research services obtained with the Funds’ brokerage. At that meeting, the Directors also received and reviewed a report prepared by a third party that had tested and analyzed the execution of the Funds’ brokerage transactions.

6) Conclusions.

Based on a consideration of all these factors in their totality and after deliberation with their independent counsel, the Directors determined that the advisory fee for each of the Funds, and the proposed increase in advisory fee for the Small Cap Fund, were fair and reasonable in light of these factors and that the Advisory Agreements and Amendment should be approved and continued. The Boards based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

The Investment Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that United States Trust Company of New York and U.S. Trust Company, N.A. shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. In addition, the Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”). Charles R. Schwab is the founder, Chairman and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation’s largest financial services firm and the nation’s largest electronic brokerage firm, in each case measured by customer assets.

Portfolio Managers

Set forth below is information regarding the individuals identified in the prospectus as primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”). All asset information is as of March 31, 2005.

Management of Other Accounts. The table below shows the number of other accounts managed by each Portfolio Manager and the total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Nischal Pai	$1 466,048,983	— —	$70 918,688,316	— —	— —	— —
Richard Bayles	$2 563,424,578	$1 493,963,672	$598 1,449,291,416	— —	— —	— —
David J. Williams	$1 4,624,687,456	— —	$457 1,179,502,387	— —	— —	— —
Timothy Evnin	$2 4,921,021,337	$1 276,975,170	$273 769,674,895	— —	— —	— —
John McDermott	$2 4,921,021,337	— —	$135 289,177,978	— —	— —	— —
Douglas H. Pyle	$1 489,356,238	$1 154,218,591	$56 149,803,973	— —	— —	— —
Jennifer Byrne	$1 489,356,238	— —	$163 345,433,410	— —	— —	— —
Michael E. Hoover	$1 291,793,935	— —	— —	— —	— —	— —
Joan Ellis	$1 113,066,647	— —	— —	— —	— —	— —
Thomas M. Galvin	$1 210,138,455	1 154,897,631	$61 147,677,361	— —	— —	— —
David J. Linehan	$4 850,338,794	$1 68,574,556	— —	— —	— —	— —
Donald Elefson	$4 850,338,794	$1 27,683,714	$9 59,304,233	— —	— —	— —
Alexander D. Powers	$5 1,277,652,322	$1 151,133,775	$50 1,098,034,983	— —	— —	— —
Frank A. Salem	$5 1,277,652,322	$2 352,240,537	$63 2,941,624,725	— —	— —	— —

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Michael Zazzarino	$4 867,535,092	— —	— —	— —	— —	— —
Reiner Triltsch	$2 283,057,502	$1 163,572,186	$2 4,008,834	— —	— —	— —

Compensation. Each Portfolio Manager receives compensation in connection with his/her management of the Fund and other accounts identified above which includes the following components: (1) base salary, (2) a bonus, and (3) an award for assets under management. All forms of compensation for each Portfolio Manager are paid in cash.

Base Salary. Each Portfolio Manager receives a fixed annual base salary. Base salary amounts are determined by the Adviser’s senior management for asset management and human resources (for ease of reference, the “Compensation Committee”) based upon a number of factors, including the Portfolio Manager’s experience, overall performance, responsibilities, and the competitive market place for portfolio manager compensation.

Bonus. Each Portfolio Manager is eligible to receive a bonus in addition to his/her base salary. For each Portfolio Manager, with the exception of Ms. Byrne and Mr. Zazzarino (both are eligible for the Discretionary Bonus discussed below, but not the Performance Bonus), the bonus may consist of two components. The first component is a discretionary component (“Discretionary Bonus”) determined as a percentage of the Portfolio Manager’s base salary. The level of the Discretionary Bonus is determined by the Compensation Committee based upon a number of factors, including the Adviser’s profitability, the size of the eligible bonus pool and the Portfolio Manager’s experience, overall performance, responsibilities, and the competitive market place for portfolio manager compensation. The specific performance of a Fund or other accounts managed by the Portfolio Manager as compared to a benchmark is not considered in determining the amount of the Discretionary Bonus. The second component of the eligible bonus award is a performance bonus (“Performance Bonus”). The amount of the Performance Bonus is determined based upon the investment performance of certain accounts managed by the Portfolio Manager (the “Bonus Accounts”) as compared to an appropriate index as selected by the Adviser. Not all accounts for which the Portfolio Manager has responsibility are Bonus Accounts. Bonus Accounts are selected by the Adviser on the basis that they are generally representative of the class of securities managed by the Portfolio Manager for all of its accounts. The Bonus Accounts for each Portfolio Manager, and their index benchmarks, are as follows:

Portfolio Manager	Bonus Account(s)	Index Benchmark(s)
Nischal Pai	Separate Account Core Portfolios	Lipper S&P 500 Index Objective Funds Average Tax Alpha

Richard Bayles	33% - Common Stock For Trusts Common Trust Fund 67% - Excelsior Equity Core Fund	Lipper Large Cap Core Funds Average Lipper Multi-Cap Core Equity Funds Average

David J. Williams	Excelsior Value & Restructuring Fund	Lipper Multi-Cap Core Equity Funds Average

Timothy Evnin	Excelsior Mid Cap Value & Restructuring Fund	Lipper Mid-Cap Core Equity Funds Average

Douglas H. Pyle	Excelsior Small Cap Fund	Lipper Small Cap Core Equity Funds Average

Jennifer Byrne	n/a	n/a

Michael E. Hoover	Excelsior Energy & Natural Resources Fund	Lipper Natural Resources Fund Average

Joan Ellis	Excelsior Real Estate Fund	Lipper Real Estate Funds Average

John McDermott	Excelsior Mid Cap Value & Restructuring Fund	Lipper Mid Cap Core Funds Average

Thomas M. Galvin	Excelsior Large Cap Growth Fund	Lipper Large Cap Growth Funds Average

David J. Linehan	Excelsior Pacific/Asia Fund	Lipper Pacific Region Funds Average

Donald Elefson	Excelsior Emerging Markets Fund	Morgan Stanley Emerging Markets Free

Alexander D. Powers	50%-Excelsior Core Bond Fund 50%- Excelsior Total Return Bond Fund	Lipper Corporate Debt Funds A-rated Average Lipper Corporate Debt Funds A-rated Average

Frank A. Salem	Excelsior Intermediate-Term Bond Fund	Lipper Short/Interim Investment Grade Debt Funds Average

Reiner Triltsch	Excelsior International Fund	Lipper International Funds Average

Michael Zazzarino*	n/a	n/a

The Performance Bonus amount is determined according to a formula established by the Compensation Committee which takes into account (1) whether the Bonus Account is an equity or a fixed income account, (2) the tenure of the Portfolio Manager in managing the Bonus Account, and (3) the investment performance of the Bonus Accounts as compared to the Index Benchmark over various periods. In general, long term performance has a greater impact on the Performance Bonus than short term performance.

Both the Discretionary Bonus and the Performance Bonus take into consideration a “target bonus factor”, which is a factor of the Base Salary determined for each Portfolio Manager based on considerations of the Portfolio Manager’s responsibilities. For example, an individual who serves as the leader of an investment discipline will have a higher target bonus factor – and therefore a higher potential Discretionary and Performance Bonus – than a Portfolio Manager who is not the leader of an investment discipline.

Ms. Byrne and Mr. Zazzarino do not receive a Performance Bonus. Ms. Ellis receives, in addition to the Discretionary and Performance Bonus described above, an equity research analyst bonus (“Research Analyst Bonus”). The Research Analyst Bonus contains both a discretionary element and a performance element. The discretionary element is determined based on the individual analyst’s performance reviews. The performance element is based on the performance of the individual securities covered by the analyst, relative to the analyst’s rating recommendations, as measured against an index.

Assets Under Management Award. Portfolio Managers receive an award based on the size of all assets for which the Portfolio Manager has management responsibility. For purposes of this award, assets of all types of accounts are treated identically, i.e., no greater credit is given for assets in one type of account over another. The size of this award is determined by a schedule that sets different multiples depending on the Portfolio Manager’s total assets under management. The schedule’s asset ranges and multiples are determined at the discretion of the Compensation Committee. It is anticipated that for 2005, only equity portfolio managers will be eligible for the Assets Under Management Award and that a schedule for fixed income managers will be established in 2006.

Payments of amounts awarded under the Bonus and Assets Under Management Award are deferred and vest over a number of years. The purpose of this vesting program is to promote the retention of Portfolio Managers.

Potential Conflicts of Interest. As reflected above, many of the Portfolio Managers manage accounts in addition to the Funds. A Portfolio Manager’s management of these other accounts may give rise to potential conflicts of interest. The Adviser has adopted policies and procedures that are designed to identify and minimize the effects of these potential conflicts, however there can be no guarantee that these policies and procedures will be effective in detecting potential conflicts or in eliminating the effects of any such conflicts.

*	Mr. Zazzarino will become eligible for the Performance Bonus on January 1, 2006.

Certain components of the Portfolio Managers’ compensation structure may also give rise to potential conflicts of interest to the extent that a Portfolio Manager may have an incentive to favor or devote more effort in managing accounts that impact, or impact to a larger degree, their overall compensation. As reflected above, for Messrs. Bayles, Evnin, Linehan, Elefson, Powers, McDermott, Salem and Triltsch, the Bonus Accounts which serve as the benchmark for determining the amount of the Performance Bonus do not include all of the Funds for which that Portfolio Manager has management responsibility. In addition, Mr. Pai’s Bonus Account is comprised of separately managed accounts and Mr. Bayles’s Bonus Accounts include a common trust fund account in addition to one of the Funds which he manages. As a result, since the Performance Bonus is directly tied to the performance of the Funds or accounts which are Bonus Accounts, these Portfolio Managers may have an incentive to favor these Bonus Accounts to the disadvantage of other accounts that are not Bonus Accounts. The Adviser attempts to mitigate these conflicts by selecting Bonus Accounts that are generally representative of the class of securities managed by the Portfolio Manager for all of its accounts.

In addition, as described above, the level of the Discretionary Bonus is determined, in part, based upon the Adviser’s profitability. Such profits are generally derived from the fees the Adviser receives for managing all of its investment management accounts. To the extent that accounts other then the Funds have the potential to generate more profits for the Adviser than the Funds, the Portfolio Managers may have an incentive to favor such other accounts. Ms. Ellis may also be subject to a conflict of interest in that she receives a Research Analyst Bonus, and therefore may have an incentive to focus more effort on her analyst responsibilities than would be the case if she were not eligible for the Research Analyst Bonus.

Because Portfolio Managers manage multiple accounts with similar objectives, and thus frequently purchase and sell the same securities for such accounts, certain allocation issues may arise. In particular, if a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one Fund or account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The Adviser has adopted policies and procedures that are designed to manage the risk that an account could be systematically advantaged or disadvantaged in connection with the allocation of investment opportunities and aggregation of trade orders. These policies and procedures may include, where consistent with the Adviser’s duty to seek best execution on behalf of its clients, aggregation of orders from multiple accounts for execution. Orders will be allocated to the Funds and the various other accounts on a pro rata basis.

Ownership of Fund Securities. The following reflects the level of investment by each Portfolio Manager in the Funds that they manage.

Dollar Value of Shares Owned Beneficially as of March 31, 2005*
Manager	Fund	None	$1-10K	$10,001 – 50K	$50,001 – 100K	$100,001 – 500K	$500,001 – 1M	Above $1M
Nischal Pai	Blended Equity Fund	X

Richard Bayles	Blended Equity Fund	X
	Equity Core Fund					X

David J. Williams	Value and Restructuring Fund					X

Timothy Evnin	Value and Restructuring Fund					X
	Mid Cap Value & Restructuring Fund							X

Douglas H. Pyle	Small Cap Fund	X

Jennifer Byrne	Small Cap Fund			X

Michael E. Hoover	Energy and Natural Resources Fund	X

Joan Ellis	Real Estate Fund			X

John McDermott	Mid Cap Value & Restructuring Fund				X
	Value & Restructuring Fund		X

Thomas M. Galvin	Large Cap Growth Fund							X

David J. Linehan	International Fund		X
	Pacific/Asia Fund			X
	Emerging Markets Fund			X
	International Equity Fund	X

Donald Elefson	International Fund	X
	Pacific/Asia Fund	X
	Emerging Markets Fund			X
	International Equity Fund	X

*	“Beneficial ownership” includes shares owned by an “immediate family member” (any child, stepchild, grandchild, parent, stepparent, grandparent, spouse, sibling, mother-in-law, father-in-law, son-in-law, daughter-in-law, brother-in-law, sister-in-law and adoptive relationships).

Dollar Value of Shares Owned Beneficially as of March 31, 2005*
Manager	Fund	None	$1-10K	$10,001 – 50K	$50,001 – 100K	$100,001 – 500K	$500,001 – 1M	Above $1M
Alexander D. Powers	Core Bond Fund		X
	Intermediate-Term Bond Fund	X
	Short-Term Government Securities Fund		X
	Income Fund	X
	Total Return Bond Fund	X

Frank A. Salem	Core Bond Fund	X
	Intermediate-Term Bond Fund		X
	Short-Term Government Securities Fund	X
	Income Fund	X
	Total Return Bond Fund	X

Reiner Triltsch	International Equity Fund	X
	International Fund	X

Michael Zazzarino	Core Bond Fund	X
	Short-Term Government Securities Fund	X
	Income Fund	X
	Total Return Bond Fund	X

BISYS Fund Services Ohio, Inc. (“BISYS”) (an affiliate of the Distributor) and U.S. Trust Company, N.A. (together, the “Administrators”) serve as the Company’s administrators and provide the Funds with general administrative and operational assistance. Pursuant to an Administration Agreement dated November 12, 2004 (the “Administration Agreement”). Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with clerical, accounting and bookkeeping services, and certain other services required by the Funds. Under the Administration Agreement, U.S. Trust Company, N.A. serves as administrator and BISYS serves as sub-administrator of the respective Funds. The Administrators prepare semiannual reports to the SEC and shareholders, prepare filings with state securities commissions, calculate expenses and control disbursements for the Company and each Fund, maintain certain of the Funds’ financial accounts and records, and generally assist in the Funds’ operations.

BISYS also acts as the fund accounting agent for the Company and pursuant to a Fund Accounting Agreement with the Fund, computes the net asset value, net income, and realized capital gains or losses of the Funds.

The Administrators also provide administrative services to the investment portfolios of Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust, which are also advised by U.S.

Trust and its affiliates and distributed by the Distributor. For services provided to all of the investment portfolios of the Company, Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust, the Administrators are entitled jointly to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies as follows:

Combined Aggregate Average Daily Net Assets

of the Company, Excelsior Tax-Exempt Funds, Inc.

and Excelsior Funds Trust

For all Funds (excluding the International Funds of the Company and Excelsior Funds Trust)	Annual Fee
First $200 million	0.200%
Next $200 million	0.175%
Over $400 million	0.150%

International Funds of the Company and Excelsior Funds Trust
All Assets	0.200%

Administration fees payable to the Administrators by each portfolio of the Company, Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time.

Effective December 13, 2004, BISYS replaced SEI Global Funds Services and Federated Services Company as co-administrator. For the fiscal years ended March 31, 2005, 2004 and 2003, the Funds paid total administration fees as follows:

	Fiscal Year ended March 31, 2005	Fiscal Year ended March 31, 2004	Fiscal Year ended March 31, 2003
Blended Equity Fund	$724,790	$622,004	$489,600
Value and Restructuring Fund	$5,200,295	$2,396,263	$2,018,352
Small Cap Fund	$608,418	$309,123	$201,666
Large Cap Growth Fund	$223,174	$110,577	$112,652
Energy and Natural Resources Fund	$263,754	$129,149	$107,738
Real Estate Fund	$158,940	$109,395	$96,692
International Fund	$333,511	$173,065	$211,760
Pacific/Asia Fund	$217,959	$99,231	$46,355
Emerging Markets Fund	$478,827	$153,306	$39,358
Money Fund	$2,151,251	$1,181,552	$3,033,610
Government Money Fund	$692,515	$705,209	$655,321
Core Bond Fund	$356,016	$312,908	$277,061
Treasury Money Fund	$572,737	$592,548	$633,571
Short-Term Government Securities Fund	$590,125	$539,074	$383,409
Intermediate-Term Bond Fund	$532,521	$444,781	$377,354

For the fiscal years ended March 31, 2005, 2004 and 2003, the Administrators waived the following administration fees:

	Fiscal Year ended March 31, 2005	Fiscal Year ended March 31, 2004	Fiscal Year ended March 31, 2003
Blended Equity Fund	$92,015	$223,554	$222,643
Value and Restructuring Fund	$557,110	$1,208,392	$751,115
Small Cap Fund	$63,801	$111,106	$71,145
Large Cap Growth Fund	$23,079	$39,738	$45,560
Energy and Natural Resources Fund	$26,487	$46,415	$42,244
Real Estate Fund	$17,826	$39,314	$35,387
International Fund	$25,422	$43,266	$54,447
Pacific/Asia Fund	$18,554	$24,808	$12,187
Emerging Markets Fund	$30,644	$38,326	$9,902
Money Fund	$273,411	$1,938,819	$930,144
Government Money Fund	$86,874	$253,755	$291,759
Core Bond Fund	$43,265	$112,465	$110,482
Treasury Money Fund	$75,758	$213,093	$236,006
Short-Term Government Securities Fund	$75,529	$193,762	$137,847
Intermediate-Term Bond Fund	$65,368	$159,864	$138,470

Shareholder Organizations

The Company has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund’s payment of not more than the annual rate of 0.25% (0.15% with respect to the Institutional Shares of the Money Fund) of the average daily net assets of the Fund’s Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (d) providing periodic statements showing a Customer’s account balances and confirmations of transactions by the Customer; (e) providing tax and dividend information to shareholders as appropriate; (f) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Company to Customers; and (g) providing or arranging for the provision of other related services. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer’s investment.

The Company’s agreements with Shareholder Organizations are governed by an Administrative Services Plan (the “Plan”) adopted by the Company. Pursuant to the Plan, the Company’s Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company’s agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of the Company’s directors, including a majority of the directors who are not “interested persons” of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the “Disinterested Directors”).

Any material amendment to the Company’s arrangements with Shareholder Organizations must be approved by a majority of the Company’s Board of Directors (including a majority of the Disinterested Directors). So long as the Company’s arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Company’s Board of Directors who are not “interested persons” (as defined in the 1940 Act) of the Company will be committed to the discretion of such Disinterested Directors.

For the fiscal year ended March 31, 2005 the Company made payments to Shareholder Organizations in the following amounts:

	Total Paid	Amounts Paid to Affiliates of U.S. Trust*
Blended Equity Fund	$1,348,329	$1,275,589
Value and Restructuring Fund	$9,095,957	$4,751,166
Small Cap Fund	$1,066,294	$1,028,717
Large Cap Growth Fund	$390,189	$378,816
Energy and Natural Resources Fund	$402,275	$299,870
Real Estate Fund	$279,978	$248,917
International Fund	$412,774	$406,940
Pacific/Asia Fund	$283,814	$270,497
Emerging Markets Fund	$498,102	$323,588
Money Fund	$2,860,544	$2,833,215
Government Money Fund	$1,286,283	$1,284,129
Core Bond Fund	$637,856	$565,074
Treasury Money Fund	$1,070,408	$1,055,676
Short-Term Government Securities Fund	$1,098,664	$997,890
Intermediate-Term Bond Fund	$947,335	$947,335

*	Includes payments made to Charles Schwab & Co., Inc. and U.S. Trust.

Expenses

Except as otherwise noted, the Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include: taxes; interest; fees (including fees paid to the Company’s directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase and sale of portfolio securities.

Custodian and Transfer Agent

J.P. Morgan Chase Bank (“J.P. Morgan Chase”), a wholly-owned subsidiary of J.P. Morgan Chase & Co., Inc., serves as the custodian of the Funds’ assets. Under the Custodian Agreement, J.P. Morgan Chase has agreed to: (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds’ portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to the Company’s Board of Directors concerning the Funds’ operations. J.P. Morgan Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that J.P. Morgan Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation. Communications to the custodian should be directed to J.P. Morgan Chase Bank, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

State Street Bank and Trust Company (“State Street”) serves as the Funds’ transfer agent and dividend disbursing agent. In such capacity, State Street has agreed to: (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Company’s Board of Directors concerning the Funds’ operations. For its transfer agency, dividend-disbursing, and accounting services, State Street is entitled to receive an annual fee of $12.50 per Network Account, $17.50 per Direct Account and $2.40 per Closed Account. In addition, State Street is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

State Street may, at its own expense, delegate its transfer agency obligations to BFDS or an affiliate registered as a transfer agent under applicable law, provided that State Street shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency and Service Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, State Street has delegated its transfer agency obligations to BFDS. For those services provided by it, BFDS is entitled to receive the same schedule of fees as State Street. BFDS may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services. Communications to the transfer agent should be directed to Excelsior Funds, c/o BFDS, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184).

PORTFOLIO TRANSACTIONS

Subject to the general control of the Company’s Board of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds. For the Money Market Funds and Fixed Income Funds, purchases and sales of portfolio securities will usually be principal transactions without brokerage commissions.

The Equity Funds and Fixed Income Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Fixed Income Funds’ turnover rates may remain higher than those of many other investment companies with similar investment objectives and policies. However, since brokerage commissions are not normally paid on instruments purchased by these Funds, portfolio turnover is not expected to have a material effect on the net income of any of these Funds. The Funds’ portfolio turnover rates may also be affected by cash requirements for redemptions of shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See “Financial Highlights” in the Funds’ Prospectuses for each of the Fund’s portfolio turnover rates.

The Money Market Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but brokerage commissions are not normally paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net income of the Funds.

Securities purchased and sold by the Fixed Income Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. With respect to over-the-counter transactions, the Money Market Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. In executing portfolio transactions for the Funds, the Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act.

During the last three fiscal years, the Company paid brokerage commissions on behalf of each Fund as shown in the table below. None of the brokerage commissions were paid to an affiliated person of the Fund, the Investment Adviser, or the Distributor at such time.

	2005	2004	2003
Blended Equity Fund	$275,228	$397,679	$417,015
Value and Restructuring Fund	$2,296,279	$1,627,153	$1,764,714
Small Cap Fund	$962,562	$817,281	$850,026
Large Cap Growth Fund	$164,189	$234,425	$284,223
Energy and Natural Resources Fund	$728,534	$391,682	$344,680
Real Estate Fund	$55,249	$124,213	$71,036
International Fund	$588,640	$305,930	$579,380
Pacific/Asia Fund	$581,290	$316,411	$178,031
Emerging Markets Fund	$964,863	$498,257	$77,151
Money Fund	—	—	—
Government Money Fund	—	—	—
Core Bond Fund	—	—	—
Treasury Money Fund	$1	—	—
Short-Term Government Securities Fund	—	—	—
Intermediate-Term Bond Fund	—	—	—

Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. Securities purchased and sold by the Core Bond, Short-Term Government Securities and Intermediate-Term Bond Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession.

The Investment Advisory Agreements between the Company and the Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best net price and the most favorable execution. The Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

In addition, the Investment Advisory Agreements authorize the Adviser, to the extent permitted by law and subject to the review of the Company’s Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy. Such services might also include reports on global, regional, and country-by-country prospects for economic growth, anticipated levels of inflation, prevailing and expected interest rates, and the outlook for currency relationships.

Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Funds.

During the fiscal year ended March 31, 2005, the Adviser directed Fund brokerage transactions to brokers because of research services provided. The amounts of such transactions and their related commissions were as follows:

Fund	Amount of Transactions	Related Commission
Blended Equity Fund	$185,726,069	$178,440
Value and Restructuring Fund	$1,161,759,070	$2,076,760
Small Cap Fund	$458,663,883	$684,366
Large Cap Growth Fund	$108,029,690	$124,387
Energy and Natural Resources Fund	$380,391,540	$579,928
Real Estate Fund	$30,192,479	$44,814
International Fund	$183,170,438	$391,453
Pacific/Asia Fund	$155,990,210	$407,645
Emerging Markets Fund	$239,128,505	$840,734

Portfolio securities will not be purchased from or sold to the Adviser, Distributor, or any of their affiliated persons (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 2005, the following Funds held the following securities of the Company’s regular brokers or dealers or their parents: Blended Equity Fund: common stock issued by Goldman, Sachs & Company with a principal amount of $10,522,304; common stock issued by Lehman Brothers, Inc. with a principal amount of $0; common stock issued by J.P. Morgan Chase Bank with a principal amount of $2,629,600; and common stock issued by Merrill Lynch, Inc. with a principal amount of $3,146,960; Large Cap Growth Fund: common stock issued by Lehman Brothers, Inc. with a principal amount of $4,020,632; Value and Restructuring Fund: common stock issued by J.P. Morgan Chase Bank with a principal amount of $63,145,000; common stock issued by Lehman Brothers, Inc. with a principal amount of $63,558,000; and common stock issued by Morgan Stanley Dean Witter, Inc. with a principal amount of $75,856,250; Money Fund: held commercial paper issued by Banc of America Investment Services with a principal amount of $70,000,000; and commercial paper issued by Goldman, Sachs & Company with a principal amount of $0; Short-Term Government Securities Fund: a corporate bond issued by Morgan Stanley Dean Witter, Inc. with a principal amount of $5,028,684; a corporate bond issued by Banc of America Investment Services with a principal amount of $7,374,995; and a corporate bond issued by Bear, Stearns & Co.; Intermediate-Term Bond Fund a corporate bond issued by Bear Stearns & Co. with a principal amount of $9,358,932; a corporate bond issued by Morgan Stanley Dean Witter, Inc. with a principal amount of $11,289,000; a corporate bond issued by J.P. Morgan Chase Bank with a principal amount of $4,130,000; a corporate bond issued by Banc of America Investment Services with a principal amount of $2,138,663; and a corporate bond issued by Credit Suisse First Boston Corporation with a principal amount of $1,835,000; Core Bond Fund: a corporate bond issued by Morgan Stanley Dean Witter, Inc. with a principal amount of $8,751,000; a corporate bond issued by Merrill Lynch, Inc. with a principal amount of $2,881,000; a corporate bond issued by Lehman Brothers, Inc. with a principal amount of $0; and a corporate bond issued by Goldman, Sachs & Company with a principal amount of $0.

NET ASSET VALUE AND NET INCOME OF THE MONEY MARKET FUNDS

The Money Market Funds use the amortized cost method of valuation to value Shares in the Funds. Pursuant to this method, a security is valued at its cost initially, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund involved would receive if it sold the security. The market value of portfolio securities held by the Funds can be expected to vary inversely with changes in prevailing interest rates.

The Money Market Funds invest only in high-quality instruments and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a constant net asset value per Share. The Funds will not purchase any security deemed to have a remaining maturity of more than 13 months within the meaning of the 1940 Act or maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Company’s Board of Directors have established procedures that are intended to stabilize the net asset value per Share of each Fund for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which the net asset value per Share of a Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Board of Directors will promptly consider what action, if any, should be initiated. If the Board of Directors believe that the extent of any deviation from a Fund’s $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, it will take appropriate steps to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming Shares in kind; reducing the number of the Fund’s outstanding Shares without monetary consideration; or utilizing a net asset value per Share determined by using available market quotations.

Net income of each of the Money Market Funds for dividend purposes consists of (i) interest accrued and discount earned on a Fund’s assets, less (ii) amortization of market premium on such assets, accrued expenses directly attributable to the Fund, and the general expenses or the expenses common to more than one portfolio of a Company (e.g., administrative, legal, accounting, and directors’ fees) prorated to each portfolio of the Company on the basis of their relative net assets.

PORTFOLIO VALUATION

The Funds determine the net asset value (“NAV”) of their shares once daily as of the close of normal trading on the NYSE on each Business Day. The NAV is determined by dividing the market value of each Funds’ assets less its liabilities divided by the number of the Fund’s outstanding shares.

The following discussion applies to all Funds other than the Money Market Funds. The Board of Directors has approved a Statement of Pricing Policies (the “Pricing Policies”) setting forth the policies to be employed by the Funds in (i) determining the market value of securities and other positions (“securities”) for which market quotations are readily available, and (ii) determining when market quotations are not readily available and establishing the fair value of securities in such situations.

The Board has delegated to U.S. Trust Company N.A. the responsibility to oversee these Pricing Policies and to make determinations of fair value in circumstances where market quotations are not readily available, as determined in accordance with these Pricing Policies. In this regard, U.S. Trust has established a pricing committee (the ‘Pricing Committee”) to perform these functions. The Pricing Committee has adopted procedures implementing these policies (“Pricing Procedures”).

Pursuant to the Pricing Policies, the values of securities for which market quotations are readily available are generally determined in the following manner. Securities which are traded on one or more stock exchanges (whether foreign or domestic) are valued at the last sale price on the securities exchange on each Fund Business Day. Securities traded on more than one exchange are valued by reference to the principal exchange on which the security is traded. Securities traded on the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”) or, in the event that the NOCP is unavailable, at the last sale price. Unlisted put or call options are valued at the last sale price for the option. Open futures contracts and options thereon are valued using the closing settlement price or, in the absence thereof, the most recent quoted bid price. Securities traded only on over-the-counter markets are valued through the use of an independent pricing service. Investments in debt securities purchased within 60 days of maturity are valued based upon the amortized cost. Fixed income securities having 61 days or more remaining until maturity are valued based on last sales price from a recognized broker-dealer, or in the absence of such a price, at the mean of the current bid and asked spreads.

The Pricing Policies provide that securities for which market quotations are not readily available will be valued at fair value. Such securities may include securities which principally trade in foreign markets and where the Pricing Committee has determined that a significant event has occurred as described in the prospectus. The Board has delegated to the Adviser the function of determining situations where market quotations are not readily available and the fair value of such securities. Such delegation is subject to review of any such fair value determinations by the Board. In making its determinations as to whether market quotations are readily available, and if not, the methodology for determining the fair value of such securities, the Adviser, acting through the Pricing Committee, will act reasonably and in good faith.

In arriving at a fair value, the Pricing Committee will seek to employ a methodology reasonably designed to discern, under the circumstances and based on the information available to it at the time, what the Fund could reasonably expect to receive upon the security’s current sale. The Pricing Committee will not consider what a buyer might pay at some later time. The Pricing Committee will consider all relevant information in making this determination including, where appropriate, the value of other comparable financial instruments, including: the value of derivatives; trading volumes; changes in interest rates; observations from financial institutions; lending information regarding similar securities; government (domestic or foreign) actions or pronouncements; the nature of any restrictions on disposition of the securities; assessment of the general liquidity/illiquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the pricing committee regarding the issuer of the markets or industry in which it operates; other analytical data and other news events. With respect to securities traded on foreign markets, the factors also might include: the value of foreign securities traded on other foreign markets, ADR trading prices, exchange-traded fund prices and foreign currency exchange activity. The Pricing Committee will also evaluate factors relating to the event that precipitated the determination that market quotations are not readily available, whether the event is likely to recur, whether the effects of the event are isolated or whether they affect entire markets, countries, or regions.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP (“D&T”) serves as the independent registered public accounting firm for the Fund. Its principal address is Two World Financial Center, New York, NY 10281. The previous independent registered public accounting firm, Ernst & Young, LLP (“E&Y”) were terminated by the Company’s Board of Directors and Joint Audit Committee as a result of concerns regarding their independence at the time of the issuance of their report on the Funds’ March 31, 2004 financial statements. These concerns were the result of certain real estate consulting services performed by E&Y on a contingent fee basis for Charles Schwab & Co., Inc., which is an affiliate of the Adviser. During the period in which E&Y served as independent registered public accounting firm for the Company, there was no disagreement between E&Y and the Company on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures. At the request of the Board and the Joint Audit Committee, D&T has performed a re-audit of those financial statements, and D&T has issued an unqualified opinion on the Funds’ March 31, 2004 financial statements. A copy of such financial statements are available upon request.

COUNSEL

Legal matters in connection with the issuance of shares of stock of the Funds are passed upon by Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York 10022.

ADDITIONAL INFORMATION CONCERNING TAXES

The following supplements the tax information contained in the Prospectus.

For federal income tax purposes, each Fund is treated as a separate corporate entity and has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements. If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such Fund’s current and accumulated earnings and profits and would be eligible for the dividends received deduction available in some circumstances to corporate shareholders. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses), if any. The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by a Fund and investments in passive foreign investment companies (“PFICs”) are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to Shareholders as ordinary income. In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the PFIC shares.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury as “backup withholding” 28% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are “exempt recipients.” Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

With respect to the Real Estate Fund, the dividends received deduction is not available for dividends attributable to distributions made by a REIT to the Fund. In addition, distributions paid by REITs often include a “return of capital.” The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders. However, if shareholders receive a return of capital, the basis of their shares is decreased by the amount of such return of capital. This, in turn, affects the capital gain or loss realized when shares of the REIT are exchanged or sold. If the Real Estate Fund makes distributions in excess of its earnings, a shareholder’s basis in the Fund will be reduced by the amount of such return of capital if such shareholder elects to receive distributions in cash (as opposed to having them reinvested in additional shares of the Fund). If a shareholder’s basis is reduced to zero, any further return of capital distribution is taxable as a capital gain.

If the International Equity Funds hold more than 50% of their assets in foreign stock and securities at the close of their taxable year, the Funds may elect to “pass through” to the Funds’ shareholders foreign income taxes paid. If the Funds so elect, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the Funds as part of the amounts distributed to them by the Funds and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction will be permitted to individuals in computing their alternative minimum tax liability. If the International Equity Funds do not qualify or elect to pass through to the Funds’ shareholders foreign income taxes paid, shareholders will not be able to claim any deduction or credit for any part of the foreign income taxes paid by the Funds.

The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state, local and foreign taxes.

PROXY VOTING PROCEDURES

The Board of Directors has delegated the responsibility to vote proxies to the Adviser, subject to the Board’s oversight. The Adviser’s policies, which follow, are reviewed periodically, and, accordingly, are subject to change.

U.S. Trust often has authority to vote proxies for shareholders with accounts managed by the firm. As an investment adviser, U.S. Trust has a fiduciary duty to act solely in the best interests of its clients when exercising this authority. U.S. Trust recognizes that in those cases where it has voting authority, it must vote client securities in a timely manner and make voting decisions that are in the best interests of its clients.

To fulfill this responsibility, U.S. Trust has established a Proxy Committee. The Proxy Committee is responsible for establishing and implementing proxy voting policies and procedures and for monitoring those policies and procedures. Appendix D and Appendix E set forth the Proxy Committee’s current policies with respect to how U.S. Trust will vote with regard to specified matters which may arise from time to time. These voting policies are based entirely upon considerations of investment value and the financial interests of its clients.

From time to time, U.S. Trust may experience potential conflicts of interest when voting a proxy for an issuer with whom U.S. Trust may have a relationship that might affect the manner in which we vote the issuer’s proxy. The Proxy Committee has developed conflicts procedures governing these situations which are set forth in detail in Appendix F.

The Proxy Committee has established the following voting guidelines. In all cases these guidelines are subject to the firm’s conflicts procedures, so that in the event a conflict is identified, the procedures set forth in Appendix F, rather than these guidelines, will apply:

1.	With respect to those routine matters set forth in Appendix D, U.S. Trust will vote in accordance with the views and recommendations of a corporation’s management.

2.	With respect to the matters identified in Appendix E, U.S. Trust will vote in accordance with the guidelines set forth in Appendix E.

3.	With respect to any matter which is not identified in either Appendix D or E, the Proxy Committee will consider such matter on a case-by-case basis and vote in a manner consistent with its fiduciary obligations and the interests of its clients.

4.

The Proxy Committee may override the guidelines set forth in Appendix D and Appendix E if it determines that a vote contrary to these guidelines is appropriate from the standpoint of the interests of its clients and is consistent with its fiduciary responsibilities. Any decision to deviate from these guidelines must be documented by the Proxy Committee and maintained with the records of the Committee. In compelling circumstances, the Proxy Committee may determine to “split” its vote on a particular matter for different investment advisory clients for which it is exercising its authority to vote proxies. Any decision to “split” votes must be appropriate from the standpoint of the interests of each of its clients and must be consistent with its fiduciary responsibilities.

Any decision to split votes must be documented by the Proxy Committee and maintained with the records of the Committee.

CODE OF ETHICS

The Company, U.S. Trust Company of New York, U.S. Trust Company, N.A. and the Distributor have adopted codes of ethics that allow for personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund.

MISCELLANEOUS

As used herein, “assets allocable to the Fund” means the consideration received upon the issuance of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular portfolio of the Company. In determining a Fund’s net asset value, assets allocable to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of the Company which are normally allocated in proportion to the relative asset values of the Company’s portfolios at the time of allocation. Subject to the provisions of the Company’s Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of June 30, 2005, U.S. Trust and its affiliates held of record the following percentages of each Fund’s outstanding Shares class shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares:

Blended Equity Fund	66.11	%*
Large Cap Growth Fund	86.37	%*
Small Cap Fund	80.04	%*
Value and Restructuring Fund	14.27	%*
Energy and Natural Resources Fund	26.45	%*
Real Estate Fund	60.91	%*
International Fund	77.26	%*
Pacific/Asia Fund	76.78	%*
Emerging Markets Fund	33.59	%*
Money Fund	92.83%
Government Money Fund	93.22%
Core Bond Fund	57.28%
Treasury Money Fund	78.78%
Short-Term Government Securities Fund	73.40%
Intermediate-Term Bond Fund	84.21	%*

*	Atwell & Co. is the nominee for the Adviser. Atwell & Co., FBO 050, P.O. Box 456, Wall Street Station, New York, New York 10005; Atwell & Co. FBO 051, P.O. Box 2044, Peck Slip Station, New York, New York 10038; or Atwell & Co. FBO 052, P.O. Box 2044, Peck Slip Station, New York, New York 10038.

As of June 30, 2005, U.S. Trust and its affiliates held of record the following percentages of each Fund’s outstanding Institutional Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares:

Value and Restructuring Fund	12.11	%*
Money Fund	70.11%
Emerging Markets Fund	100	%*

As of June 30, 2005, U.S. Trust and its affiliates held of record the following percentages of each Fund’s outstanding Retirement Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares:

Value and Restructuring Fund	None
Small Cap Fund	94.88%
Core Bond Fund	95.30%
Large Cap Growth Fund	94.81%

As of June 30, 2005, the Directors and officers as a group owned beneficially less than 1.0% of all the Funds’ outstanding shares.

*	Atwell & Co. is the nominee for the Adviser. Atwell & Co., FBO 050, P.O. Box 456, Wall Street Station, New York, New York 10005; Atwell & Co. FBO 051, P.O. Box 2044, Peck Slip Station, New York, New York 10038; or Atwell & Co. FBO 052, P.O. Box 2044, Peck Slip Station, New York, New York 10038.

As of June 30, 2005, the following shareholders owned of record or beneficially 5% or more of shares of such Fund’s Shares class:

Name and Address	Percentage of Fund	Nature of Ownership

Blended Equity Fund

Charles Schwab & Co. Inc. Special Custody A/C for Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	9.96%	Record

Large Cap Growth Fund

None

Small Cap Fund

Charles Schwab & Co. Inc. Special Custody A/C for Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	10.46%	Record

Value and Restructuring Fund

Charles Schwab & Co. Inc. Special Custody A/C for Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	34.29%	Record

John Hancock Life Insurance Co. USA Attn: Rosie Chuck Ussrs Seg FND/ACC 250 Bloor Street 7th Floor Toronto Ontario Canada M4W 1E5	13.76%	Record

Energy and Natural Resources Fund

Charles Schwab & Co. Inc. Special Custody A/C for Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	25.84%	Record

Real Estate Fund

Charles Schwab & Co. Inc. Special Custody A/C for Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	18.48%	Record

International Fund

Charles Schwab & Co. Inc. Special Custody A/C for Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	8.63%	Record

Pacific/Asia Fund

Charles Schwab & Co. Inc. Special Custody A/C for Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	6.29%	Record

Emerging Markets Fund

Charles Schwab & Co. Inc. Special Custody A/C for Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	31.68%	Record

Money Fund

None

Government Money Fund

None

Core Bond Fund

Charles Schwab & Co. Inc. Special Custody A/C for Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	13.78%	Record

Treasury Money Fund

None

Short-Term Government Services Fund

None

Intermediate-Term Bond Fund

Charles Schwab & Co. Inc. Special Custody A/C for Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	5.17%	Record

As of June 30, 2005, the following shareholders owned of record or beneficially 5% or more of such Fund’s Institutional Shares:

Name and Address	Percentage of Fund	Nature of Ownership

Value and Restructuring Fund

Fidelity Investments Institutional Operations C/O INC AS AGENT For Certain Employee Benefit Plans 100 Magellan Way KW1C Covington, KY 41015-1999	61.94%	Record

SEI Trust Company c/o CBWM Attn: Mutual Funds One Freedom Valley Drive Oaks, Pennsylvania 19456	7.59%	Record

Money Fund

Robin Hood Foundation 826 Broadway Fl 7 New York, New York 10003-4825	7.18%	Record

Welsh Carson Anderson & Stowe VIII LP 320 Park Avenue Suite 2500 New York, New York 10022-6815	7.11%	Record

Welsh Carson Anderson & Stowe VIII LP 320 Park Avenue Suite 2500 New York, New York 10022-6815	5.22%	Record

Emerging Markets Fund

None

As of June 30, 2005, the following shareholders owned of record or beneficially 5% or more of each Fund’s Retirement Shares:

Name and Address	Percentage of Fund	Nature of Ownership

Value and Restructuring Fund

NFS LLC 1250 N. LaSalle Street #1314 Chicago, IL 60610-1954	89.74%	Record

NFS LLC 401 S. LaSalle Street #1201 Chicago, IL 60605-3041	5.38%	Record

Small Cap Fund

None

Core Bond Fund

None

Large Cap Growth Fund

None

FINANCIAL STATEMENTS

The audited financial statements and notes thereto in the Company’s Annual Reports to Shareholders for the fiscal year ended March 31, 2005 (the “2005 Annual Report”) for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the 2005 Annual Reports are incorporated by reference herein. The financial statements included in the 2005 Annual Reports for the Funds have been audited by the Company’s independent registered public accounting firm, Deloitte & Touche LLP, whose reports thereon also appear in the 2005 Annual Reports and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance on their reports given on their authority as experts in accounting and auditing. Additional copies of the 2005 Annual Reports may be obtained at no charge by telephoning BFDS at (800) 446-1012.

APPENDIX A

INTERNATIONAL FUND

The following investment limitations are fundamental. The Fund may not:

1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

2. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

3. Issue any senior securities, except insofar as any borrowing in accordance with the Fund’s investment limitation contained in the Prospectus might be considered to be the issuance of a senior security;

4. Purchase securities of any one issuer, other than U.S. government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

5. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, providing that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. government or domestic bank obligations and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy;

6. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) the Fund may lend portfolio securities in an amount not exceeding 30% of its total assets;

7. Purchase securities on margin, make short sales of securities, or maintain a short position;

8. Invest in companies for the purpose of exercising management or control;

9. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act;

10. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that the Fund may write covered call options with respect to its portfolio securities that are traded on a national securities exchange or on foreign exchanges and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such option, the aggregate value of the securities subject to the options written by the Fund does not exceed 25% of the value of its total assets; and provided that the Fund may enter into forward currency contracts in accordance with its investment objective and policies;

11. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years;

12. Purchase or sell commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities; and (ii) the Fund may enter into forward currency contracts, futures contracts and related options and may invest up to 5% of its total assets in gold bullion;

13. Knowingly invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available;

14. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing or by entering into reverse repurchase agreements or by engaging in other investment techniques constituting leverage as permitted by SEC rules; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge; and

15. Invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

The following investment limitations are operating policies. The Fund will:

16. Limit its investments in warrants so that, valued at the lower of cost or market value, it does not exceed 5% of its net assets. For the purpose of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to be without value. The Fund also intends to refrain from entering into arbitrage transactions;

17. The Fund will not invest more than 25% of the value of its total assets in domestic bank obligations; and

18. Limit its investments in illiquid securities to 10% of its net (rather than total) assets, notwithstanding Investment Limitation No. 13 above.

The Fund may not:

19. Purchase or sell commodities except as provided in Investment Limitation No. 12 above.

* * *

For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

With respect to the Fund’s fundamental Investment Limitation No. 14 asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund’s securities will not constitute a violation of such limitation; however, with respect to an increase in such percentage relating to Fund borrowings and/or investments in illiquid securities, the Adviser will take appropriate remedial action within three days for borrowings and within a reasonable amount of time for illiquid securities.

PACIFIC/ASIA FUND

The following investment limitations are fundamental. The Fund may not:

1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

2. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

3. Issue any senior securities, except insofar as any borrowing in accordance with the Fund’s investment limitation contained in the Prospectus might be considered to be the issuance of a senior security;

4. Purchase securities of any one issuer, other than U.S. government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

5. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, providing that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. government, and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy;

6. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) the Fund may lend portfolio securities in an amount not exceeding 30% of its total assets;

7. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing or by entering into reverse repurchase agreements or by engaging in other investment techniques constituting leverage as permitted by SEC rules; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge;

8. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities; and (ii) the Fund may enter into forward currency contracts, futures contracts and related options and may invest up to 5% of its total assets in gold bullion;

9. Invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

The following investment limitations are operating policies. The Fund may not:

10. Purchase securities on margin, make short sales of securities, or maintain a short position;

11. Invest in companies for the purpose of exercising management or control; and

12. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

The Fund will:

13. Under normal market conditions, invest at least 80% of its net assets in investments that are tied economically to the particular country or geographic region suggested by its name. For purposes of this test only, net assets includes borrowings for investment purposes. In the event the Board of Directors votes to change this policy, shareholders will be provided with written notice of such change at least 60 days prior to the effective date of such change in the Fund’s 80% investment policy; and

14. Limit its investments in warrants so that, valued at the lower of cost or market value, it does not exceed 5% of its net assets. For the purpose of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to be without value. The Fund also intends to refrain from entering into arbitrage transactions.

* * *

For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

With respect to the Fund’s fundamental Investment Limitation No. 7 asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund’s securities will not constitute a violation of such limitation; however, with respect to an increase in such percentage relating to Fund borrowings and/or investments in illiquid securities, the Adviser will take appropriate remedial action within three days for borrowings and within a reasonable amount of time for illiquid securities.

EMERGING MARKETS FUND

The following investment limitations are fundamental. The Fund may not:

1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

2. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

3. Issue any senior securities, except insofar as any borrowing in accordance with the Fund’s investment limitation contained in the Prospectus might be considered to be the issuance of a senior security;

4. Purchase securities of any one issuer, other than U.S. government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

5. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, providing that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. government, and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy;

6. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) the Fund may lend portfolio securities in accordance with its investment objective and policies;

7. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities; and (ii) the Fund may enter into forward currency contracts, futures contracts and related options and may invest up to 5% of its total assets in gold bullion;

8. Borrow money (including entering into reverse repurchase agreement and purchasing when-issued securities) or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act; and

9. Invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

The following investment limitations are operating policies. The Fund may not:

10. Purchase securities on margin, make short sales of securities, or maintain a short position;

11. Invest in companies for the purpose of exercising management or control; and

12. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

The Fund will:

13. Under normal market conditions, invest at least 80% of its net assets in investments that are tied economically to the particular country or geographic region suggested by its name. For purposes of this test only, net assets includes borrowings for investment purposes. In the event the Board of Directors votes to change this policy, shareholders will be provided with written notice of such change at least 60 days prior to the effective date of such change in the Fund’s 80% investment policy; and

14. Limit its investments in warrants so that, valued at the lower of cost or market value, it does not exceed 5% of its net assets. For the purpose of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to be without value. The Fund also intends to refrain from entering into arbitrage transactions.

* * *

For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

With respect to the Fund’s fundamental Investment Limitation No. 8 asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund’s securities will not constitute a violation of such limitation; however, with respect to an increase in such percentage relating to Fund borrowings and/or investments in illiquid securities, the Adviser will take appropriate remedial action within three days for borrowings and within a reasonable amount of time for illiquid securities.

MONEY FUND

The following investment limitations are fundamental. The Fund may not:

1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

2. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

3. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or other mineral exploration or development programs;

4. Issue any senior securities, except insofar as any borrowing in accordance with the Fund’s investment limitations might be considered to be the issuance of a senior security;

5. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, provided that up to 25% of the value of the Fund’s total assets may be invested without regard to this 5% limitation; notwithstanding the foregoing restriction, the Fund may invest without regard to the 5% limitation in Government Securities (as defined in the 1940 Act) and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule;

6. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing or by entering into reverse repurchase agreements or by engaging in other investment techniques constituting leverage as permitted by SEC rules; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

7. Purchase securities on margin, make short sales of securities, or maintain a short position;

8. Invest in or sell puts, calls, straddles, spreads, or any combination thereof;

9. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and the Fund may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and (ii) the Fund may lend portfolio securities in an amount not exceeding 30% of its total assets;

10. Invest in bank obligations having remaining maturities in excess of one year, except that securities subject to repurchase agreements may bear longer maturities;

11. Invest in companies for the purpose of exercising management or control;

12. Invest more than 5% of the Fund’s total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years;

13. Purchase foreign securities; except that the Fund may purchase certificates of deposit, bankers’ acceptances, or other similar obligations issued by domestic branches of foreign banks and foreign branches of U.S. banks in an amount not to exceed 20% of its total net assets;

14. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act;

15. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase (i) more than 5% of the value of the Fund’s total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks;

16. Purchase any securities which would cause more than 25% of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. government or domestic bank obligations, and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and

17. Knowingly invest more than 10% of the value of the Fund’s total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

The following investment limitations are operating policies. The Fund will:

18. Limit investments in illiquid securities to 10% of its net (rather than total) assets, notwithstanding investment limitation No. 17 above; and

19. Comply with special investment limitations, in order to obtain a rating from a rating organization.

* * *

For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

In Investment Limitation No. 5 above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States, or any certificate of deposit for any of the foregoing, are deemed to be Government Securities.

Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund’s portfolio securities will not constitute a violation of such limitation; however, with respect to an increase in such percentage relating to Fund borrowings and/or investments in illiquid securities, the Adviser will take appropriate remedial action within three days for borrowings and within a reasonable amount of time for illiquid securities.

GOVERNMENT MONEY FUND

The following investment limitations are fundamental. The Fund may not:

1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

2. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

3. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or other mineral exploration or development programs;

4. Issue any senior securities, except insofar as any borrowing in accordance with the Fund’s investment limitations might be considered to be the issuance of a senior security;

5. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, provided that up to 25% of the value of the Fund’s total assets may be invested without regard to this 5% limitation; notwithstanding the foregoing restriction, the Fund may invest without regard to the 5% limitation in Government Securities (as defined in the 1940 Act) and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule;

6. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing or by entering into reverse repurchase agreements or by engaging in other investment techniques constituting leverage as permitted by SEC rules; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

7. Purchase securities on margin, make short sales of securities, or maintain a short position;

8. Invest in or sell puts, calls, straddles, spreads, or any combination thereof;

9. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and the Fund may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and (ii) the Fund may lend portfolio securities in an amount not exceeding 30% of their total assets;

10. Invest in bank obligations having remaining maturities in excess of one year, except that securities subject to repurchase agreements may bear longer maturities;

11. Invest in companies for the purpose of exercising management or control;

12. Invest more than 5% of the Fund’s total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years;

13. Purchase foreign securities;

14. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act;

15. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase (i) more than 5% of the value of the Fund’s total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks;

16. Purchase any securities which would cause more than 25% of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. government or domestic bank obligations, and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and

17. Knowingly invest more than 10% of the value of the Fund’s total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

The following investment limitations are operating policies. The Fund will:

18. Limit investments in illiquid securities to 10% of its net (rather than total) assets, notwithstanding investment limitation No. 17 above; and

19. Comply with special investment limitations, in order to obtain a rating from a rating organization.

* * *

For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

In Investment Limitation No. 5 above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States, or any certificate of deposit for any of the foregoing, are deemed to be Government Securities.

Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund’s portfolio securities will not constitute a violation of such limitation; however, with respect to an increase in such percentage relating to Fund borrowings and/or investments in illiquid securities, the Adviser will take appropriate remedial action within three days for borrowings and within a reasonable amount of time for illiquid securities.

TREASURY MONEY FUND

The following investment limitations are fundamental. The Fund may not:

1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

2. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

3. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or other mineral exploration or development programs;

4. Issue any senior securities, except insofar as any borrowing in accordance with the Fund’s investment limitations might be considered to be the issuance of a senior security;

5. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, provided that up to 25% of the value of the Fund’s total assets may be invested without regard to this 5% limitation; notwithstanding the foregoing restriction, the Fund may invest without regard to the 5% limitation in Government Securities (as defined in the 1940 Act) and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule;

6. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing or by entering into reverse repurchase agreements or by engaging in other investment techniques constituting leverage as permitted by SEC rules; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

7. Purchase securities on margin, make short sales of securities, or maintain a short position;

8. Invest in or sell puts, calls, straddles, spreads, or any combination thereof;

9. Make loans, except that the Fund may purchase or hold debt securities in accordance with its investment objective and policies;

10. Invest in bank obligations having remaining maturities in excess of one year, except that securities subject to repurchase agreements may bear longer maturities;

11. Invest in companies for the purpose of exercising management or control;

12. Invest more than 5% of the Fund’s total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years;

13. Purchase foreign securities;

14. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act;

15. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase (i) more than 5% of the value of the Fund’s total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks;

16. Purchase any securities which would cause more than 25% of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. government or domestic bank obligations, and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy;

17. Knowingly invest more than 10% of the value of the Fund’s total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available; and

18. Purchase securities other than obligations issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. government and securities issued by investment companies that invest in such obligations.

The following investment limitations are operating policies. The Fund will:

19. Limit investments in illiquid securities to 10% of its net (rather than total) assets, notwithstanding investment limitation No. 17 above; and

20. Comply with special investment limitations, in order to obtain a rating from a rating organization.

* * *

For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

In Investment Limitation No. 5 above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States, or any certificate of deposit for any of the foregoing, are deemed to be Government Securities.

Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund’s portfolio securities will not constitute a violation of such limitation; however, with respect to an increase in such percentage relating to Fund borrowings and/or investments in illiquid securities, the Adviser will take appropriate remedial action within three days for borrowings and within a reasonable amount of time for illiquid securities.

SHORT-TERM GOVERNMENT SECURITIES FUND

The following investment limitations are fundamental. The Fund may not:

1. Act as an underwriter of securities within the meaning of the Securities Act of 1933;

2. Purchase or sell real estate;

3. Issue any senior securities, except insofar as any borrowing by the Fund in accordance with its investment limitations might be considered to be the issuance of a senior security; provided that the Fund may enter into futures contracts and futures options;

4. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing or by entering into reverse repurchase agreements or by engaging in other investment techniques constituting leverage as permitted by SEC rules; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

5. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. government and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy;

6. Purchase securities of any one issuer, other than U.S. government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

7. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and (ii) the Fund may lend portfolio securities in an amount not exceeding 30% of its total assets;

8. Purchase or sell commodities or commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Fund may enter into futures contracts and futures options; and

9. Invest in the securities of any single issuer if, as a result, the it holds more than 10% of the outstanding voting securities of such issuer.

The following investment limitations are operating policies. The Fund may not:

10. Purchase securities on margin, make short sales of securities, or maintain a short position; provided that each Fund may enter into futures contracts and futures options.

11. Invest in companies for the purpose of exercising management or control;

12. Purchase foreign securities; and

13. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

The Fund will:

14. Under normal circumstances, invest at least 80% of its net assets in the type of investment suggested by its name. For purposes of this test only, net assets includes borrowings for investment purposes. In the event the Board of Directors votes to change this policy, shareholders will be provided with notice of such change at least 60 days prior to the effective date of such change to the Fund’s 80% investment limitation.

* * *

For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts. The Fund does not currently intend to invest in real estate investment trusts.

In Investment Limitation No. 6 above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the United States government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. government obligations.

The Fund’s transactions in futures contracts and futures options (including the margin posted by the Fund in connection with such transactions) are excluded from the Fund’s prohibitions: against the purchase of securities on margin, short sales of securities and the maintenance of a short position; the issuance of senior securities; writing or selling puts, calls, straddles, spreads, or combinations thereof; and the mortgage, pledge or hypothecation of the Fund’s assets.

Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund’s securities will not constitute a violation of such limitation; however, with respect to an increase in such percentage relating to Fund borrowings and/or investments in illiquid securities, the Adviser will take appropriate remedial action within three days for borrowings and within a reasonable amount of time for illiquid securities.

INTERMEDIATE-TERM BOND FUND

The following investment limitations are fundamental. The Fund may not:

1. Act as an underwriter of securities within the meaning of the Securities Act of 1933;

2. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

3. Issue any senior securities, except insofar as any borrowing by the Fund in accordance with its investment limitations might be considered to be the issuance of a senior security; provided that the Fund may enter into futures contracts and futures options;

4. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing or by entering into reverse repurchase agreements or by engaging in other investment techniques constituting leverage as permitted by SEC rules; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

5. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. government and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy;

6. Purchase securities of any one issuer, other than U.S. government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

7. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and (ii) the Fund may lend portfolio securities in an amount not exceeding 30% of its total assets;

8. Purchase or sell commodities or commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Fund may enter into futures contracts and futures options; and

9. Invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

The following investment limitations are operating policies. The Fund may not:

10. Purchase securities on margin, make short sales of securities, or maintain a short position; provided that the Fund may enter into futures contracts and futures options.

11. Invest in companies for the purpose of exercising management or control;

12. Purchase foreign securities; provided that subject to the limit described below, the Fund may purchase (a) dollar-denominated debt obligations issued by foreign issuers, including foreign corporations and governments, by U.S. corporations outside the United States in an amount not to exceed 25% of its total assets at time of purchase; and (b) certificates of deposit, bankers’ acceptances, or other similar obligations issued by domestic branches of foreign banks, or foreign branches of U.S. banks, in an amount not to exceed 20% of its total net assets; and

13. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

The Fund will:

14. Limit its investments in warrants so that, valued at the lower of cost or market value, it does not exceed 5% of its net assets. For the purpose of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to be without value.

* * *

For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts. The Fund does not currently intend to invest in real estate investment trusts.

In Investment Limitation No. 6 above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the United States government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. government obligations.

The Fund’s transactions in futures contracts and futures options (including the margin posted by the Fund in connection with such transactions) are excluded from the Fund’s prohibitions: against the purchase of securities on margin, short sales of securities and the maintenance of a short position; the issuance of senior securities; writing or selling puts, calls, straddles, spreads, or combinations thereof; and the mortgage, pledge or hypothecation of the Fund’s assets.

Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund’s securities will not constitute a violation of such limitation; however, with respect to an increase in such percentage relating to Fund borrowings and/or investments in illiquid securities, the Adviser will take appropriate remedial action within three days for borrowings and within a reasonable amount of time for illiquid securities.

CORE BOND FUND

The following investment limitations are fundamental. The Fund may not:

1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as the Fund might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

2. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

3. Issue any senior securities, except insofar as any borrowing by the Fund in accordance with its investment limitations might be considered to be the issuance of a senior security; provided that the Fund may enter into futures contracts and futures options;

4. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing or by entering into reverse repurchase agreements or by engaging in other investment techniques constituting leverage as permitted by SEC rules; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

5. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. government or domestic bank obligations and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy;

6. Purchase securities of any one issuer, other than U.S. government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

7. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and (ii) the Fund may lend portfolio securities in an amount not exceeding 30% of its total assets;

8. Purchase securities on margin, make short sales of securities, or maintain a short position; provided that the Fund may enter into futures contracts and futures options;

9. Invest in companies for the purpose of exercising management or control;

10. Purchase foreign securities; provided that subject to the limit described below, the Fund may purchase (a) dollar-denominated debt obligations issued by foreign issuers, including foreign corporations and governments, by U.S. corporations outside the United States in an amount not to exceed 25% of its total assets at time of purchase; and (b) certificates of deposit, bankers’ acceptances, or other similar obligations issued by domestic branches of foreign banks, or foreign branches of U.S. banks, in an amount not to exceed 20% of its total net assets;

11. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act;

12. Write or sell puts, calls, straddles, spreads, or combinations thereof; provided that the Fund may enter into futures contracts and futures options;

13. Purchase or sell commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Funds may enter into futures contracts and futures options;

14. Knowingly invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available;

15. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years;

16. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of its total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank, or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks; and

17. Invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

The following investment limitations are operating policies. The Fund may not:

18. Purchase or sell commodities.

The Fund will:

19. Limit its investments in illiquid securities to 10% of its net (rather than total) assets, notwithstanding Investment Limitation No. 14; and

20. Limit its investments in warrants so that, valued at the lower of cost or market value, it does not exceed 5% of its net assets. For the purpose of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to be without value.

* * *

For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts. The Fund does not currently intend to invest in real estate investment trusts.

In Investment Limitation No. 6 above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the United States government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. government obligations.

The Fund’s transactions in futures contracts and futures options (including the margin posted by the Fund in connection with such transactions) are excluded from the Fund’s prohibitions: against the purchase of securities on margin, short sales of securities and the maintenance of a short position; the issuance of senior securities; writing or selling puts, calls, straddles, spreads, or combinations thereof; and the mortgage, pledge or hypothecation of the Fund’s assets.

Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund’s securities will not constitute a violation of such limitation; however, with respect to an increase in such percentage relating to Fund borrowings and/or investments in illiquid securities, the Adviser will take appropriate remedial action within three days for borrowings and within a reasonable amount of time for illiquid securities.

VALUE AND RESTRUCTURING FUND

The following investment limitations are fundamental. The Fund may not:

1. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) the Fund may lend portfolio securities in an amount not exceeding 30% of its total assets;

2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to securities issued or guaranteed by the U.S. Government; and (ii) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy;

3. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

5. Purchase securities of any one issuer, other than U.S. Government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

6. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing or by entering into reverse repurchase agreements or by engaging in other investment techniques constituting leverage as permitted by SEC rules; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge;

7. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objectives and policies, and (ii) the Fund may enter into futures contracts and futures options; and

8. Invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

The following investment limitations are operating policies. The Fund may not:

9. Purchase securities on margin, make short sales of securities, or maintain a short position;

10. Invest in companies for the purpose of exercising management or control;

11. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets, or to the extent permitted by Section 12(d) of the 1940 Act and the rules thereunder (which places limits on the amount of securities issued by another investment company that the Fund may purchase or acquire); and

12. The Fund may not invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of its total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks. In addition, the Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

The Fund will:

13. Limit its investments in warrants so that, valued at the lower of cost or market value, it does not exceed 5% of its net assets. For the purpose of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to be without value. The Fund also intends to refrain from entering into arbitrage transactions.

* * *

For the purpose of Investment Limitation No. 4, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

With respect to the Fund’s fundamental Investment Limitation No. 6 asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund’s securities will not constitute a violation of such limitation; however, with respect to an increase in such percentage relating to Fund borrowings and/or investments in illiquid securities, the Adviser will take appropriate remedial action within three days for borrowings and within a reasonable amount of time for illiquid securities.

BLENDED EQUITY FUND

The following investment limitations are fundamental. The Fund may not:

1. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) the Fund may lend portfolio securities in an amount not exceeding 30% of its total assets;

2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to securities issued or guaranteed by the U.S. Government or domestic bank obligations, and (ii) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy;

3. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

5. Purchase securities of any one issuer, other than U.S. Government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

6. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing or by entering into reverse repurchase agreements or by engaging in other investment techniques constituting leverage as permitted by SEC rules; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge;

7. Purchase securities on margin, make short sales of securities, or maintain a short position;

8. Invest in companies for the purpose of exercising management or control;

9. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act;

10. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase (i) more than 5% of the value of its total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks;

11. Knowingly invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available;

12. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that the Fund may write covered call options with respect to its portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such option, the aggregate value of the securities subject to the options written by the Fund does not exceed 25% of the value of its total assets;

13. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years;

14. Purchase or sell commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities;

15. Invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer; and

16. Invest more than 25% of the value of its total assets in domestic bank obligations.

The following investment limitation is an operating policy. The Fund will:

17. Limit its investments in warrants so that, valued at the lower of cost or market value, it does not exceed 5% of the its net assets. For the purpose of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to be without value. The Fund also intends to refrain from entering into arbitrage transactions; and

18. Limit its investments in illiquid securities to 10% of its net (rather than total) assets, notwithstanding Investment Limitation No. 11. In addition, the Fund may not purchase or sell commodities except as provided in Investment Limitation No. 14 above.

* * *

For the purpose of Investment Limitation No. 4, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

With respect to the Fund’s Investment Limitation No. 6, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund’s securities will not constitute a violation of such limitation; however, with respect to an increase in such percentage relating to Fund borrowings and/or investments in illiquid securities, the Adviser will take appropriate remedial action within three days for borrowings and within a reasonable amount of time for illiquid securities.

LARGE CAP GROWTH FUND

The following investment limitations are fundamental. The Fund may not:

1. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) the Fund may lend portfolio securities in accordance with their investment objectives and policies;

2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to securities issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such securities, and (ii) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy;

3. Borrow money (including entering into reverse repurchase agreements and purchasing when-issued securities), or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act. Optioned stock held in escrow is not deemed to be a pledge;

4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or other investment companies if, immediately after such purchase, more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

5. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;

6. Purchase or sell real estate, except that (a) the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by real estate or interests therein, and (b) the Fund may hold and sell any real estate it acquires as a result of the Fund’s ownership of such securities;

7. Issue any senior securities, except insofar as any borrowing in accordance with the Fund’s investment limitations might be considered to be the issuance of a senior security;

8. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that the Fund may: (a) purchase publicly traded securities of companies engaging in whole or in part in such activities or invest in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objective and policies, and (b) purchase and sell options, forward contracts, futures contracts and futures options; and

9. Invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

The following investment limitations are operating policies. The Fund may not:

10. Purchase securities on margin, make short sales of securities, or maintain a short position;

11. Invest in companies for the purpose of exercising management or control;

12. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act; and

13. The Fund may not invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of their respective total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of their respective total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks. In addition, the Fund will not purchase portfolio securities while borrowings in excess of 5% of their total assets are outstanding.

The Fund will:

14. Under normal circumstances, invest at least 80% of its net assets in the type of investment suggested by its name. For purposes of this test only, net assets includes borrowings for investment purposes. In the event the Board of Directors vote to change this policy, shareholders will be provided with notice of such change at least 60 days prior to the effective date of such change to the Fund’s 80% investment limitation; and

15. Limit its investments in warrants so that, valued at the lower of cost or market value, it does not exceed 5% of its net assets. For the purpose of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to be without value. The Fund also intends to refrain from entering into arbitrage transactions.

* * *

With respect to the Fund’s fundamental Investment Limitation No. 3, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund’s securities will not constitute a violation of such limitation; however, with respect to an increase in such percentage relating to Fund borrowings and/or investments in illiquid securities, the Adviser will take appropriate remedial action within three days for borrowings and within a reasonable amount of time for illiquid securities.

SMALL CAP FUND

The following investment limitations are fundamental. The Fund may not:

1. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) the Fund may lend portfolio securities in an amount not exceeding 30% of its total assets;

2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to securities issued or guaranteed by the U.S. Government, and (ii) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy;

3. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

5. Purchase securities of any one issuer, other than U.S. Government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

6. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing or by entering into reverse repurchase agreements or by engaging in other investment techniques constituting leverage as permitted by SEC rules; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge;

7. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with their investment objectives and policies, and (ii) the Fund may enter into futures contracts and futures options; and

8. Invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

The following investment limitations are operating policies. The Fund may not:

9. Purchase securities on margin, make short sales of securities, or maintain a short position;

10. Invest in companies for the purpose of exercising management or control;

11. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act; and

12. The Fund may not invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of their respective total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of their respective total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks.

The Fund will:

13. Under normal circumstances, invest at least 80% of its net assets in the type of investment suggested by its name. For purposes of this test only, net assets includes borrowings for investment purposes. In the event the Board of Directors votes to change this policy, shareholders will be provided with notice of such change at least 60 days prior to the effective date of such change to the Fund’s 80% investment limitation; and

14. Limit its investments in warrants so that, valued at the lower of cost or market value, it does not exceed 5% of its net assets. For the purpose of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to be without value. The Fund also intends to refrain from entering into arbitrage transactions.

* * *

For the purpose of Investment Limitation No. 4, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

With respect to the Fund’s fundamental Investment Limitation No. 6 asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund’s securities will not constitute a violation of such limitation; however, with respect to an increase in such percentage relating to Fund borrowings and/or investments in illiquid securities, the Adviser will take appropriate remedial action within three days for borrowings and within a reasonable amount of time for illiquid securities.

ENERGY AND NATURAL RESOURCES FUND

The following investment limitations are fundamental. The Fund may not:

1. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) the Fund may lend portfolio securities in an amount not exceeding 30% of its total assets;

2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to securities of companies in the energy and other natural resources groups of industries or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

5. Purchase or sell commodities or invest in oil, gas, or other mineral exploration or development programs; provided, however, that the Fund may, in accordance with its investment objective and policies, (i) purchase publicly traded securities of companies engaging in whole or in part in such activities or invest in liquidating trust receipts, certificates of beneficial ownership or other instruments, (ii) enter into commodity futures contracts and other futures contracts, (iii) enter into options on commodities and futures contracts, (iv) invest in gold and other precious metal bullion and coins, and (v) enter into forward contracts on foreign currencies and precious metals;

6. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing or by entering into reverse repurchase agreements or by engaging in other investment techniques constituting leverage as permitted by SEC rules; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge;

7. Issue any senior securities, except insofar as any borrowing in accordance with the Fund’s investment limitation contained in the Prospectus might be considered to be the issuance of a senior security; and

8. Invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

The following investment limitations are operating policies. The Fund may not:

9. Purchase securities on margin, make short sales of securities, or maintain a short position;

10. Invest in companies for the purpose of exercising management or control;

11. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act; and

12. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of their respective total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of their respective total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks.

The Fund will:

13. Under normal circumstances, invest at least 80% of its net assets in the type of investment suggested by its name. For purposes of this test only, net assets includes borrowings for investment purposes. In the event the Board of Directors vote to change this policy, shareholders will be provided with notice of such change at least 60 days prior to the effective date of such change to the Fund’s 80% investment limitation.

* * *

For the purpose of Investment Limitation No. 4, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

With respect to the Fund’s fundamental Investment Limitation No. 6 asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund’s securities will not constitute a violation of such limitation; however, with respect to an increase in such percentage relating to Fund borrowings and/or investments in illiquid securities, the Adviser will take appropriate remedial action within three days for borrowings and within a reasonable amount of time for illiquid securities.

REAL ESTATE FUND

The following investment limitations are fundamental. The Fund may not:

1. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) the Fund may lend portfolio securities in accordance with their investment objectives and policies;

2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) the Fund will concentrate its investments in the securities of issuers principally engaged in the real estate business, and (ii) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy;

3. Borrow money (including entering into reverse repurchase agreements and purchasing when-issued securities), or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act. Optioned stock held in escrow is not deemed to be a pledge;

4. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;

5. Purchase or sell real estate, except that (a) the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by real estate or interests therein, and (b) the Fund may hold and sell any real estate it acquires as a result of the Fund’s ownership of such securities;

6. Issue any senior securities, except insofar as any borrowing in accordance with the Fund’s investment limitations might be considered to be the issuance of a senior security;

7. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that the Fund may: (a) purchase publicly traded securities of companies engaging in whole or in part in such activities or invest in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objective and policies, and (b) purchase and sell options, forward contracts, futures contracts and futures options; and

8. Invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

The following investment limitations are operating policies. The Fund may not:

9. Purchase securities on margin, make short sales of securities, or maintain a short position;

10. Invest in companies for the purpose of exercising management or control;

11. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act;

12. Purchase securities on margin (except in connection with purchases of futures or options in compliance with its investment strategies), make short sales of securities or maintain a short position; and

13. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of their respective total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of their respective total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks. In addition, the Fund will not purchase portfolio securities while borrowings in excess of 5% of their total assets are outstanding.

The Fund will:

14. Under normal circumstances, invest at least 80% of its net assets in the type of investment suggested by its name. For purposes of this test only, net assets includes borrowings for investment purposes. In the event the Board of Directors vote to change this policy, shareholders will be provided with notice of such change at least 60 days prior to the effective date of such change to the Fund’s 80% investment limitation.

* * *

For the purpose of Investment Limitation No. 5, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund’s securities will not constitute a violation of such limitation; however, with respect to an increase in such percentage relating to Fund borrowings and/or investments in illiquid securities, the Adviser will take appropriate remedial action within three days for borrowings and within a reasonable amount of time for illiquid securities.

APPENDIX B

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” - Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” - Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks—Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“Prime-1” - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

“Prime-3” - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” - Issuers do not fall within any of the Prime rating categories.

Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” - Securities are in actual or imminent payment default.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” - A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D” - An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

- PLUS (+) OR MINUS (-) - The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” - Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category. The following summarizes long-term ratings used by Fitch:

“AAA” - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category or to categories below “CCC”.

Notes to Short-Term and Long-Term Credit Ratings Standard & Poor’s

CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook: A Standard & Poor’s Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

•	Positive means that a rating may be raised.

•	Negative means that a rating may be lowered.

•	Stable means that a rating is not likely to change.

•	Developing means a rating may be raised or lowered.

•	N.M. means not meaningful.

Moody’s

Watchlist: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody’s opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody’s Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

Fitch

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Municipal Note Ratings

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1” The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody’s Investment Grade (“MIG”) and are divided into three levels—MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue’s specific structural or credit features. The following summarizes the ratings by Moody’s for these short-term obligations:

“MIG-1”/”VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2”/”VMIG-2” - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

“MIG-3”/”VMIG-3” - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities. Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis.

Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

APPENDIX C

The Funds may enter into futures contacts and options. Such transactions are described in this Appendix.

I.	Interest Rate Futures Contracts.

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, by using futures contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges — principally, the Chicago Board of Trade and the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term Treasury Bonds and Notes; Government National Mortgage Association (“GNMA”) modified pass-through mortgage-backed securities, three-month Treasury Bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

II.	Stock Index Futures Contracts.

General. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor’s 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor’s 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Fund may utilize stock index futures contracts in anticipation of changes in the composition of its holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

III.	Futures Contracts on Foreign Currencies.

A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV.	Margin Payments.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund’s custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V.	Risks of Transactions in Futures Contracts.

There are several risks in connection with the use of futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the futures moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Fund. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the future contract being used, or if otherwise deemed to be appropriate by the Fund. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

Where futures are purchased to hedge against a possible increase in the price of securities or a currency before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities to be purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Fund may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by the Fund is also subject to the Fund’s ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its Portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI.	Options on Futures Contracts

The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts. Although permitted by their fundamental investment policies, the Fund does not currently intend to write futures options during the current fiscal year, and will not do so in the future absent any necessary regulatory approvals.

VII.	Accounting and Tax Treatment.

Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

Generally, futures contracts held by the Fund at the close of the Fund’s taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as “mark-to-market.” Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and sixty percent of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract (“the 40-60 rule”). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a “mixed straddle” because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which will also be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of the Fund’s taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, no more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive federal tax treatment similar to that described above.

Certain foreign currency contracts entered into by the Fund may be subject to the “mark-to-market” process. If the Fund makes a Capital Asset Election with respect to such contracts, the contracts will be subject to the 40-60 rule, described above. Otherwise, such gain or loss will be treated as 100% ordinary gain or loss. To receive such federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm’s length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information, the Treasury has not issued any such regulations. Foreign currency contracts entered into by the Fund may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

Some investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. However, regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the “mark-to-market” rules, unless an election is made to have such currency rules apply. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions subject to the special currency rules that are part of a “section 988 hedging transaction” (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. “Section 988 hedging transactions” are not subject to the mark-to-market or loss deferral rules under the Code. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts that the Fund may make or may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by the Fund which are not subject to special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

APPENDIX D

ROUTINE ISSUES

The Proxy Committee has determined that the following items are considered routine and will generally be voted in a manner consistent with the recommendations of management of the issuer:

1.	Ratification of Auditors

2.	Corporate housekeeping matters – including; proposals relating to the conduct of the annual meeting, name changes, non-substantive or corrective changes to charter or by-laws (including increasing or decreasing the number of directors), proposals as to the creation of corporate governance, nominating or other committees and proposals concerning the composition of such committees, and proposals relating to whether one individual may act as both Chairman and CEO or otherwise hold simultaneous officer and director positions.

3.	Routine capitalization matters – including; matters relating to adjusting authorized common or preferred stock in connection with stock splits or other business matters not related to anti-takeover measures; issuance of shares in connection with an acquisition, increase in capital stock for shareholder rights plan.

4.	Composition of the Board – including; election of directors, removal of directors for cause, establishing term limits for directors, requiring two candidates for each board seat; except that proposals relating to whether a majority of the Board must be independent and not considered routine.

5.	General Corporate Matters – such as formation of a holding company, reincorporation into a different state, issuance of special reports, including reports on employment and recruiting practices in relation to the gender, race or other characteristics and reports on charitable/political contributions and activities, adoption, renewal or amendment of shareholder rights plan, establishing or amending employee savings, employee stock ownership plans or investment plans.

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APPENDIX E

NON-ROUTINE ISSUES

The Proxy Committee has determined to adopt the following guidelines with respect to the following non-routine issues.

1.	Proposals Regarding Director Elections

(i)	Cumulative voting for the election of directors – Cumulative voting permits a shareholder to amass (cumulate) all his/her votes for directors and apportion these votes among one, or a few, or all directors on a multi-candidate slate. We believe that cumulative voting favors special interest candidates who may not represent the interests of all shareholders. We will typically vote against proposals for cumulative voting and for proposals to eliminate cumulative voting.

(ii)	Classified Boards – We believe that electing directors is one of the most basic rights that an investor can exercise in stock ownership. We believe that non-classified Boards (requiring re-election of all directors annually) increases the accountability of the Board to the shareholders. We will typically vote against proposals seeking classification of a board and for proposals seeking declassification.

(iii)	Term limits for independent directors – We feel that term limits can result in arbitrarily discarding knowledgeable, experienced directors. We believe that qualified and diligent directors should be allowed to continue to serve the interests of a company’s shareholders and that term limits do not serve shareholders’ interests. We will typically vote against such proposals.

(iv)	Proposals concerning whether a majority of the board must be independent – We believe that it is beneficial for a majority of the board of directors of a company be comprised of independent directors. As such, we will typically vote for such proposals.

(v)	Proposals requiring a majority vote for the election of directors – Such proposals go beyond what is typically required under state law, which typically provide for election of directors by a plurality vote. We believe such proposals may frustrate the will of the shareholders who have expressed a preference for a director. We will typically vote against such proposals.

2.	Other Director-Related Proposals

(i)	Proposals limiting liability of, or providing indemnification of, directors – We believe that in order to attract qualified, effective and experienced persons to serve as directors, it is appropriate for a company to offer appropriate and competitive protection to directors from exposure to unreasonable personal liability potentially arising from serving as a director. We will typically vote for such proposals.

(ii)	Proposals regarding director share ownership – Like employee stock ownership, director ownership aligns the interests of directors and shareholders. Whether through outright purchase (with the director’s cash compensation) or through option grants, we believe director share ownership is in the interests of shareholders. We will typically vote for such proposals.

3.	Anti –Takeover proposals and Shareholder rights

(i)	Shareholder rights plans and poison pills – Poison pills are defense against takeover offers that are not welcomed by incumbent management. Such plans typically allow shareholders (other than the shareholder making the takeover offer) to purchase stock at significantly discounted prices. Such a plan may serve to entrench management and directors and may effectively prevent any takeover, even at a substantial premium to shareholders. We will typically vote against poison pill plans and against proposals to eliminate a requirement that poison pill plans be submitted to shareholders for approval.

(ii)	Golden Parachutes arrangements – We believe that executive severance arrangements that are triggered by a change in control (known as “golden parachutes”) should be submitted for shareholder approval and will therefore vote for such a requirement. We will typically vote against such arrangements if they result in a payment of more than 3 times an executive’s annual salary and bonus.

(iii)	Other Anti-Takeover provisions – We will typically vote against other anti-takeover provisions, such as blank check preferred stock, greenmail provisions, shark repellents and increases in authorized shares for anti-takeover purposes and will typically vote for proposals such as fair price amendments.

(iv)	Limitations on shareholder rights – including; the right to act by written consent, rights to remove directors, to amend by-laws, to call special meetings, or nominate directors. We will typically vote against proposals which limit shareholders’ corporate rights.

(v)	Proposals regarding supermajority vote requirement – We support shareholders’ ability to approve or reject matters based on a simple majority. We will typically vote against proposals to institute a supermajority vote requirement.

(vi)	Proposals Regarding Confidential Voting – Confidential voting allows shareholders to vote anonymously and we believe helps large institutional shareholders avoid undue influence that may be exerted by special interest groups. Prohibiting confidential voting may discourage some shareholders from exercising their voting rights, which we believe is not in the best interests of a company’s shareholders. We will typically vote for the adoption of confidential voting proposals and against proposals to prohibit confidential voting.

(vii)

Discretionary voting of unmarked proxies – Such proposals often provide management with the discretion to vote unmarked proxies as management determines. Except for the discretion to vote unmarked proxies with respect to a proposal to adjourn a meeting and to set a new meeting date, we believe it is not proper to provide management with the discretion to vote unmarked proxies. We will typically vote against such proposals.

4.	Management compensation proposals

(i)	Proposals to establish or amend various forms of incentive compensation plans and retirement or severance benefits for directors or key employees – We support effective and carefully administered incentive compensation plans, including stock options and other stock purchase rights to be awarded to key employees. Theses awards act as incentives for such key employees in improving the overall financial performance of the corporation. These awards should be reasonable, given corporate circumstances, and developed at the discretion of the board of directors’ compensation committee or other special committee charged with evaluating such plans. We also support appropriate severance benefits for directors and employees as necessary to attract and retain experienced and qualified individuals. We will typically vote for such proposals.

(ii)	Proposals for establishing or amending Executive Incentive Bonus Plans – We believe that executive incentive bonus plans are an integral part of management compensation structures. We believe proposals for establishing and amending executive incentive bonus plans are worthwhile. We will typically vote for such proposals.

(iii)	Proposals to limit the discretion of management to determine the compensation of directors and officers - we believe that proposals which limit the discretion of management to determine the compensation of directors and officers of a company are inappropriate. We believe management is best situated to determine what the market requires in order to attract able and qualified persons to act as directors and officers. We will typically vote against such proposals.

5	Non-Routine General Corporate Matters

(i)	Proposals relating to asset sales, mergers, acquisitions, reorganizations & restructuring – The proposals are typically brought by management for underlying business reasons. We believe that management best understands the corporation’s business and is best situated to take appropriate courses of action. Thus, we will typically vote for such proposals.

(ii)	Proposals for extinguishing shareholder preemptive rights – Preemptive rights permit shareholders to share proportionately in any new issues of stock of the same class. For companies having large, actively traded equity capitalizations, individual shareholders’ proportionate ownership may easily be obtained by market purchases. We believe that greater financing flexibility and reduced expenses afforded by not having preemptive rights are more in the interest of shareholders than the ability to maintain proportionate ownership through preemptive rights. We will typically vote for proposals to extinguish such rights and against proposals to create such rights.

(iii)	Proposals requiring consideration of comparative fee information by independent auditors – The cost of an audit is determined mainly by the specific characteristics of each corporation, which may not be comparable even for companies within the same industry. Thus the comparison of one auditor’s fees with those of another auditor for a different corporation is not meaningful. We further believe that the cost of the audit should not be the overriding factor in the selection of auditors. As such, we will typically vote against such proposals.

(iv)	Proposals mandating diversity in hiring practices or board composition – We believe that management is best able to make hiring and firing decisions and should make those decisions, consistent with the requirements of applicable law, based on the best available talent for the position in question. We believe that federal and state anti-discrimination laws should control to prevent discriminatory practices and that the vast majority of corporations make concerted efforts to comply with federal and state laws that prohibit employment discrimination. We will typically vote against such proposals.

(v)	Proposals prohibiting dealings with certain countries – The decision to prohibit business dealings with any country is a policy issue that we believe is best reserved to the U.S. government. If the US government has not prohibited trade or business dealing with companies in a particular foreign country, then we believe it is up to management to determine whether it would be appropriate for a company to do business in that country. We will typically vote against such proposals.

(vi)	Proposals to limit the number of other public corporation boards on which the CEO serves – We believe that service on multiple boards may enhance the CEO’s performance by broadening his or her experience and facilitating the development of a strong peer network. We feel that management and the board are best suited to determine the impact of multiple board memberships on the performance of the CEO. We will typically vote against such proposals.

(vii)	Proposals to limit consulting fees to an amount less that audit fees – We believe that access to the consulting services of professionals is a valuable resource of increasing importance in the modern world that should be at the disposal of management. We believe that restricting management’s access to such resources is not in the interests of the corporation’s shareholders. We will typically vote against such proposals.

(viii)	Proposals to require the expensing of stock options – Current accounting standards permit, but do not require, the expensing of stock options. We believe that the expensing of stock options is beneficial in reviewing the financial condition of an issuer. We will typically vote for such proposals.

(ix)

Proposals restricting business conduct for social and political reasons – We do not believe that social and political restrictions should be placed on a company’s business operations, unless determined as appropriate by management. While from an investment perspective we may consider how a company’s social and political practices may affect present and prospective valuations and returns, we believe that proposals which prohibit companies from lines of business for social or political reasons are often motivated by narrow interest groups and not in the best interest of the broad base of shareholders of a company. We believe that management is in the best position to determine these fundamental business questions. We will typically vote against such proposals.

(x)	Proposals requiring companies divestiture from various business – Proposals requiring companies to divest from certain businesses, like tobacco, or from businesses that do not follow certain labor practices, are often motivated by narrow special interests groups. We believe that management is best suited to determine a company’s business strategy and to consider the interest of all shareholders with respect to such matters. We will typically vote against such proposals.

6.	Other Shareholder proposals – Other shareholder proposals may arise from time to time that may not have been previously considered by management. These proposals often have a narrow parochial focus. We will typically vote with management’s recommendations with regard to such proposals.

APPENDIX F

CONFLICTS PROCEDURES

From time to time, U. S. Trust may experience potential conflicts of interest when voting a proxy for an issuer with whom U.S. Trust or a member of senior management may have a relationship that might affect the manner in which U.S. Trust votes the issuer’s proxy. The Proxy Committee has developed the following conflicts procedures governing these situations. As described below, in such situations the conflict may be address by (i) relinquishing to the account principal the voting proxy, (ii) voting the proxies in accordance with the firm’s pre-existing voting policies as set forth in Appendices A and B, or (iii) voting the proxies in accordance with the recommendations of an independent third party, such as ISS. With respect to (iii) above, the Proxy Committee will periodically obtain representations and assurances from ISS (or any other agent selected by the Committee for purposes of this Conflicts Procedure) that the agent is not itself conflicted from making such a recommendation. If the Proxy Committee determines that ISS (or such other agent) also has a conflict, it shall secure the services of another independent 3rd party proxy evaluation firm and vote the shares in accordance with the recommendations of that firm.

Conflicts Related to Voting of Shares of Affiliated Funds

U.S. Trust may have voting authority for shares held by its clients in mutual funds managed by U.S. Trust or its affiliates. In these circumstances, U.S. Trust may have a conflict of interest in voting these shares on behalf of its clients, particularly in matters relating to advisory or other fees or mergers and acquisitions. In all cases, it is U.S. Trust’s policy to instruct ISS to vote these shares in accordance with its own recommendations or the recommendations of another independent 3rd party proxy evaluation firm.

Conflicts Associated with Voting of Shares Issued by Affiliated Companies

U.S. Trust is affiliated with Charles Schwab & Co. (“Schwab”), which is a publicly registered company. U.S. Trust may have voting authority for shares held by its clients in Schwab. U.S. Trust may have a conflict of interest in voting these shares on behalf of its clients as a result of this affiliation. In all cases, it is U.S. Trust’s policy to relinquish to the account principal the voting proxy for Schwab securities. If there is no such account principal, then it s U.S. Trust’s policy to abstain from voting on these matters.

General Conflicts

Other conflicts may arise for a number of reasons, including relationships that may exist between an issuer and U.S. Trust and/or members of its senior management. The Proxy Committee will delegate to one of its members the duty to periodically inform portfolio managers, senior business managers and other members of senior management that it is their collective responsibilities to bring to the Committee’s attention matters which may create a conflict of interest for the Firm when voting proxies for issuers. In addressing General Conflicts, the following policies apply:

US Trust Senior Officer means: a Director or a member of the management committee of a US Trust Entity or of Charles Schwab Corporation.

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US Trust Entity means: U.S. Trust Corporation, U.S. Trust Company N.A., United States Trust Company of New York, and U.S. Trust of Delaware.

An Institutional Client of a US Trust Entity means an institutional account of a publicly-traded company for which a US Trust Entity provides investment management services or serves as custodian or trustee of employee benefit plans.

Conflict situations - A potential conflict of interest exists where UST has discretion to vote a proxy for an issuer and:

1.	A US Trust Senior Officer serves as an officer or director of that issuer.

2.	A member of the Proxy Committee serves as an officer or director of that issuer.

3.	The issuer is an Institutional Client of a US Trust Entity.

4.	The Proxy Committee is advised or becomes aware that a US Trust Entity has a significant business relationship (i.e., managed accounts, private banking services) with the issuer or with an individual who may be director or senior officer of the issuer.

When a General Conflict is identified, the conflict will be resolved by instructing ISS to vote the proxy for such issuer in accordance with its own recommendations, or with the recommendations of another independent 3rd party proxy evaluation firm.

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EXCELSIOR FUNDS, INC.

FORM N-lA

PART C.	OTHER INFORMATION

ITEM 23.	Exhibits.

(a)	(1) Articles of Incorporation of Registrant dated August 1, 1984 (3).

(2)	Articles Supplementary of Registrant dated October 29, 1985 (3).

(3)	Articles Supplementary of Registrant dated September 30, 1986 (3).

(4)	Articles Supplementary of Registrant dated April 10, 1987 (3).

(5)	Articles Supplementary of Registrant dated April 27, 1990 (3).

(6)	Articles Supplementary of Registrant dated October 26, 1990 (3).

(7)	Articles Supplementary of Registrant dated January 29, 1991 (3).

(8)	Articles Supplementary of Registrant dated December 23, 1992 (3).

(9)	Articles Supplementary of Registrant dated August 31, 1995 (1).

(10)	Articles Supplementary of Registrant dated December 28, 1995 (1).

(11)	Articles Supplementary of Registrant dated September 11, 1997 (2).

(12)	Articles Supplementary of Registrant dated December 22, 1997 (3).

(13)	Articles Supplementary of Registrant dated November 13, 1998 (4).

(14)	Articles of Amendment of Registrant dated July 1, 1999 (6).

(15)	Articles Supplementary of Registrant dated January 3, 2000 (6).

(16)	Articles Supplementary of Registrant dated March 7, 2000 (8).

(17)	Articles Supplementary of Registrant dated July 18, 2000 (9).

(18)	Articles Supplementary of Registrant dated December 29, 2000 (11).

(19)	Articles Supplementary of Registrant dated March 21, 2003 (15).

(20)	Articles of Amendment of Registrant dated March 24, 2003 (15).

(21)	Articles Supplementary of Registrant dated March 19, 2004 (15).

(22)	Articles of Amendment of Registrant dated May 17, 2004 (15).

(b)	(1) Amended and Restated By-Laws of Registrant dated February 2, 1995 (2).

(2)	Amendment No. 1 to Amended and Restated By-Laws of Registrant dated May 16, 1997 (2).

(3)	Amendment dated July 28, 2000, to Amended and Restated Bylaws of Registrant (11).

(c)	(1) Articles VI, VII, VIII and X of Registrant’s Articles of Incorporation dated August 1, 1984 (3).

(2)	Articles I, II, IV and VI of Registrant’s Amended and Restated By-Laws dated February 2, 1995 (2).

(d) (1)	Investment Advisory Agreement among Registrant, U.S. Trust Company, N.A. and United States Trust Company of New York dated May 31, 2000, with respect to the Pacific/Asia, Emerging Markets and International Funds (9).

(2)	Investment Advisory Agreement among Registrant, U.S. Trust Company, N.A. and United States Trust Company of New York dated May 31, 2000, with respect to the Money, Government Money, Blended Equity, Small Cap, Energy and Natural Resources, Value and Restructuring, Treasury Money, Managed Income, Short-Term Government Securities, Intermediate-Term Managed Income, Real Estate and Large Cap Growth Funds (9).

(e)	Distribution Agreement dated January 1, 2005, between BISYS Fund Services Limited Partnership and, individually and not jointly, the Registrant, Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (17).

(f)	None.

(g)	Amended and Restated Custody Agreement dated June 27, 2001, between Registrant and JPMorgan Chase Bank (formerly The Chase Manhattan Bank) (12).

(h) (1)	Administration Agreement dated November 12, 2004, between BISYS Fund Services Ohio, Inc., U.S. Trust Company, N.A., and, individually and not jointly, the Registrant, Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (17).

(2)	Fund Accounting Agreement dated November 12, 2004, between BISYS Fund Services Ohio, Inc. and, individually and not jointly, the Registrant, Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (17).

(3)	Transfer Agency and Service Agreement dated September 24, 2001, between the Registrant and State Street Bank and Trust Company (12).

2

(4)	Amended and Restated Administrative Services Plan (See Exhibit (h)(16) for the Related Form of Shareholder Servicing Agreement) (19).

(5)	Amended and Restated Administrative Services Plan with Respect to the Institutional Shares of the Money Fund (See Exhibit (h)(16) for the Related Form of Shareholder Servicing Agreement) (19).

(6)	Amended and Restated Administrative Services Plan with Respect to the Institutional Shares of the Government Money Fund (See Exhibit (h)(16) for the Related Form of Shareholder Servicing Agreement) (19).

(7)	Amended and Restated Administrative Services Plan with Respect to the Retirement Shares of the Value and Restructuring, Large Cap Growth, Small Cap and Managed Income Funds (See Exhibit (h)(16) for the Related Form of Shareholder Servicing Agreement) (19).

(8)	Amended and Restated Administrative Services Plan with Respect to the Institutional Shares of the Value and Restructuring and Emerging Markets Funds (See Exhibit (h)(16) for the Related Form of Shareholder Servicing Agreement) (19).

(9)	Credit Agreement dated December 27, 1999, by and among Registrant, Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust, JPMorgan Chase Bank (formerly The Chase Manhattan Bank) and the other lenders thereunder (6).

(10)	First Amendment dated February 28, 2001, to the Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust, JPMorgan Chase Bank (formerly The Chase Manhattan Bank) and the other lenders thereunder (11).

(11)	Second Amendment dated July 10, 2001, to the Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust, JPMorgan Chase Bank (formerly The Chase Manhattan Bank) and the other lenders thereunder (11).

(12)	Third Amendment dated February 27, 2002 to the Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust, JPMorgan Chase Bank and the other lenders thereunder (12).

(13)	Fourth Amendment dated February 26, 2003, to the Credit Agreement dated December 27, 1999, by and among Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust, JPMorgan Chase Bank and other lenders thereunder (15).

3

(14)	Fifth Amendment dated March 10, 2004, to the Credit Agreement dated December 27, 1999, by and among Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust, JPMorgan Chase Bank and other lenders thereunder (15).

(15)	Amended and Restated Waiver Agreement (19).

(16)	Form of Shareholder Servicing Agreement (19).

(i)	(1) Opinion and Consent of Counsel (13).

(2)	Consent of Paul, Hastings, Janofsky & Walker LLP (19).

(j)	Consent of Deloitte & Touche, LLP (19).

(k)	None.

(l)	(1) Purchase Agreement between Registrant and Shearson Lehman Brothers Inc. dated February 6, 1985 (3).

(2)	Purchase Agreement between Registrant and UST Distributors, Inc. dated December 29, 1992 (3).

(3)	Purchase Agreement between Registrant and Edgewood Services, Inc. dated November 17, 1995 (1).

(4)	Purchase Agreement between Registrant and Edgewood Services, Inc. dated September 25, 1997 (2).

(5)	Purchase Agreement between Registrant and Edgewood Services, Inc. dated December 30, 1997 (3).

(6)	Form of Purchase Agreement between Registrant and Edgewood Services, Inc. (Advisor Shares) (6).

(m)	Distribution Plan relating to Retirement Shares class of the Value and Restructuring, Large Cap Growth, Small Cap and Managed Income Funds (16).

(n)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System (17).

(o)	Reserved.

(p)	(1) Code of Ethics of Registrant (18).

(2)	Code of Ethics of U.S. Trust Corporation (including U.S. Trust Company, N.A. and United States Trust Company of New York) (15).

(3)	Code of Ethics of BISYS Fund Services (18).

4

(q)	Powers of Attorney (18).

Notes:

(1)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed July 31, 1996.

(2)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed October 8, 1997.

(3)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed March 13, 1998.

(4)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 filed April 5, 1999.

(5)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A filed July 29, 1999.

(6)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed January 4, 2000.

(7)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A filed February 8, 2000.

(8)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A filed May 26, 2000.

(9)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A filed on July 28, 2000.

(10)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A filed on December 27, 2000.

(11)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A filed on July 30, 2001.

(12)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A filed on July 31, 2002.

5

(13)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A filed on August 1, 2002.

(14)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A filed on July 29, 2003.

(15)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A filed on July 29, 2004.

(16)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A filed on July 30, 2004.

(17)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A filed on January 28, 2005.

(18)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A filed on May 27, 2005.

(19)	Filed herewith.

ITEM 24.	Persons Controlled by or under Common Control with Registrant.

The Registrant may be deemed to be under common control with the following open-end management investment companies: Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc.

ITEM 25.	Indemnification.

Article VII, Section 3 of Registrant’s Articles of Incorporation, incorporated herein by reference to Exhibit (a)(1) hereto, and Article VI, Section 2 of Registrant’s Amended and Restated Bylaws, incorporated herein by reference to Exhibit (b)(1) hereto, provide for the indemnification of Registrant’s directors and officers. Indemnification of Registrant’s principal underwriter, custodian, transfer agent and co-administrators is provided for, respectively, in Section 6 of the Distribution Agreement incorporated herein by reference to Exhibit (e) hereto, Section 12 of the Amended and Restated Custody Agreement incorporated herein by reference to Exhibit (g) hereto, Section 8 of the Transfer Agency and Service Agreement incorporated herein by reference to Exhibit (h)(3) hereto, Section 9 of the Administration Agreement incorporated herein by reference to Exhibit (h)(1) and Section 8 of the Fund Accounting Agreement incorporated herein by reference to Exhibit (h)(2) hereto. Registrant has obtained from a major insurance carrier a directors’ and officers’ liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of

6

1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.	Business and Other Connections of the Investment Adviser.

(a)	U.S. Trust Company, N.A:

U.S. Trust Company, N.A. (“U.S. Trust”) is a national banking association organized under the laws of the United States. Set forth below are the names and principal businesses of the directors and certain senior executive officers of U.S. Trust, including those who are engaged in any other business, profession, vocation or employment of a substantial nature.

Position with U.S. Trust	Name	Principal Occupation	Type of Business
Director	Dr. Eleanor Baum The Cooper Union for the Advancement of Science & Art 51 Astor Place New York, NY 10003	Dean, School of Engineering, The Cooper Union for the Advancement of Science & Art	Academic

Director	Philippe de Montebello The Metropolitan Museum of Art 1000 Fifth Avenue New York, NY 10028-0198	Director & Chief Executive Officer of the Metropolitan Museum of Art	Art Museum

Director	Robert E. Denham, Esq. Munger Tolles & Olson LLP 355 South Grand Avenue 35th Floor Los Angeles, CA 90071-1560	Partner, Munger, Tolles & Olson LLP	Law Firm

Director	Peter L. Malkin, Esq. Wien & Malkin, LLP Lincoln Building 60 East 42nd Street New York, NY 10165-0015	Chairman, Wien & Malkin LLP	Law Firm

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Position with U.S. Trust	Name	Principal Occupation	Type of Business
Director	David A. Olsen c/o U.S. Trust 114 West 47th Street New York, NY 10036	Retired Chairman and Chief Executive Officer of Johnson & Higgins	Risk & Insurance Services

Director	Carl H. Pforzheimer, III Carl H. Pforzheimer & Co. 950 Third Avenue 30th Floor New York, NY 10022	Managing Partner, Carl H. Pforzheimer & Co.	Investment Advisor

Director (Chairman)	Charles R. Schwab The Charles Schwab Corporation 101 Montgomery Street San Francisco, CA 94104	Chairman and Chief Executive Officer, The Charles Schwab Corporation	Financial Services

Director	H. Marshall Schwarz United States Trust Company of New York 114 West 47th Street New York, NY 10036	Retired Chairman, United States Trust Company of New York	Asset Management, Investment & Fiduciary Services and Private Banking

Director	Craig Walling U.S. Trust Company, National Association 225 High Ridge Road Stamford, CT 06905	Chief Executive Officer & President, U.S. Trust Company, National Association	Asset Management, Investment & Fiduciary Services and Private Banking

Director	Peter K. Scaturro United States Trust Company of New York 114 West 47th Street New York, NY 10036-1532	President and Chief Executive Officer, United States Trust Corporation & United States Trust Company of New York	Asset Management, Investment & Fiduciary Services and Private Banking

Director	Robert N. Wilson Johnson & Johnson 100 Albany Street New Brunswick, NJ 08903	Chairman, Caxton Health Holdings; Retired Senior Vice Chairman of the Board, Johnson & Johnson	Health Care

Director	Ruth A. Wooden Public Agenda 6 East 39th Street New York, NY 10016	President, Public Agenda	Nonpartisan Opinion Research Organization

Director	Gerald T. Mulligan Savings Bank Life Insurance Company of Massachusetts 1 Linscott Road Woburn, MA 01801	Chairman of the Board, Savings Bank Life Insurance Company of Massachusetts	Life Insurance

8

Position with U.S. Trust	Name	Principal Occupation	Type of Business
Director	William L. Atwell The Charles Schwab Corporation 101 Montgomery Street San Francisco, CA 94104	Executive Vice President and President, Individual Investor Enterprise and Schwab Bank	Financial Services

Director	Christopher V. Dodds The Charles Schwab Corporation 101 Montgomery Street San Francisco, CA 94104	Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation	Financial Services

President & Chief Executive Officer	Craig Walling U.S. Trust Company, National Association 225 High Ridge Road Stamford, CT 06905	President & Chief Executive Officer	Asset Management, Investment & Fiduciary Services and Private Banking

Regional Chief Executive Officer – Southeast Region	Mark Stevens U.S. Trust Company, National Association 132 Royal Palm Way Palm Beach, FL 33480	Regional Chief Executive Officer – Southeast Region	Asset Management, Investment & Fiduciary Services and Private Banking

Regional Chief Executive Officer – Mid-Atlantic Region	Sue W. Cole U.S. Trust Company, National Association 301 North Elm Street Greensboro, NC 27401	Regional Chief Executive Officer – Mid-Atlantic Region	Asset Management, Investment & Fiduciary Services and Private Banking

Regional Chief Executive Officer – Connecticut	W. Michael Funck U.S. Trust Company, National Association 225 High Ridge Road Stamford, CT 06905	Regional Chief Executive Officer – Connecticut	Asset Management, Investment & Fiduciary Services and Private Banking

Regional Chief Executive Officer – Texas	William J. Goodwin U.S. Trust Company, National Association 2001 Ross Avenue Suite 2700 Dallas, TX 75201	Regional Chief Executive Officer – Texas	Asset Management, Investment & Fiduciary Services and Private Banking

Regional Chief Executive Officer – Pacific Northwest	Jeffrey T. Grubb U.S. Trust Company, National Association The River Forum, Suite 450 4380 S.W. Macadam Avenue Portland, OR 97239	Regional Chief Executive Officer – Pacific Northwest	Asset Management, Investment & Fiduciary Services and Private Banking

Regional Chief Executive Officer – Upper New England	Eric P. Hayes U.S. Trust Company, National Association 225 Franklin Street Boston, MA 02210	Regional Chief Executive Officer – Upper New England	Asset Management, Investment & Fiduciary Services and Private Banking

Regional Chief Executive Officer – Minnesota	Michael Boardman U.S. Trust Company, National Association 730 Second Avenue South Suite 1400 Minneapolis, MN 55402	Regional Chief Executive Officer – Minnesota	Asset Management, Investment & Fiduciary Services and Private Banking

9

Position with U.S. Trust	Name	Principal Occupation	Type of Business
Regional Chief Executive Officer – California	Mark Lipson U.S. Trust Company, National Association 515 S. Flower Street Suite 2700 Los Angeles, CA 90071	Regional Chief Executive Officer – California	Asset Management, Investment & Fiduciary Services and Private Banking

Chief Financial Officer and Senior Vice President	Neil M. McDonnell U.S. Trust Company, National Association 225 High Ridge Road Stamdord, CT 06905	Chief Financial Officer and Senior Vice President	Asset Management, Investment & Fiduciary Services and Private Banking

Chief Investment Officer and Managing Director	John A. Clymer U.S. Trust Company, National Association 730 Second Avenue South Suite 1400 Minneapolis, MN 55402	Chief Investment Officer and Managing Director	Asset Management, Investment & Fiduciary Services and Private Banking

Managing Director and Treasurer	Alfred B. Childs U.S. Trust Company, National Association 2001 Ross Avenue Suite 2700 Dallas, TX 75201	Managing Director and Treasurer	Asset Management, Investment & Fiduciary Services and Private Banking

Managing Director & Chief Fiduciary Officer & Corporate Secretary	Jeffrey T. Osmun U.S. Trust Company, National Association 225 High Ridge Road Stamford, CT 06905	Managing Director & Chief Fiduciary Officer & Corporate Secretary	Asset Management, Investment & Fiduciary Services and Private Banking

10

(b)	United States Trust Company of New York:

United States Trust Company of New York (“U.S. Trust NY”) is a banking corporation organized under the laws of New York, headquartered in New York City with branches in New York and New Jersey. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust NY, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

Position with U.S. Trust NY	Name	Principal Occupation	Type of Business
Director	Dr. Eleanor Baum The Cooper Union for the Advancement of Science & Art 51 Astor Place New York, NY 10003	Dean, School of Engineering, The Cooper Union for the Advancement of Science & Art	Academic

Director	Philippe de Montebello The Metropolitan Museum of Art 1000 Fifth Avenue New York, NY 10028-0198	Director & Chief Executive Officer of the Metropolitan Museum of Art	Art Museum

Director	Robert E. Denham, Esq. Munger Tolles & Olson LLP 355 South Grand Avenue 35th Floor Los Angeles, CA 90071-1560	Partner, Munger, Tolles & Olson LLP	Law Firm

Director	Peter L. Malkin Wien & Malkin LLP Lincoln Building 60 West 42nd Street New York, NY 10165-0015	Chairman, Wien & Malkin LLP	Law Firm

Director	David A. Olsen U.S. Trust 114 West 47th Street New York, NY 10036	Retired Chairman and Chief Executive Officer of Johnson & Higgins	Risk & Insurance Services

Director	Carl H. Pforzheimer, III Carl H. Pforzheimer & Co. 950 Third Avenue 30th Floor New York, NY 10022	Managing Partner, Carl H. Pforzheimer & Co.	Investment Advisor

Director (Chairman)	Charles R. Schwab The Charles Schwab Corporation 101 Montgomery Street San Francisco, CA 94104	Chairman and Chief Executive Officer, The Charles Schwab Corporation	Financial Services

Director	H. Marshall Schwarz United States Trust Company of New York 114 West 47th Street New York, NY 10036	Retired Chairman, United States Trust Company of New York	Asset Management, Investment & Fiduciary Services and Private Banking

11

Position with U.S. Trust NY	Name	Principal Occupation	Type of Business
Director	Craig Walling U.S. Trust Company, National Association 225 High Ridge Road Stamford, CT 06905	Chief Executive Officer & President, U.S. Trust Company, National Association	Asset Management, Investment & Fiduciary Services and Private Banking

Director	Peter K. Scaturro United States Trust Company of New York 114 West 47th Street New York, NY 10036-1532	President & Chief Executive Officer, U.S. Trust Corporation and United States Trust Company of New York	Asset Management, Investment & Fiduciary Services and Private Banking

Director	Robert N. Wilson Johnson & Johnson 100 Albany Street New Brunswick, NJ 08903	Chairman, Caxton Health and Holdings; Retired Senior Vice Chairman, Johnson & Johnson	Health Care

Director	Ruth A. Wooden Public Agenda 6 East 39th Street New York, NY 10016	President & Chief Executive Officer Public Agenda	Nonpartisan Opinion Research Organization

Director	Gerald T. Mulligan Savings Bank Life Insurance Company of Massachusetts 1 Linscott Road Woburn, MA 01801	Chairman of the Board, Savings Bank Life Insurance Company of Massachusetts	Life Insurance

Director	William L. Atwell The Charles Schwab Corporation 101 Montgomery Street San Francisco, CA 94104	Executive Vice President and President, Individual Investor Enterprise and Schwab Bank	Financial Services

Director	Christopher V. Dodds The Charles Schwab Corporation 101 Montgomery Street San Francisco, CA 94104	Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation	Financial Services

President & Chief Executive Officer	Peter K. Scaturro United States Trust Company of New York 114 West 47th Street New York, NY 10036-1532	President & Chief Executive Officer, United States Trust Company of New York and U.S. Trust Corporation	Asset Management, Investment & Fiduciary Services and Private Banking

Executive Vice President and Chief Operating Officer	James Bailey United States Trust Company of New York 114 West 47th Street New York, NY 10036-1532	Executive Vice President and Chief Operating Officer, United States Trust Company of New York	Asset Management, Investment & Fiduciary Services and Private Banking

Executive Vice President and Chief Information Officer	Gerald Callaghan United States Trust Company of New York 114 West 47th Street New York, NY 10036-1532	Executive Vice President and Chief Information Officer, United States Trust Company of New York	Asset Management, Investment & Fiduciary Services and Private Banking

12

Position with U.S. Trust NY	Name	Principal Occupation	Type of Business
Executive Vice President	Paul K. Napoli United States Trust Company of New York 114 West 47th Street New York, NY 10036-1532	Executive Vice President, United States Trust Company of New York	Asset Management, Investment & Fiduciary Services and Private Banking

Executive Vice President & Chief Investment Officer	Timothy J. Leach United States Trust Company of New York 114 West 47th Street New York, NY 10036-1532	Executive Vice President & Chief Investment Officer, United States Trust Company of New York	Asset Management, Investment & Fiduciary Services and Private Banking

Managing Director & Comptroller	Richard E. Brinkmann United States Trust Company of New York 114 West 47th Street New York, NY 10036-1532	Managing Director & Comptroller	Asset Management, Investment & Fiduciary Services and Private Banking

Managing Director & Treasurer	Douglas Singer United States Trust Company of New York 114 West 47th Street New York, NY 10036-1532	Managing Director & Treasurer	Asset Management, Investment & Fiduciary Services and Private Banking

Managing Director & Corporate Secretary	Carol A. Strickland United States Trust Company of New York 114 West 47th Street New York, NY 10036-1532	Managing Director & Corporate Secretary	Asset Management, Investment & Fiduciary Services and Private Banking

ITEM 27.	Principal Underwriters.

(a)	BISYS Fund Services Limited Partnership (“BISYS LP” or the “Distributor”) acts as principal underwriter for the following investment companies:

American Independence Funds Trust

American Performance Funds

AmSouth Funds

BB&T Funds

The Coventry Group

Excelsior Funds, Inc.

First Focus Funds, Inc.

The Hirtle Callaghan Trust

HSBC Advisor Funds Trust

HSBC Investor Funds

HSBC Investor Portfolios

Legacy Funds Group

MMA Praxis Mutual Funds

Old Westbury Funds, Inc.

Pacific Capital Funds

STI Classic Funds

STI Classic Variable Trust

13

USAllianz Variable Insurance Products Trust

Variable Insurance Funds

Vintage Mutual Funds, Inc.

BISYS LP is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS LP’s main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(b)	Information about Directors and Officers of BISYS LP is as follows:

Name and Address	Position with Principal Underwriter
William J. Tomko	President
James L. Fox	Director
Edward S. Forman	Secretary and Director
Charles L. Booth	Vice President and Assistant Compliance Officer
Richard F. Froio	Vice President and Chief Compliance Officer
Stephen E. Hoffman	Treasurer
Robert A. Bucher	Financial and Operations Principal

(c)	Not applicable.

ITEM 28.	Locations of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of:

(1)	United States Trust Company of New York, 114 West 47th Street, New York, New York 10036 (records relating to its functions as investment adviser).

(2)	U.S. Trust Company, N.A., 225 High Ridge Road, Stamford, Connecticut 06905 (records relating to its function as investment adviser and co-administrator).

(3)	BISYS Fund Services Limited Partnership, 100 Summer Street, 15th Floor, Boston, MA 02110 (records relating to its function as distributor).

(4)	J.P. Morgan Chase & Co., 73 Tremont Street, Boston, MA 02108-3913 (records relating to its former function as co-administrator and former function as transfer agent).

(5)	State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, MA 02171 (records relating to its function as transfer agent).

(6)	BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 (records relating to its function as co-administrator).

(7)	J.P. Morgan Chase Bank, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245 (records relating to its function as custodian).

14

(8)	Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York 10022 (Registrant’s Articles of Incorporation, Bylaws, and Minute Books).

ITEM 29.	Management Services.

Not applicable.

ITEM 30.	Undertakings.

Not applicable.

15

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Excelsior Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A (“PEA No. 52”) under Rule 485(b) under the 1933 Act and has duly caused this PEA No. 52 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th day of July, 2005.

EXCELSIOR FUNDS, INC. (Registrant)

/s/ Mary Martinez
Mary Martinez, President
(Signature and Title)

Pursuant to the requirements of the 1933 Act, this PEA No. 52 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Frederick S. Wonham Frederick S. Wonham	Chairman of the Board and Director	July 29, 2005

* Morrill Melton Hall, Jr.	Director

* Rodman L. Drake	Director

* Jonathan Piel	Director

* Roger M. Lynch	Director

* John D. Collins	Director

/s/ James L. Bailey James L. Bailey	Director	July 29, 2005

/s/ Mary Martinez Mary Martinez	President	July 29, 2005

/s/ Agnes Mullady Agnes Mullady	Chief Financial Officer, Chief Accounting Officer and Treasurer	July 29, 2005

*By:	/s/ Frederick S. Wonham	July 29, 2005
Frederick S. Wonham
Attorney-in-Fact

*	Powers of Attorney are incorporated by reference herein as Exhibit (q).

16

EXHIBIT INDEX

(h)(4)	Amended and Restated Administrative Services Plan

(h)(5)	Amended and Restated Administrative Services Plan (I Shares Money Fund)

(h)(6)	Amended and Restated Administrative Services Plan (I Shares Government Money Fund)

(h)(7)	Amended and Restated Administrative Services Plan (Retirement Shares)

(h)(8)	Amended and Restated Administrative Services Plan (I Shares)

(h)(15)	Amended and Restated Waiver Agreement

(h)(16)	Form of Shareholder Servicing Agreement

(i)(2)	Consent of Paul, Hastings, Janofsky & Walker LLP

(j)	Consent of Deloitte & Touche, LLP